UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07989

Metropolitan West Funds

(Exact name of registrant as specified in charter)

865 South Figueroa Street

Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

David B. Lippman

Metropolitan West Funds

865 South Figueroa Street

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

	Maturity		Principal
Issues	Date		Amount	Value
BONDS – 86.13%
ASSET-BACKED SECURITIES — 3.82%**
Goal Capital Funding Trust, Series 2006-1, Class A3
0.40%	11/25/26	[2]	$139,635	$138,727
Nelnet Student Loan Trust, Series 2012-5A, Class A
0.78%	10/27/36	[2,3]	205,755	207,550
SLM Student Loan Trust, Series 2003-12, Class A5
0.55%	09/15/22	[2,3]	265,542	265,232
SLM Student Loan Trust, Series 2004-10, Class A6A
0.83%	04/27/26	[2,3]	770,000	770,956
SLM Student Loan Trust, Series 2004-3, Class A5
0.45%	07/25/23	[2]	767,347	764,013
SLM Student Loan Trust, Series 2005-8, Class A3
0.39%	10/25/24	[2]	507,430	506,724
SLM Student Loan Trust, Series 2006-4, Class A5
0.38%	10/27/25	[2]	674,705	672,060
SLM Student Loan Trust, Series 2007-7, Class A3
0.52%	04/25/17	[2]	746,634	746,110
SLM Student Loan Trust, Series 2008-5, Class A3
1.58%	01/25/18	[2]	381,942	383,175
SLM Student Loan Trust, Series 2008-8, Class A2
1.18%	10/25/17	[2]	109,207	109,416
SLM Student Loan Trust, Series 2012-6, Class A2
0.46%	09/25/19	[2]	423,258	423,070
SLM Student Loan Trust, Series 2013-4, Class A
0.73%	06/25/27	[2]	295,447	294,552
SLM Student Loan Trust, Series 2013-5, Class A1
0.44%	05/25/18	[2]	8,091	8,091
SLM Student Loan Trust, Series 2014-1, Class A2
0.56%	07/26/21	[2]	770,000	768,744

Total Asset-Backed Securities (Cost $6,058,993)				6,058,420

CORPORATES — 18.37%*
Automotive — 0.57%
Nissan Auto Receivables Owner Trust, Series 2012-B, Class A4
0.98%	09/26/16	[2,3]	900,000	904,508

	Maturity		Principal
Issues	Date		Amount	Value
CORPORATES (continued)
Banking — 4.76%
Bank of America Corp.
1.50%	10/09/15		$500,000	$500,850
Bank of America N.A. (BKNT)
0.59%	06/15/17	[2]	750,000	744,702
5.30%	03/15/17		250,000	264,856
Capital One Financial Co.
1.00%	11/06/15		700,000	699,796
Credit Suisse/New York (YCD) (Switzerland)
0.60%	08/24/15	[2,4]	850,000	850,002
JPMorgan Chase Bank N.A.
0.62%	06/13/16	[2]	1,550,000	1,546,475
JPMorgan Chase Bank N.A. (BKNT)
5.88%	06/13/16		295,000	308,251
Macquarie Bank Ltd. (Australia)
0.74%	06/15/16	[2,3,4]	500,000	500,072
0.91%	10/27/17	[2,3,4]	400,000	400,949
National City Bank (BKNT)
0.65%	06/07/17	[2]	700,000	696,077
Royal Bank of Scotland PLC (United Kingdom)
2.55%	09/18/15	[4]	500,000	501,110
UBS AG/Stamford CT (Switzerland)
0.84%	06/01/17	[2,4]	550,000	548,669

				7,561,809

Communications — 0.85%
AT&T, Inc.
2.50%	08/15/15		438,000	438,835
Verizon Communications, Inc., Series FRN
1.82%	09/15/16	[2]	900,000	912,448

				1,351,283

Electric — 0.38%
NextEra Energy Capital Holdings, Inc.
1.34%	09/01/15		600,000	600,582

Energy — 0.76%
Florida Gas Transmission Co. LLC
4.00%	07/15/15	[3]	550,000	550,546
Trans-Canada Pipelines Ltd. (Canada)
0.96%	06/30/16	[2,4]	650,000	652,294

				1,202,840

Finance — 3.80%
Citigroup, Inc.
1.24%	07/25/16	[2]	1,800,000	1,806,101
5.30%	01/07/16		275,000	281,257
Ford Motor Credit Co. LLC, Series FRN
1.53%	05/09/16	[2]	600,000	603,571

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015  / 1

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

	Maturity		Principal
Issues	Date		Amount	Value
CORPORATES (continued)
Finance (continued)
General Electric Capital Corp. (MTN)
0.94%	07/12/16	[2]	$500,000	$503,088
General Motors Financial Co., Inc., Series 3YR
3.00%	09/25/17		650,000	663,000
Goldman Sachs Group, Inc.
3.63%	02/07/16		300,000	304,829
Goldman Sachs Group, Inc. (MTN)
1.60%	11/23/15		1,000,000	1,003,466
Goldman Sachs Group, Inc., Series B (MTN)
0.68%	07/22/15	[2]	200,000	200,016
Morgan Stanley
1.02%	01/05/18	[2]	400,000	400,606
Morgan Stanley (MTN)
0.73%	10/18/16	[2]	260,000	259,416

				6,025,350

Food — 0.30%
HJ Heinz Co.
1.60%	06/30/17	[3]	480,000	480,283

Health Care — 1.12%
McKesson Corp.
0.68%	09/10/15	[2]	800,000	799,973
Providence Health & Services Obligated Group
0.93%	10/01/15	[2]	975,000	975,295

				1,775,268

Insurance — 0.16%
Metropolitan Life Global Funding I
0.82%	07/15/16	[2,3]	250,000	251,197

Real Estate Investment Trust (REIT) — 5.12%
ARC Properties Operating Partnership LP/ Clark Acquisition LLC
2.00%	02/06/17		650,000	631,719
BioMed Realty LP
3.85%	04/15/16		463,000	471,570
HCP, Inc.
6.00%	01/30/17		1,100,000	1,173,872
Health Care REIT, Inc.
6.20%	06/01/16		600,000	626,072
Hospitality Properties Trust
6.30%	06/15/16		500,000	510,914
Kimco Realty Corp. (MTN)
5.58%	11/23/15		560,000	570,156
Mid-America Apartments LP
5.50%	10/01/15		900,000	909,625
Pan Pacific Retail Properties, Inc.
5.25%	09/01/15		500,000	503,225

	Maturity		Principal
Issues	Date		Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Realty Income Corp.
5.50%	11/15/15		$700,000	$710,744
Reckson Operating Partnership LP
6.00%	03/31/16		500,000	517,279
Ventas Realty LP/Ventas Capital Corp.
3.13%	11/30/15		750,000	756,024
WEA Finance LLC/Westfield UK & Europe Finance PLC
1.75%	09/15/17	[3]	750,000	752,501

				8,133,701

Retail — 0.47%
Walgreens Boots Alliance, Inc.
0.73%	05/18/16	[2]	745,000	745,048

Transportation — 0.08%
JetBlue Airways Pass-Through Trust, Series 2004-2, Class G1
0.65%	08/15/16	[2]	134,607	133,261

Total Corporates (Cost $29,070,637)				29,165,130

MORTGAGE-BACKED — 60.50%**
Commercial Mortgage-Backed — 7.80%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4
5.16%	09/10/47	[2]	390,492	392,269
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-3, Class A3
5.57%	06/10/49	[2]	316,274	317,745
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class AAB
5.90%	06/11/40	[2]	380,524	382,049
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A3
5.74%	06/11/50		44,375	44,346
CD Commercial Mortgage Trust, Series 2006-CD3, Class A1S
5.61%	10/15/48		919,820	957,908
Commercial Mortgage Trust, Series 2012-CR3, Class A1
0.67%	10/15/45		1,010,250	1,007,839
Commercial Mortgage Trust, Series 2012-CR5, Class A2
1.68%	12/10/45		520,000	522,125
DBRR Trust, Series 2013-EZ3, Class A
1.64%	12/18/49	[2,3]	739,674	743,142
DBUBS Mortgage Trust, Series 2011-LX2A, Class A1
3.53%	07/10/44	[3]	795,618	836,190

See accompanying notes to Schedule of Portfolio Investments.

2 / N-Q Report June 2015

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4
5.24%	11/10/45	[2]	$802,058	$805,992
GS Mortgage Securities Trust, Series 2011-GC3, Class A2
3.65%	03/10/44	[3]	620,358	626,539
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A4
5.41%	12/15/44	[2]	697,181	700,110
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class ASB
6.10%	04/15/45	[2]	129,999	130,694
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3S
5.24%	05/15/47	[3]	98,728	98,805
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class ASB
5.69%	02/12/51		93,168	96,429
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class ASB
5.96%	06/15/49	[2]	198,016	204,977
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A2
3.67%	02/15/46	[3]	163,266	166,560
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A3
4.39%	02/15/46	[3]	1,100,000	1,172,732
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C4, Class A3
4.11%	07/15/46	[3]	980,000	1,040,261
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A
5.17%	12/12/49		398,580	415,747
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A4
5.45%	02/12/44	[2]	800,000	840,372
Morgan Stanley Capital I Trust, Series 2007-HQ12, Class A2
5.86%	04/12/49	[2]	286,182	285,771
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class F
5.70%	03/15/42	[3]	555,140	555,026
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A2
5.42%	04/15/47		42,768	42,760

				12,386,388

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed — 7.48%
Aames Mortgage Trust, Series 2002-1, Class A3 (STEP)
6.90%	06/25/32		$34,302	$33,419
Adjustable Rate Mortgage Trust, Series 2005-1, Class 1A1
3.02%	05/25/35	[2]	674,941	605,158
Adjustable Rate Mortgage Trust, Series 2005-11, Class 2A41
2.58%	02/25/36	[2]	198,558	195,951
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE4, Class M2
0.86%	05/25/35	[2]	6,982	7,000
Banc of America Funding Corp., Series 2003-2, Class 1A1
6.50%	06/25/32		7,639	8,141
Banc of America Mortgage Securities, Inc., Series 2003-A, Class 2A2
3.02%	02/25/33	[2]	2,884	2,863
BCAP LLC Trust, Series 2007-AA1, Class 1A2
0.34%	02/25/47	[2]	318,208	296,041
Centex Home Equity Loan Trust, Series 2005-D, Class M1
0.61%	10/25/35	[2]	447,014	446,582
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
2.84%	02/25/34	[2]	117,936	115,904
Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class MV1
0.83%	08/25/35	[2]	79,116	78,975
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.36%	03/25/37	[2]	1,835,484	1,812,536
Conseco Financial Corp., Series 1994-1, Class A5
7.65%	04/15/19		370	384
Countrywide Alternative Loan Trust, Series 2004-J6, Class 2A1
6.50%	11/25/31		124,484	132,429
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR31, Class 4A2
2.57%	11/25/32	[2]	183,259	170,971
Credit Suisse Mortgage Trust, Series 2007-C5, Class AAB
5.62%	09/15/40	[2]	427,485	440,054
DBRR Trust, Series 2013-EZ2, Class A
0.85%	02/25/43	[2,3]	21,269	21,265
DSLA Mortgage Loan Trust, Series 2004-AR3, Class 2A2A
0.56%	07/19/44	[2]	317,346	308,600

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015  / 3

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Equifirst Mortgage Loan Trust, Series 2005-1, Class M1
0.81%	04/25/35	[2]	$169,471	$169,863
Fremont Home Loan Trust, Series 2005-C, Class M1
0.66%	07/25/35	[2]	272,983	273,477
GE Mortgage Services LLC, Series 1998-HE1, Class A7
6.47%	06/25/28		49	49
GMAC Mortgage Corp. Loan Trust, Series 2003-GH1, Class A5 (STEP)
5.50%	07/25/34		18,343	18,711
Green Tree Home Improvement Loan Trust, Series 1995-F, Class B2
7.10%	01/15/21		2,049	2,052
GSAA Trust, Series 2006-2, Class 2A3
0.72%	12/25/35	[2]	158,458	158,292
Home Equity Loan Trust, Series 2007-3, Class APT
1.38%	11/20/36	[2]	555,839	554,352
IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class A1
0.96%	12/25/34	[2]	663,384	567,202
IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 6A1
2.70%	10/25/34	[2]	538,751	520,569
IndyMac Manufactured Housing Contract, Series 1998-2, Class A4
6.64%	08/25/29	[2]	48,693	49,978
JPMorgan Mortgage Trust, Series 2005-A2, Class 9A1
2.40%	04/25/35	[2]	500,824	501,513
MASTR Adjustable Rate Mortgages Trust, Series 2004-1, Class 2A1
2.75%	01/25/34	[2]	13,766	13,555
MASTR Adjustable Rate Mortgages Trust, Series 2004-12, Class 5A1
2.57%	10/25/34	[2]	633,049	613,315
MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1
2.60%	06/25/34	[2]	15,699	15,096
MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A2
0.29%	03/25/47	[2]	464,312	456,930
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
2.50%	10/25/32	[2]	73,342	73,676
Merrill Lynch Mortgage Investors, Inc., Series 2003-A1, Class 2A
2.32%	12/25/32	[2]	213,714	212,815
Mid-State Trust, Series 2006, Class A4
7.79%	07/01/35		25,953	27,858

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Park Place Securities, Inc., Series 2005-WHQ2, Class A1B
0.45%	05/25/35	[2]	$92,175	$92,166
Residential Asset Mortgage Products, Inc., Series 2003-RZ3, Class A6 (STEP)
3.90%	03/25/33		159,712	160,758
Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11
7.13%	03/25/16		1,170	1,176
Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A2
8.50%	11/25/31		34,570	14,001
Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A8
6.50%	11/25/31		92,552	95,502
Residential Asset Securities Corp., Series 2004-IP2, Class 2A1
2.49%	12/25/34	[2]	249,228	250,429
Residential Asset Securities Corp., Series 2005-KS12, Class A3
0.50%	01/25/36	[2]	524,772	518,876
Residential Funding Mortgage Securities II, Inc., Series 1999-HI6, Class AI7 (STEP)
8.60%	09/25/29		11,027	11,018
Residential Funding Mortgage Securities II, Inc., Series 2000-HI1, Class AI7 (STEP)
8.29%	02/25/25		392	391
Soundview Home Equity Loan Trust, Series 2006-WF2, Class A2C
0.32%	12/25/36	[2]	400,910	396,863
Structured Asset Investment Loan Trust, Series 2005-5, Class M1
0.81%	06/25/35	[2]	269,486	270,262
Structured Asset Securities Corp., Series 2001-15A, Class 4A1
2.18%	10/25/31	[2]	34,573	34,626
Terwin Mortgage Trust, Series 2004-13AL, Class 2PX (IO)
0.34%	08/25/34	[3,5]	4,057,307	58,115
UCFC Home Equity Loan, Series 1998-D, Class BF1
8.97%	04/15/30	[2,5]	1,243	162
WaMu Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB13
0.68%	06/25/35	[2]	361,315	280,455
WaMu Mortgage Pass-Through Certificates, Series 2002-AR6, Class A
1.55%	06/25/42	[2]	70,768	68,621
WaMu Mortgage Pass-Through Certificates, Series 2003-AR6, Class A1
2.45%	06/25/33	[2]	202,209	202,884

See accompanying notes to Schedule of Portfolio Investments.

4 / N-Q Report June 2015

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wells Fargo Home Equity Trust, Series 2005-3, Class M1
0.59%	11/25/35	[2]	$105,630	$105,830
Wells Fargo Home Equity Trust, Series 2005-4, Class AI3
0.56%	12/25/35	[2]	406,959	403,957

				11,871,668

U.S. Agency Mortgage-Backed — 45.22%
Fannie Mae Pool 111643
1.93%	09/01/20	[2]	7,858	7,956
Fannie Mae Pool 254548
5.50%	12/01/32		293,880	331,537
Fannie Mae Pool 523829
8.00%	11/01/19		55,925	60,773
Fannie Mae Pool 555098
2.42%	11/01/32	[2]	52,376	55,646
Fannie Mae Pool 555424
5.50%	05/01/33		192,351	216,658
Fannie Mae Pool 567002
8.00%	05/01/23		49,890	57,068
Fannie Mae Pool 646884
1.79%	05/01/32	[2]	4,757	4,890
Fannie Mae Pool 648860
6.50%	05/01/17		75,430	77,642
Fannie Mae Pool 655133
7.00%	08/01/32		25,063	28,702
Fannie Mae Pool 655151
7.00%	08/01/32		17,461	18,827
Fannie Mae Pool 745506
5.67%	02/01/16		432,543	434,495
Fannie Mae Pool 754001
2.28%	12/01/33	[2]	200,548	205,391
Fannie Mae Pool 762525
6.50%	11/01/33		30,938	34,714
Fannie Mae Pool 770900
2.19%	04/01/34	[2]	334,652	357,685
Fannie Mae Pool 893489
2.23%	09/01/36	[2]	63,066	67,668
Fannie Mae Pool AD0538
6.00%	05/01/24		168,763	187,031
Fannie Mae Pool AE0443
6.50%	10/01/39		255,827	295,417
Fannie Mae Pool AL0561
3.74%	06/01/18		914,449	968,855
Fannie Mae Pool AL0851
6.00%	10/01/40		219,844	250,226

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 1988-12, Class A
3.82%	02/25/18	[2]	$14,703	$15,075
Fannie Mae REMICS, Series 1993-80, Class S
10.65%	05/25/23	[2]	2,678	3,092
Fannie Mae REMICS, Series 2001-42, Class SB
8.50%	09/25/31	[2]	2,722	3,454
Fannie Mae REMICS, Series 2001-60, Class OF
1.13%	10/25/31	[2]	249,975	257,613
Fannie Mae REMICS, Series 2002-30, Class FB
1.18%	08/25/31	[2]	339,841	347,924
Fannie Mae REMICS, Series 2003-117, Class XF
0.53%	08/25/33	[2]	341,048	341,762
Fannie Mae REMICS, Series 2003-134, Class FC
0.78%	12/25/32	[2]	1,090,684	1,105,109
Fannie Mae REMICS, Series 2003-29, Class F
0.68%	12/25/32	[2]	656,783	659,317
Fannie Mae REMICS, Series 2003-64, Class KS
9.41%	07/25/18	[2]	102,794	110,112
Fannie Mae REMICS, Series 2004-38, Class FT
0.61%	10/25/33	[2]	815,580	818,125
Fannie Mae REMICS, Series 2004-60, Class FW
0.63%	04/25/34	[2]	960,792	969,684
Fannie Mae REMICS, Series 2004-79, Class F
0.48%	08/25/32	[2]	315,416	316,493
Fannie Mae REMICS, Series 2005-57, Class EG
0.48%	03/25/35	[2]	1,007,261	1,009,780
Fannie Mae REMICS, Series 2006-56, Class FD
0.43%	07/25/36	[2]	1,087,235	1,090,530
Fannie Mae REMICS, Series 2006-84, Class WF
0.48%	02/25/36	[2]	374,254	375,565
Fannie Mae REMICS, Series 2007-68, Class SC (IO)
6.52%	07/25/37	[2]	367,714	68,477
Fannie Mae REMICS, Series 2008-47, Class PF
0.68%	06/25/38	[2]	232,219	233,682

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015  / 5

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2009-111, Class DA
5.00%	12/25/39		$171,513	$184,764
Fannie Mae REMICS, Series 2009-33, Class FB
1.00%	03/25/37	[2]	345,511	351,641
Fannie Mae REMICS, Series 2010-109, Class PF
0.58%	10/25/40	[2]	204,667	206,127
Fannie Mae REMICS, Series 2010-119, Class FK
0.68%	04/25/40	[2]	586,729	589,504
Fannie Mae REMICS, Series 2010-35, Class FL
0.63%	07/25/38	[2]	987,456	992,196
Fannie Mae REMICS, Series 2011-71, Class FB
0.68%	05/25/37	[2]	458,664	463,328
Fannie Mae REMICS, Series 2011-8, Class PF
0.68%	01/25/40	[2]	508,588	512,138
Fannie Mae REMICS, Series 2012-19, Class FP
0.68%	12/25/39	[2]	1,416,698	1,420,112
Fannie Mae REMICS, Series 2012-33, Class F
0.70%	04/25/42	[2]	1,442,013	1,458,271
Fannie Mae REMICS, Series 2013-75, Class FC
0.43%	07/25/42	[2]	1,304,320	1,306,421
Fannie Mae REMICS. Series 2004-92, Class FD
0.53%	05/25/34	[2]	1,363,955	1,369,282
Fannie Mae, Series 2003-124, Class TS
9.80%	01/25/34	[2]	35,315	45,775
Fannie Mae, Series 2004-96, Class MT
7.00%	12/25/34	[2]	10,049	11,828
Fannie Mae, Series 2010-26, Class S (IO)
6.05%	11/25/36	[2]	1,048,595	165,638
Fannie Mae, Series 2014-M12, Class FA
0.48%	10/25/21		680,371	684,193
Fannie Mae, Series 2014-M5, Class FA
0.51%	01/25/17		662,394	663,106
Fannie Mae, Series 2014-M6, Class FA
0.47%	12/25/17		780,431	776,111
Fannie Mae, Series 2014-M8, Class FA
0.44%	05/25/18		1,012,324	1,014,724
Freddie Mac Gold Pool C90237
6.50%	11/01/18		28,288	32,409
Freddie Mac Gold Pool C90474
7.00%	08/01/21		44,625	48,886

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool D93410
6.50%	04/01/19		$28,248	$32,363
Freddie Mac Gold Pool G13107
5.50%	07/01/20		210,632	221,463
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K004, Class A2
4.19%	08/25/19		855,000	930,505
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K010, Class A1
3.32%	07/25/20		624,776	648,485
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K502, Class A1
0.73%	12/25/16		228,448	228,792
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K701, Class A2
3.88%	11/25/17		745,000	784,347
Freddie Mac Non Gold Pool 775554
2.40%	10/01/18	[2]	2,119	2,137
Freddie Mac Non Gold Pool 865369
2.78%	06/01/22	[2]	228	230
Freddie Mac REMICS, Series 1526, Class L
6.50%	06/15/23		7,107	8,147
Freddie Mac REMICS, Series 2368, Class AF
1.14%	10/15/31	[2]	145,900	150,345
Freddie Mac REMICS, Series 2642, Class BW (IO)
5.00%	06/15/23		5,647	433
Freddie Mac REMICS, Series 2733, Class FB
0.79%	10/15/33	[2]	1,060,000	1,073,961
Freddie Mac REMICS, Series 2763, Class FC
0.54%	04/15/32	[2]	995,252	999,762
Freddie Mac REMICS, Series 2945, Class LD
4.00%	02/15/35		62,568	64,844
Freddie Mac REMICS, Series 2971, Class AB
5.00%	05/15/20		21,211	21,405
Freddie Mac REMICS, Series 2990, Class DE
0.57%	11/15/34	[2]	1,497,425	1,504,687
Freddie Mac REMICS, Series 2990, Class LE
0.51%	10/15/34	[2]	1,062,884	1,068,577

See accompanying notes to Schedule of Portfolio Investments.

6 / N-Q Report June 2015

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 3001, Class HS
16.29%	02/15/35	[2]	$39,147	$43,777
Freddie Mac REMICS, Series 3085, Class FW
0.89%	08/15/35	[2]	1,341,934	1,364,878
Freddie Mac REMICS, Series 3174, Class FM
0.43%	05/15/36	[2]	638,237	638,647
Freddie Mac REMICS, Series 3196, Class FA
0.54%	04/15/32	[2]	1,091,957	1,095,352
Freddie Mac REMICS, Series 3300, Class FA
0.49%	08/15/35	[2]	1,248,890	1,252,349
Freddie Mac REMICS, Series 3325, Class NF
0.49%	08/15/35	[2]	250,884	251,580
Freddie Mac REMICS, Series 3345, Class FP
0.39%	11/15/36	[2]	15,886	15,897
Freddie Mac REMICS, Series 3345, Class PF
0.37%	05/15/36	[2]	17,843	17,858
Freddie Mac REMICS, Series 3346, Class FA
0.42%	02/15/19	[2]	749,754	750,603
Freddie Mac REMICS, Series 3423, Class FA
0.69%	06/15/36	[2]	560,946	561,756
Freddie Mac REMICS, Series 3652, Class PF
0.94%	07/15/32	[2]	233,085	235,932
Freddie Mac REMICS, Series 3767, Class JF
0.49%	02/15/39	[2]	1,426,321	1,430,058
Freddie Mac REMICS, Series 3792, Class DF
0.59%	11/15/40	[2]	1,809,871	1,816,485
Freddie Mac REMICS, Series 3806, Class DF
0.59%	08/15/25	[2]	582,139	585,488
Freddie Mac REMICS, Series 3828, Class TF
0.59%	04/15/29	[2]	527,633	529,240
Freddie Mac REMICS, Series 3831, Class PV
5.00%	05/15/25		949,938	1,023,388
Freddie Mac REMICS, Series 3845, Class FQ
0.44%	02/15/26	[2]	996,556	998,467

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 3895, Class BF
0.69%	07/15/41	[2]	$574,237	$579,802
Freddie Mac REMICS, Series 3946, Class FG
0.54%	10/15/39	[2]	921,777	925,972
Freddie Mac REMICS, Series 4109, Class KF
0.59%	05/15/32	[2]	1,585,658	1,588,872
Freddie Mac Strips, Series 263, Class F5
0.69%	06/15/42	[2]	859,016	867,714
Freddie Mac, Series KF02, Class A1
0.56%	07/25/20		597,904	601,073
Freddie Mac, Series KF05, Class A
0.53%	09/25/21		1,146,795	1,150,393
Freddie Mac, Series KS02, Class A
0.56%	08/25/23		985,011	987,472
Ginnie Mae II Pool 80546
1.63%	10/20/31	[2]	19,981	20,752
Ginnie Mae II Pool 80610
1.63%	06/20/32	[2]	244,534	254,607
Ginnie Mae II Pool 80614
1.63%	07/20/32	[2]	34,934	36,330
Ginnie Mae II Pool 80687
1.63%	04/20/33	[2]	171,266	178,416
Ginnie Mae II Pool 8339
1.63%	12/20/23	[2]	36,905	38,454
Ginnie Mae II Pool 8684
1.63%	08/20/25	[2]	50,120	52,164
Ginnie Mae II Pool MA0331
2.50%	08/20/42	[2]	562,588	579,934
Ginnie Mae, Series 2001-22, Class FK
0.53%	05/16/31	[2]	1,424,914	1,432,746
Ginnie Mae, Series 2001-51, Class FA
0.68%	10/16/31	[2]	1,464,539	1,476,991
Ginnie Mae, Series 2002-16, Class FV
0.58%	02/16/32	[2]	1,531,554	1,542,479
Ginnie Mae, Series 2002-20, Class FC
0.48%	03/16/32	[2]	619,440	620,033
Ginnie Mae, Series 2002-72, Class FB
0.58%	10/20/32	[2]	363,582	366,377
Ginnie Mae, Series 2002-72, Class FC
0.58%	10/20/32	[2]	346,765	349,431
Ginnie Mae, Series 2003-42, Class FA
0.58%	07/16/31	[2]	1,527,647	1,537,708
Ginnie Mae, Series 2004-2, Class FW
1.58%	01/16/34	[2]	489,080	516,439
Ginnie Mae, Series 2009-66, Class UF
1.18%	08/16/39	[2]	392,909	402,582

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015  / 7

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae, Series 2009-92, Class FC
0.98%	10/16/39	[2]	$382,539	$389,220
Ginnie Mae, Series 2010-108, Class PF
0.58%	02/20/38	[2]	965,858	970,819
Ginnie Mae, Series 2010-2, Class FA
0.68%	05/20/37	[2]	917,406	919,244
Ginnie Mae, Series 2010-66, Class C
3.24%	04/16/42		349,393	354,538
Ginnie Mae, Series 2011-70, Class IL (IO)
0.60%	06/16/37	[2]	5,145,432	96,913
Ginnie Mae, Series 2011-80, Class BF
0.51%	06/20/36	[2]	989,591	990,459
Ginnie Mae, Series 2012-10, Class FP
0.48%	01/20/41	[2]	753,007	753,272
Ginnie Mae, Series 2012-13, Class KF
0.48%	07/20/38	[2]	1,301,126	1,305,554
NCUA Guaranteed Notes, Series 2010-R1, Class A1
0.64%	10/07/20	[2]	1,197,150	1,203,650
NCUA Guaranteed Notes, Series 2010-R2, Class 1A
0.56%	11/06/17	[2]	1,430,486	1,433,326
NCUA Guaranteed Notes, Series 2010-R3, Class 1A
0.74%	12/08/20	[2]	1,008,324	1,016,004
NCUA Guaranteed Notes, Series 2011-C1, Class 2A
0.72%	03/09/21	[2]	865,653	868,918
NCUA Guaranteed Notes, Series 2011-R3, Class 1A
0.59%	03/11/20	[2]	554,959	556,767
NCUA Guaranteed Notes, Series 2011-R4, Class 1A
0.57%	03/06/20	[2]	308,363	308,966
NCUA Guaranteed Notes, Series 2011-R5, Class 1A
0.56%	04/06/20	[2]	418,313	418,509
NCUA Guaranteed Notes, Series 2011-R6, Class 1A
0.56%	05/07/20	[2]	43,643	43,647

				71,772,214

Total Mortgage-Backed (Cost $95,438,003)				96,030,270

	Maturity		Principal
Issues	Date		Amount	Value
U.S. AGENCY SECURITIES — 2.07%
Federal Farm Credit Bank
0.22%	04/26/17	[2]	$2,000,000	$2,001,840
0.24%	04/17/17	[2]	1,280,000	1,281,882

Total U.S. Agency Securities (Cost $3,279,908)				3,283,722

U.S. TREASURY SECURITIES — 1.37%
U.S. Treasury Notes — 1.37%
U.S. Treasury Notes - Treasury Inflation Indexed Notes
0.13%	04/15/16	[6]	2,159,858	2,170,658

Total U.S. Treasury Securities (Cost $2,174,735)
Total Bonds – 86.13% (Cost $136,022,276)				136,708,200

		Principal
	Maturity	Amount/
Issues	Date	Share	Value
SHORT-TERM INVESTMENTS — 12.29%
Money Market Funds — 2.02%
Dreyfus Cash Advantage Fund
0.01%[7]		1,602,000	1,602,000
Morgan Stanley Institutional Fund
0.04%[7]		1,602,000	1,602,000

			3,204,000

U.S. Agency Discount Notes — 10.27%
Federal Home Loan Bank
0.03%[8]	07/29/15	3,000,000	2,999,976
0.03%[8]	08/12/15	3,805,000	3,804,867
0.04%[8]	08/19/15	4,200,000	4,199,828
0.06%[8]	08/04/15	1,705,000	1,704,952
0.08%[8]	08/21/15	3,588,000	3,587,846

			16,297,469

Total Short-Term Investments (Cost $19,500,740)			19,501,469

Total Investments – 98.42% (Cost $155,523,016)[1]			156,209,669

Cash and Other Assets, Less Liabilities – 1.58%			2,513,206

Net Assets – 100.00%			$158,722,875

See accompanying notes to Schedule of Portfolio Investments.

8 / N-Q Report June 2015

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Notes:

[1]	Cost for federal income tax purposes is $155,529,312 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$1,301,262
Gross unrealized (depreciation)	(620,905)

Net unrealized appreciation	$680,357

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2015.

[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[5]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $58,277, which is 0.04% of total net assets.

[6]	Inflation protected security. Principal amount reflects original security face amount.

[7]	Represents the current yield as of June 30, 2015.

[8]	Represents annualized yield at date of purchase.
*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(IO): Interest only

(MTN): Medium-term note

(STEP): Step coupon bond

(YCD): Yankee Certificate of Deposit

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015  / 9

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 96.84%
ASSET-BACKED SECURITIES — 14.68%**
Alm Loan Funding, Series 2012-7A, Class A1 (Cayman Islands)
1.70%	10/19/24	[2,3,4]	$4,950,000	$4,950,036
ARES CLO Ltd., Series 2007-12A, Class A (Cayman Islands)
0.91%	11/25/20	[2,3,4]	3,758,463	3,719,371
Bayview Commercial Asset Trust, Series 2005-1A, Class A1
0.48%	04/25/35	[3,4]	517,755	477,242
Bayview Commercial Asset Trust, Series 2007-1, Class A1
0.40%	03/25/37	[3,4]	426,983	378,810
Bayview Commercial Asset Trust, Series 2007-3, Class A1
0.42%	07/25/37	[3,4]	3,738,884	3,241,981
Blue Hill CLO Ltd., Series 2013-1A, Class A (Cayman Islands)
1.76%	01/15/26	[2,3,4]	8,110,000	8,110,983
BlueMountain CLO Ltd., Series 2013-4A, Class A (Cayman Islands)
1.78%	04/15/25	[2,3,4]	4,235,000	4,235,314
Brazos Higher Education Authority, Inc., Series 2003 I, Class A3
0.01%	09/26/22	[3]	2,726,536	2,717,816
Brazos Higher Education Authority, Inc., Series 2010-1, Class A2
1.48%	02/25/35	[3]	3,070,000	3,131,997
Brazos Higher Education Authority, Inc., Series 2011-1, Class A2
1.06%	02/25/30	[3]	302,457	303,497
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
1.28%	10/27/36	[3]	5,075,000	5,121,791
Dryden 37 Senior Loan Fund, Series 2015-37A, Class A (Cayman Islands)
1.82%	04/15/27	[2,3,4]	9,280,000	9,287,357
Dryden XXII Senior Loan Fund, Series 2013-30A, Class A (Cayman Islands)
1.52%	11/15/25	[2,3,4]	7,500,000	7,431,645
Education Loan Asset-Backed Trust, Series 2013-1A, Class A2
0.98%	04/26/32	[3,4]	8,375,000	8,372,672
Flatiron CLO Ltd., Series 2013-1A, Class A1 (Cayman Islands)
1.67%	01/17/26	[2,3,4]	8,945,000	8,937,611
GCO Education Loan Funding Trust, Series 2006-2AR, Class A1RN
0.83%	08/27/46	[3,4]	8,395,516	8,117,800
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L
0.35%	05/25/23	[3,4]	1,348,908	1,341,272

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
GE Business Loan Trust, Series 2004-2A, Class A
0.41%	12/15/32	[3,4]	$1,968,440	$1,901,241
GE Business Loan Trust, Series 2005-1A, Class A3
0.44%	06/15/33	[3,4]	1,542,001	1,496,298
Goal Capital Funding Trust, Series 2006-1, Class A3
0.40%	11/25/26	[3]	1,996,787	1,983,797
Goal Capital Funding Trust, Series 2006-1, Class B
0.73%	08/25/42	[3]	3,923,461	3,614,531
ING Investment Management Ltd., Series 2012-4A, Class A1 (Cayman Islands)
1.67%	10/15/23	[2,3,4]	4,550,000	4,545,112
J.G. Wentworth XXX LLC, Series 2013-3A, Class A
4.08%	01/17/73	[4]	5,202,621	5,383,269
Latitude CLO II Corp., Series 2006-2A, Class A2 (Cayman Islands)
0.60%	12/15/18	[2,3,4]	1,038,230	1,034,850
LCM VI LP, Series 2006-6A, Class A (Cayman Islands)
0.52%	05/28/19	[2,3,4]	1,983,511	1,965,068
Limerock CLO, Series 2014-2A, Class A (Cayman Islands)
1.78%	04/18/26	[2,3,4]	7,255,000	7,259,121
Magnetite XII CLO Ltd., Series 2015-12A, Class A (Cayman Islands)
1.82%	04/15/27	[2,3,4]	9,280,000	9,287,723
National Collegiate Student Loan Trust, Series 2006-1, Class A3
0.37%	05/25/26	[3]	1,692,035	1,686,640
National Collegiate Student Loan Trust, Series 2006-3, Class A3
0.33%	10/25/27	[3]	1,279,057	1,267,610
National Collegiate Student Loan Trust, Series 2007-1, Class A2
0.31%	11/27/28	[3]	468,165	463,599
National Collegiate Student Loan Trust, Series 2007-2, Class A2
0.31%	06/26/28	[3]	4,157,392	4,023,067
Navient Student Loan Trust, Series 2014-8, Class A2
0.62%	04/25/23	[3]	17,800,000	17,760,461
Nelnet Student Loan Trust, Series 2012-5A, Class A
0.78%	10/27/36	[3,4]	3,391,414	3,420,997
Nelnet Student Loan Trust, Series 2013-1A, Class A
0.78%	06/25/41	[3,4]	5,047,761	5,082,954
Nelnet Student Loan Trust, Series 2014-5A, Class A
0.73%	07/25/41	[3,4]	16,000,826	15,693,386

See accompanying notes to Schedule of Portfolio Investments.

10 / N-Q Report June 2015

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
North Carolina State Education Authority, Series 2011-1, Class A3
1.13%	10/25/41	[3]	$5,500,000	$5,513,365
Northstar Education Finance, Inc., Series 2007-1, Class A1
1.00%	04/28/30	[3]	5,605,000	5,506,016
Oak Hill Credit Partners, Series 2012-7A, Class A (Cayman Islands)
1.70%	11/20/23	[2,3,4]	5,350,000	5,350,064
Octagon Investment Partners XI Ltd., Series 2007-1X, Class A1B(Cayman Islands)
0.54%	08/25/21	[2]	2,776,382	2,701,389
OHA Loan Funding Ltd., Series 2012-1A, Class A (Cayman Islands)
1.67%	01/23/25	[2,3,4]	7,000,000	6,979,693
SLC Student Loan Trust I, Series 2002-2, Class B2
1.64%	07/01/42	[3,4]	4,100,000	3,136,307
SLC Student Loan Trust, Series 2004-1, Class B
0.56%	08/15/31	[3]	1,912,147	1,762,749
SLC Student Loan Trust, Series 2006-1, Class A4
0.37%	12/15/21	[3]	126,771	126,546
SLC Student Loan Trust, Series 2007-1, Class A3
0.30%	11/15/21	[3]	2,436,308	2,435,623
SLC Student Loan Trust, Series 2007-1, Class A4
0.33%	05/15/29	[3]	8,000,000	7,801,308
SLM Student Loan Trust, Series 2003-11, Class A5
0.32%	12/15/22	[3,4]	5,932,906	5,914,305
SLM Student Loan Trust, Series 2003-12, Class A5
0.55%	09/15/22	[3,4]	5,786,403	5,779,640
SLM Student Loan Trust, Series 2003-8, Class A4
0.49%	03/15/19	[3]	1,325,892	1,325,419
SLM Student Loan Trust, Series 2004-1, Class A3
0.49%	04/25/23	[3]	159,038	158,636
SLM Student Loan Trust, Series 2004-10, Class A6A
0.83%	04/27/26	[3,4]	18,130,000	18,152,507
SLM Student Loan Trust, Series 2004-10, Class A6B
1.01%	04/27/26	[4]	17,630,000	17,651,886
SLM Student Loan Trust, Series 2004-2, Class B
0.75%	07/25/39	[3]	2,248,420	2,060,527
SLM Student Loan Trust, Series 2004-5A, Class A5
0.86%	10/25/23	[3,4]	6,248,449	6,267,179

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2004-7, Class A5
0.45%	01/27/20	[3]	$402,945	$402,260
SLM Student Loan Trust, Series 2004-8, Class B
0.74%	01/25/40	[3]	834,130	762,599
SLM Student Loan Trust, Series 2004-9, Class A5
0.43%	01/27/20	[3]	233,607	232,951
SLM Student Loan Trust, Series 2005-10, Class A4
0.39%	10/25/19	[3]	4,969,017	4,962,159
SLM Student Loan Trust, Series 2005-2, Class A5
0.37%	04/27/20	[3]	2,265,804	2,258,105
SLM Student Loan Trust, Series 2005-4, Class A3
0.40%	01/25/27	[3]	6,340,000	6,216,047
SLM Student Loan Trust, Series 2005-4, Class B
0.46%	07/25/40	[3]	2,779,347	2,509,217
SLM Student Loan Trust, Series 2005-5, Class A3
0.38%	04/25/25	[3]	512,713	511,394
SLM Student Loan Trust, Series 2005-8, Class A3
0.39%	10/25/24	[3]	1,923,249	1,920,575
SLM Student Loan Trust, Series 2005-8, Class A4
1.03%	01/25/28	[3]	9,485,000	9,455,934
SLM Student Loan Trust, Series 2006-2, Class A4
0.37%	10/25/22	[3]	1,268,629	1,268,467
SLM Student Loan Trust, Series 2006-2, Class A6
0.45%	01/25/41	[3]	6,000,000	5,491,296
SLM Student Loan Trust, Series 2006-4, Class A5
0.38%	10/27/25	[3]	5,817,605	5,794,802
SLM Student Loan Trust, Series 2006-5, Class A5
0.39%	01/25/27	[3]	9,000,000	8,916,370
SLM Student Loan Trust, Series 2006-8, Class A6
0.44%	01/25/41	[3]	6,000,000	5,470,722
SLM Student Loan Trust, Series 2007-1, Class A5
0.37%	01/26/26	[3]	2,970,000	2,934,951
SLM Student Loan Trust, Series 2007-2, Class A2
0.28%	07/25/17	[3]	412,715	412,457
SLM Student Loan Trust, Series 2007-6, Class A4
0.66%	10/25/24	[3]	4,330,000	4,293,497

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 11

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2007-6, Class B
1.13%	04/27/43	[3]	$981,846	$892,169
SLM Student Loan Trust, Series 2007-7, Class A3
0.52%	04/25/17	[3]	5,279,228	5,275,522
SLM Student Loan Trust, Series 2008-2, Class B
1.48%	01/25/29	[3]	1,095,000	1,026,601
SLM Student Loan Trust, Series 2008-3, Class B
1.48%	04/25/29	[3]	1,095,000	1,022,591
SLM Student Loan Trust, Series 2008-4, Class A4
1.93%	07/25/22	[3]	4,531,000	4,716,232
SLM Student Loan Trust, Series 2008-4, Class B
2.13%	04/25/29	[3]	1,095,000	1,068,666
SLM Student Loan Trust, Series 2008-5, Class A3
1.58%	01/25/18	[3]	3,527,000	3,538,378
SLM Student Loan Trust, Series 2008-5, Class A4
1.98%	07/25/23	[3]	7,000,000	7,256,228
SLM Student Loan Trust, Series 2008-5, Class B
2.13%	07/25/29	[3]	1,095,000	1,095,702
SLM Student Loan Trust, Series 2008-6, Class A3
1.03%	01/25/19	[3]	3,370,000	3,385,020
SLM Student Loan Trust, Series 2008-6, Class B
2.13%	07/25/29	[3]	1,095,000	1,095,592
SLM Student Loan Trust, Series 2008-7, Class B
2.13%	07/25/29	[3]	1,095,000	1,102,592
SLM Student Loan Trust, Series 2008-8, Class A4
1.78%	04/25/23	[3]	8,200,000	8,334,505
SLM Student Loan Trust, Series 2008-8, Class B
2.53%	10/25/29	[3]	1,095,000	1,128,924
SLM Student Loan Trust, Series 2008-9, Class A
1.78%	04/25/23	[3]	15,189,486	15,597,711
SLM Student Loan Trust, Series 2008-9, Class B
2.53%	10/25/29	[3]	1,095,000	1,125,678
SLM Student Loan Trust, Series 2011-1, Class A1
0.70%	03/25/26	[3]	549,467	551,899
SLM Student Loan Trust, Series 2012-1, Class A2
0.63%	11/25/20	[3]	2,313,867	2,317,411

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2012-1, Class A3
1.13%	09/25/28	[3]	$7,470,000	$7,626,967
SLM Student Loan Trust, Series 2012-3, Class A
0.83%	12/26/25	[3]	15,868,860	15,856,641
SLM Student Loan Trust, Series 2012-5, Class A2
0.48%	06/25/19	[3]	1,673,977	1,671,969
SLM Student Loan Trust, Series 2012-6, Class A2
0.46%	09/25/19	[3]	1,061,167	1,060,698
SLM Student Loan Trust, Series 2012-6, Class A3
0.93%	05/26/26	[3]	8,877,000	8,904,826
SLM Student Loan Trust, Series 2012-7, Class A2
0.46%	09/25/19	[3]	15,687,184	15,678,195
SLM Student Loan Trust, Series 2012-7, Class A3
0.83%	05/26/26	[3]	4,460,000	4,449,255
SLM Student Loan Trust, Series 2013-1, Class A2
0.43%	09/25/19	[3]	1,109,323	1,107,914
SLM Student Loan Trust, Series 2013-2, Class A
0.63%	09/25/26	[3]	14,825,772	14,745,401
SLM Student Loan Trust, Series 2013-3, Class A2
0.48%	05/26/20	[3]	8,597,644	8,592,764
SLM Student Loan Trust, Series 2013-4, Class A
0.73%	06/25/27	[3]	6,725,309	6,704,941
SLM Student Loan Trust, Series 2013-5, Class A2
0.58%	10/26/20	[3]	8,745,000	8,759,202
SLM Student Loan Trust, Series 2013-6, Class A2
0.68%	02/25/21	[3]	8,830,000	8,840,238
SLM Student Loan Trust, Series 2014-1, Class A3
0.78%	02/26/29	[3]	6,865,000	6,805,685
SLM Student Loan Trust, Series 2014-2, Class A2
0.53%	10/25/21	[3]	4,665,000	4,641,084
South Carolina Student Loan Corp., Series 2005, Class A2
0.40%	12/01/20	[3]	898,025	897,210
Spirit Master Funding LLC, Series 2014-1A, Class A1
5.05%	07/20/40	[4]	3,023,330	3,174,496

See accompanying notes to Schedule of Portfolio Investments.

12 / N-Q Report June 2015

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
TAL Advantage LLC, Series 2006-1, Class NOTE
0.37%	04/20/21	[3,4]	$489,583	$487,306

Total Asset-Backed Securities (Cost $507,572,285)				510,720,094

BANK LOANS — 0.75%*
Communications — 0.06%
Level 3 Financing, Inc., Term Loan B5, 1st Lien
3.50%	05/31/22	[3]	2,000,000	1,988,960

Electric — 0.07%
Chief Power Finance LLC, Term Loan B, 1st Lien
5.75%	12/31/20	[3]	2,487,500	2,499,937

Energy — 0.09%
Offshore Group Investment Ltd., Term Loan B, 1st Lien
5.00%	10/25/17	[3]	4,360,101	3,089,023

Finance — 0.14%
ILFC AIG, Term Loan B, 1st Lien
3.50%	02/27/21	[3]	4,896,507	4,895,283

Health Care — 0.35%
HCA, Inc., Term Loan B4, 1st Lien
3.03%	05/01/18	[3]	5,974,958	5,981,083
Valeant Pharmaceuticals International, Inc., Term Loan B, 1st Lien (Canada)
3.50%	05/30/20	[3]	5,986,516	5,970,861

				11,951,944

Services — 0.04%
AABS Ltd., Term Loan, Series 2013-1, Class A (STEP) (Bermuda)
4.72%	01/15/38	[2,3]	1,443,229	1,493,742

Total Bank Loans (Cost $27,095,184)				25,918,889

CORPORATES — 20.90%*
Banking — 4.55%
Bank of America Corp.
6.50%	08/01/16		8,200,000	8,652,230
Bank of America Corp. (MTN)
8.68%	05/02/17	[3]	30,000	31,200
8.95%	05/18/17	[3]	30,000	31,350
9.57%	06/06/17	[3]	5,184,000	5,482,080
Bank of America Corp., Series L (MTN)
5.65%	05/01/18		300,000	329,798
Bank of America N.A. (BKNT)
0.57%	06/15/16	[3]	8,600,000	8,568,161
0.59%	06/15/17	[3]	2,500,000	2,482,340

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
5.30%	03/15/17		$3,850,000	$4,078,779
6.10%	06/15/17		7,100,000	7,691,595
Capital One Bank USA NA (BKNT)
2.15%	11/21/18		4,295,000	4,276,256
Capital One Financial Co.
1.00%	11/06/15		7,600,000	7,597,781
Credit Suisse/New York (Switzerland)
3.00%	10/29/21	[2]	1,000,000	989,971
Credit Suisse/New York (YCD) (Switzerland)
0.60%	08/24/15	[2,3]	20,000,000	20,000,040
HBOS PLC, Series G (MTN) (United Kingdom)
6.75%	05/21/18	[2,4]	1,669,000	1,852,481
JPMorgan Chase & Co.
2.20%	10/22/19		5,000,000	4,958,122
3.45%	03/01/16		5,300,000	5,394,760
JPMorgan Chase Bank N.A.
0.62%	06/13/16	[3]	4,250,000	4,240,335
JPMorgan Chase Bank N.A. (BKNT)
6.00%	10/01/17		12,700,000	13,851,877
Lloyds TSB Bank PLC (United Kingdom)
4.88%	01/21/16	[2]	10,380,000	10,611,212
Macquarie Bank Ltd. (Australia)
0.74%	06/15/16	2,[3,4]	4,350,000	4,350,631
0.91%	10/27/17	[2],[3,4]	7,000,000	7,016,604
Royal Bank of Scotland NV (Netherlands)
4.65%	06/04/18	[2]	1,500,000	1,554,862
Royal Bank of Scotland PLC (United Kingdom)
1.88%	03/31/17	[2]	625,000	622,233
2.55%	09/18/15	[2]	14,000,000	14,031,080
6.40%	10/21/19	[2]	3,000,000	3,355,749
UBS AG/Stamford CT (MTN) (Switzerland)
0.98%	03/26/18	[2,3]	8,000,000	8,007,508
2.38%	08/14/19	[2]	3,300,000	3,292,133
UBS AG/Stamford CT (Switzerland)
0.84%	06/01/17	[2,3]	5,000,000	4,987,900

				158,339,068

Communications — 1.03%
AT&T, Inc.
1.21%	06/30/20	[3]	11,000,000	11,055,979
2.50%	08/15/15		2,645,000	2,650,044
DISH DBS Corp.
4.25%	04/01/18		800,000	816,000
Verizon Communications, Inc.
1.05%	06/17/19	[3]	5,750,000	5,719,421
2.04%	09/14/18	[3]	2,950,000	3,066,352

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 13

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Verizon Communications, Inc. (WI)
2.63%	02/21/20		$3,708,000	$3,703,669
Verizon Communications, Inc., Series FRN
0.68%	06/09/17	[3]	5,000,000	4,990,395
Windstream Corp.
7.88%	11/01/17		3,450,000	3,670,627

				35,672,487

Consumer Discretionary — 0.38%
Catholic Health Initiatives
2.60%	08/01/18		13,000,000	13,201,624

Electric — 1.11%
AES Corp.
3.28%	06/01/19	[3]	3,000,000	2,992,500
FirstEnergy Corp., Series A
2.75%	03/15/18		6,000,000	6,095,838
FPL Energy National Wind Portfolio LLC
6.13%	03/25/19	[4]	6,708	6,741
Homer City Generation LP (PIK)
8.14%	10/01/19	[5]	7,210,260	7,327,427
Ipalco Enterprises, Inc. (WI)
5.00%	05/01/18		3,426,000	3,627,277
Oncor Electric Delivery Co. LLC
6.80%	09/01/18		14,109,000	16,352,945
W3A Funding Corp.
8.09%	01/02/17		2,103,054	2,103,634

				38,506,362

Energy — 1.64%
Boardwalk Pipelines LLC
5.50%	02/01/17		3,300,000	3,424,450
5.88%	11/15/16		4,000,000	4,150,044
Columbia Pipeline Group, Inc.
2.45%	06/01/18	[4]	3,000,000	3,025,218
El Paso Pipeline Partners Operating Co. LLC
4.10%	11/15/15		3,000,000	3,031,473
Energy Transfer Partners LP
2.50%	06/15/18		6,000,000	6,013,380
3.30%	11/01/66	[3]	3,746,000	3,221,560
Florida Gas Transmission Co. LLC
4.00%	07/15/15	[4]	6,450,000	6,456,403
7.90%	05/15/19	[4]	3,320,000	3,905,122
Panhandle Eastern Pipeline Co. LP
8.13%	06/01/19		1,000,000	1,170,001
Rockies Express Pipeline LLC
6.00%	01/15/19	[4]	1,500,000	1,576,875
Sabine Pass LNG LP
7.50%	11/30/16		6,652,000	7,017,860
7.50%	11/30/16	[4]	2,875,000	3,033,125

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Tennessee Gas Pipeline Co. LLC
8.00%	02/01/16		$8,673,000	$9,000,111
Trans-Canada Pipelines Ltd. (Canada)
0.96%	06/30/16	[2,3]	2,065,000	2,072,289

				57,097,911

Finance — 4.91%
Chase Capital II, Series B
0.78%	02/01/27	[3]	2,398,000	2,056,328
Chase Capital VI
0.90%	08/01/28	[3]	1,000,000	865,000
CIT Group, Inc.
5.00%	05/15/17		3,150,000	3,244,500
Citigroup, Inc.
1.24%	07/25/16	[3]	11,849,000	11,889,162
2.50%	09/26/18		10,000,000	10,129,930
2.50%	07/29/19		3,000,000	3,008,077
Ford Motor Credit Co. LLC
0.80%	09/08/17	[3]	1,440,000	1,432,398
1.22%	01/09/18	[3]	8,000,000	8,012,848
8.00%	12/15/16		1,325,000	1,443,676
Ford Motor Credit Co. LLC, Series FRN
1.53%	05/09/16	[3]	8,000,000	8,047,608
General Electric Capital Corp. (MTN)
0.66%	05/05/26	[3]	6,300,000	5,992,945
0.94%	07/12/16	[3]	5,485,000	5,518,881
General Motors Financial Co., Inc., Series 3YR
3.00%	09/25/17		11,000,000	11,220,000
Goldman Sachs Group, Inc.
0.95%	05/22/17	[3]	3,000,000	3,001,347
1.30%	10/23/19	[3]	5,000,000	5,035,947
2.38%	01/22/18		1,000,000	1,014,720
5.35%	01/15/16		3,500,000	3,584,519
5.95%	01/18/18		4,625,000	5,086,001
6.15%	04/01/18		3,500,000	3,893,067
6.25%	09/01/17		1,475,000	1,617,392
Goldman Sachs Group, Inc. (MTN)
1.60%	11/23/15		9,805,000	9,838,983
International Lease Finance Corp.
6.75%	09/01/16	[4]	6,000,000	6,322,800
7.13%	09/01/18	[4]	3,816,000	4,251,024
JPMorgan Chase Capital XIII, Series M
1.23%	09/30/34	[3]	2,465,000	2,092,169
JPMorgan Chase Capital XXI, Series U
1.23%	02/02/37	[3]	5,250,000	4,370,625
JPMorgan Chase Capital XXIII
1.27%	05/15/47	[3]	7,950,000	6,310,312

See accompanying notes to Schedule of Portfolio Investments.

14 / N-Q Report June 2015

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Morgan Stanley
0.77%	10/15/15	[3]	$2,830,000	$2,832,519
1.02%	01/05/18	[3]	6,000,000	6,009,096
3.80%	04/29/16		3,800,000	3,886,775
Morgan Stanley (MTN)
5.63%	09/23/19		2,000,000	2,240,987
6.63%	04/01/18		8,000,000	8,979,864
Reckson Operating Partnership LP
5.00%	08/15/18		8,000,000	8,578,084
ZFS Finance USA Trust II
6.45%	12/15/65	[3,4]	8,966,000	9,167,735

				170,975,319

Food — 0.15%
HJ Heinz Co.
1.60%	06/30/17	[4]	5,274,000	5,277,106

Health Care — 0.92%
Actavis Funding SCS (Luxembourg)
1.37%	03/12/18	[2,3]	10,825,000	10,877,501
CHS/Community Health Systems, Inc.
5.13%	08/15/18		2,155,000	2,214,263
HCA, Inc.
3.75%	03/15/19		1,000,000	1,010,000
Providence Health & Services
Obligated Group
0.93%	10/01/15	[3]	3,000,000	3,000,908
1.08%	10/01/16	[3]	2,750,000	2,759,288
1.23%	10/01/17	[3]	11,940,000	12,007,455

				31,869,415

Insurance — 0.61%
Berkshire Hathaway, Inc.
2.20%	08/15/16		1,010,000	1,026,751
Metropolitan Life Global Funding I
0.82%	07/15/16	[3,4]	2,000,000	2,009,578
1.88%	06/22/18	[4]	7,500,000	7,545,154
Nationwide Mutual Insurance Co.
2.58%	12/15/24	[3,4]	3,550,000	3,548,214
New York Life Global Funding
1.13%	03/01/17	[4]	7,000,000	6,998,841

				21,128,538

Materials — 0.07%
Rio Tinto Finance USA PLC, Series FRN (United Kingdom)
1.12%	06/17/16	[2,3]	2,380,000	2,386,725

Real Estate Investment Trust (REIT) — 4.22%
Alexandria Real Estate Equities, Inc.
2.75%	01/15/20		5,800,000	5,747,075

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
ARC Properties Operating Partnership LP/ Clark Acquisition LLC
2.00%	02/06/17		$14,000,000	$13,606,250
BioMed Realty LP
3.85%	04/15/16		2,500,000	2,546,277
Essex Portfolio LP
5.50%	03/15/17		6,820,000	7,259,767
HCP, Inc.
6.00%	01/30/17		16,073,000	17,152,398
HCP, Inc. (MTN)
6.30%	09/15/16		7,600,000	8,027,219
Health Care REIT, Inc.
3.63%	03/15/16		3,000,000	3,047,083
4.70%	09/15/17		6,291,000	6,696,424
Hospitality Properties Trust
6.30%	06/15/16		5,737,000	5,862,227
Kilroy Realty LP
5.00%	11/03/15		5,625,000	5,699,107
Kimco Realty Corp. (MTN)
5.78%	03/15/16		1,954,000	2,014,510
Mid-America Apartments LP
5.50%	10/01/15		9,640,000	9,743,090
6.05%	09/01/16		3,225,000	3,390,114
Pan Pacific Retail Properties, Inc.
5.25%	09/01/15		7,420,000	7,467,866
Realty Income Corp.
5.50%	11/15/15		9,815,000	9,965,650
UDR, Inc. (MTN)
5.25%	01/15/16		6,425,000	6,554,685
Ventas Realty LP/Ventas Capital Corp.
1.55%	09/26/16		15,485,000	15,561,287
2.00%	02/15/18		4,935,000	4,968,272
WEA Finance LLC/Westfield UK & Europe
Finance PLC
1.75%	09/15/17	[4]	11,500,000	11,538,347

				146,847,648

Retail — 0.37%
Walgreens Boots Alliance, Inc.
0.73%	05/18/16	[3]	13,000,000	13,000,832

Transportation — 0.94%
American Airlines Pass-Through Trust, Series 2011-1, Class A
5.25%	01/31/21		1,445,577	1,539,540
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23		11,241,929	11,944,550

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 15

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		$71,776	$75,140
Continental Airlines Pass-Through Trust, Series 1999-1, Class A
6.55%	08/02/20		3,100,890	3,393,536
Continental Airlines Pass-Through Trust, Series 2000-2, Class A1
7.71%	10/02/22		2,369,726	2,624,471
JetBlue Airways Pass-Through Trust, Series 2004-2, Class G2
0.72%	11/15/16	[3]	7,725,000	7,580,156
UAL Pass-Through Trust, Series 2009-1
10.40%	11/01/16		2,448,292	2,668,638
UAL Pass-Through Trust, Series 2009-2A
9.75%	01/15/17		2,722,949	2,957,803

				32,783,834

Total Corporates (Cost $717,973,187)				727,086,869

MORTGAGE-BACKED — 48.17%**
Commercial Mortgage-Backed — 6.74%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4
5.16%	09/10/47	[3]	4,901,223	4,923,532
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-3, Class A4
5.89%	07/10/44	[3]	5,513,361	5,700,677
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-T20, Class A4A
5.26%	10/12/42	[3]	4,095,224	4,105,241
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class AAB
5.90%	06/11/40	[3]	3,326,763	3,340,092
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class XA (IO)
2.19%	09/10/45	[3,4]	24,994,120	2,308,294
Commercial Mortgage Trust, Series 2012-CR4, Class A2
1.80%	10/15/45		8,580,000	8,646,624
Credit Suisse Mortgage Trust, Series 2007-C4, Class AAB
6.15%	09/15/39	[3]	1,284,269	1,320,248
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1
3.74%	11/10/46	[4]	15,767,482	15,913,882
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2
3.39%	07/10/44	[4]	7,225,908	7,351,670

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
GE Business Loan Trust, Series 2006-2A, Class A
0.37%	11/15/34	[3,4]	$5,853,723	$5,630,980
GE Commercial Mortgage Corp., Series 2007-C1, Class A1A
5.48%	12/10/49	[3]	18,229,335	19,293,145
GS Mortgage Securities Trust, Series 2011-GC5, Class A2
3.00%	08/10/44		15,270,000	15,531,330
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP3, Class ASB
4.89%	08/15/42	[3]	58	58
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A1A
5.40%	05/15/45		1,727,589	1,800,228
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3S
5.24%	05/15/47	[4]	1,521,136	1,522,331
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3SF
0.34%	05/15/47	[3]	8,228,897	8,184,443
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class ASB
5.86%	02/15/51		3,811,671	3,962,952
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class ASB
5.69%	02/12/51		1,105,940	1,144,651
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class ASB
5.96%	06/15/49	[3]	7,608,439	7,875,895
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A3
6.14%	02/15/51	[3]	134,708	134,810
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class A1
3.85%	06/15/43	[4]	725,007	724,432
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A1
2.75%	11/15/43	[4]	6,653,403	6,679,300
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A2
3.67%	02/15/46	[4]	4,179,603	4,263,926

See accompanying notes to Schedule of Portfolio Investments.

16 / N-Q Report June 2015

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A3
4.39%	02/15/46	[4]	$17,565,000	$18,726,398
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C4, Class A3
4.11%	07/15/46	[4]	3,275,000	3,476,381
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A2
3.15%	08/15/46		12,835,161	13,121,321
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class ASB
3.68%	08/15/46		1,513,000	1,596,483
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4
5.16%	02/15/31		5,193,771	5,246,077
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2
5.30%	11/15/38		2,435,214	2,456,826
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class AM
5.11%	07/12/38	[3]	10,131,967	10,134,141
Morgan Stanley Capital I Trust, Series 2001-C3, Class A2
3.22%	08/15/49		4,768,774	4,868,472
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A4
5.36%	11/14/42	[3]	2,868,155	2,869,582
Morgan Stanley Capital I Trust, Series 2007-HQ12, Class A2FL
0.44%	04/12/49	[3]	1,291,110	1,291,038
PNC Mortgage Acceptance Corp., Series 2001-C1, Class J
5.91%	03/12/34	[4]	2,941,006	2,975,011
UBS Commercial Mortgage Trust, Series 2012-C1, Class A1
1.03%	05/10/45		2,098,288	2,100,138
Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5
5.22%	01/15/41	[3]	550,916	552,290
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4
5.43%	10/15/44	[3]	3,187,397	3,190,919
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A
5.61%	05/15/46	[3]	15,244,246	16,122,146
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2
3.79%	02/15/44	[4]	9,382,530	9,437,849

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A2
3.45%	06/15/44	[4]	$5,707,784	$5,795,106

				234,318,919

Non-Agency Mortgage-Backed — 21.06%
Accredited Mortgage Loan Trust, Series 2007-1, Class A4
0.40%	02/25/37	[3]	12,000,000	9,943,172
ACE Securities Corp., Series 2005-HE6, Class A1
0.44%	10/25/35	[3]	10,638,590	10,612,238
American Home Mortgage Assets, Series 2007-4, Class A2
0.37%	08/25/37	[3]	1,381,585	1,348,143
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class M1
0.61%	07/25/35	[3]	2,057,139	2,060,159
Amresco Residential Securities Mortgage Loan Trust, Series 1998-1, Class A5 (STEP)
7.57%	10/25/27		21,750	22,757
Argent Securities, Inc., Series 2005-W2, Class A1
0.44%	10/25/35	[3]	17,538,660	17,229,699
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE4, Class M2
0.86%	05/25/35	[3]	14,663	14,700
Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
5.50%	10/25/33		17,276,771	17,723,334
Banc of America Funding Corp., Series 2015-R2, Class 9A1
0.40%	03/25/37	[3,4]	14,524,548	14,020,953
Banc of America Funding Corp., Series 2015-R3, Class 8A1
0.34%	06/28/36	[3,4]	10,444,350	10,056,015
Banc of America Funding Corp., Series 2015-R4, Class 3A1
0.32%	07/25/36	[3,4]	13,736,296	12,888,251
Banco de Credito Y Securitizacion SA, Series 2001-1, Class AF (Argentina)[6]
8.00%	06/30/20	[2,4,7,8]	7,000	560
BCAP LLC Trust, Series 2007-AA1, Class 1A2
0.34%	02/25/47	[3]	4,895,514	4,554,473
BCAP LLC Trust, Series 2008-IND2, Class A1
1.83%	04/25/38	[3]	17,114,053	17,065,261
BCAP LLC Trust, Series 2011-RR5, Class 2A3
2.82%	06/26/37	[3,4]	4,856,317	4,873,620

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 17

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
BCAP LLC Trust, Series 2012-R11, Class 11A1
2.62%	09/26/36	[3,4]	$9,075,872	$9,147,603
BCAP LLC Trust, Series 2012-RR11, Class 1A1
0.34%	01/26/37	[3,4]	11,509,955	11,419,941
BCAP LLC Trust, Series 2013-RR2, Class 5A1
2.66%	03/26/36	[3,4]	6,887,406	6,990,600
BCAP LLC Trust, Series 2013-RR5, Class 2A1
2.14%	03/26/37	[3,4]	12,275,768	12,274,000
Bear Stearns ARM Trust, Series 2004-3, Class 4A
2.64%	07/25/34	[3]	5,856,934	5,710,228
Bear Stearns ARM Trust, Series 2005-2, Class A1
2.68%	03/25/35	[3]	5,416,869	5,477,213
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE10, Class M1
0.73%	11/25/35	[3]	2,846,210	2,848,777
Bear Stearns Asset-Backed Securities Trust, Series 2005-SD1, Class 1A3
0.58%	08/25/43	[3]	876,397	866,544
BHN I Mortgage Fund, Series 2000-1, Class AF (Argentina)[6]
8.00%	01/31/20	2,4,7,8,†	9,000	3
CC Mortgage Funding Corp., Series 2005-2A, Class A1
0.36%	05/25/36	[3,4]	1,744,580	1,528,852
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2002-2, Class 2M1
1.08%	02/25/32	[3]	358,562	346,154
Chase Mortgage Finance Corp., Series 2007-A1, Class 8A1
2.50%	02/25/37	[3]	19,458,930	19,677,921
Chase Mortgage Finance Corp., Series 2007-A2, Class 2A3
2.51%	07/25/37	[3]	3,914,518	3,970,020
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
2.84%	02/25/34	[3]	251,270	246,940
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE3, Class M1
0.64%	09/25/35	[3]	6,821,643	6,810,619
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH4, Class A3
0.33%	11/25/36	[3]	11,973,875	11,945,185
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.36%	03/25/37	[3]	1,211,419	1,196,274

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4, Class A2C
1.48%	07/25/37	[3]	$90,000	$78,897
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	09/01/33		3,987,442	4,390,867
Conseco Financial Corp., Series 1994-1, Class A5
7.65%	04/15/19		21,858	22,658
Conseco Financial Corp., Series 1996-1, Class M1
7.00%	03/15/27	[3]	1,587,389	1,611,911
Conseco Financial Corp., Series 1997-2, Class A7
7.62%	06/15/28	[3]	1,323,491	1,372,538
Conseco Financial Corp., Series 1997-3, Class A7
7.64%	03/15/28	[3]	952,032	1,009,447
Conseco Financial Corp., Series 1997-7, Class A9
7.37%	07/15/29	[3]	3,000,001	3,139,727
Conseco Financial Corp., Series 1998-2, Class A5
6.24%	12/01/28	[3]	13,663	14,129
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-14, Class 4A1
2.38%	08/25/34	[3]	31,490	30,994
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR1, Class 5A1
2.39%	02/25/34	[3]	4,520,503	4,570,459
Credit Suisse First Boston Mortgage Securities Corp., Series 2013-7R, Class 5A1
0.44%	07/26/36	[3,4]	4,317,575	3,913,200
Credit Suisse Mortgage Trust, Series 2007-C1, Class AAB
5.34%	02/15/40		1,026,278	1,044,954
Credit Suisse Mortgage Trust, Series 2009-12R, Class 41A1
5.25%	03/27/37	[3,4]	2,788,474	2,804,405
Credit Suisse Mortgage Trust, Series 2014-9R, Class 8A1
0.34%	10/27/36	[3,4]	5,061,144	4,867,870
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB7, Class AF3 (STEP)
4.04%	11/25/35		1,259,663	1,335,272
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2 (STEP)
3.41%	01/25/36		2,744,443	2,059,814

See accompanying notes to Schedule of Portfolio Investments.

18 / N-Q Report June 2015

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2B (STEP)
4.54%	02/25/37		$15,059,225	$11,276,965
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A1
0.24%	04/25/37	[3]	4,135,877	2,815,552
DBRR Trust, Series 2013-EZ2, Class A
0.85%	02/25/43	[3,4]	727,097	726,960
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A
0.40%	03/19/45	[3]	2,112,885	1,909,727
Encore Credit Receivables Trust, Series 2005-3, Class M1
0.65%	10/25/35	[3]	416,191	416,884
FBR Securitization Trust, Series 2005-02, Class M1
0.90%	09/25/35	[3]	17,219,765	17,121,406
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2004-FF5, Class A3C
1.18%	08/25/34	[3]	1,837,893	1,857,117
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF6, Class M1
0.60%	05/25/36	[3]	2,347,111	2,321,178
First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C
0.36%	06/25/37	[3]	16,596,679	11,015,116
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1
2.20%	09/25/34	[3]	20,364	19,976
First Horizon Mortgage Pass-Through Trust, Series 2004-AR7, Class 2A2
2.58%	02/25/35	[3]	2,609,388	2,622,855
GE Business Loan Trust, Series 2007-1A, Class A
0.36%	04/16/35	[3,4]	3,002,242	2,849,203
GMAC Mortgage Corp. Loan Trust, Series 2000-HE2, Class A1
0.62%	06/25/30	[3]	387,383	356,897
GSAA Home Equity Trust, Series 2005-9, Class 1A1
0.46%	08/25/35	[3]	4,920,559	4,756,527
GSAMP Trust, Series 2005-HE4, Class M1
0.63%	07/25/45	[3]	4,060,125	4,091,718
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
2.68%	09/25/35	[3]	3,586,747	3,603,365
GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1
2.72%	11/25/35	[3]	1,744,772	1,666,464

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GSR Mortgage Loan Trust, Series 2006-OA1, Class 2A1
0.37%	08/25/46	[3]	$6,276,513	$6,109,188
Home Equity Asset Trust, Series 2006-4, Class 2A3
0.35%	08/25/36	[3]	9,967,054	9,896,626
Home Equity Loan Trust, Series 2006-3, Class A4
0.42%	03/20/36	[3]	6,026,525	5,968,213
Home Equity Loan Trust, Series 2007-1, Class AS
0.38%	03/20/36	[3]	6,199,320	6,162,986
Impac CMB Trust, Series 2005-5, Class A1
0.82%	08/25/35	[3]	3,328,388	3,008,926
IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class A1
0.96%	12/25/34	[3]	426,595	364,744
IndyMac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A
0.98%	11/25/34	[3]	1,454,673	1,322,703
IndyMac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28		832,589	866,317
JPMorgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A2F3 (STEP)
3.54%	10/25/35		2,313,764	2,226,991
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AV4
0.46%	03/25/47	[3]	50,000	36,707
JPMorgan Mortgage Trust, Series 2005-A3, Class 5A3
2.75%	06/25/35	[3]	94,886	87,921
JPMorgan Mortgage Trust, Series 2007-A1, Class 1A1
2.53%	07/25/35	[3]	3,027,885	3,091,497
JPMorgan Mortgage Trust, Series 2007-A1, Class 5A2
2.56%	07/25/35	[3]	719,711	731,912
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3
4.35%	04/15/40		2,540,091	2,625,291
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4
5.27%	04/15/40		2,105,972	2,215,264
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class AIOC (IO)
0.55%	04/15/40	[3,7]	193,655,904	4,228,748
Long Beach Mortgage Loan Trust, Series 2005-2, Class M3
0.92%	04/25/35	[3]	4,286,686	4,293,931

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 19

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 4A2
2.67%	01/25/34	[3]	$24,316	$23,675
MASTR Adjustable Rate Mortgages Trust, Series 2004-1, Class 2A1
2.75%	01/25/34	[3]	54,215	53,383
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A1
2.67%	11/21/34	[3]	2,972,224	3,052,428
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3A3
2.17%	04/25/34	[3]	341,019	329,127
MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1
2.60%	06/25/34	[3]	82,982	79,792
MASTR Alternative Loan Trust, Series 2003-1, Class 1A1
6.25%	12/25/32		4,897,708	5,171,360
MASTR Alternative Loan Trust, Series 2003-5, Class 4A1
5.50%	07/25/33		9,090,245	9,633,846
MASTR Alternative Loan Trust, Series 2003-9, Class 4A1
5.25%	11/25/33		10,284,123	10,732,608
MASTR Alternative Loan Trust, Series 2004-7, Class 1A1
5.50%	07/25/34		9,682,950	9,920,696
MASTR Asset-Backed Securities Trust, Series 2006-AB1, Class A2
0.41%	02/25/36	[3]	6,064,407	6,035,991
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
2.50%	10/25/32	[3]	377,709	379,432
Merrill Lynch Mortgage Investors, Inc., Series 2004-A4, Class A1
2.50%	08/25/34	[3]	3,041,349	3,108,489
Merrill Lynch Mortgage Investors, Inc., Series 2006-F1, Class 1A2
6.00%	04/25/36		3,928,233	3,663,128
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		1,654,400	1,979,121
Mid-State Trust, Series 2006-1, Class A
5.79%	10/15/40	[4]	6,989,045	7,552,425
Morgan Stanley Capital I Trust, Series 2004-NC7, Class M2
1.11%	07/25/34	[3]	10,318,596	9,997,765
Morgan Stanley Capital I Trust, Series 2005-HE3, Class M2
0.96%	07/25/35	[3]	2,499,723	2,502,805
Morgan Stanley Capital I Trust, Series 2005-NC2, Class M2
0.81%	03/25/35	[3]	9,475,268	9,427,522

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 1A
1.08%	07/25/34	[3]	$1,034,526	$1,005,448
Morgan Stanley Resecuritization Trust, Series 2014-R3, Class 3A
1.43%	03/26/37	[3,4]	9,318,917	9,296,152
MortgageIT Trust, Series 2005-3, Class A1
0.48%	08/25/35	[3]	892,538	844,028
MortgageIT Trust, Series 2005-4, Class A1
0.46%	10/25/35	[3]	13,880,983	12,325,757
Nationstar Home Equity Loan Trust, Series 2006-B, Class AV3
0.35%	09/25/36	[3]	4,573,847	4,573,718
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV3
0.36%	06/25/37	[3]	7,807,200	6,901,796
New Century Home Equity Loan Trust, Series 2005-3, Class M2
0.67%	07/25/35	[3]	15,000,000	14,547,720
Nomura Home Equity Loan, Inc., Series 2006-HE1, Class A3
0.39%	02/25/36	[3]	1,431,073	1,432,290
Nomura Resecuritization Trust, Series 2013-1R, Class 3A1
0.34%	10/26/36	[3,4]	8,539,087	8,353,219
Nomura Resecuritization Trust, Series 2014-1R, Class 1A1
0.34%	10/25/36	[3,4]	7,957,481	7,752,579
Nomura Resecuritization Trust, Series 2014-1R, Class 3A1
0.33%	07/26/36	[3,4]	6,644,025	6,577,880
Nomura Resecuritization Trust, Series 2014-1R, Class 4A1
0.46%	01/25/37	[3,4]	5,910,212	5,805,471
Nomura Resecuritization Trust, Series 2015-4R, Class 3A1
2.26%	01/26/36	[4]	17,060,782	17,546,337
Oakwood Mortgage Investors, Inc., Series 1997-B, Class M
7.78%	08/15/27		929,689	940,182
Park Place Securities, Inc., Series 2004-WCW2, Class M2
1.16%	10/25/34	[3]	17,552,492	17,478,852
Park Place Securities, Inc., Series 2005-WCW1, Class M1
0.63%	09/25/35	[3]	17,738,863	17,656,395
Park Place Securities, Inc., Series 2005-WCW2, Class M1
0.68%	07/25/35	[3]	19,095,000	18,931,919
Park Place Securities, Inc., Series 2005-WCW3, Class A1B
0.48%	08/25/35	[3]	7,001,910	6,992,100

See accompanying notes to Schedule of Portfolio Investments.

20 / N-Q Report June 2015

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Park Place Securities, Inc., Series 2005-WHG4, Class A2D
0.55%	09/25/35	[3]	$14,611,428	$14,563,723
Park Place Securities, Inc., Series 2005-WHQ1, Class M2
0.68%	03/25/35	[3]	5,582,962	5,621,786
Park Place Securities, Inc., Series 2005-WHQ2, Class A1B
0.45%	05/25/35	[3]	1,164,503	1,164,394
Residential Accredit Loans, Inc., Series 2005-QA3, Class NB1
3.02%	03/25/35	[3]	8,580,080	6,171,514
Residential Asset Mortgage Products, Inc., Series 2004-SL4, Class A3
6.50%	07/25/32		933,507	965,562
Residential Asset Mortgage Products, Inc., Series 2005-SL1, Class A5
6.50%	05/25/32		2,191,695	2,055,788
Residential Asset Securities Corp., Series 2005-KS11, Class AI4
0.49%	12/25/35	[3]	14,446,361	14,350,059
Residential Funding Mortgage Securities II, Inc., Series 2000-HI1, Class AI7 (STEP)
8.29%	02/25/25		290	289
SG Mortgage Securities Trust, Series 2006-FRE1, Class A1B
0.45%	02/25/36	[3]	914,563	645,441
Soundview Home Equity Loan Trust, Series 2006-WF2, Class A2C
0.32%	12/25/36	[3]	3,533,844	3,498,176
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 6A
2.49%	11/25/34	[3]	9,583,867	9,289,951
Structured Asset Investment Loan Trust, Series 2005-11, Class A5
0.47%	01/25/36	[3]	1,354,693	1,354,254
Structured Asset Investment Loan Trust, Series 2005-8, Class A4
0.54%	10/25/35	[3]	11,596,352	11,531,714
Structured Asset Securities Corp., Series 2007-GEL1, Class A1
0.28%	01/25/37	[3,4]	1,554,707	1,554,216
Structured Asset Securities Corp., Series 2003-26A, Class 3A5
2.44%	09/25/33	[3]	2,006,465	2,004,755
Structured Asset Securities Corp., Series 2005-WF4, Class A4
0.54%	11/25/35	[3]	144,677	144,971
Terwin Mortgage Trust, Series 2004-7HE, Class A1
0.73%	07/25/34	[3,4]	116,613	111,623

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates, Series 2002-AR18, Class A
2.51%	01/25/33	[3]	$217,281	$219,833
WaMu Mortgage Pass-Through Certificates, Series 2004-AR14, Class A1
2.39%	01/25/35	[3]	1,713,677	1,731,010
WaMu Mortgage Pass-Through Certificates, Series 2004-CB2, Class 2A
5.50%	07/25/34		10,797,506	11,314,821
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1
0.47%	10/25/45	[3]	4,991,228	4,644,840
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A21
0.51%	01/25/45	[3]	781,280	749,075
Wells Fargo Home Equity Trust, Series 2005-3, Class M1
0.59%	11/25/35	[3]	2,067,945	2,071,854
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Q, Class 1A1
2.62%	09/25/34	[3]	3,002,218	3,055,984
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A14
2.64%	06/25/35	[3]	10,386,340	10,414,913
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR9, Class 1A1
2.66%	05/25/35	[3]	277,190	285,978
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A5
2.62%	03/25/36	[3]	2,917,402	2,808,318

				732,733,504

U.S. Agency Mortgage-Backed — 20.37%
Fannie Mae Pool (TBA)
2.50%	07/25/27		10,915,000	11,048,027
Fannie Mae Pool 465761
3.16%	08/01/17		5,407,441	5,432,123
Fannie Mae Pool 555284
7.50%	10/01/17		429	447
Fannie Mae Pool 567002
8.00%	05/01/23		52,266	59,786
Fannie Mae Pool 735861
6.50%	09/01/33		26,171	30,849
Fannie Mae Pool 745936
6.08%	08/01/16		21,354,745	22,076,653
Fannie Mae Pool 770900
2.19%	04/01/34	[3]	498,857	533,191
Fannie Mae Pool 995182
5.50%	06/01/20		3,305,959	3,471,931
Fannie Mae Pool AD0172
4.75%	04/01/16		12,517,207	12,832,000

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 21

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AD0538
6.00%	05/01/24		$1,237,599	$1,371,561
Fannie Mae Pool AD0791
4.69%	02/01/20		14,864,094	16,420,430
Fannie Mae Pool AE0083
6.00%	01/01/40		2,993,442	3,429,841
Fannie Mae Pool AL0851
6.00%	10/01/40		3,538,805	4,027,863
Fannie Mae Pool AL5262
2.98%	12/01/20		10,397,930	10,790,296
Fannie Mae Pool AL5584
4.42%	12/01/20		3,362,744	3,690,090
Fannie Mae Pool FN0002
3.35%	12/01/17		4,669,164	4,869,824
Fannie Mae REMICS, Series 1997-76, Class FS
0.63%	09/17/27	[3]	30,150	30,641
Fannie Mae REMICS, Series 2001-60, Class OF
1.13%	10/25/31	[3]	1,717,016	1,769,476
Fannie Mae REMICS, Series 2003-130, Class HF
0.63%	12/25/33	[3]	3,111,300	3,129,936
Fannie Mae REMICS, Series 2003-134, Class FC
0.78%	12/25/32	[3]	11,346,748	11,496,817
Fannie Mae REMICS, Series 2005-57, Class EG
0.48%	03/25/35	[3]	9,589,332	9,613,306
Fannie Mae REMICS, Series 2007-61, Class A
0.46%	03/25/37	[3]	4,371,812	4,385,376
Fannie Mae REMICS, Series 2007-64, Class FA
0.65%	07/25/37	[3]	1,222,023	1,233,738
Fannie Mae REMICS, Series 2009-111, Class DA
5.00%	12/25/39		2,767,082	2,980,863
Fannie Mae REMICS, Series 2009-33, Class FB
1.00%	03/25/37	[3]	5,552,791	5,651,303
Fannie Mae REMICS, Series 2009-85, Class LF
1.38%	10/25/49	[3]	7,780,518	7,938,486
Fannie Mae REMICS, Series 2009-96, Class FA
1.08%	11/25/49	[3]	5,438,950	5,530,689
Fannie Mae REMICS, Series 2010-109, Class PF
0.58%	10/25/40	[3]	3,367,235	3,391,260

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2010-39, Class FE
0.95%	06/25/37	[3]	$10,407,046	$10,619,396
Fannie Mae REMICS, Series 2010-43, Class DP
5.00%	05/25/40		2,931,783	3,142,751
Fannie Mae REMICS, Series 2010-6, Class BF
0.94%	02/25/40	[3]	4,521,036	4,601,816
Fannie Mae REMICS, Series 2011-118, Class FB
0.63%	11/25/41	[3]	17,803,776	17,929,449
Fannie Mae REMICS, Series 2011-71, Class FB
0.68%	05/25/37	[3]	7,774,461	7,853,517
Fannie Mae REMICS, Series 2012-33, Class F
0.70%	04/25/42	[3]	14,002,429	14,160,298
Fannie Mae REMICS, Series 2013-54, Class HF
0.38%	10/25/41	[3]	15,084,291	15,074,292
Fannie Mae REMICS, Series 2013-75, Class FC
0.43%	07/25/42	[3]	11,798,005	11,817,012
Fannie Mae REMICS, Series G92-10, Class Z
7.75%	01/25/22		2,975	3,188
Fannie Mae, Series 2010-26, Class S (IO)
6.05%	11/25/36	[3]	18,942,938	2,992,269
Fannie Mae, Series 2010-95, Class S (IO)
6.42%	09/25/40	[3]	12,380,406	2,730,265
Fannie Mae, Series 2013-M11, Class A
1.50%	01/25/18		8,529,424	8,599,771
Fannie Mae, Series 2014-M12, Class FA
0.48%	10/25/21		13,068,798	13,142,215
Fannie Mae, Series 2014-M8, Class FA
0.44%	05/25/18		4,271,044	4,281,171
Fannie Mae, Series 2015-M10, Class FA
0.43%	03/25/19		17,715,000	17,724,504
Freddie Mac Gold Pool A45796
7.00%	01/01/33		12,347	14,246
Freddie Mac Gold Pool C46104
6.50%	09/01/29		17,769	20,750
Freddie Mac Gold Pool G13032
6.00%	09/01/22		2,062,907	2,260,094
Freddie Mac Gold Pool G13475
6.00%	01/01/24		264,980	289,978
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K004, Class A2
4.19%	08/25/19		17,405,000	18,942,044

See accompanying notes to Schedule of Portfolio Investments.

22 / N-Q Report June 2015

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K005, Class A2
4.32%	11/25/19		$16,592,000	$18,182,982
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K007, Class A2
4.22%	03/25/20		14,430,000	15,806,636
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A1
2.87%	02/25/23		15,598,958	16,216,801
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K701, Class A2
3.88%	11/25/17		9,097,000	9,577,458
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSCT, Class A1
3.19%	12/25/19		6,652,158	6,937,071
Freddie Mac REMICS, Series 2174, Class PN
6.00%	07/15/29		984,627	1,120,392
Freddie Mac REMICS, Series 2454, Class FQ
1.19%	06/15/31	[3]	15,554	16,045
Freddie Mac REMICS, Series 2733, Class FB
0.79%	10/15/33	[3]	5,335,000	5,405,264
Freddie Mac REMICS, Series 3084, Class FN
0.69%	12/15/34	[3]	8,049,319	8,106,296
Freddie Mac REMICS, Series 3294, Class CB
5.50%	03/15/37		798,669	861,056
Freddie Mac REMICS, Series 3300, Class FA
0.49%	08/15/35	[3]	2,185,676	2,191,730
Freddie Mac REMICS, Series 3325, Class NF
0.49%	08/15/35	[3]	5,636,524	5,652,155
Freddie Mac REMICS, Series 3345, Class FP
0.39%	11/15/36	[3]	901,497	902,157
Freddie Mac REMICS, Series 3345, Class PF
0.37%	05/15/36	[3]	389,351	389,681
Freddie Mac REMICS, Series 3346, Class FA
0.42%	02/15/19	[3]	6,767,151	6,774,817
Freddie Mac REMICS, Series 3524, Class FC
1.13%	06/15/38	[3]	2,978,749	3,009,318

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 3531, Class FM
1.09%	05/15/39	[3]	$3,822,476	$3,893,486
Freddie Mac REMICS, Series 3672, Class A
6.00%	05/15/40		542,572	583,064
Freddie Mac REMICS, Series 3828, Class TF
0.59%	04/15/29	[3]	1,815,133	1,820,664
Freddie Mac REMICS, Series 4109, Class KF
0.59%	05/15/32	[3]	26,384,449	26,437,933
Freddie Mac REMICS, Series 4235, Class FA
0.54%	01/15/34	[3]	12,141,333	12,186,104
Freddie Mac Strips, Series 240, Class F30
0.49%	07/15/36	[3]	6,923,160	6,945,110
Freddie Mac Strips, Series 263, Class F5
0.69%	06/15/42	[3]	6,389,845	6,454,545
Freddie Mac Strips, Series 319, Class F2
0.69%	11/15/43	[3]	27,541,960	27,756,787
Freddie Mac, Series KF02, Class A1
0.56%	07/25/20		17,178,235	17,269,289
Freddie Mac, Series KF05, Class A
0.53%	09/25/21		23,309,960	23,383,097
Freddie Mac, Series KF08, Class A
0.48%	01/25/22		17,700,000	17,722,125
Freddie Mac, Series KS02, Class A
0.56%	08/25/23		19,537,684	19,586,497
Ginnie Mae I Pool 422972
6.50%	07/15/29		32,592	37,203
Ginnie Mae II Pool (TBA)
3.00%	07/20/43		15,075,000	15,222,217
Ginnie Mae II Pool 1849
8.50%	08/20/24		540	569
Ginnie Mae II Pool 2020
8.50%	06/20/25		1,541	1,764
Ginnie Mae II Pool 2286
8.50%	09/20/26		1,709	1,982
Ginnie Mae II Pool 2487
8.50%	09/20/27		15,222	17,647
Ginnie Mae II Pool 80059
1.63%	04/20/27	[3]	30,631	31,886
Ginnie Mae II Pool 80589
1.75%	03/20/32	[3]	43,669	45,002
Ginnie Mae II Pool 80610
1.63%	06/20/32	[3]	20,584	21,432
Ginnie Mae II Pool 80968
1.63%	07/20/34	[3]	618,421	641,597

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 23

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 81201
2.25%	01/20/35	[3]	$14,278	$14,791
Ginnie Mae II Pool 8599
3.00%	02/20/25	[3]	24,937	26,526
Ginnie Mae, Series 2003-11, Class FK
0.48%	02/16/33	[3]	2,392,063	2,401,029
Ginnie Mae, Series 2004-5, Class PF
0.73%	02/20/33	[3]	2,769,158	2,780,916
Ginnie Mae, Series 2006-3, Class C
5.24%	04/16/39		5,138,974	5,240,006
Ginnie Mae, Series 2009-106, Class XI (IO)
6.62%	05/20/37	[3]	10,986,315	1,823,303
Ginnie Mae, Series 2011-78, Class AB
2.45%	02/16/39		1,823,153	1,840,672
Ginnie Mae, Series 2012-13, Class KF
0.48%	07/20/38	[3]	4,256,857	4,271,343
Ginnie Mae, Series 2013-53, Class AD
1.50%	12/20/26		7,573,395	7,533,532
NCUA Guaranteed Notes, Series 2010-R1, Class A1
0.64%	10/07/20	[3]	10,827,165	10,885,954
NCUA Guaranteed Notes, Series 2010-R2, Class 1A
0.56%	11/06/17	[3]	11,904,786	11,928,417
NCUA Guaranteed Notes, Series 2010-R3, Class 1A
0.74%	12/08/20	[3]	13,336,213	13,437,788
NCUA Guaranteed Notes, Series 2010-R3, Class 2A
0.75%	12/08/20	[3]	5,849,500	5,892,532
NCUA Guaranteed Notes, Series 2011-C1, Class 2A
0.72%	03/09/21	[3]	19,565,002	19,638,791
NCUA Guaranteed Notes, Series 2011-R1, Class 1A
0.64%	01/08/20	[3]	7,850,512	7,891,359
NCUA Guaranteed Notes, Series 2011-R2, Class 1A
0.59%	02/06/20	[3]	7,719,337	7,743,834
NCUA Guaranteed Notes, Series 2011-R3, Class 1A
0.59%	03/11/20	[3]	4,337,929	4,352,059
NCUA Guaranteed Notes, Series 2011-R4, Class 1A
0.57%	03/06/20	[3]	3,657,595	3,664,755
NCUA Guaranteed Notes, Series 2011-R5, Class 1A
0.56%	04/06/20	[3]	2,046,057	2,047,017

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
NCUA Guaranteed Notes, Series 2011-R6, Class 1A
0.56%	05/07/20	[3]	$750,937	$750,995

				708,811,307

Total Mortgage-Backed (Cost $1,666,456,879)				1,675,863,730

MUNICIPAL BONDS — 0.36%*
California — 0.36%
State of California, Taxable, Various Purpose
5.50%	03/01/16		1,775,000	1,833,202
6.20%	03/01/19		600,000	694,224
University of California, Floating Rate Notes, Series Y, Class 1
0.69%	07/01/41	[3]	10,000,000	10,005,400

				12,532,826

Total Municipal Bonds (Cost $12,459,117)				12,532,826

U.S. AGENCY SECURITIES — 4.18%
Federal Farm Credit Bank
0.21%	09/14/16	[3]	17,560,000	17,569,079
0.22%	04/26/17	[3]	35,365,000	35,397,536
0.24%	02/27/17	[3]	17,135,000	17,163,855
0.24%	04/17/17	[3]	22,785,000	22,818,494
Federal Home Loan Bank
0.22%	10/07/15	[3]	16,250,000	16,253,575
Fico Strip Principal, Series 5P
0.00%	02/08/18	[9]	37,445,000	36,392,814

Total U.S. Agency Securities (Cost $145,068,661)				145,595,353

U.S. TREASURY SECURITIES — 7.80%
U.S. Treasury Notes — 7.80%
U.S. Treasury Notes
1.13%	06/15/20		114,065,000	114,523,029
1.50%	05/31/20		105,125,000	104,554,203
U.S. Treasury Notes - Treasury Inflation Indexed Notes
0.13%	04/15/16	[10]	52,206,402	52,467,434

Total U.S. Treasury Securities (Cost $270,559,852)				271,544,666

Total Bonds – 96.84% (Cost $3,347,185,165)				3,369,262,427

See accompanying notes to Schedule of Portfolio Investments.

24 / N-Q Report June 2015

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Notional Amount (000’s)	Value
PURCHASED SWAPTIONS — 0.00%
Option to enter into a 30-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 6.00% annually; Option Expiration Date of 12/24/23. Counterparty: Goldman Sachs Group, Inc.
	$30,000	$231,075
Total Purchased Swaptions (Cost $939,000)

Issues	Maturity Date		Principal Amount/ Share	Value
SHORT-TERM INVESTMENTS — 3.36%
Foreign Government Obligations — 0.52%
Japan Treasury Discount Bill, Series 537 (Japan)
0.01%[11]	12/10/15	[2]	2,210,000,000	18,061,153

Money Market Funds — 0.87%
Dreyfus Cash Advantage Fund
0.01%[12]			5,778,000	5,778,000
Morgan Stanley Institutional Fund
0.04%[12]			24,320,000	24,320,000

				30,098,000
U.S. Agency Discount Notes — 1.97%
Federal Home Loan Bank
0.05%[11]	08/11/15		23,665,000	23,663,059
0.06%[11]	08/17/15		45,000,000	44,998,245

				68,661,304

Total Short-Term Investments (Cost $116,387,654)	116,820,457

Total Investments – 100.20% (Cost $3,464,511,819)[1]	3,486,313,959

Liabilities in Excess of Other
Assets – (0.20)%	(7,115,259)

Net Assets – 100.00%	$3,479,198,700

Currency Purchased	Currency Sold	Unrealized (Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
Forward currency contract to sell Japanese Yen on 12/10/15 at 124.73 Counterparty: Citigroup, Inc.
USD $17,718,612	JPY 2,210,000,000	$(393,854)

Net unrealized (depreciation)		$(393,854)

Issues	Notional Amount (000’s)	Premiums (Received)	Value
WRITTEN SWAPTIONS
Option to enter into a 30-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 7.00% annually; Option Expiration Date of 12/24/23. Counterparty: Goldman Sachs Group, Inc.

$(30,000)	$(540,000)	$(115,368)

Total Written Swaptions	$(540,000)	$(115,368)

Notes:

[1]	Cost for federal income tax purposes is $3,465,189,520 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$45,369,624
Gross unrealized (depreciation)	(24,245,185)

Net unrealized appreciation	$21,124,439

[2]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[3]	Floating rate security. The rate disclosed was in effect at June 30, 2015.

[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[5]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.14% cash or 8.64% payment-in-kind interest.

[6]	Non-income producing security.

[7]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $4,229,311, which is 0.12% of total net assets.

[8]	Security is currently in default with regard to scheduled interest or principal payments.

[9]	Zero coupon bond. The rate shown is the effective yield as of June 30, 2015.

[10]	Inflation protected security. Principal amount reflects original security face amount.

[11]	Represents annualized yield at date of purchase.

[12]	Represents the current yield as of June 30, 2015.

†	Fair valued security. The aggregate value of fair valued securities is $3, which is 0.00% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 25

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

(BKNT): Banker’s Note, Inc.

(IO): Interest only

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(PIK): Payment in kind

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. dollar

(WI): When issued

(YCD): Yankee Certificate of Deposit

See accompanying notes to Schedule of Portfolio Investments.

26 / N-Q Report June 2015

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 92.68%
ASSET-BACKED SECURITIES — 9.09%**
Academic Loan Funding Trust, Series 2012-1A, Class A2
1.28%	12/27/44	[2,3]	$950,000	$954,711
Alm Loan Funding, Series 2012-7A, Class A1 (Cayman Islands)
1.70%	10/19/24	[2,3,4]	775,000	775,006
American Money Management Corp., Series 2014-14A, Class A1L (Cayman Islands)
1.73%	07/27/26	[2,3,4]	1,100,000	1,099,935
Babson CLO Ltd., Series 2014-IIA, Class A (Cayman Islands)
1.66%	10/17/26	[2,3,4]	760,000	758,234
Ballyrock CLO LLC, Series 2014-1, Class A1 (Cayman Islands)
1.76%	10/20/26	[2,3,4]	1,680,000	1,681,760
Bayview Commercial Asset Trust, Series 2004-3, Class A1
0.55%	01/25/35	[2,3]	900,442	837,484
Brazos Higher Education Authority, Inc., Series 2005-3, Class A16
0.47%	06/25/26	[2]	350,000	342,320
Brazos Higher Education Authority, Inc., Series 2010-1, Class A2
1.48%	02/25/35	[2]	650,000	663,126
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
1.28%	10/27/36	[2]	930,000	938,574
CIT Education Loan Trust, Series 2007-1, Class A
0.36%	03/25/42	[2,3]	439,016	410,194
Dryden 37 Senior Loan Fund, Series 2015-37A, Class A (Cayman Islands)
1.82%	04/15/27	[2,3,4]	2,790,000	2,792,212
Educational Funding of the South, Inc., Series 2011-1, Class A2
0.93%	04/25/35	[2]	708,812	708,404
Flatiron CLO Ltd., Series 2014-1A, Class A1 (Cayman Islands)
1.65%	07/17/26	[2,3,4]	1,350,000	1,347,821
GCO Education Loan Funding Trust, Series 2006-2AR, Class A1RN
0.83%	08/27/46	[2,3]	931,927	901,100
GE Business Loan Trust, Series 2004-2A, Class A
0.41%	12/15/32	[2,3]	323,982	312,922
GE Business Loan Trust, Series 2005-1A, Class A3
0.44%	06/15/33	[2,3]	515,375	500,100
Global SC Finance SRL, Series 2014-1A, Class A2 (Barbados)
3.09%	07/17/24	[3,4]	1,521,458	1,519,155

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Higher Education Funding, Series 2014-1, Class A
1.33%	05/25/34	[2,3]	$1,237,147	$1,240,225
ING Investment Management CLO Ltd., Series 2014-1A, Class A1 (Cayman Islands)
1.78%	04/18/26	[2,3,4]	1,210,000	1,209,178
ING Investment Management Ltd., Series 2012-4A, Class A1 (Cayman Islands)
1.67%	10/15/23	[2,3,4]	1,050,000	1,048,872
J.G. Wentworth XXX LLC, Series 2013-3A, Class A
4.08%	01/17/73	[3]	614,230	635,558
J.G. Wentworth XXXII LLC, Series 2014-2A, Class A
3.61%	01/17/73	[3]	1,128,906	1,137,933
LCM VI LP, Series 2006-6A, Class A (Cayman Islands)
0.52%	05/28/19	[2,3,4]	316,684	313,739
Limerock CLO, Series 2014-2A, Class A (Cayman Islands)
1.78%	04/18/26	[2,3,4]	1,200,000	1,200,682
Limerock CLO, Series 2014-3A, Class A1 (Cayman Islands)
1.76%	10/20/26	[2,3,4]	1,875,000	1,875,265
Magnetite XII CLO Ltd., Series 2015-12A, Class A (Cayman Islands)
1.82%	04/15/27	[2,3,4]	2,390,000	2,391,989
Magnetite XII Ltd., Series 2014-11A, Class A1 (Cayman Islands)
1.73%	01/18/27	[2,3,4]	2,400,000	2,400,451
Navient Student Loan Trust, Series 2014-1, Class A3
0.69%	06/25/31	[2]	2,765,000	2,754,031
Navient Student Loan Trust, Series 2014-2, Class A
0.82%	03/25/43	[2]	2,743,869	2,728,505
Navient Student Loan Trust, Series 2014-3, Class A
0.80%	03/25/43	[2]	2,741,697	2,724,802
Navient Student Loan Trust, Series 2014-4, Class A
0.80%	03/25/43	[2]	2,622,727	2,604,419
Navient Student Loan Trust, Series 2014-8, Class A3
0.78%	05/27/31	[2]	4,710,000	4,717,429
Nelnet Student Loan Trust, Series 2007-2A, Class A3L
0.62%	03/25/26	[2,3]	3,303,632	3,262,929
Nelnet Student Loan Trust, Series 2011-1A, Class A
1.03%	02/25/43	[2,3]	2,257,427	2,299,732
Nelnet Student Loan Trust, Series 2014-4A, Class A2
1.13%	11/25/43	[2,3]	1,370,000	1,347,942

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 27

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Series 2015-2A, Class A2
0.78%	09/25/42	[2,3]	$5,275,000	$5,284,040
Oak Hill Credit Partners, Series 2012-7A, Class A (Cayman Islands)
1.70%	11/20/23	[2,3,4]	775,000	775,009
Peach Finance Co., Series 2000, Class A
4.71%	04/15/48	[3]	231,112	237,733
SLC Student Loan Trust I, Series 2002-2, Class B2
1.64%	07/01/42	[2,3]	650,000	497,219
SLC Student Loan Trust, Series 2004-1, Class B
0.56%	08/15/31	[2]	264,596	243,923
SLC Student Loan Trust, Series 2005-3, Class B
0.52%	06/15/40	[2]	1,015,772	910,821
SLC Student Loan Trust, Series 2008-1, Class A4A
1.87%	12/15/32	[2]	625,000	650,680
SLM Student Loan Trust, Series 2004-2, Class B
0.75%	07/25/39	[2]	302,451	277,176
SLM Student Loan Trust, Series 2004-8, Class B
0.74%	01/25/40	[2]	302,126	276,217
SLM Student Loan Trust, Series 2004-8A, Class A5
0.78%	04/25/24	[2,3]	2,222,887	2,226,044
SLM Student Loan Trust, Series 2005-4, Class A3
0.40%	01/25/27	[2]	3,035,000	2,975,663
SLM Student Loan Trust, Series 2005-4, Class B
0.46%	07/25/40	[2]	347,418	313,652
SLM Student Loan Trust, Series 2006-2, Class A6
0.45%	01/25/41	[2]	925,000	846,575
SLM Student Loan Trust, Series 2006-8, Class A6
0.44%	01/25/41	[2]	925,000	843,403
SLM Student Loan Trust, Series 2007-6, Class A4
0.66%	10/25/24	[2]	4,730,000	4,690,125
SLM Student Loan Trust, Series 2007-6, Class B
1.13%	04/27/43	[2]	143,466	130,363
SLM Student Loan Trust, Series 2008-2, Class B
1.48%	01/25/29	[2]	160,000	150,006
SLM Student Loan Trust, Series 2008-3, Class B
1.48%	04/25/29	[2]	160,000	149,420

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-4, Class B
2.13%	04/25/29	[2]	$160,000	$156,152
SLM Student Loan Trust, Series 2008-5, Class B
2.13%	07/25/29	[2]	2,210,000	2,211,417
SLM Student Loan Trust, Series 2008-6, Class A3
1.03%	01/25/19	[2]	5,190,000	5,213,131
SLM Student Loan Trust, Series 2008-6, Class B
2.13%	07/25/29	[2]	160,000	160,087
SLM Student Loan Trust, Series 2008-7, Class B
2.13%	07/25/29	[2]	160,000	161,109
SLM Student Loan Trust, Series 2008-8, Class B
2.53%	10/25/29	[2]	160,000	164,957
SLM Student Loan Trust, Series 2008-9, Class A
1.78%	04/25/23	[2]	4,514,203	4,635,524
SLM Student Loan Trust, Series 2008-9, Class B
2.53%	10/25/29	[2]	2,160,000	2,220,515
SLM Student Loan Trust, Series 2009-3, Class A
0.93%	01/25/45	[2,3]	5,575,173	5,593,465
SLM Student Loan Trust, Series 2011-2, Class A1
0.78%	11/25/27	[2]	1,361,921	1,364,976
SLM Student Loan Trust, Series 2011-2, Class A2
1.38%	10/25/34	[2]	500,000	514,406
SLM Student Loan Trust, Series 2012-3, Class A
0.83%	12/26/25	[2]	2,330,369	2,328,575
SLM Student Loan Trust, Series 2012-6, Class A2
0.46%	09/25/19	[2]	3,120,013	3,118,634
SLM Student Loan Trust, Series 2012-7, Class A3
0.83%	05/26/26	[2]	800,000	798,073
SLM Student Loan Trust, Series 2013-4, Class A
0.73%	06/25/27	[2]	633,656	631,737
South Carolina Student Loan Corp., Series 2005, Class A2
0.40%	12/01/20	[2]	137,211	137,087
Spirit Master Funding LLC, Series 2014-1A, Class A1
5.05%	07/20/40	[3]	490,149	514,656
Structured Receivables Finance LLC, Series 2010-A, Class B
7.61%	01/16/46	3,†	720,052	872,834

See accompanying notes to Schedule of Portfolio Investments.

28 / N-Q Report June 2015

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Symphony CLO Ltd., Series 2013-11A, Class A (Cayman Islands)
1.57%	01/17/25	[2,3,4]	$880,000	$876,008
TAL Advantage LLC, Series 2006-1, Class NOTE
0.37%	04/20/21	[2,3]	120,833	120,271
Voya CLO Ltd., Series 2014-4A, Class A1 (Cayman Islands)
1.78%	10/14/26	[2,3,4]	2,150,000	2,150,882
Voya CLO Ltd., Series 2015-1A, Class A1 (Cayman Islands)
1.76%	04/18/27	[2,3,4]	990,000	990,333

Total Asset-Backed Securities (Cost $108,431,855)				108,849,637

BANK LOANS — 0.26%*
Finance — 0.24%
ILFC AIG, Term Loan B, 1st Lien
3.50%	02/27/21	[2]	2,795,136	2,794,437

Services — 0.02%
AABS Ltd., Term Loan, Series 2013-1, Class A (STEP) (Bermuda)
4.72%	01/15/38	[2,4]	254,688	263,602

Total Bank Loans (Cost $3,038,880)				3,058,039

CORPORATES — 21.34%*
Automotive — 0.10%
General Motors Financial Co., Inc.
3.45%	04/10/22		1,200,000	1,178,625

Banking — 3.82%
Bank of America Corp.
6.00%	09/01/17		440,000	478,937
6.50%	08/01/16		320,000	337,648
Bank of America Corp. (MTN)
1.15%	04/01/19	[2]	1,000,000	1,005,149
8.68%	05/02/17	[2]	510,000	530,400
8.95%	05/18/17	[2]	410,000	428,450
9.57%	06/06/17	[2]	319,000	337,342
Bank of America Corp., Series L (MTN)
5.65%	05/01/18		500,000	549,663
Bank of America N.A. (BKNT)
0.57%	06/15/16	[2]	2,000,000	1,992,596
0.59%	06/15/17	[2]	1,350,000	1,340,464
5.30%	03/15/17		2,510,000	2,659,152
6.00%	06/15/16		650,000	678,404
6.10%	06/15/17		1,340,000	1,451,653
Capital One Bank USA NA (BKNT)
1.15%	11/21/16		1,000,000	996,424
2.15%	11/21/18		2,500,000	2,489,090

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Credit Suisse/New York (Switzerland)
0.97%	01/29/18	[2,4]	$2,000,000	$1,995,609
6.00%	02/15/18	[4]	288,000	316,272
Credit Suisse/New York (YCD) (Switzerland)
0.60%	08/24/15	[2,4]	1,250,000	1,250,003
0.69%	12/07/15	[2,4]	800,000	800,231
Discover Bank (BKNT)
3.10%	06/04/20		3,000,000	2,997,993
HBOS PLC, Series G (MTN) (United Kingdom)
6.75%	05/21/18	[3,4]	2,915,000	3,235,459
JPMorgan Chase & Co.
2.20%	10/22/19		2,000,000	1,983,249
JPMorgan Chase & Co., Series G (MTN)
1.10%	10/15/15		2,500,000	2,502,368
JPMorgan Chase Bank N.A.
0.62%	06/13/16	[2]	600,000	598,636
JPMorgan Chase Bank N.A. (BKNT)
6.00%	07/05/17		600,000	652,694
6.00%	10/01/17		500,000	545,349
Macquarie Bank Ltd. (Australia)
0.74%	06/15/16	[2,3,4]	2,000,000	2,000,290
Royal Bank of Scotland NV (Netherlands)
4.65%	06/04/18	[4]	905,000	938,100
Royal Bank of Scotland PLC (United Kingdom)
2.55%	09/18/15	[4]	2,370,000	2,375,261
4.38%	03/16/16	[4]	1,050,000	1,074,142
6.40%	10/21/19	[4]	1,100,000	1,230,441
UBS AG/Stamford CT (MTN) (Switzerland)
0.98%	03/26/18	[2,4]	3,000,000	3,002,815
UBS AG/Stamford CT (Switzerland)
0.84%	06/01/17	[2,4]	1,500,000	1,496,370
US Bank NA
2.28%	04/29/20	[2]	1,400,000	1,400,980

				45,671,634

Communications — 0.72%
AT&T, Inc.
1.21%	06/30/20	[2]	4,000,000	4,020,356
Sprint Nextel Corp.
9.00%	11/15/18	[3]	1,900,000	2,152,557
Verizon Communications, Inc.
3.45%	03/15/21		765,000	780,789
Verizon Communications, Inc. (WI)
2.63%	02/21/20		1,609,000	1,607,121

				8,560,823

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 29

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Consumer Discretionary — 0.17%
Catholic Health Initiatives
2.60%	08/01/18		$1,000,000	$1,015,510
4.20%	08/01/23		1,000,000	1,061,956

				2,077,466

Electric — 2.08%
AES Corp.
3.28%	06/01/19	[2]	500,000	498,750
Berkshire Hathaway Energy Co.
3.50%	02/01/25		1,480,000	1,476,796
DPL, Inc.
6.50%	10/15/16		123,000	127,305
Duquesne Light Holdings, Inc.
5.90%	12/01/21	[3]	625,000	717,076
6.40%	09/15/20	[3]	2,363,000	2,738,905
Entergy Corp.
4.00%	07/15/22		3,000,000	3,028,341
Exelon Corp.
1.55%	06/09/17		3,030,000	3,027,902
FirstEnergy Corp., Series A
2.75%	03/15/18		1,140,000	1,158,209
Homer City Generation LP (PIK)
8.73%	10/01/26	[5]	480,100	489,702
Ipalco Enterprises, Inc. (WI)
5.00%	05/01/18		1,615,000	1,709,881
KCP&L Greater Missouri Operations Corp.
8.27%	11/15/21		2,275,000	2,855,520
Metropolitan Edison Co.
7.70%	01/15/19		500,000	586,381
Mirant Mid Atlantic Pass-Through Trust, Series C
10.06%	12/30/28		682,006	750,207
Oncor Electric Delivery Co. LLC
4.10%	06/01/22		1,500,000	1,587,918
6.80%	09/01/18		900,000	1,043,139
Public Service Co. of New Mexico
7.95%	05/15/18		475,000	554,766
Southwestern Electric Power Co.
6.45%	01/15/19		1,109,000	1,262,245
Texas-New Mexico Power Co.
9.50%	04/01/19	[3]	500,000	618,951
Tucson Electric Power Co.
3.85%	03/15/23		700,000	712,664

				24,944,658

Energy — 2.80%
Boardwalk Pipelines LLC
4.95%	12/15/24		1,000,000	982,360
5.20%	06/01/18		1,000,000	1,045,470

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
BP Capital Markets PLC (United Kingdom)
3.06%	03/17/22	[4]	$1,700,000	$1,694,523
Canadian Natural Resources Ltd. (Canada)
3.90%	02/01/25	[4]	1,000,000	990,016
Columbia Pipeline Group, Inc.
2.45%	06/01/18	[3]	3,135,000	3,161,353
Continental Resources, Inc. (WI)
3.80%	06/01/24		835,000	763,213
Energy Transfer Partners LP
2.50%	06/15/18		2,000,000	2,004,460
3.30%	11/01/66	[2]	910,000	782,600
3.60%	02/01/23		2,317,000	2,197,776
4.65%	06/01/21		600,000	616,563
Florida Gas Transmission Co. LLC
3.88%	07/15/22	[3]	1,000,000	1,001,196
7.90%	05/15/19	[3]	1,500,000	1,764,362
Noble Energy, Inc.
3.90%	11/15/24		600,000	594,950
Petroleos Mexicanos (Mexico)
2.00%	12/20/22	[4]	2,250,000	2,257,733
Rockies Express Pipeline LLC
5.63%	04/15/20	[3]	1,600,000	1,656,000
Ruby Pipeline LLC
6.00%	04/01/22	[3]	1,250,000	1,358,706
Shell International Finance BV (Netherlands)
3.25%	05/11/25	[4]	2,450,000	2,434,001
Spectra Energy Partners LP
2.95%	09/25/18		1,275,000	1,305,516
TC PipeLines LP
4.65%	06/15/21		2,575,000	2,682,811
Tennessee Gas Pipeline Co. LLC
8.00%	02/01/16		1,250,000	1,297,145
Texas Eastern Transmission LP
2.80%	10/15/22	[3]	3,080,000	2,893,557
Williams Cos., Inc.
7.88%	09/01/21		70,000	82,274

				33,566,585

Finance — 6.28%
Bear Stearns Cos. LLC
7.25%	02/01/18		2,140,000	2,425,112
Chase Capital III, Series C
0.83%	03/01/27	[2]	500,000	432,871
CIT Group, Inc.
4.25%	08/15/17		1,049,000	1,069,980
Citigroup, Inc.
0.77%	08/14/17	[2]	750,000	745,813
0.83%	08/25/36	[2]	205,000	157,832
1.25%	01/15/16		2,000,000	2,003,886

See accompanying notes to Schedule of Portfolio Investments.

30 / N-Q Report June 2015

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
1.30%	11/15/16		$1,000,000	$1,000,064
1.97%	05/15/18	[2]	583,000	598,679
5.30%	01/07/16		625,000	639,220
6.00%	08/15/17		250,000	272,058
6.13%	05/15/18		345,000	385,245
Durrah MSN 35603 (Cayman Islands)
1.68%	01/22/25	[4]	5,302,431	5,144,119
Ford Motor Credit Co. LLC
1.22%	01/09/18	[2]	4,000,000	4,006,424
Ford Motor Credit Co. LLC, Series FRN
1.53%	05/09/16	[2]	1,000,000	1,005,951
General Electric Capital Corp.
4.63%	01/07/21		700,000	771,268
5.63%	05/01/18		730,000	809,518
General Electric Capital Corp. (MTN)
0.66%	05/05/26	[2]	1,610,000	1,531,530
3.35%	10/17/16		750,000	774,263
General Electric Capital Corp., Series G (MTN)
3.10%	01/09/23		800,000	798,591
General Motors Financial Co., Inc., Series 3YR
3.00%	09/25/17		2,000,000	2,040,000
Goldman Sachs Group, Inc.
0.95%	05/22/17	[2]	1,000,000	1,000,449
5.35%	01/15/16		1,000,000	1,024,148
5.95%	01/18/18		350,000	384,887
6.15%	04/01/18		1,100,000	1,223,536
6.25%	09/01/17		1,500,000	1,644,806
7.50%	02/15/19		550,000	646,347
Goldman Sachs Group, Inc. (MTN)
1.09%	12/15/17	[2]	1,000,000	1,001,725
1.60%	11/23/15		1,000,000	1,003,466
1.88%	11/29/23	[2]	2,900,000	2,949,682
Goldman Sachs Group, Inc., Series B (MTN)
0.68%	07/22/15	[2]	100,000	100,008
JPMorgan Chase Capital XIII, Series M
1.23%	09/30/34	[2]	1,070,000	908,163
JPMorgan Chase Capital XXI, Series U
1.23%	02/02/37	[2]	1,650,000	1,373,625
Morgan Stanley
0.77%	10/15/15	[2]	187,000	187,166
1.02%	01/05/18	[2]	3,000,000	3,004,548
Morgan Stanley (MTN)
0.73%	10/18/16	[2]	1,185,000	1,182,340
6.25%	08/28/17		800,000	877,392
6.63%	04/01/18		1,000,000	1,122,483
Morgan Stanley, Series G (MTN)
2.38%	07/23/19		1,000,000	993,588

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Private Export Funding Corp.
2.30%	09/15/20		$12,330,000	$12,435,445
Reckson Operating Partnership LP
5.00%	08/15/18		1,200,000	1,286,713
Safina Ltd. (Cayman Islands)
2.00%	12/30/23	[4]	10,037,970	9,955,358
Sandalwood 2013 LLC
2.90%	07/10/25		2,900,797	2,973,955
ZFS Finance USA Trust II
6.45%	12/15/65	[2,3]	1,250,000	1,278,125

				75,170,379

Food — 0.31%
HJ Heinz Co.
1.60%	06/30/17	[3]	3,680,000	3,682,168

Health Care — 1.29%
AbbVie, Inc.
1.80%	05/14/18		4,000,000	3,991,008
Actavis Funding SCS (Luxembourg)
3.45%	03/15/22	[4]	4,000,000	3,967,984
Catholic Health Initiatives
2.95%	11/01/22		500,000	489,383
CHS/Community Health Systems, Inc.
5.13%	08/15/18		1,100,000	1,130,250
Medtronic, Inc.
1.09%	03/15/20	[2,3]	1,500,000	1,512,909
Providence Health & Services Obligated Group
1.23%	10/01/17	[2]	1,975,000	1,986,158
VRX/Valeant Pharmaceuticals Escrow Corp. (Canada)
5.88%	05/15/23	[3,4]	2,350,000	2,420,500

				15,498,192

Insurance — 0.32%
Metropolitan Life Global Funding I
3.88%	04/11/22	[3]	1,000,000	1,051,731
Nationwide Mutual Insurance Co.
2.58%	12/15/24	[2,3]	1,552,000	1,551,219
New York Life Global Funding
1.13%	03/01/17	[3]	1,200,000	1,199,801

				3,802,751

Materials — 0.04%
Barrick Gold Corp. (WI) (Canada)
4.10%	05/01/23	[4]	475,000	459,287

Real Estate Investment Trust (REIT) — 2.40%
Alexandria Real Estate Equities, Inc.
3.90%	06/15/23		150,000	149,804

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 31

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
4.60%	04/01/22		$2,000,000	$2,099,816
ARC Properties Operating Partnership LP/ Clark Acquisition LLC
2.00%	02/06/17		2,445,000	2,376,234
BioMed Realty LP
3.85%	04/15/16		1,381,000	1,406,563
HCP, Inc.
2.63%	02/01/20		230,000	227,240
4.25%	11/15/23		915,000	926,645
5.38%	02/01/21		750,000	828,283
6.00%	01/30/17		1,000,000	1,067,156
HCP, Inc. (MTN)
6.30%	09/15/16		500,000	528,107
Health Care REIT, Inc.
3.75%	03/15/23		1,000,000	991,616
4.70%	09/15/17		1,000,000	1,064,445
5.25%	01/15/22		930,000	1,016,358
Hospitality Properties Trust
6.30%	06/15/16		2,000,000	2,043,656
Kilroy Realty LP
5.00%	11/03/15		1,125,000	1,139,821
Kimco Realty Corp. (MTN)
5.78%	03/15/16		2,175,000	2,242,353
Mid-America Apartments LP
5.50%	10/01/15		1,000,000	1,010,694
Reckson Operating Partnership LP
6.00%	03/31/16		650,000	672,463
Regency Centers LP
5.88%	06/15/17		2,000,000	2,163,896
SL Green Realty Corp.
7.75%	03/15/20		650,000	775,438
Ventas Realty LP/Ventas Capital Corp.
1.55%	09/26/16		1,000,000	1,004,926
2.70%	04/01/20		1,025,000	1,023,093
3.13%	11/30/15		1,000,000	1,008,032
WEA Finance LLC/Westfield UK & Europe Finance PLC
1.75%	09/15/17	[3]	2,000,000	2,006,669
2.70%	09/17/19	[3]	1,000,000	1,002,696

				28,776,004

Retail — 0.30%
Walgreens Boots Alliance, Inc.
0.73%	05/18/16	[2]	3,600,000	3,600,230

Transportation — 0.71%
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23		961,631	1,021,733

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		$31,402	$32,874
Continental Airlines Pass-Through Trust, Series 1999-1, Class A
6.55%	08/02/20		573,649	627,787
Continental Airlines Pass-Through Trust, Series 1999-2, Class C2
7.26%	03/15/20		256,961	285,226
Continental Airlines Pass-Through Trust, Series 2007, Class 1A
5.98%	04/19/22		1,514,340	1,673,346
JetBlue Airways Pass-Through Trust, Series 2004-2, Class G1
0.65%	08/15/16	[2]	5,384	5,330
JetBlue Airways Pass-Through Trust, Series 2004-2, Class G2
0.72%	11/15/16	[2]	1,161,000	1,139,231
Northwest Airlines Pass-Through Trust, Series 2001-1, Class A1
7.04%	04/01/22		1,352,793	1,553,169
UAL Pass-Through Trust, Series 2009-2A
9.75%	01/15/17		189,951	206,334
US Airways Pass-Through Trust, Series 2001-1, Class G
7.08%	03/20/21		659,473	714,704
US Airways Pass-Through Trust, Series 2012, Class 2A
4.63%	06/03/25		432,811	453,099
US Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		689,688	775,037

				8,487,870

Total Corporates (Cost $253,040,324)				255,476,672

MORTGAGE-BACKED — 31.17%**
Commercial Mortgage-Backed — 5.31%
Banc of America Commercial Mortgage Trust,
Series 2006-5, Class A4
5.41%	09/10/47		1,945,000	2,000,727
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-T20, Class A4A
5.26%	10/12/42	[2]	602,705	604,180
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class A4
5.77%	04/12/38	[2]	867,416	884,300
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class XA (IO)
2.19%	09/10/45	[2,3]	9,036,336	834,537

See accompanying notes to Schedule of Portfolio Investments.

32 / N-Q Report June 2015

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Commercial Mortgage Trust, Series 2010-C1, Class A1
3.16%	07/10/46	[3]	$2,707,854	$2,709,752
Commercial Mortgage Trust, Series 2012-LC4, Class A3
3.07%	12/10/44		5,021,000	5,186,020
Credit Suisse Commercial Mortgage Trust, Series 2006-C2, Class A1A
5.86%	03/15/39	[2]	4,144,843	4,232,548
DBRR Trust, Series 2011-LC2, Class A4A
4.54%	04/12/21	[2,3]	516,997	570,159
DBRR Trust, Series 2012-EZ1, Class C
2.06%	09/25/45	[3]	3,789,234	3,806,734
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1
3.74%	11/10/46	[3]	4,148,294	4,186,811
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A4
5.32%	11/10/45	[2]	1,312,426	1,315,841
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class ASB
5.83%	02/15/51	[2]	593,278	613,139
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-CNTR, Class A2
4.31%	08/05/32	[3]	3,000,000	3,273,285
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A2
3.67%	02/15/46	[3]	1,110,207	1,132,605
Morgan Stanley Capital I Trust, Series 2001-C3, Class A2
3.22%	08/15/49		222,439	227,089
Morgan Stanley Capital I Trust, Series 2007-HQ12, Class A5
5.86%	04/12/49	[2]	5,000,000	5,013,150
Morgan Stanley Capital I Trust, Series 2012-C4, Class A4
3.24%	03/15/45		1,445,000	1,484,947
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A
5.61%	05/15/46	[2]	5,099,235	5,392,895
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1
3.35%	11/15/43	[3]	3,222,676	3,306,592
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2
3.79%	02/15/44	[3]	12,961,965	13,038,388
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A4
3.67%	11/15/44		1,405,000	1,484,839

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class A1
0.86%	08/15/45		$2,272,829	$2,270,172

				63,568,710

Non-Agency Mortgage-Backed — 8.30%
Accredited Mortgage Loan Trust, Series 2005-3, Class A1
0.42%	09/25/35	[2]	852,313	847,405
Ameriquest Mortgage Securities, Inc., Series 2005-R4, Class 1
0.61%	07/25/35	[2]	1,910,000	1,868,434
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class M1
0.61%	07/25/35	[2]	4,417,425	4,423,910
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE9, Class M1
1.16%	12/25/34	[2]	790,239	748,303
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE4, Class M2
0.86%	05/25/35	[2]	16,534	16,576
Banc of America Funding Corp., Series 2003-2, Class 1A1
6.50%	06/25/32		3,526	3,758
Banc of America Funding Corp., Series 2015-R2, Class 9A1
0.40%	03/25/37	[2,3]	3,352,903	3,236,651
Bear Stearns Asset-Backed Securities Trust, Series 2002-1, Class 1A5 (STEP)
6.89%	12/25/34		3,390	3,481
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE12, Class 1A3
0.57%	12/25/35	[2]	332,962	332,863
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE9, Class M1
0.95%	10/25/35	[2]	561,658	559,293
CC Mortgage Funding Corp., Series 2004-1A, Class A1
0.46%	01/25/35	[2,3]	208,963	189,455
CC Mortgage Funding Corp., Series 2005-2A, Class A1
0.36%	05/25/36	[2,3]	176,056	154,285
Centex Home Equity Loan Trust, Series 2005-D, Class M1
0.61%	10/25/35	[2]	3,576,111	3,572,660
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004-2, Class 1A4
5.32%	02/25/35		4,137	4,160
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
2.84%	02/25/34	[2]	19,656	19,317

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 33

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.36%	03/25/37	[2]	$1,612,656	$1,592,494
Conseco Finance Securitizations Corp., Series 2000-E, Class M1
8.13%	08/15/31	[2]	582	584
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	09/01/33		359,007	395,329
Conseco Finance, Series 2002-A, Class A5 (STEP)
7.55%	04/15/32		27,045	27,331
Conseco Finance, Series 2002-C, Class BF2
8.00%	06/15/32	[2,3]	239,437	261,073
Conseco Financial Corp., Series 1996-7, Class M1
7.70%	10/15/27	[2]	646,200	717,014
Conseco Financial Corp., Series 1997-3, Class A7
7.64%	03/15/28	[2]	180,426	191,306
Conseco Financial Corp., Series 1998-6, Class A8
6.66%	06/01/30		691,729	737,936
Countryplace Manufactured Housing Contract Trust, Series 2007-1, Class A4
5.85%	07/15/37	[2,3]	700,000	705,018
Countrywide Alternative Loan Trust, Series 2005-27, Class 3A2
1.25%	08/25/35	[2]	18,984	13,510
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-14, Class 4A1
2.38%	08/25/34	[2]	144,954	142,669
Credit Suisse Mortgage Trust, Series 2014-4R, Class 16A1
0.37%	02/27/36	[2,3]	2,086,388	2,051,947
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB3, Class AF1 (STEP)
3.38%	12/25/32		1,401,745	1,370,432
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB2, Class AF4 (STEP)
3.61%	12/25/36		880,453	682,293
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB6, Class A23
0.33%	07/25/36	[2]	971,783	852,995
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A1
0.24%	04/25/37	[2]	206,252	140,408

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A3
0.43%	04/25/37	[2]	$2,450,803	$1,739,085
DBRR Trust, Series 2013-EZ2, Class A
0.85%	02/25/43	[2,3]	25,641	25,637
Equifirst Mortgage Loan Trust, Series 2005-1, Class M1
0.81%	04/25/35	[2]	409,556	410,502
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF4, Class M1
0.61%	05/25/35	[2]	1,601,893	1,595,506
First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C
0.36%	06/25/37	[2]	706,899	469,165
First Franklin Mortgage Loan Trust, Series 2007-3, Class A2D
0.43%	06/25/37	[2]	1,306,331	917,465
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1
2.20%	09/25/34	[2]	551,866	541,347
Green Tree Financial Corp., Series 1998-4, Class A5
6.18%	04/01/30		359,550	376,713
Green Tree, Series 2008-MH1, Class A2
8.97%	04/25/38	[2,3]	283,781	297,786
Green Tree, Series 2008-MH1, Class A3
8.97%	04/25/38	[2,3]	411,742	431,442
GreenPoint Manufactured Housing, Series 1999-5, Class A5
7.82%	12/15/29	[2]	144,089	145,437
GSAA Home Equity Trust, Series 2005-9, Class 1A1
0.46%	08/25/35	[2]	1,710,466	1,653,445
Home Equity Loan Trust, Series 2007-3, Class APT
1.38%	11/20/36	[2]	1,179,371	1,176,215
IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 6A1
2.70%	10/25/34	[2]	79,197	76,525
IndyMac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A
0.98%	11/25/34	[2]	36,786	33,448
IndyMac Index Mortgage Loan Trust, Series 2007-AR11, Class 1A1
2.46%	06/25/37	[2]	1,408,040	1,074,768
IndyMac Manufactured Housing Contract, Series 1997-1, Class A3
6.61%	02/25/28		279,961	286,432
IndyMac Manufactured Housing Contract, Series 1997-1, Class A4
6.75%	02/25/28		74,528	77,166

See accompanying notes to Schedule of Portfolio Investments.

34 / N-Q Report June 2015

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28		$182,766	$190,170
JPMorgan Mortgage Trust, Series 2007-A3, Class 3A2
5.41%	05/25/37	[2]	500,402	459,843
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4
5.27%	04/15/40		207,012	217,755
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A5
5.87%	04/15/40		118,948	124,292
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A6
6.47%	04/15/40	[2]	374,859	402,741
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 4A2
2.67%	01/25/34	[2]	209,470	203,949
MASTR Adjustable Rate Mortgages Trust, Series 2004-1, Class 2A1
2.75%	01/25/34	[2]	688	678
MASTR Asset Securitization Trust, Series 2002-8, Class 1A1
5.50%	12/25/17		944	952
MASTR Asset-Backed Securities Trust, Series 2006-AB1, Class A2
0.41%	02/25/36	[2]	998,256	993,579
MASTR Asset-Backed Securities Trust, Series 2006-HE1, Class A3
0.37%	01/25/36	[2]	1,263,133	1,258,558
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
2.50%	10/25/32	[2]	1,907	1,916
MASTR Seasoned Securities Trust, Series 2005-1, Class 4A1
2.44%	10/25/32	[2]	21,132	21,281
Mid-State Trust, Series 2004-1, Class A
6.01%	08/15/37		532,891	561,017
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		731,419	874,980
Mid-State Trust, Series 2004-1, Class M1
6.50%	08/15/37		522,442	568,882
Mid-State Trust, Series 2005-1, Class M2
7.08%	01/15/40		802,457	892,307
Mid-State Trust, Series 2011, Class A1
4.86%	07/15/38		1,012,653	1,080,968
Morgan Stanley Capital I Trust, Series 2004-NC7, Class M2
1.11%	07/25/34	[2]	1,587,476	1,538,118

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley Capital I Trust, Series 2005-HE3, Class M3
0.98%	07/25/35	[2]	$1,903,000	$1,845,408
Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M1
0.63%	08/25/35	[2]	913,247	914,338
New Century Home Equity Loan Trust, Series 2005-3, Class M1
0.66%	07/25/35	[2]	2,291,343	2,287,532
New York Mortgage Trust, Series 2005-3, Class A1
0.42%	02/25/36	[2]	3,888,606	3,620,798
Origen Manufactured Housing, Series 2004-A, Class M2
6.64%	01/15/35	[2]	363,106	396,736
Park Place Securities, Inc., Series 2004-WCW1, Class M2
1.20%	09/25/34	[2]	396,345	394,504
Park Place Securities, Inc., Series 2004-WWF1, Class M2
1.20%	12/25/34	[2]	438,995	438,295
Park Place Securities, Inc., Series 2005-WCW1, Class M1
0.63%	09/25/35	[2]	4,262,608	4,242,791
Park Place Securities, Inc., Series 2005-WCW2, Class A2D
0.55%	07/25/35	[2]	2,229,098	2,233,092
Park Place Securities, Inc., Series 2005-WHG4, Class A2D
0.55%	09/25/35	[2]	3,440,115	3,428,883
Park Place Securities, Inc., Series 2005-WHQ2, Class M1
0.60%	05/25/35	[2]	2,676,945	2,664,077
RBSSP Resecuritization Trust, Series 2009-6, Class 11A4
0.60%	08/26/36	[2,3]	1,939,970	1,859,400
Residential Asset Mortgage Products, Inc., Series 2002-RS4, Class AI5 (STEP)
6.16%	08/25/32		2,220	2,128
Residential Asset Mortgage Products, Inc., Series 2003-RS1, Class AI5 (STEP)
6.19%	03/25/33		15,836	16,427
Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A41
8.00%	04/25/31		34,743	38,294
Residential Asset Securities Corp., Series 2004-IP2, Class 2A1
2.49%	12/25/34	[2]	53,244	53,501
Residential Asset Securities Corp., Series 2005-KS11, Class AI4
0.49%	12/25/35	[2]	3,401,895	3,379,218

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 35

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Funding Mortgage Securities II, Inc., Series 2001-HI3, Class AI7 (STEP)
7.56%	07/25/26		$143,258	$145,566
Residential Funding Mortgage Securities II, Inc., Series 2003-HS2, Class AI4 (STEP)
4.37%	07/25/33		4,149	4,143
SG Mortgage Securities Trust, Series 2006-FRE1, Class A1B
0.45%	02/25/36	[2]	46,901	33,100
Soundview Home Equity Loan Trust, Series 2006-WF2, Class A2C
0.32%	12/25/36	[2]	494,710	489,717
Soundview Home Loan Trust, Series 2005-OPT4, Class 2A3
0.44%	12/25/35	[2]	2,313,622	2,280,209
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-15, Class A
2.48%	10/25/34	[2]	2,163,186	2,076,284
Structured Asset Mortgage Investments II Trust, Series 2005-AR1, Class A1
0.67%	04/19/35	[2]	1,922,116	1,790,088
Structured Asset Mortgage Investments, Inc., Series 2005-AR8, Class A2
1.59%	02/25/36	[2]	1,027,084	901,266
Structured Asset Mortgage Investments, Inc., Series 2006-AR3, Class 22A1
1.99%	05/25/36	[2]	3,493,388	2,244,628
Structured Asset Securities Corp., Series 2005-WF2, Class A3
0.78%	05/25/35	[2]	3,103,146	3,112,689
UCFC Home Equity Loan, Series 1998-D, Class BF1
8.97%	04/15/30	[2,6]	3,657	478
UCFC Home Equity Loan, Series 1998-D, Class MF1
6.91%	04/15/30		62,684	64,327
WaMu Alternative Mortgage Pass-Through Certificates, Series 2007-OA2, Class 2A
0.85%	01/25/47	[2]	5,911,651	4,294,016
WaMu Mortgage Pass-Through Certificates, Series 2002-AR18, Class A
2.51%	01/25/33	[2]	11,979	12,120
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A3
0.96%	10/25/45	[2]	2,148,583	2,011,883
Wells Fargo Home Equity Trust, Series 2005-3, Class M1
0.59%	11/25/35	[2]	205,508	205,897
Wells Fargo Home Equity Trust, Series 2006-1, Class A4
0.41%	05/25/36	[2]	5,337,050	5,300,774

				99,365,567

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed — 17.56%
Fannie Mae Pool (TBA)
2.50%	07/25/27		$1,570,000	$1,589,134
2.80%	06/01/25		3,045,000	3,043,317
3.00%	07/25/27		1,150,000	1,191,148
3.00%	07/25/43		14,140,000	14,081,452
3.50%	07/25/42		24,320,000	25,064,801
4.00%	07/25/41		23,685,000	25,085,746
4.50%	07/25/39		2,215,000	2,393,930
Fannie Mae Pool 253974
7.00%	08/01/31		6,841	7,850
Fannie Mae Pool 254232
6.50%	03/01/22		10,539	12,111
Fannie Mae Pool 468552
3.89%	07/01/21		1,871,300	2,012,264
Fannie Mae Pool 527247
7.00%	09/01/26		50	56
Fannie Mae Pool 545191
7.00%	09/01/31		3,699	4,197
Fannie Mae Pool 545646
7.00%	09/01/26		47	53
Fannie Mae Pool 549740
6.50%	10/01/27		13,803	15,862
Fannie Mae Pool 555284
7.50%	10/01/17		204	212
Fannie Mae Pool 606108
7.00%	03/01/31		853	892
Fannie Mae Pool 630599
7.00%	05/01/32		9,587	11,564
Fannie Mae Pool 655928
7.00%	08/01/32		5,060	6,087
Fannie Mae Pool 735207
7.00%	04/01/34		2,965	3,592
Fannie Mae Pool 735646
4.50%	07/01/20		4,286	4,499
Fannie Mae Pool 735686
6.50%	12/01/22		40,843	46,924
Fannie Mae Pool 735861
6.50%	09/01/33		151,714	178,834
Fannie Mae Pool 764388
1.78%	03/01/34	[2]	41,472	44,042
Fannie Mae Pool 776708
5.00%	05/01/34		239,767	268,930
Fannie Mae Pool 817611
5.38%	11/01/35	[2]	26,570	28,057
Fannie Mae Pool 844773
5.36%	12/01/35	[2]	1,612	1,721
Fannie Mae Pool 889125
5.00%	12/01/21		215,404	228,246

See accompanying notes to Schedule of Portfolio Investments. 36 / N-Q Report June 2015

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 889184
5.50%	09/01/36		$244,689	$276,014
Fannie Mae Pool 890221
5.50%	12/01/33		377,741	425,997
Fannie Mae Pool 918445
5.52%	05/01/37	[2]	3,157	3,383
Fannie Mae Pool 939419
1.87%	05/01/37	[2]	102,234	108,652
Fannie Mae Pool AB3685
4.00%	10/01/41		1,938,381	2,068,268
Fannie Mae Pool AE0605
4.67%	07/01/20		1,165,050	1,288,361
Fannie Mae Pool AJ0764
4.50%	09/01/41		678,182	734,786
Fannie Mae Pool AJ7696
4.50%	12/01/41		2,503,005	2,713,228
Fannie Mae Pool AL0151
4.38%	04/01/21		5,563,491	6,158,916
Fannie Mae Pool AL0209
4.50%	05/01/41		738,979	813,899
Fannie Mae Pool AL2293
4.38%	06/01/21		4,563,733	5,027,594
Fannie Mae Pool AL2602
2.65%	10/01/22		1,338,963	1,360,158
Fannie Mae Pool AL3306
2.46%	04/01/23		2,383,908	2,394,422
Fannie Mae Pool AL3366
2.44%	02/01/23		2,408,623	2,408,494
Fannie Mae Pool AL3400
2.55%	03/01/23		2,398,278	2,395,831
Fannie Mae Pool AL3594
2.70%	04/01/23		4,250,210	4,308,660
Fannie Mae Pool AL5866
2.75%	08/01/22		3,428,612	3,470,753
Fannie Mae Pool AL6829
2.97%	05/01/27		4,047,315	3,997,047
Fannie Mae Pool AM4125
3.74%	08/01/23		2,430,000	2,608,678
Fannie Mae Pool AM7009
2.95%	11/01/24		2,620,000	2,668,699
Fannie Mae Pool AM7150
3.05%	11/01/24		1,832,832	1,889,280
Fannie Mae Pool FN0005
3.38%	11/01/20		1,344,492	1,423,081
Fannie Mae Pool FN0007
3.46%	11/01/20		1,390,000	1,480,624
Fannie Mae Pool MA1561
3.00%	09/01/33		3,049,284	3,118,118

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool MA1582
3.50%	09/01/43		$2,266,267	$2,339,974
Fannie Mae Pool MA1608
3.50%	10/01/33		3,092,365	3,237,475
Fannie Mae REMICS, Series 1989-25, Class G
6.00%	06/25/19		1,467	1,553
Fannie Mae REMICS, Series 1992-116, Class B
6.50%	06/25/22		110	115
Fannie Mae REMICS, Series 1993-80, Class S
10.65%	05/25/23	[2]	8,368	9,662
Fannie Mae REMICS, Series 2001-52, Class YZ
6.50%	10/25/31		195,923	222,160
Fannie Mae REMICS, Series 2007-64, Class FA
0.65%	07/25/37	[2]	197,171	199,061
Fannie Mae Whole Loan, Series 2003-W6, Class 5T (IO)
0.55%	09/25/42	[2]	20,498,411	306,466
Fannie Mae, Series 2008-50, Class SA (IO)
5.87%	11/25/36	[2]	2,726,668	474,944
Fannie Mae, Series 2009-M1, Class A2
4.29%	07/25/19		88,591	96,059
Fannie Mae, Series 2012-M12, Class 1A
2.93%	08/25/22	[2]	2,006,095	2,065,801
Fannie Mae, Series 2012-M15, Class A
2.74%	10/25/22	[2]	1,584,562	1,604,473
Fannie Mae, Series 2014-M12, Class FA
0.48%	10/25/21		2,608,090	2,622,741
Freddie Mac Gold Pool A25162
5.50%	05/01/34		326,009	366,366
Freddie Mac Gold Pool A33262
5.50%	02/01/35		78,458	88,876
Freddie Mac Gold Pool A68781
5.50%	10/01/37		16,250	18,382
Freddie Mac Gold Pool C03813
3.50%	04/01/42		1,697,493	1,755,446
Freddie Mac Gold Pool C90504
6.50%	12/01/21		1,278	1,465
Freddie Mac Gold Pool E01279
5.50%	01/01/18		1,009	1,053
Freddie Mac Gold Pool E90474
6.00%	07/01/17		1,769	1,824
Freddie Mac Gold Pool G01548
7.50%	07/01/32		499,580	615,010
Freddie Mac Gold Pool G01644
5.50%	02/01/34		201,712	227,634

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 37

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G02366
6.50%	10/01/36		$146,488	$169,704
Freddie Mac Gold Pool G07848
3.50%	04/01/44		8,333,967	8,623,702
Freddie Mac Gold Pool G11707
6.00%	03/01/20		2,059	2,167
Freddie Mac Gold Pool G12393
5.50%	10/01/21		193,080	208,960
Freddie Mac Gold Pool G12909
6.00%	11/01/22		280,725	309,744
Freddie Mac Gold Pool G13032
6.00%	09/01/22		165,141	180,927
Freddie Mac Gold Pool J06246
5.50%	10/01/21		74,252	79,851
Freddie Mac Gold Pool Q05261
3.50%	12/01/41		1,074,809	1,112,511
Freddie Mac Gold Pool U99114
3.50%	02/01/44		8,229,361	8,471,327
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K004, Class A2
4.19%	08/25/19		3,385,000	3,683,931
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class A2
2.87%	12/25/21		2,040,000	2,100,651
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K018, Class A2
2.79%	01/25/22		2,235,000	2,289,530
Freddie Mac Multi-Family Structured Pass-Through Certificates, Series KF03, Class A
0.52%	01/25/21		4,111,234	4,118,943
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSCT, Class A2
4.28%	01/25/20		1,505,000	1,673,899
Freddie Mac Pool G07786
4.00%	08/01/44		3,707,140	3,958,148
Freddie Mac Pool Q20178
3.50%	07/01/43		1,507,591	1,560,287
Freddie Mac REMICS, Series 1602, Class SN
10.09%	10/15/23	[2]	14,590	20,755
Freddie Mac REMICS, Series 2174, Class PN
6.00%	07/15/29		70,952	80,736
Freddie Mac REMICS, Series 3460, Class SA (IO)
6.02%	06/15/38	[2]	2,681,385	401,637

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 4030, Class HS (IO)
6.42%	04/15/42	[2]	$2,620,546	$508,092
Freddie Mac, Series 4044, Class A2
2.81%	01/25/25		1,445,000	1,431,614
Freddie Mac, Series K020, Class A2
2.37%	05/25/40		1,555,000	1,552,834
Freddie Mac, Series KF02, Class A3
0.81%	07/25/20		1,747,719	1,762,248
Freddie Mac, Series KF05, Class A
0.53%	09/25/21		5,310,694	5,327,357
Ginnie Mae I Pool 782810
4.50%	11/15/39		1,652,607	1,837,880
Ginnie Mae II Pool (TBA)
3.00%	07/20/43		835,000	843,154
3.50%	07/01/32		7,190,000	7,462,995
4.00%	07/20/44		1,905,000	2,017,365
Ginnie Mae II Pool 80968
1.63%	07/20/34	[2]	44,122	45,776
Ginnie Mae, Series 2004-8, Class SE
13.93%	11/26/23	[2]	61,777	74,000
Ginnie Mae, Series 2011-152, Class A
1.62%	07/16/33		1,437,415	1,437,937
NCUA Guaranteed Notes, Series 2010-R2, Class 1A
0.56%	11/06/17	[2]	815,958	817,577
NCUA Guaranteed Notes, Series 2011-C1, Class 2A
0.72%	03/09/21	[2]	623,931	626,285
NCUA Guaranteed Notes, Series 2011-R2, Class 1A
0.59%	02/06/20	[2]	783,121	785,606

				210,303,134

Total Mortgage-Backed (Cost $367,388,011)				373,237,411

MUNICIPAL BONDS — 0.42%*
California — 0.19%
State of California, Taxable, Various Purpose, Series 3
5.95%	04/01/16		225,000	234,011
University of California, Floating Rate Notes, Series Y, Class 1
0.69%	07/01/41	[2]	2,000,000	2,001,080

				2,235,091

New York — 0.15%
City of New York, Build America Bonds
5.05%	10/01/24		1,000,000	1,138,670

See accompanying notes to Schedule of Portfolio Investments.

38 / N-Q Report June 2015

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MUNICIPAL BONDS (continued)
New York (continued)
New York State Urban Development Corp., Series F
3.20%	03/15/22		$700,000	$719,635

				1,858,305

Texas — 0.08%
City of Houston Texas, Taxable Pension Obligation, Series A
6.29%	03/01/32		770,000	937,452

Total Municipal Bonds (Cost $4,994,710)				5,030,848

U.S. AGENCY SECURITIES — 0.78%
U.S. Agency Securities — 0.78%
Federal Farm Credit Bank
0.21%	09/14/16	[2]	2,460,000	2,461,272
0.24%	02/27/17	[2]	2,415,000	2,419,067
0.24%	04/17/17	[2]	2,505,000	2,508,682
Federal Home Loan Bank
0.22%	10/07/15	[2]	1,955,000	1,955,430

Total U.S. Agency Securities (Cost $9,334,705)				9,344,451

U.S. TREASURY SECURITIES — 29.62%
U.S. Treasury Bonds — 0.14%
U.S. Treasury Bonds (Strip Principal)
0.00%	11/15/27	[7]	2,300,000	1,647,101

U.S. Treasury Notes — 29.48%
U.S. Treasury Bonds - Treasury Inflation Indexed Notes
0.25%	01/15/25	[8]	11,997,029	11,786,145
U.S. Treasury Notes
0.63%	05/31/17		74,220,000	74,227,056
0.63%	06/30/17		72,390,000	72,375,859
0.88%	07/15/17		7,110,000	7,139,425
1.50%	05/31/20		42,710,000	42,478,098
1.63%	06/30/20		71,845,000	71,842,362
2.13%	05/15/25		46,265,000	45,422,831
U.S. Treasury Notes - Treasury Inflation Indexed Notes
0.13%	04/15/16	[8]	15,510,248	15,587,800
0.13%	04/15/17	[8]	2,661,518	2,698,529
0.13%	07/15/24	[8]	9,670,353	9,438,266

Total U.S. Treasury Securities (Cost $353,937,744)				354,643,472

Value
Total Bonds – 92.68% (Cost $1,100,166,229)	$1,109,640,530

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 10.10%

Foreign Government Obligations — 0.52%
Japan Treasury Discount Bill, Series 537 (Japan)
0.01%[9]	12/10/15	[4]	$760,000,000	6,211,075

Money Market Funds — 2.00%
Dreyfus Cash Advantage Fund
0.01%[10]			11,951,000	11,951,000
Morgan Stanley Institutional Fund
0.04%[10]			11,951,000	11,951,000

				23,902,000

U.S. Agency Discount Notes — 7.53%
Federal Home Loan Bank
0.01%[9]	07/06/15		30,000,000	29,999,970
0.03%[9]	07/29/15		15,000,000	14,999,880
0.04%[9]	08/19/15		35,000,000	34,998,565
0.06%[9]	08/26/15		10,210,000	10,209,520

				90,207,935

U.S. Treasury Bills — 0.05%
U.S. Treasury Bills
0.00%[9]	07/23/15	[11]	210,000	210,000
0.00%[9]	09/03/15	[11]	400,000	399,996
0.00%[9]	09/10/15	[11]	5,000	5,000

				614,996

Total Short-Term Investments (Cost $120,785,154)				120,936,006

Total Investments – 102.78% (Cost $1,220,951,383)[1]	1,230,576,536

Liabilities in Excess of Other Assets – (2.78)%	(33,261,187)

Net Assets – 100.00%	$1,197,315,349

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 39

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Currency Purchased	Currency Sold	Unrealized (Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
Forward currency contract to sell Japanese Yen on 12/10/15 at 124.73 Counterparty: Citigroup, Inc.
USD $6,093,278	JPY 760,000,000	$(135,443)

Net unrealized (depreciation)		$(135,443)

Contracts		Unrealized (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
447	U.S. Treasury Ten Year Note, Expiration September 2015	$(276,305)

	Net unrealized (depreciation)	$(276,305)

Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)	(Depreciation)	Value
SWAPS: INTEREST RATE
The Fund pays a fixed rate equal to 2.42% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays, Inc.
11/15/27	$–	$ 725	$(20,245)	$(20,245)
The Fund pays a fixed rate equal to 2.48% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays, Inc.
11/15/27	–	720	(27,428)	(27,428)

	$–	$1,445	$(47,673)	$(47,673)

Notes:

[1]	Cost for federal income tax purposes is $1,220,953,762 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$12,884,498
Gross unrealized (depreciation)	(3,261,724)

Net unrealized appreciation	$9,622,774

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2015.

[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[5]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.73% cash or 9.23% payment-in-kind interest.

[6]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $478, which is 0.00% of total net assets.

[7]	Zero coupon bond. The rate shown is the effective yield as of June 30, 2015.

[8]	Inflation protected security. Principal amount reflects original security face amount.

[9]	Represents annualized yield at date of purchase.

[10]	Represents the current yield as of June 30, 2015.

[11]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $615,000.

†	Fair valued security. The aggregate value of fair valued securities is $872,834, which is 0.07% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(IO): Interest only

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(PIK): Payment in kind

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. dollar

(WI): When issued

(YCD): Yankee Certificate of Deposit

See accompanying notes to Schedule of Portfolio Investments.

40 / N-Q Report June 2015

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 98.28%
ASSET-BACKED SECURITIES — 9.09%**
Academic Loan Funding Trust, Series 2012-1A, Class A2
1.28%	12/27/44	[2,3]	$14,950,000	$15,024,137
Access Group, Inc., Series 2001, Class 2A1
0.64%	05/25/29	[2]	2,669,120	2,532,106
Access Group, Inc., Series 2004-1, Class A2
0.48%	09/26/33	[2]	68,256	67,297
Aircastle Aircraft Lease Backed Trust, Series 2007-1A, Class G1
0.49%	06/14/37	[2,3]	2,650,030	2,589,848
American Money Management Corp., Series 2013-13A, Class A1L (Cayman Islands)
1.73%	01/24/26	[2,3,4]	21,500,000	21,480,908
American Money Management Corp., Series 2014-14A, Class A1L (Cayman Islands)
1.73%	07/27/26	[2,3,4]	24,485,000	24,483,554
American Money Management Corp., Series 2014-15A, Class A1 (Cayman Islands)
1.77%	12/09/26	[2,3,4]	52,200,000	52,262,032
American Money Management Corp., Series 2015-16A, Class A1 (Cayman Islands)
1.77%	04/14/27	[2,3,4]	80,380,000	80,420,351
Amur Finance IA LLC/Jet Midwest, Series 2014-1, Class A
11.00%	12/17/17	3,†	9,957,772	9,559,455
ARES XXVI CLO Ltd., Series 2013-1A, Class A (Cayman Islands)
1.38%	04/15/25	[2,3,4]	9,480,000	9,377,787
Avery Point CLO Ltd., Series 2014-1A, Class A (Cayman Islands)
1.80%	04/25/26	[2,3,4]	8,000,000	8,006,174
Babcock & Brown Air Funding I Ltd., Series 2007-1A, Class G1 (Bermuda)
0.49%	11/14/33	[2,3,4]	836,283	710,840
Babson CLO Ltd., Series 2013-IA, Class A (Cayman Islands)
1.38%	04/20/25	[2,3,4]	19,800,000	19,593,387
Babson CLO Ltd., Series 2014-3A, Class A (Cayman Islands)
1.73%	01/15/26	[2,3,4]	26,250,000	26,258,888
Babson CLO Ltd., Series 2015-IA, Class A (Cayman Islands)
1.71%	04/20/27	[2,3,4]	74,000,000	74,020,502
Ballyrock CLO LLC, Series 2014-1, Class A1 (Cayman Islands)
1.76%	10/20/26	[2,3,4]	91,100,000	91,195,418
Bayview Commercial Asset Trust, Series 2004-3, Class A1
0.55%	01/25/35	[2,3]	3,370,753	3,135,073

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Bayview Commercial Asset Trust, Series 2005-1A, Class A1
0.48%	04/25/35	[2,3]	$7,731,103	$7,126,159
Bayview Commercial Asset Trust, Series 2006-4A, Class A1
0.41%	12/25/36	[2,3]	194,916	172,830
Bayview Commercial Asset Trust, Series 2007-1, Class A1
0.40%	03/25/37	[2,3]	8,092,521	7,179,505
Bayview Commercial Asset Trust, Series 2007-3, Class A1
0.42%	07/25/37	[2,3]	2,051,844	1,779,151
Betony CLO Ltd., Series 2015-1A, Class A (Cayman Islands)
1.82%	04/15/27	[2,3,4]	40,758,000	40,790,749
BlueMountain CLO Ltd., Series 2012-2A, Class A1 (Cayman Islands)
1.59%	11/20/24	[2,3,4]	40,500,000	40,501,334
BlueMountain CLO Ltd., Series 2014-1A, Class A (Cayman Islands)
1.80%	04/30/26	[2,3,4]	9,250,000	9,254,625
Brazos Higher Education Authority, Inc., Series 2003 I, Class A3
0.01%	09/26/22	[2]	29,798	29,703
Brazos Higher Education Authority, Inc., Series 2005-1, Class 1A4
0.01%	03/26/29	[2]	10,000,000	9,822,800
Brazos Higher Education Authority, Inc., Series 2010-1, Class A2
1.48%	02/25/35	[2]	13,355,000	13,624,696
Brazos Higher Education Authority, Inc., Series 2011-1, Class A3
1.31%	11/25/33	[2]	16,050,000	16,297,598
Brazos Higher Education Authority, Inc., Series 2011-2, Class A2
1.13%	07/25/29	[2]	3,113,807	3,129,354
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
1.28%	10/27/36	[2]	24,411,000	24,636,066
Brazos Higher Education Authority, Inc., Series 2012-1, Class A1
0.88%	12/26/35	[2]	43,761	43,430
CAL Funding II Ltd., Series 2012-1A, Class A (Bermuda)
3.47%	10/25/27	[3,4]	183,333	185,669
Cent CLO LP, Series 2104-21A, Class A1B (Cayman Islands)
1.67%	07/27/26	[2,3,4]	49,675,000	49,446,545
CIFC Funding Ltd., Series 2012-2A, Class A1R (Cayman Islands)
1.63%	12/05/24	[2,3,4]	53,045,000	53,046,005
CIT Education Loan Trust, Series 2007-1, Class A
0.36%	03/25/42	[2,3]	32,489,578	30,356,573

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 41

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
CIT Education Loan Trust, Series 2007-1, Class B
0.57%	06/25/42	[2,3]	$22,798,063	$20,582,828
Clear Creek CLO Ltd., Series 2015-1A, Class A (Cayman Islands)
1.71%	04/20/27	[2,3,4]	26,550,000	26,563,337
College Loan Corp. Trust, Series 2005-2, Class B
0.77%	01/15/37	[2]	5,036,135	4,562,141
Dryden 37 Senior Loan Fund, Series 2015-37A, Class A (Cayman Islands)
1.82%	04/15/27	[2,3,4]	44,367,500	44,402,672
Dryden XXV Senior Loan Fund, Series 2012-25A, Class A (Cayman Islands)
1.66%	01/15/25	[2,3,4]	24,100,000	24,079,202
Eaton Vance CLO Ltd., Series 2014-1A, Class A (Cayman Islands)
1.73%	07/15/26	[2,3,4]	48,665,000	48,666,066
Education Loan Asset-Backed Trust, Series 2013-1A, Class A2
0.98%	04/26/32	[2,3]	12,750,000	12,746,455
Educational Funding of the South, Inc., Series 2011-1, Class A2
0.93%	04/25/35	[2]	95,417	95,362
Educational Funding of the South, Inc., Series 2012-1, Class A
1.23%	03/25/36	[2]	32,031,235	32,340,994
EFS Volunteer No. 2 LLC, Series 2012-1, Class A2
1.53%	03/25/36	[2],3	16,085,000	16,396,981
Flagship CLO, Series 2014-8A, Class A (Cayman Islands)
1.84%	01/16/26	[2,3,4]	114,760,000	114,779,251
Flatiron CLO Ltd., Series 2014-1A, Class A1 (Cayman Islands)
1.65%	07/17/26	[2,3,4]	26,383,000	26,340,418
Ford Credit Auto Owner Trust, Series 2012-C, Class A4
0.79%	11/15/17		155,000	155,134
GCO Education Loan Funding Trust, Series 2006-1, Class A11L
0.51%	05/25/36	[2]	25,000,000	23,133,982
GE Business Loan Trust, Series 2004-2A, Class A
0.41%	12/15/32	[2,3]	4,807,299	4,643,187
GE Business Loan Trust, Series 2005-1A, Class A3
0.44%	06/15/33	[2,3]	7,390,474	7,171,428
GE Business Loan Trust, Series 2005-2A, Class A
0.43%	11/15/33	[2,3]	18,030,870	17,484,552
Global SC Finance SRL, Series 2014-1A, Class A2 (Barbados)
3.09%	07/17/24	[3,4]	80,882,542	80,760,073

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Goal Capital Funding Trust, Series 2005-2, Class A3
0.45%	05/28/30	[2]	$26,266,698	$25,978,463
Goal Capital Funding Trust, Series 2005-2, Class B
0.81%	11/25/44	[2]	14,467,350	13,520,426
Goal Capital Funding Trust, Series 2006-1, Class B
0.73%	08/25/42	[2]	4,103,436	3,780,336
Goal Capital Funding Trust, Series 2015-1, Class A
0.83%	09/25/41	[2,3]	186,658,834	184,386,412
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A (Cayman Islands)
1.43%	04/25/25	[2,3,4]	24,680,000	24,412,222
J.G. Wentworth XXX LLC, Series 2013-3A, Class A
4.08%	01/17/73	[3]	1,003,854	1,038,710
J.G. Wentworth XXXII LLC, Series 2014-2A, Class A
3.61%	01/17/73	[3]	61,211,237	61,700,731
Limerock CLO, Series 2014-3A, Class A1 (Cayman Islands)
1.76%	10/20/26	[2,3,4]	90,000,000	90,012,717
Magnetite XII CLO Ltd., Series 2015-12A, Class A (Cayman Islands)
1.82%	04/15/27	[2,3,4]	13,437,700	13,448,883
Magnetite XII Ltd., Series 2014-11A, Class A1 (Cayman Islands)
1.73%	01/18/27	[2,3,4]	35,425,000	35,431,653
National Collegiate Student Loan Trust, Series 2006-1, Class A3
0.37%	05/25/26	[2]	2,389,704	2,382,084
National Collegiate Student Loan Trust, Series 2006-3, Class A3
0.33%	10/25/27	[2]	19,489,636	19,315,213
National Collegiate Student Loan Trust, Series 2006-4, Class A2
0.32%	12/27/27	[2]	1,659,407	1,643,693
Navient Student Loan Trust, Series 2014-1, Class A2
0.49%	03/27/23	[2]	2,750,000	2,746,793
Navient Student Loan Trust, Series 2014-1, Class A3
0.69%	06/25/31	[2]	1,175,000	1,170,339
Navient Student Loan Trust, Series 2014-2, Class A
0.82%	03/25/43	[2]	105,636,623	105,045,110
Navient Student Loan Trust, Series 2014-3, Class A
0.80%	03/25/43	[2]	108,494,873	107,826,273
Navient Student Loan Trust, Series 2014-4, Class A
0.80%	03/25/43	[2]	171,642,375	170,444,226

See accompanying notes to Schedule of Portfolio Investments.

42 / N-Q Report June 2015

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Series 2014-5, Class A
0.80%	03/25/43	[2]	$140,426,792	$139,570,820
Navient Student Loan Trust, Series 2014-6, Class A
0.79%	03/25/43	[2]	140,765,889	139,678,684
Navient Student Loan Trust, Series 2014-7, Class A
0.79%	03/25/43	[2]	141,139,736	140,008,148
Navient Student Loan Trust, Series 2015-1, Class A2
0.78%	04/25/40	[2]	199,400,000	199,766,417
Navient Student Loan Trust, Series 2015-2, Class A1
0.49%	11/25/24	[2]	36,518,880	36,533,636
Navient Student Loan Trust, Series 2015-2, Class A3
0.79%	11/26/40	[2]	98,255,000	98,416,595
Nelnet Education Loan Funding, Inc., Series 2004-1A, Class B1
1.06%	02/25/36	[2,3]	10,125,000	7,515,180
Nelnet Student Loan Trust, Series 2006-1, Class A6
0.73%	08/23/36	[2,3]	12,500,000	11,949,119
Nelnet Student Loan Trust, Series 2007-2A, Class A3L
0.62%	03/25/26	[2,3]	73,008,536	72,109,023
Nelnet Student Loan Trust, Series 2008-3, Class A4
1.93%	11/25/24	[2]	2,520,000	2,574,295
Nelnet Student Loan Trust, Series 2014-2A, Class A1
0.46%	06/25/21	[2,3]	7,233,461	7,233,287
Nelnet Student Loan Trust, Series 2014-3A, Class A
0.76%	06/25/41	[2,3]	44,493,873	43,817,744
Nelnet Student Loan Trust, Series 2014-5A, Class A
0.73%	07/25/41	[2,3]	133,430,161	130,866,434
Nelnet Student Loan Trust, Series 2015-1A, Class A
0.77%	04/25/41	[2,3]	244,453,251	243,758,723
Nelnet Student Loan Trust, Series 2015-2A, Class A2
0.78%	09/25/42	[2,3]	293,110,000	293,612,332
Nelnet Student Loan Trust, Series 2015-3A, Class A2
0.79%	02/26/46	[2,3]	9,240,000	9,138,439
Nelnet Student Loan Trust, Series 2015-3A, Class A3
1.09%	06/25/49	[2,3]	13,095,000	12,670,756
Nissan Auto Receivables Owner Trust, Series 2012-B, Class A4
0.66%	12/17/18		85,000	84,946

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
North Carolina State Education Authority, Series 2011-1, Class A3
1.13%	10/25/41	[2]	$24,545,000	$24,604,644
Northstar Education Finance, Inc., Series 2007-1, Class A2
1.03%	01/29/46	[2]	42,825,000	42,578,489
Northwoods Capital Corp., Series 2014-11A, Class A (Cayman Islands)
1.88%	04/15/25	[2,3,4]	10,000,000	10,002,511
Oak Hill Credit Partners, Series 2012-7A, Class A (Cayman Islands)
1.70%	11/20/23	[2,3,4]	11,950,000	11,950,143
Octagon Investment Partners XI Ltd., Series 2007-1X, Class A1B(Cayman Islands)
0.54%	08/25/21	[4]	7,403,684	7,203,703
Octagon Investment Partners XIX Ltd., Series 2014-1A, Class A (Cayman Islands)
1.80%	04/15/26	[2,3,4]	10,000,000	10,001,863
Panhandle-Plains Higher Education Authority, Inc., Series 2011-1, Class A3
1.22%	10/01/37	[2]	16,950,000	16,949,447
Panthera Aviation, Series 2013-1
10.00%	01/25/22	2,3,†	19,225,000	18,840,489
Panthera Aviation, Series 2013-2
10.00%	03/20/24	2,3,†	33,758,488	33,083,299
PHEAA Student Loan Trust, Series 2015-1A, Class A
0.83%	10/25/41	[2,3]	290,550,561	288,013,532
Race Point CLO Ltd., Series 2012-7A, Class A (Cayman Islands)
1.70%	11/08/24	[2,3,4]	59,075,000	59,073,768
Red River CLO Ltd., Series 2001A, Class A (Cayman Islands)
0.55%	07/27/18	[2,3,4]	4,721,176	4,682,237
Scholar Funding Trust, Series 2012-B, Class A2
1.29%	03/28/46	[2,3]	38,825,000	39,020,781
SLC Student Loan Trust I, Series 2002-2, Class B2
1.64%	07/01/42	[2,3]	24,150,000	18,473,615
SLC Student Loan Trust, Series 2005-3, Class B
0.52%	06/15/40	[2]	549,066	492,336
SLC Student Loan Trust, Series 2006-1, Class A6
0.45%	12/15/38		9,470,000	8,429,238
SLC Student Loan Trust, Series 2006-1, Class B
0.48%	03/15/39	[2]	147,016	131,830
SLC Student Loan Trust, Series 2006-2, Class A6
0.43%	09/15/39		16,000,000	14,344,471

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 43

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLC Student Loan Trust, Series 2008-1, Class A4A
1.87%	12/15/32	[2]	$27,300,000	$28,421,694
SLM Student Loan Trust, Series 2003-11, Class A5
0.32%	12/15/22	[2,3]	55,259,200	55,085,946
SLM Student Loan Trust, Series 2003-11, Class A6
1.02%	12/15/25	[2,3]	16,255,000	16,233,491
SLM Student Loan Trust, Series 2003-4, Class A5E
1.02%	03/15/33	[2,3]	9,318,226	9,321,981
SLM Student Loan Trust, Series 2004-1, Class A4
0.54%	10/27/25	[2]	2,810,000	2,749,938
SLM Student Loan Trust, Series 2004-10, Class A5A
0.68%	04/25/23	[2,3]	10,840,897	10,846,165
SLM Student Loan Trust, Series 2004-10, Class A5B
0.68%	04/25/23	[2,3]	5,643,923	5,646,666
SLM Student Loan Trust, Series 2004-5A, Class A5
0.86%	10/25/23	[2,3]	10,350,749	10,381,776
SLM Student Loan Trust, Series 2004-8, Class B
0.74%	01/25/40	[2]	1,875,151	1,714,346
SLM Student Loan Trust, Series 2004-8A, Class A5
0.78%	04/25/24	[2,3]	119,025,065	119,194,081
SLM Student Loan Trust, Series 2005-4, Class B
0.46%	07/25/40	[2]	13,164,598	11,885,105
SLM Student Loan Trust, Series 2005-5, Class A5
1.03%	10/25/40	[2]	60,000	59,729
SLM Student Loan Trust, Series 2005-6, Class B
0.57%	01/25/44	[2]	14,717,751	13,310,682
SLM Student Loan Trust, Series 2005-8, Class A4
1.03%	01/25/28	[2]	5,160,000	5,144,187
SLM Student Loan Trust, Series 2006-10, Class B
0.50%	03/25/44	[2]	17,935,116	15,563,663
SLM Student Loan Trust, Series 2006-2, Class A6
0.45%	01/25/41	[2]	42,655,000	39,038,538
SLM Student Loan Trust, Series 2006-5, Class A5
0.39%	01/25/27	[2]	120,422,000	119,303,009
SLM Student Loan Trust, Series 2006-7, Class A5
0.38%	01/27/25	[2]	36,580,000	36,342,920

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2006-8, Class A6
0.44%	01/25/41	[2]	$32,855,000	$29,956,762
SLM Student Loan Trust, Series 2006-9, Class A5
0.38%	01/26/26	[2]	4,000,000	3,945,010
SLM Student Loan Trust, Series 2007-1, Class A5
0.37%	01/26/26	[2]	22,150,000	21,888,608
SLM Student Loan Trust, Series 2007-1, Class B
0.50%	01/27/42	[2]	7,253,679	6,450,690
SLM Student Loan Trust, Series 2007-3, Class A4
0.34%	01/25/22	[2]	3,160,000	3,036,293
SLM Student Loan Trust, Series 2007-6, Class A4
0.66%	10/25/24	[2]	43,820,000	43,450,591
SLM Student Loan Trust, Series 2007-6, Class B
1.13%	04/27/43	[2]	6,785,947	6,166,153
SLM Student Loan Trust, Series 2008-2, Class B
1.48%	01/25/29	[2]	38,874,000	36,445,745
SLM Student Loan Trust, Series 2008-3, Class A3
1.28%	10/25/21	[2]	40,000	40,561
SLM Student Loan Trust, Series 2008-3, Class B
1.48%	04/25/29	[2]	1,750,000	1,634,278
SLM Student Loan Trust, Series 2008-4, Class A4
1.93%	07/25/22	[2]	4,203,000	4,374,823
SLM Student Loan Trust, Series 2008-4, Class B
2.13%	04/25/29	[2]	4,384,000	4,278,569
SLM Student Loan Trust, Series 2008-5, Class A4
1.98%	07/25/23	[2]	34,509,000	35,772,167
SLM Student Loan Trust, Series 2008-5, Class B
2.13%	07/25/29	[2]	32,444,000	32,464,797
SLM Student Loan Trust, Series 2008-6, Class B
2.13%	07/25/29	[2]	31,644,000	31,661,121
SLM Student Loan Trust, Series 2008-7, Class B
2.13%	07/25/29	[2]	17,346,000	17,466,260
SLM Student Loan Trust, Series 2008-8, Class A4
1.78%	04/25/23	[2]	6,480,000	6,586,291
SLM Student Loan Trust, Series 2008-8, Class B
2.53%	10/25/29	[2]	525,000	541,265

See accompanying notes to Schedule of Portfolio Investments.

44 / N-Q Report June 2015

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-9, Class A
1.78%	04/25/23	[2]	$266,882,084	$274,054,673
SLM Student Loan Trust, Series 2008-9, Class B
2.53%	10/25/29	[2]	31,600,000	32,485,317
SLM Student Loan Trust, Series 2009-3, Class A
0.93%	01/25/45	[2,3]	283,818,312	284,749,520
SLM Student Loan Trust, Series 2012-1, Class A2
0.63%	11/25/20	[2]	28,978,954	29,023,350
SLM Student Loan Trust, Series 2012-2, Class A
0.88%	01/25/29	[2]	25,025,520	25,132,266
SLM Student Loan Trust, Series 2012-3, Class A
0.83%	12/26/25	[2]	56,152,363	56,109,126
SLM Student Loan Trust, Series 2012-6, Class A2
0.46%	09/25/19	[2]	28,832,908	28,820,166
SLM Student Loan Trust, Series 2012-7, Class A2
0.46%	09/25/19	[2]	7,357,630	7,353,414
SLM Student Loan Trust, Series 2013-3, Class A2
0.48%	05/26/20	[2]	14,008,782	14,000,832
SLM Student Loan Trust, Series 2013-6, Class A3
0.83%	06/26/28	[2]	31,570,000	31,429,266
SLM Student Loan Trust, Series 2014-2, Class A2
0.53%	10/25/21	[2]	29,660,000	29,507,944
SoFi Professional Loan Program LLC, Series 2014-A, Class A1
1.78%	06/25/25	[2,3]	10,928,580	11,068,194
South Carolina Student Loan Corp., Series 2005, Class A2
0.40%	12/01/20	[2]	9,463	9,454
South Carolina Student Loan Corp., Series 2006-1, Class A2
0.01%	12/01/22	[2]	22,077,217	21,983,465
Spirit Master Funding LLC, Series 2014-1A, Class A1
5.05%	07/20/40	[3]	14,013,810	14,714,501
Spirit Master Funding LLC, Series 2014-2A, Class A
5.76%	03/20/42	[3]	8,064,078	8,759,604
TAL Advantage LLC, Series 2006-1, Class NOTE
0.37%	04/20/21	[2,3]	9,311,250	9,267,934

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Vermont Student Assistance Corp., Student Loan Asset-Backed Notes, Series 2012-1, Class A
0.01%	07/28/34	[2]	$8,409,954	$8,377,834
Voya CLO Ltd., Series 2015-1A, Class A1 (Cayman Islands)
1.76%	04/18/27	[2,3,4]	55,980,000	55,998,854

Total Asset-Backed Securities (Cost $6,026,520,304)				6,043,759,485

BANK LOANS — 0.17%*
Communications — 0.02%
Intelsat Jackson Holdings SA, Term Loan B1, 1st Lien (Luxembourg)
3.75%	06/30/19	[2,4]	15,151,012	15,057,909

Energy — 0.01%
Drillships Financing Holding, Term Loan B1, 1st Lien
6.00%	03/31/21	[2]	3,095,989	2,541,280

Finance — 0.07%
ILFC AIG, Term Loan B, 1st Lien
3.50%	02/27/21	[2]	49,009,581	48,997,329

Health Care — 0.04%
HCA, Inc., Term Loan B4, 1st Lien
3.03%	05/01/18	[2]	15,659,229	15,675,280
Valeant Pharmaceuticals International, Inc., Term Loan B, 1st Lien (Canada)
3.50%	05/30/20	[2]	10,828,274	10,799,958

				26,475,238

Services — 0.03%
AABS Ltd., Term Loan, Series 2013-1, Class A (STEP) (Bermuda)
4.72%	01/15/38	[2,4]	17,297,526	17,902,940

Total Bank Loans (Cost $111,034,113)				110,974,696

CORPORATES — 16.53%*
Automotive — 0.15%

Ford Motor Credit Co. LLC (WI)
3.98%	06/15/16		4,150,000	4,248,629
4.21%	04/15/16		6,100,000	6,240,148

General Motors Co.
5.00%	04/01/35		34,825,000	34,292,526
5.20%	04/01/45		14,225,000	14,141,926

General Motors Financial Co., Inc.
3.45%	04/10/22		25,017,000	24,571,385

ZF North America Capital, Inc.
4.50%	04/29/22	[3]	9,925,000	9,771,659

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 45

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Automotive (continued)
4.75%	04/29/25	[3]	$5,000,000	$4,856,250

				98,122,523

Banking — 3.27%

Bank of America Corp.
1.50%	10/09/15		12,115,000	12,135,589
4.00%	04/01/24		4,800,000	4,893,326
5.63%	10/14/16		12,690,000	13,402,797
5.63%	07/01/20		36,593,000	41,287,772
5.75%	12/01/17		37,170,000	40,515,151
6.50%	08/01/16		19,719,000	20,806,503

Bank of America Corp. (MTN)
0.93%	12/01/26	[2]	14,400,000	12,540,197
1.70%	08/25/17		2,500,000	2,504,169
2.00%	01/11/18		50,000	50,194
5.00%	05/13/21		15,455,000	16,987,657
5.00%	01/21/44		10,000,000	10,430,883
8.68%	05/02/17	[2]	5,800,000	6,032,000
8.95%	05/18/17	[2]	5,990,000	6,259,550
9.57%	06/06/17	[2]	12,113,000	12,809,497

Bank of America Corp., Series L (MTN)
5.65%	05/01/18		28,375,000	31,193,370

Bank of America N.A. (BKNT)
0.57%	06/15/16	[2]	24,645,000	24,553,758
0.59%	06/15/17	[2]	51,120,000	50,758,888
5.30%	03/15/17		97,912,000	103,730,225
6.00%	06/15/16		39,640,000	41,372,228
6.10%	06/15/17		83,241,000	90,176,915

Bank One Corp. (STEP)
8.53%	03/01/19		1,810,000	2,155,664

Barclays Bank PLC (United Kingdom)
5.00%	09/22/16	[4]	110,000	115,192

Capital One Bank USA NA
2.40%	09/05/19		17,050,000	16,928,595

Capital One Bank USA NA (BKNT)
1.15%	11/21/16		6,250,000	6,227,651
2.15%	11/21/18		11,602,000	11,551,367
2.25%	02/13/19		30,712,000	30,584,023

Capital One Financial Co.
1.00%	11/06/15		23,055,000	23,048,268

Credit Suisse USA, Inc.
5.13%	08/15/15		15,000	15,081

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Credit Suisse/New York (MTN) (Switzerland)
0.59%	03/11/16	[2,4]	$7,610,000	$7,607,930
3.63%	09/09/24	[4]	6,500,000	6,472,625

Credit Suisse/New York (Switzerland)
0.97%	01/29/18	[2,4]	64,525,000	64,383,335
3.00%	10/29/21	[4]	32,450,000	32,124,575
6.00%	02/15/18	[4]	18,692,000	20,526,956

Credit Suisse/New York (YCD) (Switzerland)
0.60%	08/24/15	[2,4]	105,983,000	105,983,212
0.65%	01/28/16	[2,4]	7,875,000	7,877,024

Discover Bank
2.00%	02/21/18		8,900,000	8,873,788

Discover Bank (BKNT)
3.10%	06/04/20		47,050,000	47,018,524

First Chicago NBD Institutional Capital I
0.83%	02/01/27	[2]	6,455,000	5,643,955

HBOS PLC (United Kingdom)
6.00%	11/01/33	[3,4]	3,500,000	3,816,271

HBOS PLC, Series G (MTN) (United Kingdom)
6.75%	05/21/18	[3,4]	110,294,000	122,419,116

JPMorgan Chase & Co.
1.23%	01/23/20	[2]	25,000,000	25,255,175
2.20%	10/22/19		52,150,000	51,713,218
2.60%	01/15/16		5,300,000	5,342,469
3.15%	07/05/16		3,804,000	3,882,851
3.63%	05/13/24		4,750,000	4,720,859
4.25%	10/15/20		9,525,000	10,206,761
4.35%	08/15/21		18,565,000	19,915,195
4.50%	01/24/22		320,000	343,078
4.63%	05/10/21		52,450,000	56,705,268
4.95%	06/01/45		16,210,000	15,816,770
5.60%	07/15/41		4,942,000	5,635,281
6.30%	04/23/19		170,000	194,343

JPMorgan Chase & Co., Series G (MTN)
1.10%	10/15/15		39,025,000	39,061,957

JPMorgan Chase Bank N.A.
0.62%	06/13/16	[2]	22,214,000	22,163,482

JPMorgan Chase Bank N.A. (BKNT)
5.88%	06/13/16		5,040,000	5,266,382
6.00%	07/05/17		1,678,000	1,825,367
6.00%	10/01/17		92,025,000	100,371,575

See accompanying notes to Schedule of Portfolio Investments.

46 / N-Q Report June 2015

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Lloyds Banking Group PLC (United Kingdom)
4.50%	11/04/24	[4]	$10,200,000	$10,193,089

Macquarie Bank Ltd. (Australia)
0.91%	10/27/17	[2,3,4]	91,445,000	91,661,908
1.60%	10/27/17	[3,4]	20,000,000	20,002,220
6.63%	04/07/21	[3,4]	4,728,000	5,422,113

Royal Bank of Scotland NV (Netherlands)
4.65%	06/04/18	[4]	20,000,000	20,731,490

Royal Bank of Scotland PLC (United Kingdom)
1.88%	03/31/17	[4]	82,319,000	81,954,615
2.55%	09/18/15	[4]	128,415,000	128,700,081
4.38%	03/16/16	[4]	14,009,000	14,331,095
5.13%	05/28/24	[4]	1,100,000	1,101,176
6.40%	10/21/19	[4]	23,175,000	25,923,161

UBS AG/Stamford CT (MTN) (Switzerland)
0.98%	03/26/18	[2,4]	80,250,000	80,325,315
1.80%	03/26/18	[4]	62,275,000	62,100,786

UBS AG/Stamford CT (Switzerland)
0.84%	06/01/17	[2,4]	33,900,000	33,817,962
1.38%	06/01/17	[4]	17,550,000	17,515,497

US Bank NA
2.28%	04/29/20	[2]	38,805,000	38,832,163

Wachovia Corp.
0.62%	10/28/15	[2]	13,165,000	13,158,839

Wells Fargo & Co.
1.50%	01/16/18		220,000	219,669
5.38%	11/02/43		22,731,000	24,392,409

Wells Fargo & Co. (MTN)
3.30%	09/09/24		46,810,000	46,190,837
4.65%	11/04/44		27,275,000	26,284,941

				2,177,093,218

Communications — 1.06%

Altice U.S. Finance I Corp.
5.38%	07/15/23	[3]	25,120,000	24,554,800

AT&T, Inc.
1.21%	06/30/20	[2]	16,863,000	16,948,816
2.45%	06/30/20		50,000,000	49,070,550
4.35%	06/15/45		13,810,000	11,846,287
4.50%	05/15/35		50,000,000	46,108,200
4.75%	05/15/46		42,590,000	38,905,369
4.80%	06/15/44		22,175,000	20,407,039

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Cablevision Systems Corp., Series B (WI)
8.63%	09/15/17		$913,000	$997,453

CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%	05/01/23	[3]	19,425,000	18,963,656
6.50%	04/30/21		10,032,000	10,514,790
7.00%	01/15/19		2,042,000	2,123,680

Comcast Corp.
4.40%	08/15/35		17,230,000	17,142,902
4.60%	08/15/45		7,800,000	7,738,821

CSC Holdings LLC
6.75%	11/15/21		10,506,000	11,110,095
8.63%	02/15/19		3,000,000	3,408,750

Intelsat Jackson Holdings SA (Luxembourg)
7.25%	10/15/20	[4]	80,020,000	79,619,900

Intelsat Jackson Holdings SA (WI) (Luxembourg)
7.50%	04/01/21	[4]	37,055,000	36,777,087

Sprint Nextel Corp.
9.00%	11/15/18	[3]	85,325,000	96,666,826

Verizon Communications, Inc.
3.00%	11/01/21		53,560,000	52,914,870
4.40%	11/01/34		22,675,000	21,057,978
4.52%	09/15/48	[3]	7,130,000	6,289,016
4.67%	03/15/55	[3]	6,800,000	5,940,269
4.86%	08/21/46		35,850,000	33,732,771
5.05%	03/15/34		3,610,000	3,631,979
5.15%	09/15/23		18,525,000	20,272,686
6.55%	09/15/43		22,580,000	26,481,824

Verizon Communications, Inc., Series FRN
0.68%	06/09/17	[2]	43,035,000	42,952,330

				706,178,744

Consumer Discretionary — 0.13%

Anheuser-Busch Inbev Finance, Inc.
3.70%	02/01/24		1,250,000	1,283,438

DS Services of America, Inc.
10.00%	09/01/21	[3]	23,460,000	27,565,500

Northwestern University
4.64%	12/01/44		955,000	1,033,073

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
6.88%	02/15/21		4,000,000	4,195,000

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 47

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Consumer Discretionary (continued)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (WI)
5.75%	10/15/20		$53,615,000	$55,156,431

				89,233,442

Electric — 1.29%

Alabama Power Capital Trust V
3.38%	10/01/42	[2]	290,000	282,047

American Transmission Systems, Inc.
5.00%	09/01/44	[3]	10,915,000	11,288,531

Appalachian Power Co.
4.45%	06/01/45		7,190,000	6,926,530

Berkshire Hathaway Energy Co.
3.50%	02/01/25		21,895,000	21,847,597
4.50%	02/01/45		35,360,000	34,939,640

Centerpoint Energy Houston Electric LLC
4.50%	04/01/44		3,475,000	3,584,949

Cleco Power LLC
6.65%	06/15/18		17,887,000	20,265,238

DPL, Inc.
6.50%	10/15/16		2,462,000	2,548,170

Duke Energy Carolinas LLC
3.75%	06/01/45		35,725,000	32,859,623
4.00%	09/30/42		6,945,000	6,618,800
4.25%	12/15/41		16,413,000	16,185,680

Duke Energy Indiana, Inc., Series UUU
4.20%	03/15/42		7,700,000	7,520,159

Duke Energy Indiana, Inc., Series WWW
4.90%	07/15/43		7,000,000	7,568,904

Duke Energy Progress, Inc.
4.10%	05/15/42		8,915,000	8,552,070
4.15%	12/01/44		10,900,000	10,480,644

Duquesne Light Holdings, Inc.
6.25%	08/15/35		42,000	46,627
6.40%	09/15/20	[3]	33,450,000	38,771,208

El Paso Electric Co.
5.00%	12/01/44		10,675,000	10,575,488

Entergy Corp.
4.00%	07/15/22		17,822,000	17,990,364

Entergy Gulf States Louisiana LLC (WI)
6.00%	05/01/18		17,500,000	19,493,425

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Entergy Texas, Inc.
7.13%	02/01/19		$35,000	$40,762

Exelon Corp.
1.55%	06/09/17		8,735,000	8,728,951

FirstEnergy Transmission LLC
4.35%	01/15/25	[3]	25,530,000	26,156,548
5.45%	07/15/44	[3]	63,750,000	65,713,277

Florida Power & Light Co.
3.80%	12/15/42		5,300,000	4,953,311

FPL Energy National Wind Portfolio LLC
6.13%	03/25/19	[3]	22,040	22,150

FPL Energy Wind Funding LLC
6.88%	06/27/17	[3]	229,742	230,891

Homer City Generation LP (PIK)
8.14%	10/01/19	[5]	15,745,396	16,001,259
8.73%	10/01/26	[6]	44,452,866	45,341,923

Ipalco Enterprises, Inc. (WI)
5.00%	05/01/18		7,500,000	7,940,625

Jersey Central Power & Light Co.
4.70%	04/01/24	[3]	9,798,000	10,294,171
6.40%	05/15/36		8,900,000	9,887,820

Kansas City Power & Light Co.
6.38%	03/01/18		4,320,000	4,840,258

Metropolitan Edison Co.
3.50%	03/15/23	[3]	11,725,000	11,660,351
4.00%	04/15/25	[3]	9,850,000	9,936,456

MidAmerican Energy Co.
4.40%	10/15/44		3,375,000	3,411,637
4.80%	09/15/43		11,300,000	12,132,624

Mirant Americas Generation LLC
8.50%	10/01/21		22,932,000	21,900,060
9.13%	05/01/31		20,514,000	19,180,590

Mirant Mid Atlantic Pass-Through Trust, Series B
9.13%	06/30/17		10,796,069	11,450,581

Mirant Mid Atlantic Pass-Through Trust, Series C
10.06%	12/30/28		8,836,850	9,720,535

Nevada Power Co.
5.45%	05/15/41		600,000	686,673

NextEra Energy Capital Holdings, Inc.
1.59%	06/01/17		12,940,000	12,977,714

See accompanying notes to Schedule of Portfolio Investments.

48 / N-Q Report June 2015

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Niagara Mohawk Power Corp.
3.51%	10/01/24	[3]	$6,000,000	$6,023,211

Northeast Utilities, Series H
3.15%	01/15/25		9,500,000	9,197,738

Oncor Electric Delivery Co. LLC
4.10%	06/01/22		16,683,000	17,660,824
5.25%	09/30/40		9,938,000	11,177,867
5.30%	06/01/42		24,358,000	27,234,826

PacifiCorp
3.35%	07/01/25		7,200,000	7,214,141

Pennsylvania Electric Co.
4.15%	04/15/25	[3]	3,390,000	3,427,745

Potomac Electric Power Co.
4.15%	03/15/43		50,000,000	48,331,000

Public Service Co. of New Hampshire
6.00%	05/01/18		5,000,000	5,574,795

Public Service Co. of New Mexico
5.35%	10/01/21		5,320,000	5,792,223
7.95%	05/15/18		41,187,000	48,103,451

Public Service Electric & Gas Co. (MTN)
3.65%	09/01/42		7,215,000	6,458,652

Public Service Electric & Gas Co., Series K
4.05%	05/01/45		15,770,000	15,088,973

PVNGS II Funding Corp., Inc.
8.00%	12/30/15		8,000	8,020

Southern California Edison Co., Series C
3.60%	02/01/45		11,375,000	10,147,490

Southern California Gas Co.
3.75%	09/15/42		7,650,000	6,969,230

Southwestern Electric Power Co.
6.20%	03/15/40		5,060,000	6,129,284

Southwestern Electric Power Co., Series J
3.90%	04/01/45		33,886,000	29,718,615

Tucson Electric Power Co.
3.85%	03/15/23		85,000	86,538

				855,899,484

Energy — 2.25%

Access Midstream Partners LP/ACMP Finance Corp.
4.88%	05/15/23		2,175,000	2,153,444

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Anadarko Petroleum Corp.
4.50%	07/15/44		$27,421,000	$25,312,051

Arch Coal, Inc.
7.00%	06/15/19		14,345,000	2,151,750

Boardwalk Pipelines LLC
4.95%	12/15/24		94,255,000	92,592,342
5.20%	06/01/18		10,819,000	11,310,945
5.75%	09/15/19		7,000,000	7,407,961

BP Capital Markets PLC (United Kingdom)
3.06%	03/17/22	[4]	8,560,000	8,532,424
3.51%	03/17/25	[4]	56,965,000	56,397,913
3.54%	11/04/24	[4]	23,633,000	23,422,170

Canadian Natural Resources Ltd. (Canada)
3.90%	02/01/25	[4]	10,630,000	10,523,870

Chesapeake Energy Corp.
5.75%	03/15/23		10,620,000	9,664,200
6.63%	08/15/20		30,825,000	30,208,500
6.88%	11/15/20		5,000,000	4,900,000

Continental Resources, Inc. (WI)
4.90%	06/01/44		16,805,000	14,104,012

Crestwood Midstream Partners LP/ Crestwood Midstream Finance Corp.
6.13%	03/01/22		6,225,000	6,380,625

Devon Energy Corp.
4.75%	05/15/42		11,800,000	11,351,081
5.00%	06/15/45		3,590,000	3,557,733

El Paso LLC, Series G (MTN)
7.80%	08/01/31		3,000,000	3,434,475

El Paso Pipeline Partners Operating Co. LLC
4.10%	11/15/15		46,175,000	46,659,422
5.00%	10/01/21		2,000,000	2,119,024

Energy Transfer Partners LP
3.30%	11/01/66	[2]	75,433,000	64,872,380
3.60%	02/01/23		38,070,000	36,111,070
4.65%	06/01/21		5,618,000	5,773,089
4.75%	01/15/26		16,500,000	16,362,324
5.15%	03/15/45		46,320,000	41,128,339
5.20%	02/01/22		5,543,000	5,811,470
5.50%	06/01/27		75,022,000	75,209,555
5.95%	10/01/43		52,360,000	51,491,086
6.13%	12/15/45		6,685,000	6,690,625

EnLink Midstream Partners LP
4.15%	06/01/25		17,325,000	16,902,322

See accompanying notes to Schedule of Portfolio Investments.
N-Q Report June 2015 / 49

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Enterprise Products Operating LLC
4.90%	05/15/46		$10,635,000	$10,070,260

Exxon Mobil Corp.
3.57%	03/06/45		28,084,000	25,489,460

Florida Gas Transmission Co. LLC
7.90%	05/15/19	[3]	19,050,000	22,407,401

MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.88%	12/01/24		9,105,000	8,968,425

Newfield Exploration Co.
5.38%	01/01/26		5,000,000	4,968,750
5.63%	07/01/24		46,879,000	47,757,981

NGPL Pipe Co. LLC
7.12%	12/15/17	[3]	17,310,000	17,829,300

Noble Energy, Inc.
5.05%	11/15/44		34,650,000	33,271,606

Panhandle Eastern Pipeline Co. LP
8.13%	06/01/19		2,392,000	2,798,643

QEP Resources, Inc.
6.88%	03/01/21		7,215,000	7,521,637

Rockies Express Pipeline LLC
5.63%	04/15/20	[3]	20,000,000	20,700,000
6.00%	01/15/19	[3]	38,849,000	40,840,011
6.85%	07/15/18	[3]	42,721,000	45,873,810

Ruby Pipeline LLC
6.00%	04/01/22	[3]	48,270,000	52,467,776

Sabine Pass Liquefaction LLC
5.63%	04/15/23		24,500,000	24,500,000
5.63%	03/01/25	[3]	22,830,000	22,687,312
5.75%	05/15/24		23,890,000	23,919,862

Sabine Pass LNG LP
7.50%	11/30/16		63,238,000	66,716,090
7.50%	11/30/16	[3]	19,273,000	20,333,015

Shell International Finance BV (Netherlands)
3.25%	05/11/25	[4]	65,565,000	65,136,861
4.38%	05/11/45	[4]	93,435,000	92,497,520
4.55%	08/12/43	[4]	4,075,000	4,129,422

Spectra Energy Partners LP
4.50%	03/15/45		43,788,000	38,939,596

TC PipeLines LP
4.38%	03/13/25		36,050,000	35,497,135

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Tennessee Gas Pipeline Co. LLC
7.63%	04/01/37		$40,000	$47,227
8.00%	02/01/16		25,955,000	26,933,919
8.38%	06/15/32		5,224,000	6,352,704

Texas Eastern Transmission LP
2.80%	10/15/22	[3]	22,278,000	20,929,435

Trans-Canada Pipelines Ltd. (Canada)
6.35%	05/15/67	[2,4]	85,000	80,962

Weatherford International Ltd. (Switzerland)
4.50%	04/15/22	[4]	220,000	206,890

Williams Cos., Inc.
4.55%	06/24/24		9,700,000	9,415,969
7.88%	09/01/21		5,881,000	6,912,180

				1,498,737,361

Finance — 3.64%

Alta Wind Holdings LLC
7.00%	06/30/35	[3]	13,350,657	15,620,469

Bear Stearns Cos. LLC
4.65%	07/02/18		4,330,000	4,677,712
7.25%	02/01/18		15,695,000	17,786,045

Chase Capital II, Series B
0.78%	02/01/27	[2]	23,335,000	20,010,183

Chase Capital III, Series C
0.83%	03/01/27	[2]	10,900,000	9,436,577

Chase Capital VI
0.90%	08/01/28	[2]	19,340,000	16,729,100

CIT Group, Inc.
4.25%	08/15/17		9,633,000	9,825,660
6.63%	04/01/18	[3]	6,627,000	7,049,471

Citigroup Capital III
7.63%	12/01/36		7,438,000	9,127,795

Citigroup, Inc.
0.77%	08/14/17	[2]	5,355,000	5,325,103
0.82%	03/10/17	[2]	4,345,000	4,331,413
0.83%	08/25/36	[2]	84,149,000	64,787,308
0.98%	11/24/17	[2]	46,230,000	46,231,895
1.24%	07/25/16	[2]	36,535,000	36,658,835
1.25%	01/15/16		55,815,000	55,923,457
1.30%	11/15/16		5,625,000	5,625,357
1.75%	05/01/18		17,650,000	17,578,201
2.50%	09/26/18		8,500,000	8,610,440

See accompanying notes to Schedule of Portfolio Investments.

50 / N-Q Report June 2015

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
4.50%	01/14/22		$265,000	$285,656
4.59%	12/15/15		8,083,000	8,221,114
5.30%	01/07/16		23,609,000	24,146,163
5.38%	08/09/20		8,425,000	9,429,926
5.50%	09/13/25		10,000,000	10,829,230
5.85%	08/02/16		155,000	162,828
6.00%	08/15/17		28,913,000	31,464,052
6.13%	11/21/17		10,055,000	11,066,402

Countrywide Capital III, Series B
8.05%	06/15/27		3,000,000	3,715,158

Credit Suisse Group Funding Guernsey Ltd. (United Kingdom)
3.75%	03/26/25	[3,4]	22,625,000	21,751,166

Discover Bank (BKNT)
3.20%	08/09/21		6,970,000	6,859,414
8.70%	11/18/19		3,676,000	4,498,709

Discover Financial Services
3.85%	11/21/22		10,899,000	10,838,805
5.20%	04/27/22		4,515,000	4,807,554

Ford Motor Credit Co. LLC
1.22%	01/09/18	[2]	45,075,000	45,147,390
1.70%	05/09/16		37,250,000	37,316,510
8.00%	12/15/16		82,207,000	89,570,014

Ford Motor Credit Co. LLC, Series FRN
1.53%	05/09/16	[2]	10,525,000	10,587,634

General Electric Capital Corp.
4.63%	01/07/21		20,325,000	22,394,309
5.63%	05/01/18		295,000	327,134

General Electric Capital Corp. (MTN)
0.66%	05/05/26	[2]	57,410,000	54,611,900
0.75%	08/15/36	[2]	13,220,000	12,024,621
4.38%	09/16/20		30,715,000	33,449,341
5.00%	01/08/16		250,000	255,784
5.38%	10/20/16		3,803,000	4,022,819
5.88%	01/14/38		26,495,000	31,761,226

General Electric Capital Corp., Series A (MTN)
6.75%	03/15/32		13,915,000	18,094,635

General Electric Capital Corp., Series G (MTN)
3.10%	01/09/23		64,159,000	64,046,016
6.15%	08/07/37		14,393,000	17,931,433
6.88%	01/10/39		21,257,000	28,632,754

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
General Motors Financial Co., Inc.
2.75%	05/15/16		$32,499,000	$32,844,302
4.00%	01/15/25		40,000,000	39,329,120
4.38%	09/25/21		10,000,000	10,372,098
4.75%	08/15/17		4,195,000	4,436,212

General Motors Financial Co., Inc., Series 3YR
3.00%	09/25/17		52,050,000	53,091,000

Goldman Sachs Group, Inc.
0.73%	03/22/16	[2]	1,325,000	1,324,385
0.95%	05/22/17	[2]	19,100,000	19,108,576
1.44%	04/23/20	[2]	26,625,000	26,856,717
2.38%	01/22/18		38,810,000	39,381,303
3.63%	02/07/16		23,485,000	23,863,003
5.15%	05/22/45		2,700,000	2,608,504
5.25%	07/27/21		37,200,000	41,399,080
5.35%	01/15/16		66,275,000	67,875,419
5.75%	10/01/16		3,600,000	3,800,997
5.95%	01/18/18		59,215,000	65,117,314
6.15%	04/01/18		31,176,000	34,677,221
6.25%	09/01/17		21,219,000	23,267,419
6.75%	10/01/37		9,500,000	11,177,291
7.50%	02/15/19		21,655,000	25,448,458

Goldman Sachs Group, Inc. (MTN)
1.09%	12/15/17	[2]	19,550,000	19,583,724
1.88%	11/29/23	[2]	110,660,000	112,555,788
3.85%	07/08/24		6,450,000	6,445,975

Goldman Sachs Group, Inc., Series 10YR
3.50%	01/23/25		17,575,000	17,007,591

Goldman Sachs Group, Inc., Series D
6.00%	06/15/20		9,510,000	10,971,102

Goldman Sachs Group, Inc., Series G (MTN)
5.38%	03/15/20		60,000	66,853

International Lease Finance Corp.
6.75%	09/01/16	[3]	61,375,000	64,676,975
7.13%	09/01/18	[3]	31,055,000	34,595,270

JPMorgan Chase Capital XIII, Series M
1.23%	09/30/34	[2]	4,238,000	3,597,002

JPMorgan Chase Capital XXI, Series U
1.23%	02/02/37	[2]	58,900,000	49,034,250

JPMorgan Chase Capital XXIII
1.27%	05/15/47	[2]	93,909,000	74,540,269

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 51

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
KKR Group Finance Co. III LLC
5.13%	06/01/44	[3]	$28,980,000	$27,846,013

Morgan Stanley
0.77%	10/15/15	[2]	5,730,000	5,735,100
1.02%	01/05/18	[2]	81,335,000	81,458,304
3.70%	10/23/24		15,900,000	15,827,250
3.80%	04/29/16		9,140,000	9,348,716
4.30%	01/27/45		50,600,000	47,515,540

Morgan Stanley (MTN)
0.73%	10/18/16	[2]	20,365,000	20,319,287
5.63%	09/23/19		17,950,000	20,112,859
5.75%	10/18/16		8,550,000	9,037,346
5.95%	12/28/17		30,835,000	33,906,135
6.25%	08/28/17		12,950,000	14,202,783
6.63%	04/01/18		57,670,000	64,733,595

Morgan Stanley, Series G (MTN)
2.38%	07/23/19		24,305,000	24,149,159
5.45%	01/09/17		13,515,000	14,320,744
5.50%	07/24/20		35,400,000	39,726,694
7.30%	05/13/19		6,130,000	7,215,519

Pipeline Funding Co. LLC
7.50%	01/15/30	[3]	18,725,000	22,728,433

Raymond James Financial, Inc.
8.60%	08/15/19		8,453,000	10,339,659

Reckson Operating Partnership LP
5.00%	08/15/18		32,289,000	34,622,219

ZFS Finance USA Trust II
6.45%	12/15/65	[2,3]	25,896,000	26,478,660

				2,422,261,951

Food — 0.11%

HJ Heinz Co.
1.60%	06/30/17	[3]	58,685,000	58,719,565
5.20%	07/15/45	[3]	13,222,000	13,570,420

				72,289,985

Health Care — 1.07%

AbbVie, Inc.
1.80%	05/14/18		69,585,000	69,428,573

Actavis Funding SCS (Luxembourg)
3.45%	03/15/22	[4]	5,200,000	5,158,379
3.80%	03/15/25	[4]	82,800,000	81,499,543
4.75%	03/15/45	[4]	15,490,000	14,804,552

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Amgen, Inc.
4.40%	05/01/45		$4,300,000	$3,978,240

Baylor Scott & White Holdings
4.19%	11/15/45		44,310,000	41,371,542

Catholic Health Initiatives
2.95%	11/01/22		24,505,000	23,984,649

CHS/Community Health Systems, Inc.
5.13%	08/15/18		7,475,000	7,680,563
5.13%	08/01/21		7,910,000	8,078,088
7.13%	07/15/20		8,747,000	9,289,314
8.00%	11/15/19		8,125,000	8,602,344

DaVita HealthCare Partners, Inc.
5.00%	05/01/25		19,683,000	19,006,397
5.13%	07/15/24		1,785,000	1,762,687
5.75%	08/15/22		16,375,000	17,418,906

Fresenius Medical Care U.S. Finance II, Inc.
4.13%	10/15/20	[3]	7,865,000	7,953,481
6.50%	09/15/18	[3]	6,024,000	6,656,520

HCA, Inc.
4.25%	10/15/19		9,790,000	10,034,750
4.75%	05/01/23		10,175,000	10,302,187
5.00%	03/15/24		12,935,000	13,193,700
5.25%	04/15/25		34,600,000	36,113,750
5.38%	02/01/25		6,490,000	6,612,012
5.88%	03/15/22		4,921,000	5,363,890
6.50%	02/15/20		11,100,000	12,432,000

Medtronic, Inc.
1.09%	03/15/20	[2,3]	5,650,000	5,698,624
4.63%	03/15/45	[3]	5,000,000	5,070,883

Memorial Sloan-Kettering, Series 2015
4.20%	07/01/55		30,550,000	27,736,498

Merck & Co., Inc.
2.75%	02/10/25		19,900,000	19,064,071
3.70%	02/10/45		9,505,000	8,505,397

New York and Presbyterian Hospital
4.02%	08/01/45		75,235,000	68,854,809

North Shore Long Island Jewish Health Care, Inc.
4.80%	11/01/42		40,000	37,405
6.15%	11/01/43		27,975,000	32,447,209

NYU Hospitals Center, Series 13, Class A
5.75%	07/01/43		6,040,000	6,909,826

See accompanying notes to Schedule of Portfolio Investments.

52 / N-Q Report June 2015

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Providence Health & Services Obligated Group
0.93%	10/01/15	[2]	$2,350,000	$2,350,712

Roche Holdings, Inc.
3.35%	09/30/24	[3]	6,735,000	6,786,378

Tenet Healthcare Corp.
3.79%	06/15/20	[2,3]	2,000,000	2,020,000
4.50%	04/01/21		4,240,000	4,218,800
6.00%	10/01/20		12,333,000	13,180,894

Valeant Pharmaceuticals International, Inc. (Canada)
5.50%	03/01/23	[3,4]	6,572,000	6,621,290
5.63%	12/01/21	[3,4]	8,955,000	9,178,875
6.38%	10/15/20	[3,4]	4,400,000	4,644,750
6.75%	08/15/18	[3,4]	10,000,000	10,506,250
6.75%	08/15/21	[3,4]	20,000,000	20,900,000
7.25%	07/15/22	[3,4]	1,290,000	1,377,075

VRX Escrow Corp. (Canada)
5.38%	03/15/20	[3,4]	3,160,000	3,270,600

VRX/Valeant Pharmaceuticals Escrow Corp. (Canada)
5.88%	05/15/23	[3,4]	13,211,000	13,607,330
6.13%	04/15/25	[3,4]	14,980,000	15,411,424

				709,125,167

Industrials — 0.14%

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)
3.29%	12/15/19	[2,3,4]	11,400,000	11,129,250

General Electric Co.
4.50%	03/11/44		82,653,000	84,105,527

				95,234,777

Information Technology — 0.17%

Apple, Inc.
4.38%	05/13/45		17,230,000	16,978,003

Microsoft Corp.
3.75%	02/12/45		86,215,000	77,934,739

NXP BV/NXP Funding LLC (Netherlands)
4.13%	06/15/20	[3,4]	5,265,000	5,317,650
4.63%	06/15/22	[3,4]	10,900,000	10,777,375

Oracle Corp.
4.13%	05/15/45		4,800,000	4,462,123

				115,469,890

Insurance — 0.62%

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Insurance (continued)
Berkshire Hathaway Finance Corp.
4.30%	05/15/43		$7,200,000	$6,993,082
4.40%	05/15/42		57,751,000	56,335,985

Berkshire Hathaway, Inc.
4.50%	02/11/43		37,120,000	37,568,131

Farmers Exchange Capital
7.05%	07/15/28	[3]	10,634,000	12,918,236
7.20%	07/15/48	[3]	18,265,000	22,839,771

Farmers Exchange Capital II
6.15%	11/01/53	[2,3]	69,690,000	73,871,400

Farmers Exchange Capital III
5.45%	10/15/54	[2,3]	71,260,000	70,012,950

Metropolitan Life Global Funding I
1.50%	01/10/18	[3]	24,800,000	24,817,811
1.88%	06/22/18	[3]	23,650,000	23,792,386
3.88%	04/11/22	[3]	18,675,000	19,641,076

Nationwide Mutual Insurance Co.
2.58%	12/15/24	[2,3]	18,824,000	18,814,532

Pricoa Global Funding I
1.60%	05/29/18	[3]	24,825,000	24,729,374

Teachers Insurance & Annuity Association of America
4.38%	09/15/54	[2,3]	19,650,000	19,651,464

				411,986,198

Materials — 0.04%

Barrick Gold Corp. (WI) (Canada)
4.10%	05/01/23	[4]	1,215,000	1,174,808

Barrick North America Finance LLC
4.40%	05/30/21		5,000,000	5,123,855
5.75%	05/01/43		11,230,000	10,833,469

Barrick PD Australia Finance Pty Ltd. (Australia)
5.95%	10/15/39	[4]	7,080,000	6,854,923

				23,987,055

Real Estate Investment Trust (REIT) — 1.75%

Alexandria Real Estate Equities, Inc.
3.90%	06/15/23		25,677,000	25,643,492
4.60%	04/01/22		17,951,000	18,846,902

ARC Properties Operating Partnership LP/Clark Acquisition LLC
2.00%	02/06/17		122,995,000	119,535,766
3.00%	02/06/19		19,140,000	18,289,466

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 53

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
AvalonBay Communities, Inc., (MTN)
3.95%	01/15/21	$7,245,000	$7,635,571

Camden Property Trust
4.63%	06/15/21	600,000	649,536

CBL & Associates LP
4.60%	10/15/24	8,261,000	8,114,751

DDR Corp.
9.63%	03/15/16	12,685,000	13,417,062

ERP Operating LP
5.13%	03/15/16	70,000	72,016
5.75%	06/15/17	100,000	108,185

Essex Portfolio LP
5.50%	03/15/17	100,000	106,448

First Industrial LP (MTN)
7.50%	12/01/17	80,000	89,093

HCP, Inc.
2.63%	02/01/20	26,608,000	26,288,731
3.15%	08/01/22	12,660,000	12,223,806
3.40%	02/01/25	21,800,000	20,508,350
3.75%	02/01/16	30,882,000	31,346,481
3.75%	02/01/19	7,907,000	8,226,727
3.88%	08/15/24	24,650,000	24,179,259
4.20%	03/01/24	9,849,000	9,958,796
4.25%	11/15/23	32,075,000	32,483,219
5.38%	02/01/21	40,612,000	44,850,959
5.63%	05/01/17	1,508,000	1,617,862
6.00%	01/30/17	16,320,000	17,415,986

HCP, Inc. (MTN)
6.30%	09/15/16	41,812,000	44,162,378

Health Care REIT, Inc.
3.63%	03/15/16	10,630,000	10,796,833
3.75%	03/15/23	11,170,000	11,076,351
4.00%	06/01/25	25,700,000	25,416,349
4.13%	04/01/19	17,505,000	18,478,934
4.70%	09/15/17	28,088,000	29,898,131
4.95%	01/15/21	39,732,000	43,317,217
5.25%	01/15/22	28,770,000	31,441,539
6.13%	04/15/20	7,275,000	8,320,207
6.20%	06/01/16	24,371,000	25,430,021
6.50%	03/15/41	13,430,000	15,933,755

Healthcare Realty Trust, Inc.
5.75%	01/15/21	30,455,000	33,777,869

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Highwoods Realty LP
7.50%	04/15/18		$6,810,000	$7,795,305

Hospitality Properties Trust
6.30%	06/15/16		3,315,000	3,387,360

Kimco Realty Corp. (MTN)
5.78%	03/15/16		5,710,000	5,886,822

Mid-America Apartments LP
5.50%	10/01/15		11,289,000	11,409,725

Post Apartment Homes LP
4.75%	10/15/17		21,885,000	23,331,839

Regency Centers LP
5.88%	06/15/17		1,800,000	1,947,506

Scentre Group Trust 1/Scentre Group Trust 2 (Australia)
2.38%	11/05/19	[3,4]	25,950,000	25,893,491
2.38%	04/28/21	[3,4]	33,895,000	33,028,362

Simon Property Group LP
6.13%	05/30/18		1,290,000	1,450,015

SL Green Realty Corp.
4.50%	12/01/22		8,570,000	8,764,119
7.75%	03/15/20		38,473,000	45,897,558

Ventas Realty LP/Ventas Capital Corp.
2.00%	02/15/18		60,000	60,405
2.70%	04/01/20		26,673,000	26,623,388
3.13%	11/30/15		33,257,000	33,524,137
3.50%	02/01/25		27,105,000	26,105,666
4.38%	02/01/45		7,600,000	6,791,292
4.75%	06/01/21		29,956,000	32,579,347

WEA Finance LLC/Westfield UK & Europe Finance PLC
1.75%	09/15/17	[3]	30,335,000	30,436,154
2.70%	09/17/19	[3]	99,256,000	99,523,559

				1,164,094,098

Retail — 0.15%

Walgreens Boots Alliance, Inc.
0.73%	05/18/16	[2]	50,070,000	50,073,204

Wal-Mart Stores, Inc.
4.00%	04/11/43		4,600,000	4,400,043
4.30%	04/22/44		11,028,000	11,084,320
4.75%	10/02/43		27,225,000	29,058,563
5.25%	09/01/35		5,745,000	6,535,409

				101,151,539

Services — 0.14%

See accompanying notes to Schedule of Portfolio Investments.

54 / N-Q Report June 2015

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Services (continued)
Catholic Health Initiatives
4.35%	11/01/42		$77,295,000	$70,844,114

Trinity Health Credit Group
4.13%	12/01/45		22,192,000	20,606,384

				91,450,498

Transportation — 0.55%

America West Airlines Pass-Through Trust, Series 2001-1, Class G
7.10%	04/02/21		1,623,029	1,775,188

American Airlines Pass-Through Trust, Series 2011-1, Class A
5.25%	01/31/21		3,559,734	3,791,117

American Airlines Pass-Through Trust, Series 2013-1, Class A
4.00%	07/15/25		21,985,535	22,521,432

American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23		78,991,153	83,928,100

Autopistas Metropolitanas de Puerto Rico LLC
6.75%	06/30/35	[3]	2,415,000	2,046,713

Burlington Northern Santa Fe LLC
4.15%	04/01/45		42,555,000	39,472,933
4.90%	04/01/44		39,425,000	41,174,246

Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		1,306,314	1,367,548

Continental Airlines Pass-Through Trust, Series 1999-1, Class A
6.55%	08/02/20		1,757,596	1,923,469

Continental Airlines Pass-Through Trust, Series 1999-2 AMBC, Class C2
6.24%	03/15/20		81,431	87,793

Continental Airlines Pass-Through Trust, Series 1999-2, Class C2
7.26%	03/15/20		6,817,059	7,566,936

Continental Airlines Pass-Through Trust, Series 2000-2, Class A1
7.71%	10/02/22		1,722,791	1,907,991

Continental Airlines Pass-Through Trust, Series 2007, Class 1A
5.98%	04/19/22		10,506,591	11,609,783

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
Continental Airlines Pass-Through Trust, Series 2007, Class 1B
6.90%	04/19/22		$2,228,030	$2,367,282

Continental Airlines Pass-Through Trust, Series 2009, Class A2
7.25%	11/10/19		6,113,677	7,034,550

Delta Air Lines Pass-Through Trust, Series 2002, Class G1
6.72%	01/02/23		40,411,139	46,371,782

JetBlue Airways Pass-Through Trust, Series 2004-2, Class G2
0.72%	11/15/16	[2]	13,575,000	13,320,469

Northwest Airlines Pass-Through Trust, Series 2001-1, Class A1
7.04%	04/01/22		3,643,004	4,182,606

UAL Pass-Through Trust, Series 2009-1
10.40%	11/01/16		22,560	24,591

UAL Pass-Through Trust, Series 2009-2A
9.75%	01/15/17		13,662,230	14,840,598

US Airways Pass-Through Trust, Series 2010-1, Class A
6.25%	04/22/23		24,229,741	27,137,310

US Airways Pass-Through Trust, Series 2011-1, Class A
7.13%	10/22/23		4,589,089	5,329,080

US Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		21,748,448	24,439,818

				364,221,335

Total Corporates (Cost $10,991,771,657)				10,996,537,265

MORTGAGE-BACKED — 43.27%**
Commercial Mortgage-Backed — 3.98%
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4
5.41%	09/10/47		32,736,576	33,674,528
Banc of America Large Loan Trust, Series 2009-FDG, Class A
5.20%	01/25/42	[2,3]	35,781,466	37,533,389
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4
5.16%	09/10/47	[2]	47,626,161	47,842,944
Banc of America Re-REMIC Trust, Series 2009-UB2, Class A4AA
5.82%	02/24/51	[2,3]	23,698,550	24,627,834

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 55

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Banc of America Re-REMIC Trust, Series 2009-UB2, Class A4AB
5.88%	12/24/49	[2,3]	$24,239,872	$25,320,407
Banc of America Re-REMIC Trust, Series 2010-UB5, Class A4B
5.67%	02/17/51	[2,3]	25,000,000	26,202,145
Bayview Commercial Asset Trust, Series 2004-2, Class A
0.61%	08/25/34	[2,3]	599,702	573,095
Bayview Financial Mortgage Pass-Through Trust, Series 2005-D, Class AF3
5.50%	12/28/35	[2]	223,983	224,902
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-T20, Class A4A
5.26%	10/12/42	[2]	21,353,745	21,405,975
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class A4
5.77%	04/12/38	[2]	16,907,905	17,237,009
CD Commercial Mortgage Trust, Series 2007-CD4, Class A3
5.29%	12/11/49		6,462,994	6,512,591
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2
3.06%	12/15/47		52,871,179	54,160,443
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A2
1.77%	10/15/45		51,600,000	51,880,492
Commercial Mortgage Trust, Series 2010-C1, Class A1
3.16%	07/10/46	[3]	3,877,154	3,879,872
Commercial Mortgage Trust, Series 2012-9W57, Class A
2.36%	02/10/29	[3]	152,174,993	155,035,137
Commercial Mortgage Trust, Series 2012-CR2, Class A2
2.03%	08/15/45		34,958,000	35,435,177
Commercial Mortgage Trust, Series 2013-CR6, Class A2
2.12%	03/10/46		24,355,000	24,675,302
Commercial Mortgage Trust, Series 2013-LC6, Class A2
1.91%	01/10/46		20,000,000	20,176,809
Credit Suisse Mortgage Trust, Series 2007-C1, Class A1A
5.36%	02/15/40		50,540,494	52,880,140
Credit Suisse Mortgage Trust, Series 2007-C2, Class A1A
5.53%	01/15/49	[2]	165,695,242	173,663,692
Credit Suisse Mortgage Trust, Series 2007-C3, Class A1A1
5.89%	06/15/39	[2]	114,272	120,426

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Credit Suisse Mortgage Trust, Series 2007-C5, Class A1A
5.57%	09/15/40	[2]	$44,212,672	$47,276,953
DBUBS Mortgage Trust, Series 2011-LC1A, Class A2
4.53%	11/10/46	[3]	33,404,000	35,755,039
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2
3.64%	08/10/44		94,762,589	96,490,538
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A4
5.32%	11/10/45	[2]	27,459,151	27,530,586
GE Commercial Mortgage Corp., Series 2007-C1, Class A1A
5.48%	12/10/49	[2]	44,706,542	47,315,481
GMAC Commercial Mortgage Securities, Inc., Series 1998-C2, Class X (IO)
1.25%	05/15/35	[2,7]	7,856,627	183,519
GS Mortgage Securities Corp. II, Series 2011-GC5, Class A4
3.71%	08/10/44	[2]	107,315,000	113,698,504
GS Mortgage Securities Corp. II, Series 2012-GCJ9, Class A2
1.76%	11/10/45		15,000,000	15,095,407
GS Mortgage Securities Trust, Series 2010-C2, Class A1
3.85%	12/10/43	[3]	41,078,020	41,819,417
GS Mortgage Securities Trust, Series 2011-GC3, Class A2
3.65%	03/10/44	[3]	15,151,625	15,302,591
GS Mortgage Securities Trust, Series 2011-GC5, Class A2
3.00%	08/10/44		44,196,000	44,952,368
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A2
2.32%	05/10/45		20,000,000	20,323,294
GS Mortgage Securities Trust, Series 2013-GC16, Class A2
3.03%	11/10/46		23,000,000	23,840,481
GS Mortgage Securities Trust, Series 2014-3R, Class 2A
0.37%	09/26/36	[2,3]	24,179,316	23,467,293
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A2
2.42%	07/15/45		20,000,000	20,394,083
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB12, Class A4
4.90%	09/12/37		135,120	135,042
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4
5.42%	01/12/43	[2]	47,951,406	48,032,611

See accompanying notes to Schedule of Portfolio Investments.

56 / N-Q Report June 2015

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A4
5.41%	12/15/44	[2]	$7,076,652	$7,106,380
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4
5.55%	05/12/45		11,450,306	11,760,850
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB17, Class A4
5.43%	12/12/43		19,563,020	20,356,496
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A1A
5.26%	05/15/47		14,990,700	15,580,884
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3S
5.24%	05/15/47	[3]	2,009,289	2,010,868
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class A1
3.85%	06/15/43	[3]	1,592,214	1,590,952
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A1
2.75%	11/15/43	[3]	24,255,085	24,349,491
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C4, Class A2
3.34%	07/15/46	[3]	11,965,412	12,152,426
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-PLSD, Class A2
3.36%	11/13/44	[3]	90,518,000	93,084,647
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class A2
1.80%	10/15/45		31,150,000	31,382,083
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A2
1.68%	12/15/47		22,156,000	22,264,764
LB Commercial Mortgage Trust, Series 2007-C3, Class A1A
6.06%	07/15/44	[2]	27,446,646	29,627,965
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A4
5.86%	07/15/40	[2]	48,535,228	51,163,554
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A1A
5.39%	02/15/40		99,593,484	105,079,501

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class 2A3
5.62%	03/25/37	[2,3]	$9,010,585	$9,004,030
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class ASB
5.13%	12/12/49	[2]	4,331,287	4,364,459
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A
5.17%	12/12/49		22,087,673	23,038,990
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A2
1.97%	08/15/45		40,000,000	40,523,400
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A2
1.87%	11/15/45		73,000,000	73,668,771
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A3
2.51%	11/15/45		30,429,000	30,589,209
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A2
1.86%	02/15/46		18,650,000	18,762,404
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A2
1.97%	05/15/46		15,000,000	15,150,232
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A1A
5.83%	10/15/42	[2]	22,178,415	22,670,333
Morgan Stanley Capital I Trust, Series 2001-C3, Class A2
3.22%	08/15/49		26,248,547	26,797,312
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4
5.33%	12/15/43		76,799	79,938
Morgan Stanley Capital I Trust, Series 2007-HQ12, Class A1A
5.86%	04/12/49	[2]	77,237,494	80,437,598
Morgan Stanley Capital I Trust, Series 2007-HQ12, Class A3
5.86%	04/12/49	[2]	37,055,000	37,001,715
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2
2.11%	03/15/45		30,000,000	30,369,210
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A2
2.11%	05/10/63		113,401,843	115,439,107
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A2
1.85%	08/10/49		24,250,000	24,553,731
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A2
1.71%	12/10/45		17,992,000	18,080,647

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 57

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Wachovia Bank Commercial Mortgage Trust, Series 2006-AMN1, Class A3
0.42%	08/25/36	[2]	$31,618,288	$19,641,973
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2
4.39%	11/15/43	[3]	900,000	982,222
WF-RBS Commercial Mortgage Trust, Series 2010-C8, Class A3
3.00%	08/15/45		52,205,000	53,002,379
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2
3.79%	02/15/44	[3]	64,650,322	65,031,497
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A3
4.39%	06/15/44	[3]	2,550,000	2,732,285
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A4
3.67%	11/15/44		17,612,000	18,612,802
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class A2
3.43%	06/15/45		33,148,000	34,606,727
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2
2.03%	03/15/45		19,619,000	19,855,290

				2,647,182,638

Non-Agency Mortgage-Backed — 10.87%
Aames Mortgage Trust, Series 2002-1, Class A3 (STEP)
6.90%	06/25/32		68,604	66,837
ABFC Trust, Series 2005-HE1, Class M1
0.81%	03/25/35		24,967,875	24,458,156
Accredited Mortgage Loan Trust, Series 2006-2, Class A3
0.33%	09/25/36	[2]	26,846,176	26,641,235
Accredited Mortgage Loan Trust, Series 2007-1, Class A4
0.40%	02/25/37	[2]	46,125,000	38,219,069
ACE Securities Corp., Series 2006-ASP1, Class A1
0.42%	12/25/35	[2]	7,071,930	6,994,690
ACE Securities Corp., Series 2006-HE3, Class A2C
0.33%	06/25/36	[2]	4,606,134	3,296,875
Adjustable Rate Mortgage Trust, Series 2005-10, Class 6A1
0.72%	01/25/36	[2]	553,739	470,208
Adjustable Rate Mortgage Trust, Series 2005-11, Class 4A1
2.47%	02/25/36	[2]	86,395,170	62,423,215
Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21
0.41%	09/25/35	[2]	4,122,303	3,984,499

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Adjustable Rate Mortgage Trust, Series 2006-3, Class 4A32
0.38%	08/25/36	[2]	$42,863,402	$39,657,648
Aegis Asset-Backed Securities Trust, Series 2005-5, Class 1A3
0.45%	12/25/35	[2]	5,469,122	5,440,994
American Home Mortgage Assets, Series 2007-4, Class A2
0.37%	08/25/37	[2]	2,299,694	2,244,028
American Home Mortgage Investment Trust, Series 2004-3, Class 2A
1.86%	10/25/34	[2]	10,121,965	9,774,139
American Home Mortgage Investment Trust, Series 2006-1, Class 12A1
0.58%	03/25/46	[2]	2,553,147	2,149,356
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C
0.37%	05/25/47	[2]	87,412,369	64,301,500
Ameriquest Mortgage Securities, Inc., Series 2004-R10, Class A1
0.84%	11/25/34	[2]	61,013,046	59,135,126
Amresco Residential Securities Mortgage Loan Trust, Series 1998-1, Class A5 (STEP)
7.57%	10/25/27		96,668	101,141
Argent Securities, Inc., Series 2004-W6, Class AV2
1.08%	05/25/34	[2]	18,496,542	17,762,664
Argent Securities, Inc., Series 2005-W2, Class A1
0.44%	10/25/35	[2]	68,738,786	67,527,883
Argent Securities, Inc., Series 2005-W3, Class A1
0.44%	11/25/35	[2]	77,948,951	75,783,389
Asset-Backed Funding Certificates, Series 2006-OPT3, Class A3B
0.34%	11/25/36	[2]	30,598,029	16,973,920
Asset-Backed Funding Certificates, Series 2007-WMC1, Class A2B
1.18%	06/25/37	[2]	34,182,375	25,407,047
Asset-Backed Securities Corp. Home Equity, Series 2005-HE6, Class M2
0.69%	07/25/35	[2]	36,474	36,274
Asset-Backed Securities Corp. Home Equity, Series 2006-HE6, Class A5
0.41%	11/25/36	[2]	18,411,000	13,548,850
Banc of America Alternative Loan Trust, Series 2003-2, Class CB4
5.50%	04/25/33		1,512,409	1,559,776
Banc of America Funding Corp., Series 2003-2, Class 1A1
6.50%	06/25/32		32,027	34,131

See accompanying notes to Schedule of Portfolio Investments.

58 / N-Q Report June 2015

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Funding Corp., Series 2006-D, Class 3A1
2.82%	05/20/36	[2]	$13,175,358	$11,782,393
Banc of America Funding Corp., Series 2006-E, Class 2A1
2.73%	06/20/36	[2]	209,164	173,476
Banc of America Funding Corp., Series 2006-G, Class 2A1
0.40%	07/20/36	[2]	22,709,998	21,311,857
Banc of America Funding Corp., Series 2006-H, Class 3A1
2.80%	09/20/46	[2]	3,397,640	2,748,099
Banc of America Funding Corp., Series 2014-R8, Class A1
0.42%	06/26/36	[2,3]	22,286,730	21,564,129
Banc of America Funding Corp., Series 2015-R2, Class 1A1
0.32%	08/25/36	[2,3]	67,633,418	61,421,343
Banc of America Funding Corp., Series 2015-R2, Class 3A1
0.44%	04/25/37	[2,3]	48,831,871	47,585,868
Banc of America Funding Corp., Series 2015-R2, Class 7A1
0.47%	09/25/36	[2,3]	33,939,557	32,340,448
Banc of America Funding Corp., Series 2015-R2, Class 9A1
0.40%	03/25/37	[2,3]	21,280,131	20,542,306
Banc of America Funding Corp., Series 2015-R5, Class 1A1
0.31%	10/26/36	[2,3]	153,901,891	146,816,494
Banc of America Mortgage Securities, Inc., Series 2003-1, Class 3A1
2.68%	10/25/33	[2]	1,932,394	1,982,267
Banc of America Mortgage Securities, Inc., Series 2004-F, Class 1A1
2.51%	07/25/34	[2]	121,237	122,797
Banc of America Mortgage Securities, Inc., Series 2005-C, Class 2A2
2.57%	04/25/35	[2]	1,072,927	987,629
Banc of America Mortgage Securities, Inc., Series 2006-2, Class A2
6.00%	07/25/46	[2]	412,029	395,369
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A24
6.00%	03/25/37		2,044,521	1,872,972
Banc of America Mortgage Securities, Inc., Series 2007-3, Class 1A1
6.00%	09/25/37		1,123,289	1,028,605
Banco de Credito Y Securitizacion SA, Series 2001-1, Class AF (Argentina)[8]
8.00%	06/30/20	[3,4,7,9]	8,000	640

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
BCAP LLC Trust, Series 2011-RR3, Class 1A5
2.71%	05/27/37	[2,3]	$13,051,599	$13,002,173
BCAP LLC Trust, Series 2007-AA1, Class 2A1
0.36%	03/25/37	[2]	1,428,436	1,229,542
BCAP LLC Trust, Series 2007-AA2, Class 2A5
6.00%	04/25/37		537,597	459,128
BCAP LLC Trust, Series 2007-AA5, Class A1
0.83%	09/25/47	[2]	59,139,727	50,637,268
BCAP LLC Trust, Series 2009-RR10, Class 7A1
2.41%	10/26/35	[2,3]	10,398,688	10,624,178
BCAP LLC Trust, Series 2010-RR11, Class 3A2
2.71%	06/27/36	[2,3]	3,991,553	4,002,322
BCAP LLC Trust, Series 2011-RR2, Class 3A6
2.63%	11/21/35	[2,3]	18,365,506	17,353,614
BCAP LLC Trust, Series 2011-RR3, Class 5A3
2.50%	11/27/37	[2,3]	12,085,020	11,764,411
BCAP LLC Trust, Series 2011-RR4, Class 1A3
2.90%	03/26/36	[2,3]	17,429,936	17,095,360
BCAP LLC Trust, Series 2011-RR5, Class 1A3
2.45%	03/26/37	[2,3]	1,130,051	1,112,791
BCAP LLC Trust, Series 2011-RR5, Class 2A3
2.82%	06/26/37	[2,3]	6,839,392	6,863,761
BCAP LLC Trust, Series 2012-RR2, Class 5A1
3.50%	02/26/36	[2,3]	12,287,392	12,391,958
BCAP LLC Trust, Series 2015-RA1, Class 1A1
1.18%	09/11/38	[2,3]	185,477,456	174,653,149
BCAP LLC Trust, Series 2015-RR2, Class 26A1
2.62%	03/28/36	[2,3]	27,805,762	28,641,481
Bear Stearns ALT-A Trust, Series 2006-4, Class 32A1
2.67%	07/25/36	[2]	3,862,638	2,804,434
Bear Stearns ARM Trust, Series 2003-4, Class 3A1
2.35%	07/25/33	[2]	57,632	57,905
Bear Stearns ARM Trust, Series 2004-1, Class 13A2
2.72%	04/25/34	[2]	16,755	16,218

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 59

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Bear Stearns ARM Trust, Series 2004-10, Class 14A1
2.74%	01/25/35	[2]	$7,044,896	$6,900,328
Bear Stearns ARM Trust, Series 2006-4, Class 2A1
2.52%	10/25/36	[2]	1,452,138	1,292,694
Bear Stearns Asset-Backed Securities Trust, Series 2002-1, Class 1A5 (STEP)
6.89%	12/25/34		46,618	47,864
Bear Stearns Asset-Backed Securities Trust, Series 2003-AC7, Class A1 (STEP)
5.50%	01/25/34		1,383,115	1,435,198
Bear Stearns Asset-Backed Securities Trust, Series 2003-AC7, Class A2 (STEP)
5.75%	01/25/34		1,246,971	1,309,179
Bear Stearns Asset-Backed Securities Trust, Series 2005-AC5, Class 2A3
0.43%	08/25/20	[2]	3,736,650	2,807,495
Bear Stearns Asset-Backed Securities Trust, Series 2005-SD1, Class 1A3
0.58%	08/25/43	[2]	17,488	17,291
Bear Stearns Asset-Backed Securities Trust, Series 2005-TC2, Class A3
0.55%	08/25/35	[2]	1,491,774	1,491,240
Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 21A3
6.00%	03/25/36		2,441,070	2,200,817
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A1
0.36%	10/25/36	[2]	3,111,046	2,349,718
Bear Stearns Mortgage Funding Trust, Series 2007-AR4, Class 2A1
0.39%	06/25/37	[2]	315,724	256,912
BHN I Mortgage Fund, Series 1997-2, Class A1 (Argentina)[8]
1.46%	05/31/17	2,3,4,7,9,†	13,760	688
BHN I Mortgage Fund, Series 1997-2, Class A2 (Argentina)[8]
7.54%	05/31/17	3,4,7,9,†	2,500	125
BHN I Mortgage Fund, Series 2000-1, Class AF (Argentina)[8]
8.00%	01/31/20	3,4,7,9,†	6,000	2
Bombardier Capital Mortgage Securitization Corp., Series 2001-A, Class A
6.81%	12/15/30	[2]	12,979,099	13,439,454
Carrington Mortgage Loan Trust, Series 2006-NC1, Class A4
0.49%	01/25/36	[2]	36,750,000	30,558,911
CC Mortgage Funding Corp., Series 2004-1A, Class A1
0.46%	01/25/35	[2,3]	1,416,741	1,284,474

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Centex Home Equity Loan Trust, Series 2006-A, Class AV3
0.34%	06/25/36	[2]	$16,825,312	$16,775,341
Centex Home Equity Loan Trust, Series 2006-A, Class AV4
0.43%	06/25/36	[2]	27,500,000	25,119,588
Chase Mortgage Finance Corp., Series 2006-A1, Class 1A2
2.51%	09/25/36	[2]	2,000,803	1,724,222
Chase Mortgage Finance Corp., Series 2006-S3, Class 2A1
5.50%	11/25/21		3,051,556	2,561,601
Chase Mortgage Finance Corp., Series 2007-A2, Class 2A3
2.51%	07/25/37	[2]	5,940,767	6,024,999
Chaseflex Trust, Series 2005-2, Class 4A2
5.50%	05/25/20		5,921,909	5,751,364
Chaseflex Trust, Series 2006-2, Class A2B
0.38%	09/25/36	[2]	10,109,874	7,926,788
CIM Trust, Series 2015-1EC, Class A16
1.93%	04/25/55	[2,3]	199,117,872	199,156,700
CIT Mortgage Loan Trust, Series 2007-1, Class 2A2
1.43%	10/25/37	[2,3]	56,964	56,857
Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A12
5.00%	02/25/35		577,832	574,837
Citicorp Residential Mortgage Securities, Inc., Series 2006-2, Class A5 (STEP)
6.03%	09/25/36		525,000	537,936
Citicorp Residential Mortgage Securities, Inc., Series 2007-1, Class A5 (STEP)
5.88%	03/25/37		650,000	661,799
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
2.84%	02/25/34	[2]	283,375	278,492
Citigroup Mortgage Loan Trust, Inc., Series 2004-RR2, Class A2
2.60%	05/25/34	[2,3]	5,540,720	5,740,249
Citigroup Mortgage Loan Trust, Inc., Series 2005-5, Class 3A2A
2.52%	10/25/35	[2]	1,396,307	1,140,498
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 1A1
0.44%	11/25/35	[2]	340,594	246,702
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A
5.26%	06/25/36	[2]	12,129,281	11,453,604
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A2A
0.33%	08/25/36	[2]	27,879,364	27,230,068

See accompanying notes to Schedule of Portfolio Investments.

60 / N-Q Report June 2015

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust, Inc., Series 2007-6, Class 1A4A
2.13%	03/25/37	[2]	$1,058,793	$787,521
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1, Class A4
0.38%	01/25/37	[2]	173,000	164,013
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.36%	03/25/37	[2]	29,813,395	29,440,662
Citigroup Mortgage Loan Trust, Inc., Series 2010-7, Class 2A1
2.36%	02/25/35	[2,3]	340,381	345,721
Citigroup Mortgage Loan Trust, Inc., Series 2010-9, Class 2A1
2.50%	11/25/35	[2,3]	270,844	273,485
Citigroup Mortgage Loan Trust, Inc., Series 2012-3, Class 4A1
2.19%	11/25/36	[2,3]	3,420,732	3,448,597
Citigroup Mortgage Loan Trust, Inc., Series 2014-6, Class 3A2
2.71%	11/25/35	[2,3]	22,191,426	22,502,323
Citigroup Mortgage Loan Trust, Inc., Series 2015-2, Class 1A1
0.38%	06/25/47	[2,3]	50,193,584	46,600,778
Citigroup Mortgage Loan Trust, Inc., Series 2015-2, Class 4A1
0.84%	03/25/47	[2,3]	35,757,995	34,428,080
Collateralized Mortgage Obligation Trust, Series 57, Class D
9.90%	02/01/19		1,192	1,315
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	09/01/33		5,385,997	5,930,920
Conseco Finance, Series 2001-C, Class A5 (STEP)
7.29%	08/15/33		150,604	151,891
Conseco Finance, Series 2002-A, Class A5 (STEP)
7.55%	04/15/32		17,263	17,445
Conseco Finance, Series 2002-C, Class BF2
8.00%	06/15/32	[2,3]	410,464	447,553
Conseco Financial Corp., Series 1996-7, Class M1
7.70%	10/15/27	[2]	11,587,098	12,856,876
Conseco Financial Corp., Series 1998-2, Class A5
6.24%	12/01/28	[2]	90,383	93,469
Conseco Financial Corp., Series 1998-3, Class A6
6.76%	03/01/30	[2]	5,303,950	5,608,691

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Conseco Financial Corp., Series 1998-6, Class A8
6.66%	06/01/30		$6,939,523	$7,403,083
Countryplace Manufactured Housing Contract Trust, Series 2007-1, Class A4
5.85%	07/15/37	[2,3]	9,150,000	9,215,595
Countrywide Alternative Loan Trust, Series 2004-J6, Class 2A1
6.50%	11/25/31		15,206	16,177
Countrywide Alternative Loan Trust, Series 2005-27, Class 3A2
1.25%	08/25/35	[2]	6,700	4,768
Countrywide Alternative Loan Trust, Series 2005-84, Class 1A1
2.46%	02/25/36	[2]	146,741	111,042
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A19
0.68%	06/25/36	[2]	1,908,587	1,383,549
Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1
2.61%	02/25/37	[2]	4,362,790	3,899,837
Countrywide Alternative Loan Trust, Series 2006-OC5, Class 2A2A
0.35%	06/25/36	[2]	1,890,455	1,810,260
Countrywide Alternative Loan Trust, Series 2007-J1, Class 2A1
0.38%	03/25/37	[2]	1,016,547	494,061
Countrywide Asset-Backed Certificates, Series 2005-11, Class AF4
4.91%	02/25/36	[2]	7,000,000	6,839,921
Countrywide Asset-Backed Certificates, Series 2005-12, Class 2A5
5.25%	02/25/36	[2]	6,479,566	6,683,503
Countrywide Asset-Backed Certificates, Series 2005-13, Class AF4
4.95%	04/25/36	[2]	275,000	237,523
Countrywide Asset-Backed Certificates, Series 2005-16, Class 4AV4
0.53%	05/25/36	[2]	10,923,338	10,609,013
Countrywide Asset-Backed Certificates, Series 2005-17, Class 4A2A
0.44%	05/25/36	[2]	534,142	535,247
Countrywide Asset-Backed Certificates, Series 2005-2, Class M2
0.84%	08/25/35	[2]	4,625,800	4,655,653
Countrywide Asset-Backed Certificates, Series 2005-7, Class MV1
0.69%	11/25/35	[2]	537,477	538,142
Countrywide Asset-Backed Certificates, Series 2005-9, Class 5
0.58%	01/25/36	[2]	16,895,558	16,768,598

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 61

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Asset-Backed Certificates, Series 2007-13, Class 2A2
0.98%	10/25/47	[2]	$22,246,727	$20,191,419
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2001-HYB1, Class 1A1
2.14%	06/19/31	[2]	42,117	42,195
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-J8, Class 1A4
5.25%	09/25/23		248,739	258,411
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-14, Class 4A1
2.38%	08/25/34	[2]	2,449,629	2,411,002
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 1A1
0.51%	02/25/35	[2]	237,193	214,989
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-29, Class 3A1
2.20%	02/25/35	[2]	5,649,221	4,203,158
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB3, Class 1A
2.58%	06/20/34	[2]	100,056	99,931
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB4, Class 2A1
2.45%	09/20/34	[2]	3,183,852	3,058,979
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB7, Class 3A
2.38%	11/20/34	[2]	3,198,656	3,129,345
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 1A2
2.80%	04/25/35	[2]	1,942,442	1,746,565
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-31, Class 2A3
2.46%	01/25/36	[2]	474,991	436,455
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-4, Class 4A1
0.47%	02/25/35	[2]	113,455	96,004
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1A1
0.48%	05/25/35	[2]	7,818,073	6,742,134
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HY5, Class 1A1
2.66%	09/25/47	[2]	2,400,284	2,125,747

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HYB1, Class 1A1
2.84%	03/25/37	[2]	$2,121,219	$1,748,175
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A4
2.49%	08/25/33	[2]	33,884	33,806
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1
6.50%	02/25/34		65,155	69,451
Credit Suisse Mortgage Trust, Series 2004-AR5, Class 6A1
2.48%	06/25/34	[2]	435,375	438,172
Credit Suisse Mortgage Trust, Series 2006-2, Class 2A1
0.88%	03/25/36	[2]	6,626,297	3,994,193
Credit Suisse Mortgage Trust, Series 2007-2, Class 3A4
5.50%	03/25/37		5,051,477	4,769,327
Credit Suisse Mortgage Trust, Series 2009-14R, Class 2A1
5.00%	06/26/37	[3]	23,757,052	24,521,660
Credit Suisse Mortgage Trust, Series 2010-17R, Class 1A1
2.31%	06/26/36	[2,3]	1,564,545	1,591,495
Credit Suisse Mortgage Trust, Series 2011-12R, Class 1A1
1.02%	10/27/37	[2,3]	8,220,919	8,166,545
Credit Suisse Mortgage Trust, Series 2011-16R, Class 5A1
2.72%	09/27/35	[2,3]	7,285,935	7,232,136
Credit Suisse Mortgage Trust, Series 2014-10R, Class 3A1
1.94%	04/25/36	[2,3]	10,513,323	10,635,790
Credit Suisse Mortgage Trust, Series 2014-11R, Class 10A1
0.40%	05/27/37	[2,3]	19,982,313	19,016,322
Credit Suisse Mortgage Trust, Series 2014-12R, Class 1A1
1.93%	08/27/36	[2,3]	36,482,633	36,556,558
Credit Suisse Mortgage Trust, Series 2014-7R, Class 7A1
0.33%	08/27/36	[2,3]	31,698,474	31,118,579
Credit Suisse Mortgage Trust, Series 2014-CIM1, Class A1
1.93%	01/25/58	[2,3]	88,628,493	88,109,574
Credit Suisse Mortgage Trust, Series 2015-1R, Class 3A1
0.39%	05/27/36	[2,3]	77,656,756	72,727,773

See accompanying notes to Schedule of Portfolio Investments.

62 / N-Q Report June 2015

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse Mortgage Trust, Series 2015-1R, Class 5A1
2.48%	09/27/35	[2,3]	$22,132,789	$22,241,421
Credit Suisse Mortgage Trust, Series 2015-2R, Class 4A1
0.38%	06/27/47	[2,3]	61,076,722	56,791,347
Credit Suisse Mortgage Trust, Series 2015-6R, Class 2A1
0.38%	11/27/46	3,†	21,967,000	19,907,804
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB1, Class AF (STEP)
3.95%	01/25/33		25,124	25,412
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB4, Class M1
1.22%	03/25/33	[2]	6,039,880	5,763,483
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB5, Class M1
1.20%	11/25/33	[2]	44,431	42,503
Credit-Based Asset Servicing and Securitization LLC, Series 2005-FR3, Class M1
0.89%	04/25/35	[2]	738,274	733,974
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2 (STEP)
3.41%	01/25/36		10,820,269	8,121,043
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB6, Class A23
0.33%	07/25/36	[2]	25,605,016	22,475,136
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB8, Class A1
0.32%	10/25/36	[2]	28,088,593	21,991,150
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB8, Class A2B
0.29%	10/25/36	[2]	9,556,107	9,390,520
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A3
0.33%	11/25/36	[2]	39,089,966	22,401,209
Credit-Based Asset Servicing and Securitization LLC, Series 2007-BR1, Class A2A
0.29%	02/25/37	[2]	8,455,037	5,148,002
Credit-Based Asset Servicing and Securitization LLC, Series 2007-BR1, Class A2B
0.45%	02/25/37	[2]	41,406,145	25,781,951

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC, Series 2007-BR2, Class A2
0.41%	02/25/37	[2]	$67,561,821	$35,183,234
Credit-Based Asset Servicing and Securitization LLC, Series 2007-BR5, Class A2A
0.31%	05/25/37	[2]	26,651,508	18,943,012
Credit-Based Asset Servicing and Securitization LLC, Series 2007-BR5, Class A2C
0.53%	05/25/37	[2]	20,100,337	14,718,512
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF4 (STEP)
4.03%	01/25/37		9,009,633	5,169,581
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF5 (STEP)
4.03%	01/25/37		16,845,439	9,197,610
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2C (STEP)
4.54%	02/25/37		53,098,737	39,758,370
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2D (STEP)
4.54%	02/25/37		38,876,181	29,101,893
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2E (STEP)
4.54%	02/25/37		7,069,573	5,293,095
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A2
0.35%	04/25/37	[2]	43,013,258	30,244,772
Credit-Based Asset Servicing and Securitization LLC, Series 2007-NC1, Class A2B
0.33%	12/25/36	[2]	46,533,274	26,211,588
Credit-Based Asset Servicing and Securitization LLC, Series 2007-NC2, Class A2B
0.32%	01/25/37	[2]	27,584,412	19,414,043
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB7, Class A1
0.32%	10/25/36	[2]	82,446,344	56,194,109
CSAB Mortgage-Backed Trust, Series 2006-4, Class A6B (STEP)
5.78%	12/25/36	[7]	5,268,016	1,627,833
Deutsche ALT-A Securities Mortgage Loan Trust, Series 2006-AR3, Class A1
0.37%	08/25/36	[2]	8,395,562	6,885,099

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 63

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Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Deutsche ALT-A Securities Mortgage Loan Trust, Series 2006-AR4, Class A1
0.31%	12/25/36	[2]	$3,256,024	$2,061,516
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-3, Class 4A5
5.25%	06/25/35		25,373	25,863
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-6, Class 1A7
5.50%	12/25/35		867,208	707,834
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AR6, Class AR6
0.37%	02/25/37	[2]	1,687,588	1,265,995
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 2A1
2.85%	02/25/36	[2]	2,027,836	1,586,479
Deutsche Mortgage Securities, Inc., Series 2010-RS2, Class A3
3.78%	06/28/47	[2,3]	12,167,218	12,183,718
DSLA Mortgage Loan Trust, Series 2004-AR4, Class 2A1A
0.55%	01/19/45	[2]	4,688,690	3,884,325
DSLA Mortgage Loan Trust, Series 2005-AR1, Class 2A1A
0.44%	03/19/45	[2]	857,128	788,455
DSLA Mortgage Loan Trust, Series 2005-AR3, Class 2A1A
0.43%	07/19/45	[2]	423,549	387,195
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A
0.39%	10/19/36	[2]	29,051,477	23,704,350
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 2A1A
0.33%	04/19/48	[2]	17,225,321	14,415,079
Equifirst Mortgage Loan Trust, Series 2005-1, Class M1
0.81%	04/25/35	[2]	4,653,403	4,664,153
Equity One ABS, Inc., Series 1998-1, Class A2 (STEP)
7.48%	11/25/29		83,747	81,322
Equity One ABS, Inc., Series 2002-4, Class M1
5.22%	02/25/33	[2]	11,938	11,299
Equity One Mortgage Pass-Through Trust, Series 2002-5, Class M1 (STEP)
5.80%	11/25/32		108,963	110,954
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF4, Class M1
0.61%	05/25/35	[2]	3,223,124	3,210,274
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF18, Class A2B
0.29%	12/25/37	[2]	18,567,062	12,535,812

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF18, Class A2C
0.34%	12/25/37	[2]	$51,061,225	$34,714,995
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF18, Class A2D
0.39%	12/25/37	[2]	37,007,734	25,335,347
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FFS, Class IIA4
0.41%	07/25/36	[2]	31,440,000	24,368,012
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2007-FF1, Class A2C
0.32%	01/25/38	[2]	122,186,864	74,371,222
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2007-FF2, Class A2B
0.28%	03/25/37	[2]	42,254,587	27,272,505
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2007-FF2, Class A2C
0.33%	03/25/37	[2]	21,843,570	14,131,414
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2007-FF2, Class A2D
0.40%	03/25/37	[2]	40,672,149	26,465,571
First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2C
0.34%	10/25/36	[2]	6,343,077	4,659,738
First Franklin Mortgage Loan Trust, Series 2007-1, Class A2B
0.35%	04/25/37	[2]	19,657,092	11,451,455
First Franklin Mortgage Loan Trust, Series 2007-1, Class A2C
0.43%	04/25/37	[2]	82,342,799	48,606,460
First Franklin Mortgage Loan Trust, Series 2007-2, Class A2B
0.35%	05/25/37	[2]	14,878,193	8,965,510
First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C
0.42%	05/25/37	[2]	51,071,435	30,123,781
First Franklin Mortgage Loan Trust, Series 2007-2, Class A2D
0.50%	05/25/37	[2]	25,221,292	15,540,200
First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C
0.36%	06/25/37	[2]	20,354,821	13,509,371
First Franklin Mortgage Loan Trust, Series 2007-3, Class A2D
0.43%	06/25/37	[2]	30,247,668	21,243,603
First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A3
0.34%	07/25/37	[2]	33,794,154	21,955,420
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA2, Class 1A1
2.17%	08/25/34	[2]	19,755,518	19,713,260

See accompanying notes to Schedule of Portfolio Investments.

64 / N-Q Report June 2015

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1
2.20%	09/25/34	[2]	$129,651	$127,180
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1
2.25%	10/25/34	[2]	5,153,941	5,117,307
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA10, Class 1A1
2.24%	12/25/35	[2]	40,155,145	34,983,283
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA12, Class 2A1
2.29%	02/25/36	[2]	49,211,214	41,428,854
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA7, Class 2A1
2.24%	09/25/35	[2]	47,518,033	42,807,998
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA8, Class 2A1
2.25%	10/25/35	[2]	59,866,134	51,410,696
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1
2.27%	11/25/35	[2]	49,642,846	44,852,312
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA1, Class 1A1
2.27%	03/25/36	[2]	48,107,084	40,372,668
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA8, Class 1A7
6.00%	02/25/37		22,658	18,845
First Horizon Asset Securities, Inc., Series 2004-AR5, Class 2A1
2.55%	10/25/34	[2]	2,124,661	2,078,227
First Horizon Asset Securities, Inc., Series 2007-AR3, Class 1A1
2.40%	11/25/37	[2]	705,149	611,192
First Horizon Mortgage Pass-Through Trust, Series 2004-AR1, Class 2A1
2.53%	02/25/34	[2]	1,430,679	1,441,988
First Horizon Mortgage Pass-Through Trust, Series 2004-AR6, Class 2A1
2.63%	12/25/34	[2]	905,682	909,166
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2
2.55%	01/25/37	[2]	343,255	306,126
FNBA Mortgage Pass-Through Certificates, Series 2004-AR1, Class A2
0.59%	08/19/34	[2]	30,404	29,564
Fremont Home Loan Trust, Series 2005-C, Class M1
0.66%	07/25/35	[2]	7,042,957	7,055,718
GE Business Loan Trust, Series 2007-1A, Class A
0.36%	04/16/35	[2,3]	23,287,686	22,100,597

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GMAC Mortgage Corp. Loan Trust, Series 2000-HE2, Class A1
0.62%	06/25/30	[2]	$58,552	$53,944
GMAC Mortgage Corp. Loan Trust, Series 2003-AR2, Class 3A5
2.85%	12/19/33	[2]	10,226,846	10,223,675
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A
2.95%	06/25/34	[2]	10,659	10,352
GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1
2.83%	11/19/35	[2]	1,926,722	1,824,569
GMAC Mortgage Corp. Loan Trust, Series 2006-AR2, Class 1A1
2.53%	05/19/36	[2]	2,085,476	1,515,642
Green Tree, Series 2008-MH1, Class A2
8.97%	04/25/38	[2,3]	14,977,327	15,716,472
GreenPoint Mortgage Funding Trust, Series 2005-AR3, Class 1A1
0.42%	08/25/45	[2]	2,699,257	2,264,962
GreenPoint Mortgage Funding Trust, Series 2005-HY1, Class 1A1A
0.45%	07/25/35	[2]	27,308,445	26,445,621
GreenPoint Mortgage Funding Trust, Series 2006-AR8, Class 1A2A
0.36%	01/25/47	[2]	13,104,010	12,634,434
GreenPoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2
0.34%	02/25/37	[2]	6,540,151	5,453,283
GS Mortgage Securities Corp., Series 2015-1R, Class 2A
2.54%	01/25/36	[2,3]	27,990,873	28,056,643
GS Mortgage Securities Trust., Series 2009-1R, Class 2A1
2.60%	11/25/35	[2,3]	47,674	48,181
GSAA Home Equity Trust, Series 2005-11, Class 1A1
0.46%	10/25/35	[2]	22,615,090	20,982,167
GSAA Home Equity Trust, Series 2005-9, Class 2A3
0.55%	08/25/35	[2]	7,243,160	7,017,630
GSAMP Trust, Series 2005-AHL2, Class A2D
0.53%	12/25/35	[2]	25,693,000	19,466,905
GSAMP Trust, Series 2005-HE5, Class M1
0.60%	11/25/35	[2]	17,000,000	16,403,419
GSR Mortgage Loan Trust, Series 2004-9, Class 3A1
2.53%	08/25/34	[2]	11,689	11,763
GSR Mortgage Loan Trust, Series 2004-9, Class 5A7
2.46%	08/25/34	[2]	1,135,347	1,116,834

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 65

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3
2.59%	10/25/35	[2]	$9,270,475	$8,133,516
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A4
2.59%	10/25/35	[2]	2,135,789	2,133,002
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5
2.69%	09/25/35	[2]	603,127	605,914
GSR Mortgage Loan Trust, Series 2006-OA1, Class 2A1
0.37%	08/25/46	[2]	7,163,408	6,972,439
GSR Mortgage Loan Trust, Series 2007-AR2, Class 2A1
2.71%	05/25/47	[2]	5,597,197	5,112,653
Harborview Mortgage Loan Trust, Series 2004-1, Class 2A
2.41%	04/19/34	[2]	18,416	18,207
Harborview Mortgage Loan Trust, Series 2004-11, Class 3A2A
0.87%	01/19/35	[2]	775,199	639,121
Harborview Mortgage Loan Trust, Series 2005-4, Class 2A
2.73%	07/19/35	[2]	835,195	735,041
Harborview Mortgage Loan Trust, Series 2006-8, Class 2A1A
0.38%	07/21/36	[2]	343,397	285,312
Harborview Mortgage Loan Trust, Series 2007-7, Class 2A1A
1.18%	11/25/47	[2]	1,278,508	1,134,116
Home Equity Loan Trust, Series 2007-1, Class AM
0.42%	03/20/36	[2]	1,266,277	1,259,568
Home Equity Loan Trust, Series 2007-3, Class A4
1.68%	11/20/36	[2]	13,120,000	13,084,432
Home Equity Loan Trust, Series 2007-3, Class APT
1.38%	11/20/36	[2]	35,014,886	34,921,186
Homestar Mortgage Acceptance Corp., Series 2004-5, Class A4
0.75%	10/25/34	[2]	4,369,446	4,377,721
HSI Asset Securitization Corp. Trust, Series 2006-OPT1, Class 2A3
0.37%	12/25/35	[2]	12,947,684	12,758,065
Impac CMB Trust, Series 2004-3, Class 1
0.98%	11/25/34	[2]	1,134,149	1,126,445
Impac CMB Trust, Series 2005-1, Class 1A1
0.70%	04/25/35	[2]	8,868,907	8,143,023
Impac CMB Trust, Series 2005-4, Class 1A1B
0.43%	05/25/35	[2]	12,782,620	10,942,454

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Impac CMB Trust, Series 2007-2, Class 1A1A
0.29%	05/25/37	[2]	$26,894,475	$18,124,238
Impac CMB Trust, Series 2007-2, Class 1A1B
0.43%	05/25/37	[2]	38,493,935	27,953,410
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A
2.38%	08/25/34	[2]	2,333,758	2,069,656
IndyMac Index Mortgage Loan Trust, Series 2004-AR5, Class 2A1B
0.98%	08/25/34	[2]	36,838	33,157
IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 6A1
2.70%	10/25/34	[2]	288,133	278,409
IndyMac Index Mortgage Loan Trust, Series 2004-AR7, Class A2
1.04%	09/25/34	[2]	112,590	99,780
IndyMac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A
0.98%	11/25/34	[2]	88,225	80,222
IndyMac Index Mortgage Loan Trust, Series 2005-AR1, Class 4A1
2.47%	03/25/35	[2]	2,126,046	2,072,277
IndyMac Index Mortgage Loan Trust, Series 2005-AR13, Class 4A1
2.44%	08/25/35	[2]	184,780	159,475
IndyMac Index Mortgage Loan Trust, Series 2005-AR15, Class A1
4.51%	09/25/35	[2]	903,883	763,043
IndyMac Index Mortgage Loan Trust, Series 2005-AR17, Class 3A1
2.34%	09/25/35	[2]	8,927,784	8,043,692
IndyMac Index Mortgage Loan Trust, Series 2005-AR18, Class 2A1A
0.49%	10/25/36	[2]	295,962	217,529
IndyMac Index Mortgage Loan Trust, Series 2005-AR19, Class A1
4.58%	10/25/35	[2]	59,222,632	49,719,798
IndyMac Index Mortgage Loan Trust, Series 2005-AR25, Class 1A21
4.79%	12/25/35	[2]	8,715,020	6,854,947
IndyMac Index Mortgage Loan Trust, Series 2005-AR31, Class 3A1
2.46%	01/25/36	[2]	3,460,845	3,006,564
IndyMac Index Mortgage Loan Trust, Series 2005-AR6, Class 2A1
0.42%	04/25/35	[2]	1,153,875	1,033,617
IndyMac Index Mortgage Loan Trust, Series 2006-AR14, Class 1A4A
0.35%	11/25/46	[2]	10,816,683	10,088,193

See accompanying notes to Schedule of Portfolio Investments.

66 / N-Q Report June 2015

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2
2.73%	08/25/36	[2]	$28,517,580	$20,198,032
IndyMac Index Mortgage Loan Trust, Series 2006-AR21, Class A1
0.30%	08/25/36	[2]	344,832	265,169
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A
0.38%	10/25/36	[2]	45,626,012	39,262,461
IndyMac Index Mortgage Loan Trust, Series 2006-AR4, Class A1A
0.39%	05/25/46	[2]	52,187,762	44,322,455
IndyMac Index Mortgage Loan Trust, Series 2006-AR7, Class 1A1
2.88%	05/25/36	[2]	7,345,643	5,537,461
IndyMac Index Mortgage Loan Trust, Series 2006-AR7, Class 2A1
2.77%	05/25/36	[2]	52,220,147	41,209,633
IndyMac Index Mortgage Loan Trust, Series 2006-AR8, Class A3A
0.41%	07/25/46	[2]	36,267,940	29,852,359
IndyMac Index Mortgage Loan Trust, Series 2007-AR1, Class 1A2
2.83%	03/25/37	[2]	1,933,995	1,803,311
IndyMac Index Mortgage Loan Trust, Series 2007-AR11, Class 1A1
2.46%	06/25/37	[2]	6,932,365	5,291,530
IndyMac Index Mortgage Loan Trust, Series 2007-AR5, Class 2A1
2.69%	05/25/37	[2]	378,741	299,850
IndyMac Index Mortgage Loan Trust, Series 2007-AR7, Class 1A1
2.71%	11/25/37	[2]	6,519,695	6,221,308
IndyMac Index Mortgage Loan Trust, Series 2007-AR9, Class 2A1
2.73%	04/25/37	[2]	593,990	429,988
IndyMac Manufactured Housing Contract, Series 1997-1, Class A3
6.61%	02/25/28		231,009	236,349
IndyMac Residential Asset-Backed Trust, Series 2005-C, Class AI1
0.44%	10/25/35	[2]	14,838,947	14,715,902
JPMorgan Alternative Loan Trust, Series 2006-A2, Class 1A3
0.35%	05/25/36	[2]	3,349,595	3,187,434
JPMorgan Alternative Loan Trust, Series 2006-A2, Class 2A1
2.72%	05/25/36	[2]	1,613,882	1,316,555
JPMorgan Alternative Loan Trust, Series 2006-A2, Class 5A1
4.80%	05/25/36	[2]	15,630,226	12,040,182

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Acquisition Corp., Series 2005-OPT2, Class A4
0.50%	12/25/35	[2]	$26,343,140	$26,300,821
JPMorgan Mortgage Acquisition Corp., Series 2006-WF1, Class A3A (STEP)
5.83%	07/25/36		32,888,363	19,797,262
JPMorgan Mortgage Acquisition Corp., Series 2006-WF1, Class A6 (STEP)
6.00%	07/25/36		6,731,609	4,121,326
JPMorgan Mortgage Acquisition Corp., Series 2007-CH1, Class AV5
0.42%	11/25/36	[2]	20,000,000	19,793,262
JPMorgan Mortgage Acquisition Corp., Series 2007-CH3, Class A4
0.39%	03/25/37	[2]	3,566,818	3,257,842
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF1
0.28%	03/25/47	[2]	206,448	129,836
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF2 (STEP)
4.41%	03/25/47		12,070,000	9,434,540
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF3 (STEP)
4.41%	03/25/47		10,000,000	7,814,940
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF4 (STEP)
4.41%	03/25/47		5,000,000	3,906,265
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AV4
0.46%	03/25/47	[2]	90,000	66,073
JPMorgan Mortgage Trust, Series 2003-A2, Class 2A3
1.93%	11/25/33	[2]	361,644	347,708
JPMorgan Mortgage Trust, Series 2004-A4, Class 1A3
2.55%	09/25/34	[2]	1,853,365	1,907,687
JPMorgan Mortgage Trust, Series 2005-A3, Class 5A3
2.75%	06/25/35	[2]	248,511	230,269
JPMorgan Mortgage Trust, Series 2005-A5, Class TA1
4.87%	08/25/35	[2]	277,196	266,221
JPMorgan Mortgage Trust, Series 2005-S2, Class 4A3
5.50%	09/25/20		7,139,462	7,126,446
JPMorgan Mortgage Trust, Series 2006-A2, Class 5A3
2.43%	11/25/33	[2]	21,063	20,998
JPMorgan Mortgage Trust, Series 2006-A3, Class 2A1
2.64%	05/25/36	[2]	2,547,302	2,136,641

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 67

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Trust, Series 2006-A3, Class 3A3
2.66%	05/25/36	[2]	$1,955,123	$1,748,320
JPMorgan Mortgage Trust, Series 2006-A4, Class 1A1
2.60%	06/25/36	[2]	1,480,368	1,286,126
JPMorgan Mortgage Trust, Series 2006-A4, Class 1A4
2.60%	06/25/36	[2]	4,772,232	4,235,886
JPMorgan Mortgage Trust, Series 2006-A5, Class 2A4
2.56%	08/25/36	[2]	1,152,962	1,008,688
JPMorgan Mortgage Trust, Series 2007-A1, Class 5A2
2.56%	07/25/35	[2]	5,543,426	5,637,395
JPMorgan Mortgage Trust, Series 2007-A3, Class 2A3
2.57%	05/25/37	[2]	7,056,603	6,136,839
JPMorgan Mortgage Trust, Series 2007-A3, Class 3A2
5.41%	05/25/37	[2]	1,075,864	988,663
JPMorgan Mortgage Trust, Series 2007-A4, Class 1A1
2.80%	06/25/37	[2]	8,915,944	8,130,850
JPMorgan Mortgage Trust, Series 2007-A4, Class 2A3
2.71%	06/25/37	[2]	1,389,379	1,285,955
JPMorgan Resecuritization Trust, Series 2010-4, Class 1A1
2.72%	07/26/36	[2,3]	261,595	262,894
JPMorgan Resecuritization Trust, Series 2015-1, Class 3A1
0.38%	12/27/46	[2,3]	35,012,255	33,543,977
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4
5.27%	04/15/40		22,380	23,541
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A6
6.47%	04/15/40	[2]	6,482,542	6,964,707
Lehman XS Trust, Series 2005-5N, Class 3A1A
0.48%	11/25/35	[2]	22,338,625	19,954,379
Lehman XS Trust, Series 2006-12N, Class A31A
0.38%	08/25/46	[2]	36,378,364	27,939,966
Lehman XS Trust, Series 2006-13, Class 1A2
0.35%	09/25/36	[2]	34,986,182	31,473,779
Lehman XS Trust, Series 2006-14N, Class 3A2
0.30%	08/25/36	[2]	187,988	146,311

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Lehman XS Trust, Series 2006-16N, Class A4A
0.37%	11/25/46	[2]	$595,952	$478,739
Lehman XS Trust, Series 2006-19, Class A2
0.35%	12/25/36	[2]	25,874,672	21,631,381
Lehman XS Trust, Series 2006-9, Class A1B
0.34%	05/25/46	[2]	42,721,905	36,491,215
Long Beach Mortgage Loan Trust, Series 2004-4, Class M1
1.08%	10/25/34	[2]	75,000	71,671
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 4A2
2.67%	01/25/34	[2]	128,904	125,507
MASTR Adjustable Rate Mortgages Trust, Series 2003-7, Class 3A1
2.04%	11/25/33	[2]	2,179,482	2,233,784
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A1
2.67%	11/21/34	[2]	15,520,210	15,939,015
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 9A1
2.69%	10/25/34	[2]	1,554,012	1,494,613
MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1
2.60%	06/25/34	[2]	673	647
MASTR Adjustable Rate Mortgages Trust, Series 2004-8, Class 2A1
2.61%	09/25/34	[2]	6,654,472	6,418,901
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 5A1
2.64%	05/25/36	[2]	20,583,183	17,364,261
MASTR Alternative Loan Trust, Series 2004-6, Class 3A1
4.75%	07/25/19		3,212,211	3,313,118
MASTR Asset Securitization Trust, Series 2002-8, Class 1A1
5.50%	12/25/17		15,172	15,310
MASTR Asset Securitization Trust, Series 2003-8, Class 3A12
5.25%	09/25/33		1,659,100	1,799,480
MASTR Asset Securitization Trust, Series 2004-3, Class 3A2
4.50%	03/25/19		1,251,600	1,289,351
MASTR Asset-Backed Securities Trust, Series 2006-HE4, Class A3
0.33%	11/25/36	[2]	19,799,200	9,743,079
MASTR Asset-Backed Securities Trust, Series 2006-HE4, Class A4
0.39%	11/25/36	[2]	5,499,778	2,732,787

See accompanying notes to Schedule of Portfolio Investments.

68 / N-Q Report June 2015

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Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Asset-Backed Securities Trust, Series 2007-HE1, Class A3
0.39%	05/25/37	[2]	$26,441,000	$19,497,388
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
2.50%	10/25/32	[2]	33,121	33,272
Mellon Residential Funding Corp., Series 2001-TBC1, Class A1
0.89%	11/15/31	[2]	3,551,098	3,492,567
Merrill Lynch Mortgage Investors, Inc., Series 2003-A6, Class 2A
2.52%	10/25/33	[2]	1,149,218	1,144,971
Merrill Lynch Mortgage Investors, Inc., Series 2004-A4, Class A1
2.50%	08/25/34	[2]	4,419,840	4,517,412
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A
0.39%	02/25/36	[2]	27,092	24,064
Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC2, Class A2B (STEP)
4.42%	03/25/37		37,754,088	16,139,650
Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC2, Class A2D (STEP)
4.42%	03/25/37		29,548,826	12,630,798
Merrill Lynch Mortgage Investors, Inc., Series 2007-2, Class 1A1
2.65%	08/25/36	[2]	13,580,150	12,614,927
Mid-State Trust, Series 2004-1, Class A
6.01%	08/15/37		525,925	553,683
Mid-State Trust, Series 2005-1, Class A
5.75%	01/15/40		24,057,435	26,073,809
Mid-State Trust, Series 2006, Class A1
7.34%	07/01/35		109,276	118,204
Mid-State Trust, Series 2006, Class A2
7.40%	07/01/35		6,830	7,328
Mid-State Trust, Series 2006-1, Class A
5.79%	10/15/40	[3]	16,274,129	17,585,971
Mid-State Trust, Series 2011, Class A1
4.86%	07/15/38		365,731	390,404
Morgan Stanley Capital I Trust, Series 2005-HE3, Class M2
0.96%	07/25/35	[2]	32,651	32,691
Morgan Stanley Capital I Trust, Series 2006-NC1, Class A4
0.48%	12/25/35	[2]	22,753,270	21,845,824
Morgan Stanley Home Equity Loan Trust, Series 2005-04, Class A1
0.42%	09/25/35	[2]	8,215,570	8,183,513
Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M1
0.63%	08/25/35	[2]	17,451	17,471

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley Mortgage Loan Trust, Series 2004-11AR, Class 1A1
0.50%	01/25/35	[2]	$409,506	$384,910
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 2A2
5.50%	04/25/34		479,994	498,261
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A4
2.03%	09/25/34	[2]	2,706,057	2,627,598
Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A1
2.45%	10/25/34	[2]	213,815	212,119
Morgan Stanley Mortgage Loan Trust, Series 2005-2AR, Class A
0.44%	04/25/35	[2]	9,948,938	8,971,485
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 5A2
5.96%	06/25/36	[2]	242,877	136,784
Morgan Stanley Mortgage Loan Trust, Series 2007-6XS, Class 1A2S (STEP)
5.50%	02/25/47		618,075	613,690
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 2A1
0.30%	04/25/37	[2]	7,215,379	3,677,094
Morgan Stanley Resecuritization Trust, Series 2010-R4, Class 1B
0.51%	01/26/36	[2,3]	6,495,933	6,470,657
Morgan Stanley Resecuritization Trust, Series 2013-R9, Class 3A
2.38%	06/26/46	[2,3]	16,094,233	16,235,927
Morgan Stanley Resecuritization Trust, Series 2014-R2, Class 1A
0.96%	12/26/46	[2,3]	35,105,722	34,170,677
Morgan Stanley Resecuritization Trust, Series 2014-R3, Class 4A
1.12%	07/26/46	[2,3]	18,046,947	17,556,733
Morgan Stanley Resecuritization Trust, Series 2014-R4, Class 2A
2.47%	11/26/35	[2,3]	8,856,582	8,976,008
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3A
0.89%	06/26/47	[2,3]	62,416,405	60,318,908
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 4A
1.10%	06/26/47	[2,3]	27,090,662	26,606,952
Morgan Stanley Resecuritization Trust, Series 2015-R4
0.58%	08/26/47	3,†	34,826,000	33,258,789
MortgageIT Trust, Series 2005-1, Class 1A1
0.82%	02/25/35	[2]	19,789,360	18,571,464
MortgageIT Trust, Series 2005-4, Class A1
0.46%	10/25/35	[2]	23,933,788	21,252,244

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 69

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Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MortgageIT Trust, Series 2005-5, Class A1
0.44%	12/25/35	[2]	$3,178,155	$2,754,922
Nationstar Home Equity Loan Trust, Series 2006-B, Class AV4
0.46%	09/25/36	[2]	28,454,000	26,184,519
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV4
0.43%	06/25/37	[2]	8,265,000	6,079,337
New Century Home Equity Loan Trust, Series 2003-6, Class M1
1.26%	01/25/34	[2]	43,799	42,190
New Century Home Equity Loan Trust, Series 2005-2, Class M1
0.61%	06/25/35	[2]	46,953	47,247
New Century Home Equity Loan Trust, Series 2005-4, Class M1
0.66%	09/25/35	[2]	36,420,000	35,976,332
Newcastle Mortgage Securities Trust, Series 2006-1, Class A4
0.46%	03/25/36	[2]	73,061,852	72,631,233
Nomura Home Equity Loan, Inc., Series 2006-HE2, Class A4
0.45%	03/25/36	[2]	19,042,000	16,064,383
Nomura Home Equity Loan, Inc., Series 2006-WF1, Class A4
0.42%	03/25/36	[2]	37,227,244	36,750,929
Nomura Resecuritization Trust, Series 2011-4RA, Class 1A1
2.22%	12/26/36	[2,3]	29,084,251	29,246,861
Nomura Resecuritization Trust, Series 2011-4RA, Class 2A1
2.08%	06/26/37	[2,3]	11,064,575	11,058,987
Nomura Resecuritization Trust, Series 2013-1R, Class 2A1
0.34%	11/26/36	[2,3]	15,969,118	15,340,864
Nomura Resecuritization Trust, Series 2013-1R, Class 3A1
0.34%	10/26/36	[2,3]	8,934,310	8,739,839
Nomura Resecuritization Trust, Series 2014-4R, Class 1A1
2.25%	01/25/36	[2,3]	25,409,956	25,875,667
Nomura Resecuritization Trust, Series 2014-4R, Class 3A1
0.33%	09/25/36	[2,3]	11,563,748	11,186,192
Nomura Resecuritization Trust, Series 2014-7R, Class 2A1
0.38%	12/26/35	[2,3]	38,878,062	38,338,932
Nomura Resecuritization Trust, Series 2014-7R, Class 4A1
0.31%	01/26/37	[2,3]	48,951,814	46,561,884

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Nomura Resecuritization Trust, Series 2015-4R, Class 1A1
0.54%	03/26/47	[2,3]	$47,746,085	$46,700,451
Oakwood Mortgage Investors, Inc., Series 2000-A, Class A5
8.16%	09/15/29	[2]	25,350,345	19,499,460
Option One Mortgage Loan Trust, Series 2005-4, Class A3
0.44%	11/25/35	[2]	23,916	23,712
Option One Mortgage Loan Trust, Series 2005-5, Class A3
0.39%	12/25/35	[2]	32,494	32,304
Ownit Mortgage Loan Asset-Backed Certificates, Series 2006-4, Class A2D
0.42%	05/25/37	[2]	32,412,168	22,888,176
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A
0.44%	09/25/35	[2]	40,411,006	40,304,074
Popular ABS Mortgage Pass-Through Trust, Series 2005-6, Class A5 (STEP)
4.31%	01/25/36		22,910,000	18,352,459
Popular ABS Mortgage Pass-Through Trust, Series 2006-D, Class A3
0.44%	11/25/46	[2]	85,000	74,635
Popular ABS Mortgage Pass-Through Trust, Series 2007-A, Class A3
0.49%	06/25/47	[2]	23,015,500	16,544,754
Provident Funding Mortgage Loan Trust, Series 2003-1, Class A
2.54%	08/25/33	[2]	1,253,806	1,299,671
Residential Accredit Loans, Inc., Series 2003-QS3, Class A4
5.50%	02/25/18		110,173	111,610
Residential Accredit Loans, Inc., Series 2005-QA10, Class A31
3.54%	09/25/35	[2]	1,026,183	882,116
Residential Accredit Loans, Inc., Series 2005-QA12, Class CB1
3.49%	12/25/35	[2]	7,353,868	5,298,219
Residential Accredit Loans, Inc., Series 2005-QA4, Class A41
2.97%	04/25/35	[2]	6,510,437	6,451,924
Residential Accredit Loans, Inc., Series 2005-QA7, Class A1
2.98%	07/25/35	[2]	6,703,026	5,307,295
Residential Accredit Loans, Inc., Series 2005-QA8, Class CB21
3.19%	07/25/35	[2]	5,592,836	4,593,342
Residential Accredit Loans, Inc., Series 2005-QA9, Class CB11
2.98%	08/25/35	[2]	12,214,715	9,978,706

See accompanying notes to Schedule of Portfolio Investments.

70 / N-Q Report June 2015

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Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans, Inc., Series 2005-QO4, Class 2A1
0.46%	12/25/45	[2]	$2,364,886	$1,702,494
Residential Accredit Loans, Inc., Series 2005-QO5, Class A1
1.15%	01/25/46	[2]	12,656,644	8,908,037
Residential Accredit Loans, Inc., Series 2006-QA1, Class A11
3.22%	01/25/36	[2]	201,931	159,283
Residential Accredit Loans, Inc., Series 2006-QA1, Class A21
3.76%	01/25/36	[2]	29,992,098	23,842,836
Residential Accredit Loans, Inc., Series 2006-Qa7, Class 2A1
0.37%	08/25/36	[2]	44,913,107	35,943,151
Residential Accredit Loans, Inc., Series 2006-QS10, Class AV (IO)
0.56%	08/25/36	[2,7]	56,151,709	1,277,143
Residential Accredit Loans, Inc., Series 2006-QS12, Class 2A9
0.56%	09/25/36	[2]	501,192	338,168
Residential Accredit Loans, Inc., Series 2006-QS2, Class 1AV (IO)
0.48%	02/25/36	[2,7]	193,622,468	3,800,809
Residential Accredit Loans, Inc., Series 2006-QS7, Class AV (IO)
0.65%	06/25/36	[2,7]	101,414,588	3,111,962
Residential Accredit Loans, Inc., Series 2006-QS8, Class AV (IO)
0.78%	08/25/36	[2,7]	235,630,495	7,457,022
Residential Accredit Loans, Inc., Series 2007-QH2, Class A1
0.32%	03/25/37	[2]	54,648,545	44,135,766
Residential Accredit Loans, Inc., Series 2007-QS10, Class AV (IO)
0.46%	09/25/37	[2,7]	148,933,225	2,723,691
Residential Accredit Loans, Inc., Series 2007-QS4, Class 3AV (IO)
0.38%	03/25/37	[2,7]	93,876,588	1,313,099
Residential Accredit Loans, Inc., Series 2007-QS5, Class AV (IO)
0.25%	03/25/37	[2,7]	115,360,535	1,438,200
Residential Accredit Loans, Inc., Series 2007-QS6, Class AV (IO)
0.33%	04/25/37	[2,7]	252,850,613	3,782,139
Residential Accredit Loans, Inc., Series 2007-QS7, Class 2AV (IO)
0.37%	06/25/37	[2,7]	77,206,078	1,235,066
Residential Accredit Loans, Inc., Series 2007-QS8, Class AV (IO)
0.39%	06/25/37	[2,7]	199,232,579	3,266,119

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Mortgage Products, Inc., Series 2003-RS10, Class AI6 (STEP)
5.86%	11/25/33		$535,864	$574,636
Residential Asset Mortgage Products, Inc., Series 2003-RS11, Class AI6A (STEP)
5.98%	12/25/33		289,980	315,631
Residential Asset Mortgage Products, Inc., Series 2003-RS9, Class AI6A (STEP)
5.94%	10/25/33		28,689	30,976
Residential Asset Mortgage Products, Inc., Series 2004-RS12, Class AI6
4.55%	12/25/34		14,587	14,786
Residential Asset Mortgage Products, Inc., Series 2004-RS12, Class MII2
1.38%	12/25/34	[2]	415,795	413,826
Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A8
6.50%	11/25/31		72,328	74,633
Residential Asset Mortgage Products, Inc., Series 2004-SL3, Class A2
6.50%	12/25/31		64,594	67,879
Residential Asset Mortgage Products, Inc., Series 2004-SL3, Class A4
8.50%	12/25/31		40,922	37,659
Residential Asset Mortgage Products, Inc., Series 2005-RS8, Class A3
0.55%	09/25/35	[2]	53,322,545	53,682,613
Residential Asset Mortgage Products, Inc., Series 2005-SA5, Class 1A
2.82%	11/25/35	[2]	11,975,673	9,923,654
Residential Asset Securities Corp., Series 2004-IP2, Class 1A1
2.49%	12/25/34	[2]	446,705	447,922
Residential Asset Securities Corp., Series 2004-IP2, Class 2A1
2.49%	12/25/34	[2]	50,223	50,465
Residential Asset Securities Corp., Series 2004-IP2, Class 3A1
2.48%	12/25/34	[2]	1,099,334	1,100,222
Residential Asset Securities Corp., Series 2006-A7CB, Class 1A3
6.25%	07/25/36		4,331,584	3,940,522
Residential Funding Mortgage Securities I, Inc., Series 2006-SA3, Class 3A1
3.75%	09/25/36	[2]	2,246,870	1,984,631
Residential Funding Mortgage Securities I, Inc., Series 2006-SA3, Class 4A1
6.06%	09/25/36	[2]	824,647	699,154
Residential Funding Mortgage Securities I, Inc., Series 2006-SA4, Class 2A1
3.51%	11/25/36	[2]	229,093	199,729

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 71

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Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Funding Mortgage Securities I, Inc., Series 2007-SA2, Class 2A2
3.03%	04/25/37	[2]	$4,515,602	$3,966,486
Residential Funding Mortgage Securities II, Inc., Series 1999-HI6, Class AI7 (STEP)
8.60%	09/25/29		34,864	34,837
Residential Funding Mortgage Securities II, Inc., Series 2000-HI1, Class AI7 (STEP)
8.29%	02/25/25		11,459	11,426
Residential Funding Mortgage Securities Trust, Series 2003-S7, Class A7
5.50%	05/25/33		1,903,828	2,020,641
Residential Funding Mortgage Securities Trust, Series 2004-S2, Class A9
5.50%	03/25/34		1,030,736	1,058,717
Residential Funding Mortgage Securities Trust, Series 2004-S6, Class 1A6
5.50%	06/25/34		711,303	727,524
Saxon Asset Securities Trust, Series 2001-2, Class AF6 (STEP)
6.81%	06/25/16		14,863	15,403
Saxon Asset Securities Trust, Series 2005-2, Class M1
0.60%	10/25/35	[2]	14,623,331	14,529,200
Saxon Asset Securities Trust, Series 2007-1, Class A2C
0.33%	01/25/47	[2]	13,135,000	11,141,005
Saxon Asset Securities Trust, Series 2007-3, Class 2A3
0.58%	09/25/47	[2]	32,174,000	25,219,706
Sequoia Mortgage Trust, Series 2004-3, Class A
0.91%	05/20/34	[2]	1,241,790	1,193,282
SG Mortgage Securities Trust, Series 2006-FRE1, Class A1B
0.45%	02/25/36	[2]	1,631,486	1,151,400
SG Mortgage Securities Trust, Series 2007-NC1, Class A2
0.42%	12/25/36	[2,3]	12,797,747	7,728,201
Soundview Home Equity Loan Trust, Series 2006-1, Class A3
0.37%	02/25/36	[2]	6,481,857	6,428,774
Soundview Home Equity Loan Trust, Series 2006-EQ1, Class A4
0.43%	10/25/36	[2]	14,062,000	9,750,774
Soundview Home Equity Loan Trust, Series 2006-WF2, Class A2C
0.32%	12/25/36	[2]	21,025,189	20,812,978
STRU JEF-5628 COLL
3.15%	07/01/27		47,705,000	46,840,347

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A3
2.55%	02/25/34	[2]	$36,075	$36,297
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 2A
2.44%	09/25/34	[2]	21,749,045	21,662,570
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-14, Class 1A
2.41%	10/25/34	[2]	413,959	409,109
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-14, Class 2A
2.39%	10/25/34	[2]	25,915,830	26,648,471
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-15, Class A
2.48%	10/25/34	[2]	4,828,707	4,634,723
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 3A1
2.52%	11/25/34	[2]	20,160,609	20,295,342
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-17, Class A1
1.03%	11/25/34	[2]	97,255	90,271
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 1A2
2.43%	01/25/35	[2]	1,435,689	1,389,878
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-12, Class 3A1
2.41%	06/25/35	[2]	5,608,769	5,258,238
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 1A1
0.34%	01/25/37	[2]	73,068,034	57,391,945
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2A1
2.86%	10/25/47	[2]	1,674,007	1,323,296
Structured Asset Investment Loan Trust, Series 2005-HE3, Class A5
0.54%	09/25/35	[2]	25,979,878	25,809,660
Structured Asset Investment Loan Trust, Series 2006-1, Class A3
0.38%	01/25/36	[2]	19,052,243	18,610,793
Structured Asset Mortgage Investments, Inc., Series 2006-AR3, Class 24A1
2.37%	05/25/36	[2]	797,765	543,110
Structured Asset Mortgage Investments, Inc., Series 2007-AR6, Class A1
1.65%	08/25/47	[2]	129,938,137	109,544,087
Structured Asset Securities Corp., Series 1997-2, Class 2A4
7.25%	03/28/30		2,748	2,781
Structured Asset Securities Corp., Series 2001-15A, Class 4A1
2.18%	10/25/31	[2]	10,756	10,772

See accompanying notes to Schedule of Portfolio Investments.

72 / N-Q Report June 2015

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Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Securities Corp., Series 2003-26A, Class 3A5
2.44%	09/25/33	[2]	$457,169	$456,780
Structured Asset Securities Corp., Series 2003-34A, Class 5A4
2.46%	11/25/33	[2]	3,548,056	3,566,484
Structured Asset Securities Corp., Series 2004-23XS, Class 2A1
0.48%	01/25/35	[2]	4,240,979	3,699,247
Structured Asset Securities Corp., Series 2005-17, Class 4A4
5.50%	10/25/35		7,615,693	7,957,486
Structured Asset Securities Corp., Series 2005-5, Class 2A4
5.50%	04/25/35		6,864,355	6,875,818
Structured Asset Securities Corp., Series 2005-WF4, Class A4
0.54%	11/25/35	[2]	180,260	180,627
Structured Asset Securities Corp., Series 2006-WF1, Class A5
0.48%	02/25/36	[2]	9,618,067	9,600,523
Structured Asset Securities Corp., Series 2006-WF2, Class A3
0.33%	07/25/36	[2]	3,072,809	3,067,683
Structured Asset Securities Corp., Series 2006-WF2, Class A4
0.49%	07/25/36	[2]	43,826,000	41,164,622
Structured Asset Securities Corp., Series 2006-WF3, Class A1
0.32%	09/25/36	[2]	24,354,209	23,590,972
Structured Asset Securities Corp., Series 2006-WF3, Class A3
0.33%	09/25/36	[2]	2,862,381	2,833,986
Structured Asset Securities Corp., Series 2007-BC4, Class A3
0.43%	11/25/37	[2]	3,315,383	3,294,037
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 1A1
2.69%	06/25/37	[2]	12,592,351	11,494,021
Thornburg Mortgage Securities Trust, Series 2004-4, Class 2A
1.98%	12/25/44	[2]	311,315	302,631
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A4
6.57%	05/07/27	[2]	1,414,169	1,464,898
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A3
0.41%	01/25/37	[2]	30,367,708	20,934,745
WaMu Alternative Mortgage Pass-Through Certificates, Series 2005-3, Class 2A3
0.73%	05/25/35	[2]	6,551,472	5,162,285

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB13
0.68%	06/25/35	[2]	$11,939,864	$9,267,812
WaMu Alternative Mortgage Pass-Through Certificates, Series 2006-AR2, Class A1A
1.09%	04/25/46	[2]	51,384,730	40,557,248
WaMu Alternative Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A
1.12%	05/25/46	[2]	32,130,880	24,337,021
WaMu Alternative Mortgage Pass-Through Certificates, Series 2006-AR7, Class A1A
1.07%	09/25/46	[2]	7,953,685	5,449,499
WaMu Alternative Mortgage Pass-Through Certificates, Series 2007-1, Class 2A1
6.00%	01/25/22		648,721	635,009
WaMu Alternative Mortgage Pass-Through Certificates, Series 2007-OA1, Class 2A
0.87%	12/25/46	[2]	9,524,837	6,459,211
WaMu Alternative Mortgage Pass-Through Certificates, Series 2007-OA2, Class 2A
0.85%	01/25/47	[2]	24,926,988	18,106,092
WaMu Alternative Mortgage Pass-Through Certificates, Series 2007-OA3, Class 2A
0.90%	02/25/47	[2]	40,268,462	28,622,058
WaMu Alternative Mortgage Pass-Through Certificates, Series 2007-OA3, Class 4A1
0.92%	04/25/47	[2]	2,550,813	2,027,991
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A2
0.29%	01/25/37	[2]	5,637,449	3,248,455
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A3
0.33%	01/25/37	[2]	52,039,996	30,140,530
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A4
0.41%	01/25/37	[2]	17,468,948	10,230,774
WaMu Asset-Backed Certificates, Series 2007-HE2, Class 2A2
0.37%	04/25/37	[2]	39,593,812	19,538,101
WaMu Asset-Backed Certificates, Series 2007-HE2, Class 2A4
0.54%	04/25/37	[2]	13,996,438	7,079,594
WaMu Asset-Backed Certificates, Series 2007-HE3, Class 2A5
0.43%	05/25/47	[2]	9,511,396	6,434,298
WaMu Mortgage Pass-Through Certificates, Series 2002-AR1, Class 1A1
2.35%	11/25/30	[2]	481,509	481,744
WaMu Mortgage Pass-Through Certificates, Series 2002-AR18, Class A
2.51%	01/25/33	[2]	20,329	20,568

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 73

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates, Series 2003-AR6, Class A1
2.45%	06/25/33	[2]	$11,382,324	$11,420,272
WaMu Mortgage Pass-Through Certificates, Series 2004-AR3, Class A2
2.46%	06/25/34	[2]	106,112	107,486
WaMu Mortgage Pass-Through Certificates, Series 2004-AR6, Class A
0.60%	05/25/44	[2]	3,620,543	3,450,558
WaMu Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A
0.50%	01/25/45	[2]	1,623,275	1,552,294
WaMu Mortgage Pass-Through Certificates, Series 2005-AR11, Class A1A
0.50%	08/25/45	[2]	81,247,691	76,328,241
WaMu Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A6
2.33%	10/25/35	[2]	3,516,504	3,402,310
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1
0.47%	10/25/45	[2]	2,546,600	2,369,867
WaMu Mortgage Pass-Through Certificates, Series 2005-AR14, Class 2A1
2.39%	12/25/35	[2]	10,693,657	9,857,231
WaMu Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A1
0.44%	11/25/45	[2]	54,398,075	51,319,416
WaMu Mortgage Pass-Through Certificates, Series 2005-AR17, Class A1A1
0.45%	12/25/45	[2]	25,691,667	24,154,380
WaMu Mortgage Pass-Through Certificates, Series 2005-AR19, Class A1A2
0.47%	12/25/45	[2]	36,678,966	33,790,765
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 1A1A
0.51%	01/25/45	[2]	25,089,324	23,375,221
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A
0.49%	01/25/45	[2]	2,592,602	2,418,315
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A23
0.56%	01/25/45	[2]	9,206,315	8,676,973
WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A
0.41%	04/25/45	[2]	359,063	341,215
WaMu Mortgage Pass-Through Certificates, Series 2006-AR1, Class 2A1A
1.22%	01/25/46	[2]	66,826,353	64,471,533
WaMu Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A4
2.25%	09/25/36	[2]	30,795,283	27,649,764

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates, Series 2006-AR16, Class 3A1
3.87%	12/25/36	[2]	$1,504,386	$1,406,621
WaMu Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A
1.15%	02/25/46	[2]	1,621,767	1,509,939
WaMu Mortgage Pass-Through Certificates, Series 2006-AR4, Class 1A1A
1.08%	05/25/46	[2]	11,070,268	10,366,077
WaMu Mortgage Pass-Through Certificates, Series 2006-AR7, Class 2A
1.13%	07/25/46	[2]	25,124,090	20,963,111
WaMu Mortgage Pass-Through Certificates, Series 2006-AR9, Class 2A
2.20%	08/25/46	[2]	1,614,156	1,466,682
WaMu Mortgage Pass-Through Certificates, Series 2007-HE2, Class 2A3
0.43%	04/25/37	[2]	39,764,144	19,797,693
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 1A1
2.17%	02/25/37	[2]	1,999,168	1,681,742
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 4A1
2.38%	02/25/37	[2]	2,437,413	2,149,738
WaMu Mortgage Pass-Through Certificates, Series 2007-HY6, Class 2A1
2.16%	06/25/37	[2]	738,584	647,097
WaMu Mortgage Pass-Through Certificates, Series 2007-HY7, Class 4A2
4.53%	07/25/37	[2]	641,923	599,089
WaMu Mortgage Pass-Through Certificates, Series 2007-OA1, Class A1A
0.85%	02/25/47	[2]	27,505,590	22,211,231
WaMu Mortgage Pass-Through Certificates, Series 2007-OA3, Class 5A
1.95%	04/25/47	[2]	6,606,010	5,062,687
Wells Fargo Alternative Loan Trust, Series 2007-PA5, Class 1A1
6.25%	11/25/37		520,407	506,138
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-M, Class A1
2.61%	12/25/33	[2]	2,067,495	2,074,649
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-L, Class A8
2.64%	07/25/34	[2]	507,203	507,854
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1
2.63%	09/25/34	[2]	5,209,783	5,341,458
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A14
2.64%	06/25/35	[2]	2,210,992	2,217,075

See accompanying notes to Schedule of Portfolio Investments. 74 / N-Q Report June 2015

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17
2.64%	06/25/35	[2]	$51,931,699	$53,024,731
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4
6.00%	08/25/36		5,041,587	5,177,888
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-2, Class 2A3
5.50%	03/25/36		612,907	591,651
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 1A1
5.59%	03/25/36	[2]	8,465,737	8,161,639
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A1
2.68%	07/25/36	[2]	507,595	493,061
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A2
2.68%	07/25/36	[2]	172,146	167,217
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A3
2.68%	07/25/36	[2]	368,163	347,708
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6
2.68%	07/25/36	[2]	2,152,090	2,032,524
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR17, Class A1
2.61%	10/25/36	[2]	5,475,423	5,162,965
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR8, Class 1A3
2.63%	04/25/36	[2]	21,697	21,626
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-5, Class 1A1
5.50%	05/25/37		7,654,567	7,648,626
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A3FL
1.14%	03/15/44	[3]	94,250,000	94,929,448

				7,227,162,251

U.S. Agency Mortgage-Backed — 28.42%
Fannie Mae Pool (TBA)
2.50%	07/25/27		213,390,000	215,990,691
2.80%	06/01/25		172,675,000	172,579,563
3.00%	07/25/27		129,580,000	134,216,534
3.00%	07/25/43		2,742,420,000	2,731,064,681
3.50%	07/25/26		64,500,000	67,997,109
3.50%	07/25/42		2,500,715,000	2,577,299,472
4.00%	07/25/41		1,284,425,000	1,360,386,691
4.50%	07/25/39		495,710,000	535,754,073
Fannie Mae Pool 190375
5.50%	11/01/36		2,119,563	2,379,991

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 254232
6.50%	03/01/22		$41,933	$48,185
Fannie Mae Pool 313182
7.50%	10/01/26		4,576	5,169
Fannie Mae Pool 394854
6.50%	05/01/27		2,039	2,352
Fannie Mae Pool 464367
4.54%	01/01/20		5,093,106	5,598,534
Fannie Mae Pool 466766
3.88%	12/01/20		18,413,402	19,942,532
Fannie Mae Pool 467243
4.55%	01/01/21		2,601,025	2,894,875
Fannie Mae Pool 468128
4.33%	07/01/21		1,970,000	2,179,172
Fannie Mae Pool 468551
3.98%	07/01/21		10,252,500	11,177,821
Fannie Mae Pool 468587
3.84%	08/01/21		755,150	815,416
Fannie Mae Pool 468764
4.16%	07/01/21		28,200,000	30,906,190
Fannie Mae Pool 545191
7.00%	09/01/31		12,491	14,170
Fannie Mae Pool 545831
6.50%	08/01/17		10,618	11,052
Fannie Mae Pool 555284
7.50%	10/01/17		2,090	2,180
Fannie Mae Pool 606108
7.00%	03/01/31		5,504	5,756
Fannie Mae Pool 613142
7.00%	11/01/31		19,484	22,934
Fannie Mae Pool 625666
7.00%	01/01/32		13,758	15,033
Fannie Mae Pool 633698
7.50%	02/01/31		74,590	92,227
Fannie Mae Pool 646884
1.79%	05/01/32	[2]	5,708	5,868
Fannie Mae Pool 655928
7.00%	08/01/32		243,496	292,914
Fannie Mae Pool 725257
5.50%	02/01/34		2,330,243	2,631,627
Fannie Mae Pool 734922
4.50%	09/01/33		3,854,106	4,210,727
Fannie Mae Pool 735207
7.00%	04/01/34		48,917	59,275
Fannie Mae Pool 735224
5.50%	02/01/35		9,722,419	10,971,517
Fannie Mae Pool 735646
4.50%	07/01/20		2,343,901	2,460,832

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 75

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 735651
4.50%	06/01/35		$10,229,556	$11,116,706
Fannie Mae Pool 735686
6.50%	12/01/22		68,812	79,057
Fannie Mae Pool 740297
5.50%	10/01/33		4,962	5,599
Fannie Mae Pool 745592
5.00%	01/01/21		12,186	12,976
Fannie Mae Pool 817611
5.38%	11/01/35	[2]	743,224	784,820
Fannie Mae Pool 839109
5.39%	11/01/35	[2]	15,895	16,900
Fannie Mae Pool 841031
5.34%	11/01/35	[2]	36,459	38,729
Fannie Mae Pool 844773
5.36%	12/01/35	[2]	9,904	10,573
Fannie Mae Pool 888412
7.00%	04/01/37		1,454,129	1,661,392
Fannie Mae Pool 889125
5.00%	12/01/21		7,589,244	8,041,690
Fannie Mae Pool 889184
5.50%	09/01/36		8,697,271	9,810,687
Fannie Mae Pool 918445
5.52%	05/01/37	[2]	41,541	44,507
Fannie Mae Pool 933033
6.50%	10/01/37		1,760,891	2,016,765
Fannie Mae Pool AB1613
4.00%	10/01/40		66,364,863	70,894,809
Fannie Mae Pool AB1803
4.00%	11/01/40		70,643,769	75,736,957
Fannie Mae Pool AB2127
3.50%	01/01/26		45,887,272	48,569,790
Fannie Mae Pool AB3679
3.50%	10/01/41		23,884,678	24,697,695
Fannie Mae Pool AB3864
3.50%	11/01/41		19,720,895	20,410,668
Fannie Mae Pool AB4045
3.50%	12/01/41		20,674,270	21,446,156
Fannie Mae Pool AB4262
3.50%	01/01/32		16,608,660	17,337,593
Fannie Mae Pool AB9703
3.50%	06/01/43		49,450,476	51,051,508
Fannie Mae Pool AD0791
4.69%	02/01/20		15,031,065	16,604,884
Fannie Mae Pool AD0849
4.25%	02/01/20		27,991,987	30,619,805
Fannie Mae Pool AD0850
4.32%	02/01/20		47,972,016	52,425,442

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AD0895
4.50%	07/01/19		$61,327,886	$67,200,164
Fannie Mae Pool AE0482
5.50%	01/01/38		20,869,434	23,535,518
Fannie Mae Pool AE0600
3.98%	11/01/20		40,188,944	43,461,318
Fannie Mae Pool AE0605
4.67%	07/01/20		29,941,556	33,110,628
Fannie Mae Pool AE0918
3.66%	10/01/20		5,491,931	5,901,280
Fannie Mae Pool AH3780
4.00%	02/01/41		28,710,632	30,778,034
Fannie Mae Pool AJ0764
4.50%	09/01/41		42,952	46,536
Fannie Mae Pool AJ1404
4.00%	09/01/41		47,210,572	50,300,301
Fannie Mae Pool AL0209
4.50%	05/01/41		44,362,569	48,860,220
Fannie Mae Pool AL0290
4.45%	04/01/21		32,241,009	35,947,208
Fannie Mae Pool AL0600
4.30%	07/01/21		4,625,422	5,101,494
Fannie Mae Pool AL0834
4.05%	10/01/21		37,948,643	41,295,016
Fannie Mae Pool AL0851
6.00%	10/01/40		42,696,581	48,597,185
Fannie Mae Pool AL1410
4.50%	12/01/41		49,856,389	53,997,271
Fannie Mae Pool AL1445
4.34%	11/01/21		79,542,648	87,692,457
Fannie Mae Pool AL2602
2.65%	10/01/22		107,475	109,177
Fannie Mae Pool AL2669
4.46%	09/01/21		24,409,657	27,102,141
Fannie Mae Pool AL3306
2.46%	04/01/23		43,083	43,273
Fannie Mae Pool AL4597
4.00%	01/01/44		104,909,540	112,455,526
Fannie Mae Pool AL5866
2.75%	08/01/22		182,576,217	184,820,225
Fannie Mae Pool AL6466
2.90%	11/01/26		102,357,892	103,765,937
Fannie Mae Pool AM7028
0.42%	10/01/19	[2]	40,000,000	40,068,369
Fannie Mae Pool AU3739
3.50%	08/01/43		70,123,910	72,743,018
Fannie Mae Pool FN0000
3.58%	09/01/20		10,761,018	11,504,372

See accompanying notes to Schedule of Portfolio Investments.

76 / N-Q Report June 2015

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool FN0001
3.76%	12/01/20		$25,739,148	$27,657,449
Fannie Mae Pool FN0002
3.35%	12/01/17		1,169,189	1,219,436
Fannie Mae Pool FN0003
4.30%	01/01/21		8,159,319	8,991,109
Fannie Mae Pool FN0005
3.38%	11/01/20		41,129,635	43,533,793
Fannie Mae Pool FN0007
3.46%	11/01/20		80,000	85,216
Fannie Mae Pool FN0010
3.84%	09/01/20		336,027	361,397
Fannie Mae Pool MA1177
3.50%	09/01/42		122,461,498	126,438,864
Fannie Mae Pool MA1527
3.00%	07/01/33		118,674,807	121,353,716
Fannie Mae Pool MA1561
3.00%	09/01/33		73,594,639	75,255,929
Fannie Mae Pool MA1582
3.50%	09/01/43		32,868,823	33,937,835
Fannie Mae Pool MA1584
3.50%	09/01/33		134,171,579	140,459,083
Fannie Mae Pool MA1608
3.50%	10/01/33		90,574,692	94,824,929
Fannie Mae REMICS, Series 1988-28, Class H
9.05%	12/25/18		759	804
Fannie Mae REMICS, Series 1989-27, Class Y
6.90%	06/25/19		278	296
Fannie Mae REMICS, Series 1991-65, Class Z
6.50%	06/25/21		6,361	6,906
Fannie Mae REMICS, Series 1992-123, Class Z
7.50%	07/25/22		1,478	1,655
Fannie Mae REMICS, Series 1993-132, Class D (PO)
0.00%	10/25/22	[10]	73,277	70,732
Fannie Mae REMICS, Series 1993-199, Class SD (IO)
0.88%	10/25/232		80,663	588
Fannie Mae REMICS, Series 1993-29, Class PK
7.00%	03/25/23		14,461	15,840
Fannie Mae REMICS, Series 1994-55, Class H
7.00%	03/25/24		30,625	33,973
Fannie Mae REMICS, Series 1998-37, Class VZ
6.00%	06/17/28		20,678	23,636

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 1999-11, Class Z
5.50%	03/25/29		$68,333	$76,092
Fannie Mae REMICS, Series 2001-52, Class YZ
6.50%	10/25/31		235,531	267,073
Fannie Mae REMICS, Series 2005-104, Class NI (IO)
6.52%	03/25/35	[2]	34,910,023	3,918,430
Fannie Mae REMICS, Series 2005-117, Class LC
5.50%	11/25/35		18,710,610	20,433,746
Fannie Mae REMICS, Series 2005-122, Class SG (IO)
6.42%	11/25/35	[2]	204,647	32,972
Fannie Mae REMICS, Series 2006-18, Class PD
5.50%	08/25/34		334,742	345,514
Fannie Mae REMICS, Series 2006-4, Class WE
4.50%	02/25/36		178,939	190,130
Fannie Mae REMICS, Series 2006-49, Class SE
28.26%	04/25/36	[2]	5,892,916	9,380,874
Fannie Mae REMICS, Series 2007-17, Class SI (IO)
6.22%	03/25/37	[2]	6,634,770	742,386
Fannie Mae REMICS, Series 2007-34, Class SB (IO)
5.93%	04/25/37	[2]	9,717,003	2,052,733
Fannie Mae REMICS, Series 2008-24, Class NA
6.75%	06/25/37		2,665,542	2,900,304
Fannie Mae REMICS, Series 2010-116, Class SE (IO)
6.42%	10/25/40	[2]	11,767,241	2,025,930
Fannie Mae REMICS, Series 2010-135, Class EA
3.00%	01/25/40		38,794	40,304
Fannie Mae REMICS, Series 2010-17, Class SB (IO)
6.17%	03/25/40	[2]	18,229,888	3,200,712
Fannie Mae REMICS, Series 2010-43, Class KS (IO)
6.24%	05/25/40	[2]	33,081,200	5,899,321
Fannie Mae REMICS, Series 2011-101, Class HE
4.00%	10/25/41		10,100,000	10,839,855
Fannie Mae REMICS, Series 2011-111, Class DB
4.00%	11/25/41		24,977,334	27,047,874

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 77

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2011-2, Class PD
4.00%	12/25/39		$127,000	$136,844
Fannie Mae REMICS, Series 2013-101, Class BO (PO)
0.00%	10/25/43	[10]	34,219,172	26,173,929
Fannie Mae REMICS, Series 2013-101, Class CO (PO)
0.00%	10/25/43	[10]	21,002,394	15,997,049
Fannie Mae REMICS, Series G92-12, Class B
7.70%	02/25/22		368	393
Fannie Mae REMICS, Series G92-36, Class Z
7.00%	07/25/22		207	223
Fannie Mae REMICS, Series G93-21, Class Z
7.20%	05/25/23		6,172	7,040
Fannie Mae Whole Loan, Series 2003-W2,
Class 2A9
5.90%	07/25/42		46,440	52,083
Fannie Mae, Series 1997-34, Class SA
3.77%	10/25/23	[2]	7,745	9,133
Fannie Mae, Series 2005-92, Class US (IO)
5.92%	10/25/25	[2]	13,627,824	1,766,037
Fannie Mae, Series 2012-M12, Class 1A
2.93%	08/25/22	[2]	142,589,294	146,833,080
Fannie Mae, Series 2012-M15, Class A
2.74%	10/25/22	[2]	113,011,189	114,431,174
Fannie Mae, Series 2014-M12, Class FA
0.48%	10/25/21		131,067,146	131,803,449
Fannie Mae, Series 2014-M6, Class FA
0.47%	12/25/17		70,582,196	70,191,523
Fannie Mae, Series 2014-M8, Class A1
2.35%	06/25/24		7,696,618	7,826,717
Fannie Mae, Series 2014-M8, Class FA
0.44%	05/25/18		128,950,831	129,256,573
Fannie Mae, Series 2015-M10, Class A2
3.09%	04/25/27		121,305,000	120,499,353
Fannie Mae, Series 2015-M10, Class FA
0.43%	03/25/19		139,250,000	139,324,708
Fannie Mae, Series 2015-M4, Class FA
0.39%	09/25/18		122,868,799	122,952,577
Fannie Mae, Series 2015-M8, Class A2
2.90%	01/25/25		4,065,000	4,028,598
Fannie Mae, Series 2015-M8, Class FA
0.36%	11/25/18		108,775,839	108,798,415
Freddie Mac Gold Pool A24156
6.50%	10/01/31		559,011	641,272

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool A25162
5.50%	05/01/34	$4,975,575	$5,591,507
Freddie Mac Gold Pool A39012
5.50%	06/01/35	89,030	101,111
Freddie Mac Gold Pool A54856
5.00%	01/01/34	8,061,613	8,994,602
Freddie Mac Gold Pool A61164
5.00%	04/01/36	28,901	31,986
Freddie Mac Gold Pool A97038
4.00%	02/01/41	24,807,028	26,427,235
Freddie Mac Gold Pool C01492
5.00%	02/01/33	1,624,338	1,794,431
Freddie Mac Gold Pool C04546
3.00%	02/01/43	32,014,697	31,937,345
Freddie Mac Gold Pool C04573
3.00%	03/01/43	39,170,736	39,055,765
Freddie Mac Gold Pool C46104
6.50%	09/01/29	38,462	44,916
Freddie Mac Gold Pool C55789
7.50%	10/01/27	18,466	21,016
Freddie Mac Gold Pool C90573
6.50%	08/01/22	117,283	134,403
Freddie Mac Gold Pool E02402
6.00%	10/01/22	33,585	37,372
Freddie Mac Gold Pool G00992
7.00%	11/01/28	2,282	2,701
Freddie Mac Gold Pool G01515
5.00%	02/01/33	1,630,181	1,800,284
Freddie Mac Gold Pool G02579
5.00%	12/01/34	2,046,810	2,278,522
Freddie Mac Gold Pool G02884
6.00%	04/01/37	7,147,776	8,120,418
Freddie Mac Gold Pool G02955
5.50%	03/01/37	7,551,839	8,622,177
Freddie Mac Gold Pool G03357
5.50%	08/01/37	2,888,096	3,267,384
Freddie Mac Gold Pool G03676
5.50%	12/01/37	5,522,702	6,221,497
Freddie Mac Gold Pool G03783
5.50%	01/01/38	3,951,633	4,471,829
Freddie Mac Gold Pool G03985
6.00%	03/01/38	67,772	77,541
Freddie Mac Gold Pool G04438
5.50%	05/01/38	11,926,321	13,470,170
Freddie Mac Gold Pool G04703
5.50%	08/01/38	11,869,233	13,351,192
Freddie Mac Gold Pool G04706
5.50%	09/01/38	369,853	422,273

See accompanying notes to Schedule of Portfolio Investments.

78 / N-Q Report June 2015

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G05866
4.50%	02/01/40	$35,341,501	$38,912,168
Freddie Mac Gold Pool G06361
4.00%	03/01/41	44,860	47,990
Freddie Mac Gold Pool G06498
4.00%	04/01/41	46,503,587	49,644,050
Freddie Mac Gold Pool G06499
4.00%	03/01/41	21,828,479	23,241,598
Freddie Mac Gold Pool G06620
4.50%	07/01/41	53,349,049	57,954,574
Freddie Mac Gold Pool G07786
4.00%	08/01/44	398,013,480	424,962,786
Freddie Mac Gold Pool G07848
3.50%	04/01/44	142,177,093	147,119,972
Freddie Mac Gold Pool G07924
3.50%	01/01/45	40,680,307	42,050,682
Freddie Mac Gold Pool G07925
4.00%	02/01/45	25,284,033	27,010,457
Freddie Mac Gold Pool G08632
3.50%	03/01/45	508,386,105	523,170,421
Freddie Mac Gold Pool G08636
3.50%	04/01/45	253,550,008	260,923,465
Freddie Mac Gold Pool G08641
3.50%	05/01/45	114,907,439	118,249,048
Freddie Mac Gold Pool G11707
6.00%	03/01/20	694,016	730,410
Freddie Mac Gold Pool G12393
5.50%	10/01/21	6,397,152	6,923,276
Freddie Mac Gold Pool G12399
6.00%	09/01/21	3,541	3,882
Freddie Mac Gold Pool G12824
6.00%	08/01/22	3,066,395	3,384,064
Freddie Mac Gold Pool G12909
6.00%	11/01/22	8,529,089	9,410,760
Freddie Mac Gold Pool G13032
6.00%	09/01/22	1,610,934	1,764,918
Freddie Mac Gold Pool G13058
4.50%	10/01/20	4,172,315	4,354,276
Freddie Mac Gold Pool G60023
3.50%	04/01/45	33,634,479	34,730,227
Freddie Mac Gold Pool G60080
3.50%	06/01/45	397,213,799	409,657,772
Freddie Mac Gold Pool H00790
5.50%	05/01/37	78,363	86,947
Freddie Mac Gold Pool H03161
6.50%	08/01/37	3,299	3,439
Freddie Mac Gold Pool H05069
5.50%	05/01/37	3,610,640	4,018,247

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool H09082
6.50%	09/01/37		$7,374	$8,452
Freddie Mac Gold Pool Q05804
4.00%	01/01/42		73,018,534	78,139,585
Freddie Mac Gold Pool U95034
4.00%	09/01/42		55,036,807	58,605,600
Freddie Mac Gold Pool U99054
4.00%	06/01/43		60,024,135	63,916,325
Freddie Mac Gold Pool U99114
3.50%	02/01/44		210,424,848	216,611,928
Freddie Mac Gold Pool V80356
3.50%	08/01/43		73,212,228	75,723,177
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K010, Class A2
4.33%	10/25/20		60,000	66,343
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K013, Class A2
3.97%	01/25/21	[2]	22,640,000	24,682,773
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K038, Class A2
3.39%	03/25/24		86,940,000	90,815,568
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K040, Class A2
3.24%	09/25/24		2,840,000	2,938,108
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K041, Class A2
3.17%	10/25/24		7,085,000	7,246,906
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K043, Class A2
3.06%	12/25/24		254,075,000	257,238,234
Freddie Mac Multi-Family Structured Pass-Through Certificates, Series KF03, Class A
0.52%	01/25/21		38,989,153	39,062,258
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF06, Class A
0.51%	11/25/21		164,359,636	164,870,005
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF07, Class A
0.47%	02/25/25		19,334,183	19,358,351
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KLSF, Class A
0.51%	11/25/21		223,400,000	224,235,047

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 79

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSCT, Class A1
3.19%	12/25/19		$66,464,638	$69,311,325
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSCT, Class A2
4.28%	01/25/20		70,890,000	78,845,630
Freddie Mac Pool G07408
3.50%	06/01/43		39,034,494	40,401,786
Freddie Mac Pool U99097
3.50%	07/01/43		115,995,568	119,406,163
Freddie Mac REMICS, Series 1004, Class H
7.95%	10/15/20		257	279
Freddie Mac REMICS, Series 1073, Class G
7.00%	05/15/21		1,127	1,230
Freddie Mac REMICS, Series 1107, Class ZC
6.50%	07/15/21		5,029	5,444
Freddie Mac REMICS, Series 165, Class K
6.50%	09/15/21		105	113
Freddie Mac REMICS, Series 1980, Class Z
7.00%	07/15/27		162,384	184,880
Freddie Mac REMICS, Series 1983, Class Z
6.50%	12/15/23		85,784	94,845
Freddie Mac REMICS, Series 2098, Class TZ
6.00%	01/15/28		729,232	807,770
Freddie Mac REMICS, Series 2174, Class PN
6.00%	07/15/29		40,482	46,064
Freddie Mac REMICS, Series 2313, Class LA
6.50%	05/15/31		26,147	30,109
Freddie Mac REMICS, Series 2433, Class SA
20.45%	02/15/32	[2]	23,263	33,651
Freddie Mac REMICS, Series 2481, Class AW
6.50%	08/15/32		91,867	102,885
Freddie Mac REMICS, Series 2642, Class BW (IO)
5.00%	06/15/23		41,601	3,192
Freddie Mac REMICS, Series 2649, Class PC
5.50%	07/15/33		38,440	40,464

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 2971, Class AB
5.00%	05/15/20		$9,109	$9,192
Freddie Mac REMICS, Series 3019, Class SW (IO)
7.01%	08/15/35	[2]	4,070,571	989,246
Freddie Mac REMICS, Series 3063, Class YG
5.50%	11/15/35		8,794,000	9,774,404
Freddie Mac REMICS, Series 3210, Class PD
6.00%	08/15/35		25,352	25,456
Freddie Mac REMICS, Series 3300, Class SA (IO)
7.01%	08/15/35	[2]	1,799,690	314,436
Freddie Mac REMICS, Series 3345, Class FP
0.39%	11/15/36	[2]	2,208,455	2,210,071
Freddie Mac REMICS, Series 3345, Class PF
0.37%	05/15/36	[2]	2,357,132	2,359,130
Freddie Mac REMICS, Series 3707, Class EI (IO)
5.00%	12/15/38		41,590,455	6,211,663
Freddie Mac REMICS, Series 3730, Class JG
3.00%	09/15/39		47,646	48,983
Freddie Mac REMICS, Series 3752, Class XL
4.50%	11/15/40		66,277,000	72,775,228
Freddie Mac REMICS, Series 3891, Class HS (IO)
5.76%	07/15/41	[2]	17,724,051	2,471,695
Freddie Mac REMICS, Series 3904, Class JB
4.50%	08/15/41		18,155,000	19,903,508
Freddie Mac REMICS, Series 3925, Class LB
4.50%	09/15/41		9,215,000	10,540,692
Freddie Mac REMICS, Series 3928, Class JD
4.00%	09/15/41		32,095,702	34,744,095
Freddie Mac REMICS, Series 4102, Class TC
2.50%	09/15/41		34,363,605	34,918,199
Freddie Mac REMICS, Series 4161, Class BA
2.50%	12/15/41		50,586,835	51,343,551
Freddie Mac Strips, Series 309, Class PO (PO)
0.00%	08/15/43	[10]	54,083,897	43,256,317
Freddie Mac Strips, Series 319, Class F2
0.69%	11/15/43	[2]	10,880,956	10,965,828

See accompanying notes to Schedule of Portfolio Investments.

80 / N-Q Report June 2015

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac, Series 4044, Class A2
2.81%	01/25/25		$80,160,000	$79,417,398
Freddie Mac, Series K020, Class A2
2.37%	05/25/40		110,155,000	110,001,554
Freddie Mac, Series K046, Class A2
3.21%	03/25/25		22,895,000	23,399,606
Freddie Mac, Series KF02, Class A1
0.56%	07/25/20		190,526,637	191,536,523
Freddie Mac, Series KF05, Class A
0.53%	09/25/21		251,330,188	252,118,762
Freddie Mac, Series KF08, Class A
0.48%	01/25/22		71,285,000	71,374,106
Freddie Mac, Series KKA, Class A
0.47%	07/25/25		146,380,000	146,786,058
Freddie Mac, Series KX01, Class A
2.36%	02/25/23		81,051,076	82,209,418
Ginnie Mae I Pool 782817
4.50%	11/15/39		40,872,571	44,575,840
Ginnie Mae II Pool (TBA)
3.00%	07/20/43		97,930,000	98,886,350
3.50%	07/01/32		1,028,525,000	1,067,576,809
4.00%	07/20/44		288,775,000	305,808,214
4.50%	07/21/44		99,455,000	107,240,462
Ginnie Mae II Pool 2631
7.00%	08/20/28		4,009	4,677
Ginnie Mae II Pool 80968
1.63%	07/20/34	[2]	30,003	31,128
Ginnie Mae II Pool 81267
1.75%	03/20/35	[2]	59,243	61,518
Ginnie Mae II Pool 8631
2.00%	05/20/25	[2]	9,439	9,768
Ginnie Mae II Pool 8644
2.50%	06/20/25	[2]	15,582	16,034
Ginnie Mae II Pool G281432
1.63%	08/20/35	[2]	52,156	54,277
Ginnie Mae II Pool G281497
1.63%	10/20/35	[2]	50,351	52,385
Ginnie Mae II Pool MA2754
3.50%	04/20/45		301,394,804	313,179,808
Ginnie Mae II Pool MA2826
3.50%	05/20/45		81,121,019	84,334,613
Ginnie Mae, Series 2000-22, Class SG (IO)
10.62%	05/16/30	[2]	190,636	27,370
Ginnie Mae, Series 2003-86, Class ZK
5.00%	10/20/33		18,202,829	19,567,862
Ginnie Mae, Series 2004-93, Class PC
5.00%	04/16/34		154,239	162,394
Ginnie Mae, Series 2005-78, Class ZA
5.00%	10/16/35		25,269,549	28,641,025

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae, Series 2007-35, Class PY (IO)
6.57%	06/16/37	[2]	$31,533,599	$5,841,369
Ginnie Mae, Series 2009-106, Class SD (IO)
6.07%	03/20/36	[2]	27,040,602	4,224,475
Ginnie Mae, Series 2009-106, Class XI (IO)
6.62%	05/20/37	[2]	69,818,527	11,587,173
Ginnie Mae, Series 2009-124, Class SC (IO)
6.30%	12/20/39	[2]	12,647,937	2,056,286
Ginnie Mae, Series 2009-17, Class P
4.00%	08/16/38		37,745	39,640
Ginnie Mae, Series 2010-4, Class SL (IO)
6.22%	01/16/40	[2]	143,727	26,167
Ginnie Mae, Series 2010-4, Class SM (IO)
5.62%	01/16/40	[2]	26,132,239	4,901,679
Ginnie Mae, Series 2010-6, Class BS (IO)
6.32%	09/16/39	[2]	10,898,139	1,245,928
Ginnie Mae, Series 2011-146, Class EI (IO)
5.00%	11/16/41		132,272	29,955
Ginnie Mae, Series 2013-113, Class LY
3.00%	05/20/43		51,184,000	50,327,328
NCUA Guaranteed Notes, Series 2010-R1, Class A1
0.64%	10/07/20	[2]	27,147,136	27,294,537
NCUA Guaranteed Notes, Series 2010-R3, Class 1A
0.74%	12/08/20	[2]	39,465,941	39,766,534
NCUA Guaranteed Notes, Series 2010-R3, Class 2A
0.75%	12/08/20	[2]	33,739,079	33,987,280
NCUA Guaranteed Notes, Series 2011-C1, Class 2A
0.72%	03/09/21	[2]	3,667,147	3,680,977
NCUA Guaranteed Notes, Series 2011-R6, Class 1A
0.56%	05/07/20	[2]	5,676	5,676

				18,900,723,398

Total Mortgage-Backed (Cost $28,318,558,166)				28,775,068,287

MUNICIPAL BONDS — 0.97%*
California — 0.19%
Los Angeles Department of Water & Power, Build America Bonds, Series SY
6.01%	07/01/39		350,000	431,158
State of California, Build America Bonds
6.65%	03/01/22		4,245,000	5,130,337
7.30%	10/01/39		5,540,000	7,841,427
7.95%	03/01/36		7,350,000	8,902,761

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 81

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MUNICIPAL BONDS (continued)
California (continued)
State of California, Build America Bonds, Various Purpose
7.50%	04/01/34		$3,885,000	$5,402,326
State of California, Taxable, Various Purpose
5.50%	03/01/16		8,450,000	8,727,076
6.20%	03/01/19		10,675,000	12,351,402
University of California, Floating Rate Notes, Series Y, Class 1
0.69%	07/01/41	[2]	12,485,000	12,491,742
University of California, Floating Rate Notes, Series Y, Class 2
0.69%	07/01/41	[2]	15,000,000	15,008,100
University of California, Revenue Bonds
3.93%	05/15/45		57,230,000	54,719,892

				131,006,221

Illinois — 0.01%
State of Illinois, Build America Bonds
6.63%	02/01/35		4,120,000	4,293,658
State of Illinois, Taxable Pension Bonds
5.10%	06/01/33		591,000	551,373

				4,845,031

New York — 0.60%
City of New York, Build America Bonds
4.77%	10/01/23		4,420,000	4,958,533
5.05%	10/01/24		13,820,000	15,736,419
5.21%	10/01/31		6,420,000	7,092,688
5.52%	10/01/37		6,075,000	7,210,600
5.82%	10/01/31		220,000	244,627
5.99%	12/01/36		14,055,000	17,022,854
City of New York, Build America Bonds, Series F1
6.65%	12/01/31		46,470,000	54,585,056
Fiscal Year 2005 Securitization Corp., Special Obligation, Series B
4.93%	04/01/20		55,000	60,098
New York City Municipal Water Finance Authority, Build America Bonds, Series SE
6.49%	06/15/42		3,405,000	3,854,800
New York City Transitional Finance Authority Revenue, Future Tax Secured Revenue, Build America Bonds
5.27%	05/01/27		8,050,000	9,140,694
5.51%	08/01/37		25,000,000	29,894,000
5.57%	11/01/38		41,825,000	50,860,036
New York City Water & Sewer System, Taxable Bonds
5.88%	06/15/44		29,220,000	37,065,278
New York City Water and Sewer Authority, Build America Bonds
5.44%	06/15/43		49,625,000	59,549,504

Issues	Maturity Date		Principal Amount	Value
MUNICIPAL BONDS (continued)
New York (continued)
New York State Dormitory Authority, Taxable, Build American Bonds
5.43%	03/15/39		$28,100,000	$32,892,455
New York State Dormitory Authority, Build American Bonds
5.29%	03/15/33		44,990,000	52,119,115
New York State Urban Development Corp., Series F
3.20%	03/15/22		15,870,000	16,315,153

				398,601,910

Texas — 0.17%
City of Houston Texas, Taxable Pension Obligation, Series A
6.29%	03/01/32		65,995,000	80,346,933
State of Texas, Build America Bonds
5.52%	04/01/39		27,345,000	34,090,191

				114,437,124

Total Municipal Bonds (Cost $654,437,342)				648,890,286

U.S. AGENCY SECURITIES — 1.63%
U.S. Agency Securities — 1.63%
Federal Farm Credit Bank
0.22%	04/26/17	[2]	152,825,000	152,965,599
0.22%	05/08/17	[2]	290,370,000	290,747,481
0.23%	05/24/17	[2]	70,685,000	70,796,258
0.24%	02/27/17	[2]	133,065,000	133,289,081
0.24%	04/17/17	[2]	27,465,000	27,505,374
Federal Home Loan Bank
0.22%	10/07/15	[2]	61,965,000	61,978,632
1.25%	06/28/30		344,995,000	345,193,717

Total U.S. Agency Securities (Cost $1,080,729,988)				1,082,476,142

U.S. TREASURY SECURITIES — 26.62%
U.S. Treasury Bonds — 5.00%
U.S. Treasury Bonds
0.00%	11/15/27	[10]	84,065,000	61,202,178
2.75%	08/15/42		59,290,000	55,172,132
2.88%	05/15/43		183,050,000	174,469,531
3.00%	05/15/45		892,830,000	875,112,681
3.13%	02/15/42		155,870,000	156,722,453
3.75%	11/15/43		583,360,000	656,280,000
U.S. Treasury Bonds - Treasury Inflation Indexed Bonds
0.63%	02/15/43	[11]	200,672,550	177,588,201
0.75%	02/15/45	[11]	614,238,841	559,429,112

See accompanying notes to Schedule of Portfolio Investments. 82 / N-Q Report June 2015

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
U.S. TREASURY SECURITIES (continued)
U.S. Treasury Bonds (continued)
1.38%	02/15/44	[11]	$523,741,597	$557,995,607
U.S. Treasury Bonds (Strip Principal)
0.00%	11/15/27	[10]	75,375,000	53,978,374

				3,327,950,269

U.S. Treasury Notes — 21.62%
U.S. Treasury Bonds - Treasury Inflation Indexed Notes
0.25%	01/15/25	[11]	682,706,879	670,706,258
U.S. Treasury Notes
0.25%	07/15/15		250,000,000	250,029,250
0.63%	05/31/17		3,055,075,000	3,055,365,446
0.63%	08/31/17		131,675,000	131,448,690
0.88%	07/15/17		339,960,000	341,366,924
1.50%	05/31/20		3,939,805,000	3,918,413,041
1.63%	06/30/20		971,548,000	971,512,325
1.75%	07/31/15		475,000,000	475,704,900
2.13%	05/15/25		2,927,410,000	2,874,121,917
U.S. Treasury Notes - Treasury Inflation Indexed Notes
0.13%	04/15/16	[11]	1,089,377,885	1,094,824,775
0.13%	04/15/17	[11]	140,534,398	142,488,669
0.13%	07/15/24	[11]	460,544,964	449,491,963

				14,375,474,158

Total U.S. Treasury Securities (Cost $17,761,119,283)				17,703,424,427

Total Bonds – 98.28% (Cost $64,944,170,853)				65,361,130,588

Issues	Notional Amount (000’s)	Value
PURCHASED SWAPTIONS — 0.00%
Option to enter into a 5-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.00% annually; Option Expiration Date of 01/14/19. Counterparty: Barclays, Inc.	57,150	979,631

Option to enter into a 5-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.00% annually; Option Expiration Date of 01/14/19. Counterparty: Morgan Stanley	90,000	1,542,726

Total Purchased Swaptions (Cost $9,841,750)		2,522,357

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 15.02%
Commercial paper — 0.59%
Macquarie Bank Ltd. (Australia)
0.16%[12]	08/26/15	[3,4]	190,000,000	189,942,540
0.25%[12]	09/02/15	[3,4]	200,000,000	199,928,888

				389,871,428

Foreign Government Obligations — 0.51%
Japan Treasury Discount Bill, Series 537 (Japan)
0.01%[12]	12/10/15	[4]	41,550,000,000	339,566,029

Money Market Funds — 2.01%
Dreyfus Cash Advantage Fund
0.01%[13,14]			672,224,064	$672,224,064
Morgan Stanley Institutional Fund
0.04%[13]			663,914,000	663,914,000

				1,336,138,064

U.S. Agency Discount Notes — 11.85%
Federal Home Loan Bank
0.01%[12]	07/06/15		$781,355,000	781,354,219
0.02%[12]	07/15/15		816,100,000	816,096,736
0.03%[12]	07/17/15		316,000,000	315,998,736
0.03%[12]	07/29/15		916,851,000	916,843,665
0.04%[12]	07/31/15		695,801,000	695,795,434
0.04%[12]	08/19/15		841,750,000	841,715,488
0.05%[12]	08/05/15		425,700,000	425,687,655
0.05%[12]	08/18/15		235,000,000	234,990,600
0.05%[12]	08/28/15		500,000,000	499,976,000
0.06%[12]	08/17/15		305,000,000	304,988,105
0.06%[12]	08/26/15		600,000,000	599,971,800
0.08%[12]	09/04/15		735,240,000	735,172,358
0.18%[12]	07/20/07		712,100,000	712,096,439

				7,880,687,235

U.S. Treasury Bills — 0.06%
U.S. Treasury Bills
0.00%[12]	07/23/15	[15]	17,250,000	17,250,034
0.00%[12]	09/03/15	[15]	18,300,000	18,299,837
0.01%[12]	08/20/15	[15]	6,020,000	6,019,969

				41,569,840

Total Short-Term Investments (Cost $9,979,325,036)				9,987,832,596

Total Investments – 113.30% (Cost $74,933,337,639)[1]				75,351,485,541

Liabilities in Excess of Other Assets – (13.30)%				(8,847,663,331)

Net Assets – 100.00%				$66,503,822,210

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 83

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Currency Purchased	Currency Sold	Unrealized (Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
Forward currency contract to sell Japanese Yen on 12/10/15 at 124.73 Counterparty: Citigroup, Inc.
USD $333,125,948	JPY 41,550,000,000	$(7,404,802)
Net unrealized (depreciation)		$(7,404,802)

Contracts		Unrealized (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
7,181	U.S. Treasury Five Year Note, Expiration September 2015	$ (1,264,531)
19,971	U.S. Treasury Ten Year Note, Expiration September 2015	(12,308,206)
1,523	U.S. Treasury Ultra Bond, Expiration September 2015	(5,331,204)
	Net unrealized (depreciation)	$(18,903,941)

Issues	Notional Amount (000’s)	Premiums (Received)	Value
WRITTEN SWAPTIONS
Option to enter into a 5-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.00% annually; Option Expiration Date of 01/14/19. Counterparty: Barclays, Inc.
	$(216,060)	$ (5,592,141)	(1,284,066)
Option to enter into a 5-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.00% annually; Option Expiration Date of 01/14/19. Counterparty: Morgan Stanley
	(340,000)	(8,730,000)	(2,020,654)

Total Written Swaptions		$(14,322,141)	$(3,304,720)

Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)	Appreciation/ (Depreciation)	Value
SWAPS: INTEREST RATE
The Fund pays a fixed rate equal to 2.48% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays, Inc.
11/15/27	$–	$50,120	$(1,909,260)	$(1,909,260)
The Fund pays a fixed rate equal to 2.42% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays, Inc.
11/15/27	–	49,760	(1,389,505)	(1,389,505)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 2.75% quarterly. Counterparty: Barclays, Inc.
02/17/42	–	54,815	1,049,256	1,049,256
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 2.72% quarterly. Counterparty: Barclays, Inc.
02/17/42	–	45,000	1,085,925	1,085,925

Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)	Appreciation/ (Depreciation)	Value
SWAPS: INTEREST RATE (continued)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 2.72% quarterly. Counterparty: Morgan Stanley
02/17/42	$–	$ 45,000	$ 1,085,925	$ 1,085,925
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 2.72% quarterly. Counterparty: Citigroup, Inc.
08/15/42	–	53,985	1,457,974	1,457,974
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 3.68% quarterly. Clearinghouse: Chicago Mercantile Exchange
11/15/43	–	50,000	(7,493,178)	(7,493,178)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 3.68% quarterly. Clearinghouse: Chicago Mercantile Exchange
11/15/43	–	43,685	(6,540,778)	(6,540,778)

	$–	$392,365	$(12,653,641)	$(12,653,641)

Notes:

[1]	Cost for federal income tax purposes is $74,945,046,036 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$995,899,299
Gross unrealized (depreciation)	(589,459,794)

Net unrealized appreciation	$406,439,505

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2015.

[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[5]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.14% cash or 8.64% payment-in-kind interest.

[6]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.73% cash or 9.23% payment-in-kind interest.

[7]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $31,218,057, which is 0.05% of total net assets.

[8]	Non-income producing security.

[9]	Security is currently in default with regard to scheduled interest or principal payments.

[10]	Zero coupon bond. The rate shown is the effective yield as of June 30, 2015.

[11]	Inflation protected security. Principal amount reflects original security face amount.

[12]	Represents annualized yield at date of purchase.

[13]	Represents the current yield as of June 30, 2015.

[14]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $7,857,610.

[15]	Securities, or a portion thereof, pledged as collateral for futures and put options written. The total market value of collateral pledged is $39,469,961.

†	Fair valued security. The aggregate value of fair valued securities is $114,650,651, which is 0.17% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

See accompanying notes to Schedule of Portfolio Investments.

84 / N-Q Report June 2015

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(IO): Interest only

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term Note

(PIK): Payment in kind

(PO): Principal only

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. dollar

(WI): When issued

(YCD): Yankee Certificate of Deposit

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 85

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 90.52
BANK LOANS — 7.17%*
Automotive — 0.77%
Navistar, Inc., Term Loan B, 1st Lien
5.75%	08/17/17	[2]	$10,000,000	$10,035,950

Communications — 0.51%
Level 3 Financing, Inc., Term Loan, Tranche B 2020, 1st Lien
4.00%	01/15/20	[2]	2,000,000	2,003,130
Level 3 Financing, Inc., Term Loan, Tranche B-III 2019
4.00%	08/01/19	[2]	2,250,000	2,253,521
NEP/NCP Holdco, Term Loan B, 1st Lien
10.00%	07/22/20	[2]	1,451,250	1,442,782
Numericable U.S. LLC, Term Loan B1, 1st Lien
4.50%	04/23/20	[2]	533,473	535,474
Numericable U.S. LLC, Term Loan B2, 1st Lien
4.50%	04/23/20	[2]	461,527	463,258

				6,698,165

Consumer Discretionary — 0.31%
Hilton Worldwide Finance LLC, Term Loan B2
3.50%	09/23/20	[2]	3,998,356	4,004,613

Electric — 1.76%
Boston Generating LLC, Term Loan, 1st Lien[3]
0.00%	06/30/15	2,4,5,6,†	254,344	–
FR Utility Services LLC, Term Loan B, 1st Lien
6.75%	10/18/19	[2]	10,119,015	10,173,810
Moxie Liberty LLC (Panda), Term Loan B1, 1st Lien
7.50%	08/21/20	[2]	5,400,000	5,413,500
Panda Temple Power II LLC, Term Loan
7.25%	04/03/19	[2]	925,000	878,750
Viva Alamo LLC, Term Loan B, 1st Lien
5.25%	02/20/21	[2]	6,598,311	6,515,832

				22,981,892

Energy — 1.82%
Drillships Financing Holding, Term Loan B1, 1st Lien
6.00%	03/31/21	[2]	2,313,948	1,899,358
Entegra TC LLC, Senior Secured Term Loan, 3rd Lien
9.25%	10/02/20	[2]	9,320,948	9,204,437
Harvey Gulf International Marine, Term Loan B, 1st Lien
5.50%	06/18/20	[2]	6,140,625	4,983,762

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Energy (continued)
Pacific Drilling SA, Term Loan B, 1st Lien
4.50%	06/03/18	[2]	$982,456	$794,561
Power Buyer LLC, Delayed Draw Term Loan, 1st Lien
4.25%	05/06/20	[2]	23,376	23,405
Power Buyer LLC, Term Loan B, 1st Lien
4.25%	05/06/20	[2]	435,556	436,100
Power Buyer LLC, Term Loan, 2nd Lien
8.25%	11/06/20	[2]	4,150,000	4,108,500
Sabine Oil & Gas NFR Energy, Term Loan, 2nd Lien[3]
8.75%	12/31/18	[2,6]	6,350,000	2,241,042

				23,691,165

Finance — 0.21%
ILFC AIG, Term Loan B, 1st Lien
3.50%	02/27/21	[2]	2,750,000	2,749,312

Health Care — 0.49%
CHS/Community Health Systems, Inc., Term Loan G, 1st Lien
3.75%	12/31/19	[2]	1,217,001	1,218,699
CHS/Community Health Systems, Inc., Term Loan H, 1st Lien
4.00%	01/27/21	[2]	2,239,249	2,245,866
RegionalCare Hospital Partners, Inc., Senior Secured Term Loan, 1st Lien
5.25%	04/23/19	[2]	2,970,000	2,962,575

				6,427,140

Industrials — 0.92%
BWAY Holding Co., Term Loan B, 1st Lien
5.50%	08/14/20	[2]	3,980,000	3,991,602
Jazz Acquisition, Inc., Term Loan, 2nd Lien
7.75%	06/19/22	[2]	1,500,000	1,458,750
OSG International, Inc., Term Loan B-Exit, 1st Lien
5.75%	08/05/19	[2]	1,980,000	1,989,900
Synagro Infrastructure, Term Loan, 1st Lien
6.25%	08/22/20	[2]	4,713,605	4,525,060

				11,965,312

Retail — 0.38%
Family Tree Escrow LLC, Term Loan B2, 1st Lien
4.25%	03/09/22	[2]	4,900,000	4,893,875

Total Bank Loans
(Cost $102,277,199)				93,447,424

See accompanying notes to Schedule of Portfolio Investments.

86 / N-Q Report June 2015

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES — 83.32%*
Automotive — 1.20%
Fiat Chrysler Automobiles NV (Netherlands)
4.50%	04/15/20	[7,8]	$2,250,000	$2,244,375
Lear Corp.
5.25%	01/15/25		4,205,000	4,152,437
Tenneco, Inc.
5.38%	12/15/24		2,600,000	2,684,500
ZF North America Capital, Inc.
4.50%	04/29/22	[8]	6,650,000	6,547,257

				15,628,569

Banking — 0.88%
Ally Financial, Inc.
4.75%	09/10/18		4,530,000	4,688,550
Ally Financial, Inc. (WI)
6.25%	12/01/17		1,650,000	1,765,500
7.50%	09/15/20		4,270,000	4,985,225

				11,439,275

Communications — 21.53%
Altice Financing SA (Luxembourg)
6.63%	02/15/23	[7,8]	2,300,000	2,294,250
Altice SA (Luxembourg)
7.63%	02/15/25	[7,8]	2,530,000	2,390,850
Altice U.S. Finance I Corp.
5.38%	07/15/23	[8]	5,225,000	5,107,438
Altice U.S. Finance II Corp.
7.75%	07/15/25	[8]	7,765,000	7,570,875
Altice U.S. Finance SA (Luxembourg)
7.75%	07/15/25	[7,8]	6,510,000	6,265,875
Cable One, Inc.
5.75%	06/15/22	[8]	3,420,000	3,471,300
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%	05/01/23	[8]	8,460,000	8,259,075
5.88%	05/01/27	[8]	4,100,000	4,012,875
6.50%	04/30/21		5,390,000	5,649,394
6.63%	01/31/22		800,000	836,000
CenturyLink, Inc., Series T
5.80%	03/15/22		4,000,000	3,835,000
Clear Channel Worldwide Holdings, Inc., Series B
6.50%	11/15/22		11,703,000	12,229,635
CommScope, Inc.
4.38%	06/15/20	[8]	1,525,000	1,544,063
CSC Holdings LLC
5.25%	06/01/24		1,175,000	1,133,875
6.75%	11/15/21		10,555,000	11,161,913
DISH DBS Corp.
5.88%	11/15/24		7,960,000	7,666,475

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
DISH DBS Corp. (WI)
6.75%	06/01/21		$10,155,000	$10,611,975
Frontier Communications Corp.
7.13%	03/15/19		2,170,000	2,245,950
Frontier Communications Corp. (WI)
8.50%	04/15/20		5,400,000	5,710,500
Inmarsat Finance PLC (United Kingdom)
4.88%	05/15/22	[7,8]	7,305,000	7,067,587
Intelsat Jackson Holdings SA (Luxembourg)
7.25%	10/15/20	[7]	6,980,000	6,945,100
8.13%	06/01/23	[7]	5,170,000	4,316,950
Intelsat Jackson Holdings SA (WI) (Luxembourg)
7.50%	04/01/21	[7]	17,580,000	17,448,150
Level 3 Communications, Inc.
5.75%	12/01/22		2,000,000	2,000,000
Level 3 Financing, Inc.
5.13%	05/01/23	[8]	4,500,000	4,412,812
LIN Television Corp.
6.38%	01/15/21		4,860,000	4,987,575
Lynx I Corp. (United Kingdom)
5.38%	04/15/21	[7,8]	2,781,900	2,875,789
MetroPCS Wireless, Inc.
6.63%	11/15/20		14,142,000	14,743,035
Nexstar Broadcasting, Inc.
6.13%	02/15/22	[8]	650,000	661,375
Numericable Group SA (France)
4.88%	05/15/19	[7,8]	8,075,000	8,014,437
Outfront Media Capital LLC/Outfront Media Capital Corp. (WI)
5.25%	02/15/22		3,730,000	3,785,950
5.88%	03/15/25		5,765,000	5,952,363
Qwest Corp.
6.75%	12/01/21		5,155,000	5,716,011
7.25%	09/15/25		5,055,000	5,781,606
Sinclair Television Group, Inc.
5.38%	04/01/21		8,075,000	8,145,656
6.13%	10/01/22		2,865,000	2,950,950
Softbank Corp. (Japan)
4.50%	04/15/20	[7,8]	5,760,000	5,803,488
Sprint Nextel Corp.
9.00%	11/15/18	[8]	20,034,000	22,697,019
9.25%	04/15/22		10,015,000	10,991,462
T-Mobile USA, Inc.
6.25%	04/01/21		350,000	360,500
6.54%	04/28/20		1,440,000	1,511,266
6.63%	04/28/21		3,225,000	3,354,000
Tribune Media Co.
5.88%	07/15/22	[8]	3,400,000	3,434,000

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 87

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Univision Communications, Inc.
5.13%	05/15/23	[8]	$5,175,000	$5,045,625
5.13%	02/15/25	[8]	5,000,000	4,844,750
Virgin Media Secured Finance PLC (United Kingdom)
5.25%	01/15/21	[7]	1,105,000	1,169,919
5.25%	01/15/26	[7,8]	5,600,000	5,425,000
5.50%	01/15/25	[7,8]	5,500,000	5,534,375
6.38%	04/15/23	[7,8]	1,455,000	1,509,562
Windstream Services LLC
6.38%	08/01/23		1,500,000	1,226,250

				280,709,880

Consumer Discretionary — 3.02%
Cott Beverages, Inc.
6.75%	01/01/20	[8]	7,890,000	8,185,875
DS Services of America, Inc.
10.00%	09/01/21	[8]	3,845,000	4,517,875
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. (WI)
5.63%	10/15/21		995,000	1,038,482
NCL Corp. Ltd. (Bermuda)
5.25%	11/15/19	[7,8]	2,505,000	2,577,019
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (WI)
5.75%	10/15/20		14,260,000	14,669,975
RSI Home Products, Inc.
6.50%	03/15/23	[8]	5,270,000	5,322,700
Spectrum Brands, Inc.
5.75%	07/15/25	[8]	2,990,000	3,049,800

				39,361,726

Electric — 6.01%
AES Corp.
4.88%	05/15/23		5,975,000	5,721,063
7.38%	07/01/21		3,625,000	3,996,563
AES Red Oak LLC, Series A
8.54%	11/30/19		1,950,241	2,086,758
Calpine Corp.
5.88%	01/15/24	[8]	8,000,000	8,500,000
6.00%	01/15/22	[8]	3,200,000	3,404,160
DPL, Inc.
6.50%	10/15/16		90,000	93,150
Dynegy, Inc.
6.75%	11/01/19	[8]	4,680,000	4,904,640
FPL Energy National Wind Portfolio LLC
6.13%	03/25/19	[8]	302,232	303,743
Homer City Generation LP (PIK)
8.14%	10/01/19	[9]	7,366,213	7,485,914
8.73%	10/01/26	[10]	20,070,935	20,472,353

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Indiantown Cogeneration LP, Series A-10
9.77%	12/15/20		$630,495	$725,857
Mirant Americas Generation LLC
8.50%	10/01/21		5,709,000	5,452,095
Mirant Mid Atlantic Pass-Through Trust, Series C
10.06%	12/30/28		2,844,940	3,129,434
RJS Power Holdings LLC
4.63%	07/15/19	[8]	8,135,000	8,012,975
Talen Energy Supply LLC
6.50%	06/01/25	[8]	4,000,000	4,010,000

				78,298,705

Energy — 16.03%
American Energy-Permian Basin LLC/AEPB Finance Corp.
6.78%	08/01/19	[2,8]	1,600,000	1,107,392
8.00%	06/15/20	[8]	1,470,000	1,447,950
Approach Resources, Inc.
7.00%	06/15/21		1,725,000	1,569,750
Arch Coal, Inc.
7.00%	06/15/19		8,415,000	1,262,250
8.00%	01/15/19	[8]	5,990,000	1,287,850
Boardwalk Pipelines LLC
4.95%	12/15/24		4,500,000	4,420,620
Chaparral Energy, Inc.
9.88%	10/01/20		5,660,000	4,641,200
Chesapeake Energy Corp.
5.75%	03/15/23		1,600,000	1,456,000
6.63%	08/15/20		7,450,000	7,301,000
Concho Resources, Inc.
5.50%	04/01/23		9,826,000	9,875,130
Crestwood Midstream Partners LP/ Crestwood Midstream Finance Corp.
6.13%	03/01/22		4,330,000	4,438,250
El Paso LLC, Series G (MTN)
7.80%	08/01/31		4,681,000	5,358,926
Energy Transfer Partners LP
3.30%	11/01/66	[2]	21,987,000	18,908,820
5.50%	06/01/27		2,530,000	2,536,325
Gulfport Energy Corp.
6.63%	05/01/23	[8]	1,100,000	1,119,250
Halcon Resources Corp.
8.63%	02/01/20	[8]	2,990,000	2,963,838
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.88%	12/01/24		10,600,000	10,441,000
4.88%	06/01/25		3,095,000	3,033,100
MEG Energy Corp. (Canada)
6.50%	03/15/21	[7,8]	430,000	412,800

See accompanying notes to Schedule of Portfolio Investments.

88 / N-Q Report June 2015

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
7.00%	03/31/24	[7,8]	$7,515,000	$7,242,581
Newfield Exploration Co.
5.38%	01/01/26		2,540,000	2,524,125
5.63%	07/01/24		4,045,000	4,120,844
NGPL Pipe Co. LLC
7.12%	12/15/17	[8]	8,810,000	9,074,300
Peabody Energy Corp.
4.75%	12/15/41		28,795,000	5,003,131
6.50%	09/15/20		795,000	274,275
10.00%	03/15/22	[8]	530,000	331,250
Penn Virginia Corp.
8.50%	05/01/20		5,200,000	4,693,000
QEP Resources, Inc.
5.25%	05/01/23		10,098,000	9,719,325
Range Resources Corp.
4.88%	05/15/25	[8]	4,535,000	4,422,305
Regency Energy Partners LP/Regency Energy Finance Corp.
5.88%	03/01/22		4,788,000	5,125,703
Rockies Express Pipeline LLC
5.63%	04/15/20	[8]	4,445,000	4,600,575
6.00%	01/15/19	[8]	3,185,000	3,348,231
6.88%	04/15/40	[8]	1,390,000	1,466,450
Rose Rock Midstream LP/Rose Rock Finance Corp.
5.63%	07/15/22		5,915,000	5,811,488
Sabine Pass Liquefaction LLC
5.63%	02/01/21		12,090,000	12,392,250
5.75%	05/15/24		2,650,000	2,653,312
6.25%	03/15/22		2,050,000	2,142,250
Sabine Pass LNG LP
7.50%	11/30/16		1,855,000	1,957,025
Seventy Seven Energy, Inc.
6.50%	07/15/22		1,291,000	826,240
Southern Star Central Corp.
5.13%	07/15/22	[8]	6,885,000	7,022,700
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
7.50%	07/01/21		5,695,000	6,008,225
Sunoco LP/Finance Corp.
6.38%	04/01/23	[8]	3,600,000	3,753,000
Transocean, Inc. (Cayman Islands)
4.30%	10/15/22	[7]	1,475,000	1,117,312
Walter Energy, Inc.[3]
9.50%	10/15/19	[6,8]	7,490,000	4,082,050
Walter Energy, Inc. (PIK)
11.00%	04/01/20	[6,8,11]	15,537,550	854,565
Walter Energy, Inc. (WI)[3]
8.50%	04/15/21	[6]	8,905,000	311,675

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Whiting Petroleum Corp.
5.00%	03/15/19		$9,915,000	$9,791,062
WPX Energy, Inc.
5.25%	09/15/24		5,005,000	4,648,644

				208,899,344

Entertainment — 0.11%
Carmike Cinemas, Inc.
6.00%	06/15/23	[8]	1,470,000	1,490,213

Finance — 7.41%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland)
4.25%	07/01/20	[7]	2,820,000	2,825,288
5.00%	10/01/21	[7,8]	2,275,000	2,347,629
Ally Financial, Inc.
4.13%	02/13/22		6,080,000	5,852,000
4.63%	05/19/22		2,495,000	2,466,931
Alta Wind Holdings LLC
7.00%	06/30/35	[8]	2,091,538	2,447,131
Chase Capital II, Series B
0.78%	02/01/27	[2]	1,790,000	1,534,957
Chase Capital VI
0.90%	08/01/28	[2]	4,000,000	3,460,000
CIT Group, Inc.
5.00%	08/15/22		750,000	744,375
5.25%	03/15/18		2,900,000	3,005,270
6.63%	04/01/18	[8]	10,846,000	11,537,433
Citigroup, Inc.
0.83%	08/25/36	[2]	9,460,000	7,283,366
Energizer SpinCo, Inc.
5.50%	06/15/25	[8]	6,000,000	5,925,000
General Motors Financial Co., Inc.
4.00%	01/15/25		2,500,000	2,458,070
4.38%	09/25/21		4,925,000	5,108,259
International Lease Finance Corp.
6.25%	05/15/19		4,000,000	4,335,000
7.13%	09/01/18	[8]	7,705,000	8,583,370
JPMorgan Chase Capital XIII, Series M
1.23%	09/30/34	[2]	4,917,000	4,173,304
JPMorgan Chase Capital XXI, Series U
1.23%	02/02/37	[2]	2,750,000	2,289,375
JPMorgan Chase Capital XXIII
1.27%	05/15/47	[2]	2,320,000	1,841,500
National Financial Partners Corp.
9.00%	07/15/21	[8]	2,540,000	2,514,600
Navient Corp.
5.00%	10/26/20		2,650,000	2,603,625
Navient Corp. (MTN)
5.50%	01/15/19		3,595,000	3,684,875

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 89

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Nielsen Co., Luxembourg SARL (Luxembourg)
5.50%	10/01/21	[7,8]	$5,020,000	$5,076,475
ZFS Finance USA Trust II
6.45%	12/15/65	[2,8]	4,450,000	4,550,125

				96,647,958

Food — 0.21%
HJ Heinz Co.
4.88%	02/15/25	[8]	2,500,000	2,728,125

Gaming — 0.87%
Boyd Gaming Corp.
6.88%	05/15/23		5,540,000	5,706,200
Isle of Capri Casinos, Inc.
5.88%	03/15/21		2,850,000	2,942,625
Pinnacle Entertainment, Inc.
6.38%	08/01/21		2,540,000	2,705,227

				11,354,052

Health Care — 12.32%
Alere, Inc.
7.25%	07/01/18		1,820,000	1,913,275
CHS/Community Health Systems, Inc.
5.13%	08/15/18		6,115,000	6,283,163
5.13%	08/01/21		1,333,000	1,361,326
7.13%	07/15/20		2,000,000	2,124,000
DaVita HealthCare Partners, Inc.
5.00%	05/01/25		4,200,000	4,055,625
5.13%	07/15/24		9,380,000	9,262,750
Endo Finance LLC/Endo Finco, Inc.
5.38%	01/15/23	[8]	2,230,000	2,207,700
6.00%	07/15/23	[8]	5,700,000	5,856,750
7.25%	01/15/22	[8]	895,000	954,294
Fresenius Medical Care U.S. Finance II, Inc.
4.13%	10/15/20	[8]	2,000,000	2,022,500
5.63%	07/31/19	[8]	5,366,000	5,822,110
5.75%	02/15/21	[8]	1,705,000	1,824,350
5.88%	01/31/22	[8]	720,000	766,800
HCA, Inc.
4.75%	05/01/23		2,700,000	2,733,750
5.25%	04/15/25		2,750,000	2,870,313
6.50%	02/15/20		15,896,000	17,803,520
7.50%	12/15/23		3,565,000	3,939,325
HealthSouth Corp.
5.75%	11/01/24		3,240,000	3,321,000
Hologic, Inc.
5.25%	07/15/22	[8]	2,375,000	2,431,406
LifePoint Hospitals, Inc.
5.50%	12/01/21		7,760,000	8,041,300

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (Luxembourg)
5.50%	04/15/25	[7,8]	$500,000	$486,875
5.75%	08/01/22	[7,8]	11,500,000	11,801,875
Quintiles Transnational Corp.
4.88%	05/15/23	[8]	5,400,000	5,440,500
Tenet Healthcare Corp.
4.50%	04/01/21		6,190,000	6,159,050
6.00%	10/01/20		13,758,000	14,703,862
6.75%	06/15/23	[8]	3,725,000	3,808,812
Valeant Pharmaceuticals International, Inc. (Canada)
5.50%	03/01/23	[7,8]	6,600,000	6,649,500
6.75%	08/15/21	[7,8]	2,701,000	2,822,545
VRX Escrow Corp. (Canada)
5.38%	03/15/20	[7,8]	2,659,000	2,752,065
VRX/Valeant Pharmaceuticals Escrow Corp. (Canada)
5.88%	05/15/23	[7,8]	3,045,000	3,136,350
6.13%	04/15/25	[7,8]	11,900,000	12,242,720
WellCare Health Plans, Inc.
5.75%	11/15/20		4,805,000	5,015,219

				160,614,630

Holding Companies — 0.36%
Entegra TC LLC/Entegra Issuance Corp., Series A (PIK)
10.00%	10/03/17	[2,8,12]	4,540,943	4,665,819

Homebuilding — 0.16%
Shea Homes LP/Shea Homes Funding Corp.
6.13%	04/01/25	[8]	2,080,000	2,106,000

Industrials — 3.93%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)
3.29%	12/15/19	[2,7,8]	9,445,000	9,220,681
Ball Corp.
4.00%	11/15/23		4,340,000	4,052,475
Berry Plastics Corp.
5.13%	07/15/23		4,870,000	4,766,513
Coveris Holdings SA (Luxembourg)
7.88%	11/01/19	[7,8]	3,520,000	3,520,000
KLX, Inc.
5.88%	12/01/22	[8]	6,800,000	6,909,820
Owens-Brockway Glass Container, Inc.
5.00%	01/15/22	[8]	2,600,000	2,577,250
SBA Communications Corp.
4.88%	07/15/22		2,500,000	2,446,875
5.63%	10/01/19		2,500,000	2,606,375

See accompanying notes to Schedule of Portfolio Investments.

90 / N-Q Report June 2015

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials (continued)
Sealed Air Corp.
5.50%	09/15/25	[8]	$2,300,000	$2,317,365
TransDigm, Inc.
5.50%	10/15/20		5,150,000	5,143,562
6.50%	05/15/25	[8]	6,125,000	6,086,719
TransDigm, Inc. (WI)
6.50%	07/15/24		1,605,000	1,592,962

				51,240,597

Information Technology — 3.47%
Audatex North America, Inc.
6.00%	06/15/21	[8]	10,875,000	11,214,844
First Data Corp.
6.75%	11/01/20	[8]	8,834,000	9,358,563
Freescale Semiconductor, Inc.
5.00%	05/15/21	[8]	3,690,000	3,819,150
IHS, Inc.
5.00%	11/01/22	[8]	2,500,000	2,493,750
MSCI, Inc.
5.25%	11/15/24	[8]	2,400,000	2,436,000
NXP BV/NXP Funding LLC (Netherlands)
4.13%	06/15/20	[7,8]	5,050,000	5,100,500
4.63%	06/15/22	[7,8]	3,540,000	3,500,175
SS&C Technologies Holdings, Inc.
5.88%	07/15/23	[8]	7,230,000	7,320,375

				45,243,357

Insurance — 0.27%
CNO Financial Group, Inc.
4.50%	05/30/20		3,505,000	3,566,338

Materials — 1.19%
ArcelorMittal (Luxembourg)
10.60%	06/01/19	[7]	3,525,000	4,234,406
Momentive Performance Materials, Inc.
3.88%	10/24/21		4,625,000	4,174,062
8.88%	10/15/20	[4]	4,625,000	–
Platform Specialty Products Corp.
6.50%	02/01/22	[8]	4,500,000	4,668,750
WR Grace & Co./Connecticut
5.13%	10/01/21	[8]	2,465,000	2,489,650

				15,566,868

Real Estate Investment Trust (REIT) — 0.55%
Crown Castle International Corp.
4.88%	04/15/22		2,490,000	2,521,125
DuPont Fabros Technology LP (WI)
5.88%	09/15/21		4,500,000	4,578,750

				7,099,875

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Retail — 0.19%
Family Tree Escrow LLC
5.75%	03/01/23	[8]	$2,350,000	$2,467,500

Services — 0.61%
ESH Hospitality, Inc.
5.25%	05/01/25	[8]	4,400,000	4,301,000
United Rentals North America, Inc.
4.63%	07/15/23		3,720,000	3,664,200

				7,965,200

Transportation — 3.00%
American Airlines Pass-Through Trust, Series 2013-1, Class B
5.63%	01/15/21	[8]	11,221,409	11,614,158
Continental Airlines Pass-Through Trust, Series 2007, Class 1B
6.90%	04/19/22		4,439,127	4,716,573
Continental Airlines Pass-Through Trust, Series 2009, Class 1
9.00%	07/08/16		1,215,057	1,294,036
Delta Air Lines Pass-Through Trust, Series 2002, Class G1
6.72%	01/02/23		12,237,607	14,042,654
Delta Air Lines Pass-Through Trust, Series 2009, Class B1
9.75%	12/17/16		1,038,460	1,139,066
US Airways Pass-Through Trust, Series 2010-1, Class A
6.25%	04/22/23		1,854,412	2,076,941
US Airways Pass-Through Trust, Series 2012, Class 2B
6.75%	06/03/21		987,446	1,073,847
US Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		2,758,752	3,100,147

				39,057,422

Total Corporates (Cost $1,138,506,675)				1,086,151,453

MORTGAGE-BACKED — 0.03%**
Non-Agency Mortgage-Backed — 0.03%
BHN I Mortgage Fund, Series 2000-1, Class AF (Argentina)[3]
8.00%	01/31/20	4,6,7,8,†	2,890	1
Countrywide Asset-Backed Certificates, Series 2007-13, Class 2A1
1.08%	10/25/47	[2]	440,344	395,361

Total Mortgage-Backed (Cost $318,762)				395,362

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 91

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

			Value
Total Bonds – 90.52% (Cost $1,241,102,636)			$1,179,994,239

Issues		Shares	Value
COMMON STOCK — 1.63%
Energy — 1.01%
MACH Gen LLC, Common Units[4,8]		347,486	13,247,904

Secured Assets — 0.62%
Entegra TC LLC[13]		28,545	8,063,963

Total Common Stock (Cost $45,880,089)			21,311,867

Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 3.20%
Money Market Funds — 2.06%
Dreyfus Cash Advantage Fund
0.01%[14]		$13,433,000	13,433,000
Morgan Stanley Institutional Fund
0.04%[14]		13,433,000	13,433,000

			26,866,000

U.S. Agency Discount Notes — 1.14%
Federal Home Loan Bank
0.01%[15]	07/06/15	14,790,000	14,789,985

Total Short-Term Investments (Cost $41,655,897)			41,655,985

Total Investments – 95.35% (Cost $1,328,638,622)[1]			1,242,962,091

Cash and Other Assets, Less Liabilities – 4.65%			60,641,218

Net Assets – 100.00%			$1,303,603,309

Expiration Date	Premiums Paid	Notional Amount (000’s)[a]	Appreciation/ (Depreciation)	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Alcoa, Inc., 5.72%, due 02/23/19 Counterparty: Morgan Stanley
03/20/19	$305,103	$10,000	$(251,655)	$53,448
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Freeport-McMoran Copper & Gold, Inc., 3.55%, due 03/01/22 Counterparty: Credit Suisse First Boston
03/20/19	159,773	9,850	98,896	258,669

Expiration Date	Premiums Paid	Notional Amount (000’s)[a]	Appreciation/ (Depreciation)	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES (continued)
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Alcoa, Inc., 5.72%, due 02/23/19 Counterparty: Goldman Sachs, Inc.
03/20/19	$ 243,503	$ 9,750	$ (191,391)	$ 52,112
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Alcoa, Inc., 5.72%, due 02/23/19 Counterparty: Goldman Sachs, Inc.
03/20/19	285,391	9,650	(233,813)	51,578
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Teck Resources Limited, 3.15%, due 01/15/17. Counterparty: Morgan Stanley
03/20/19	138,047	5,000	129,827	267,874
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Teck Resources Limited., 3.15%, due 01/15/17. Counterparty: Morgan Stanley
03/20/19	134,719	5,000	133,155	267,874

	$1,266,536	$49,250	$(314,981)	$951,555

[a]	The maximum potential payment the Fund could receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

Notes:

[1]	Cost for federal income tax purposes is $1,329,417,541 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$17,938,107
Gross unrealized (depreciation)	(104,393,557)

Net unrealized (depreciation)	$(86,455,450)

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2015.

[3]	Non-income producing security.

[4]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $21,313,135, which is 1.63% of total net assets.

[5]	Worthless due to company bankruptcy filing.

[6]	Security is currently in default with regard to scheduled interest or principal payments.

[7]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[8]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[9]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.14% cash or 8.64% payment-in-kind interest.

[10]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.73% cash or 9.23% payment-in-kind interest.

[11]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 11.00% cash or 12.00% payment-in-kind interest.

[12]	Payment-in-kind (“PIK”) security. Income paid in additional securities.

[13]	All or a portion of this security is owned by Metropolitan West HY Sub I LLC, a consolidated subsidiary.

[14]	Represents the current yield as of June 30, 2015.

[15]	Represents annualized yield at date of purchase.

†	Fair valued security. The aggregate value of fair valued securities is $1, which is 0.00% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

See accompanying notes to Schedule of Portfolio Investments.

92 / N-Q Report June 2015

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(MTN): Medium-term note

(PIK): Payment in kind

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 93

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 89.86%
ASSET-BACKED SECURITIES — 16.88%**
321 Henderson Receivables VI LLC Series 2010-1A, Class B
9.31%	07/15/61	[2]	$607,429	$745,445
Access Group, Inc., Series 2001, Class 2A1
0.64%	05/25/29	[3]	2,777,817	2,635,224
American Money Management Corp., Series 2013-13A, Class A1L (Cayman Islands)
1.73%	01/24/26	[2,3,4]	1,150,000	1,148,979
American Money Management Corp., Series 2014-14A, Class A1L (Cayman Islands)
1.73%	07/27/26	[2,3,4]	3,090,000	3,089,818
ARES CLO Ltd., Series 2007-12A, Class A (Cayman Islands)
0.91%	11/25/20	[2,3,4]	540,601	534,978
ARES XXVI CLO Ltd., Series 2013-1A, Class A (Cayman Islands)
1.38%	04/15/25	[2,3,4]	1,900,000	1,879,514
Babson CLO Ltd., Series 2013-IA, Class A (Cayman Islands)
1.38%	04/20/25	[2,3,4]	1,400,000	1,385,391
Babson CLO Ltd., Series 2014-IA, Class A1 (Cayman Islands)
1.77%	07/12/25	[2,3,4]	1,800,000	1,800,264
Babson CLO Ltd., Series 2015-IA, Class A (Cayman Islands)
1.71%	04/20/27	[2,3,4]	2,500,000	2,500,693
Betony CLO Ltd., Series 2015-1A, Class A (Cayman Islands)
1.82%	04/15/27	[2,3,4]	4,750,000	4,753,817
Brazos Higher Education Authority, Inc., Series 2005-3, Class A16
0.47%	06/25/26	[3]	150,000	146,708
Brazos Higher Education Authority, Inc., Series 2006-2, Class A9
0.29%	12/26/24	[3]	35,195	33,976
Brazos Higher Education Authority, Inc., Series 2011-1, Class A2
1.06%	02/25/30	[3]	144,027	144,522
CAL Funding II Ltd., Series 2012-1A, Class A (Bermuda)
3.47%	10/25/27	[2,4]	256,667	259,936
Cedar Funding Ltd., Series 2014-3A, Class A1 (Cayman Islands)
1.69%	05/20/26	[2,3,4]	5,284,000	5,296,936
CIFC Funding Ltd., Series 2012-2A, Class A1R (Cayman Islands)
1.63%	12/05/24	[2,3,4]	1,900,000	1,900,036
CIT Education Loan Trust, Series 2007-1, Class A
0.36%	03/25/42	[2,3]	4,447,116	4,155,154

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
CIT Education Loan Trust, Series 2007-1, Class B
0.57%	06/25/42	[2,3]	$3,978,719	$3,592,117
Clear Creek CLO Ltd., Series 2015-1A, Class A (Cayman Islands)
1.71%	04/20/27	[2,3,4]	4,500,000	4,502,261
Dryden 37 Senior Loan Fund, Series 2015-37A, Class A (Cayman Islands)
1.82%	04/15/27	[2,3,4]	4,270,000	4,273,385
Dryden Senior Loan Fund, Series 2013-28A, Class A1L (Cayman Islands)
1.37%	08/15/25	[2,3,4]	1,925,000	1,907,777
Eaton Vance CLO Ltd., Series 2014-1A, Class A (Cayman Islands)
1.73%	07/15/26	[2,3,4]	2,000,000	2,000,044
Education Loan Asset-Backed Trust, Series 2013-1A, Class A2
0.98%	04/26/32	[2,3]	3,465,000	3,464,037
Educational Funding of the South, Inc., Series 2012-1, Class A
1.23%	03/25/36	[3]	194,152	196,030
Educational Services of America, Inc., Series 2012-2, Class A
0.91%	04/25/39	[2,3]	352,927	353,408
EFS Volunteer No. 2 LLC, Series 2012-1, Class A2
1.53%	03/25/36	[2,3]	6,400,000	6,524,133
Flagship CLO, Series 2014-8A, Class A (Cayman Islands)
1.84%	01/16/26	[2,3,4]	2,420,000	2,420,406
Flatiron CLO Ltd., Series 2013-1A, Class A1 (Cayman Islands)
1.67%	01/17/26	[2,3,4]	2,390,000	2,388,026
Flatiron CLO Ltd., Series 2014-1A, Class A1 (Cayman Islands)
1.65%	07/17/26	[2,3,4]	1,900,000	1,896,933
GCO Education Loan Funding Trust, Series 2006-2AR, Class A1RN
0.83%	08/27/46	[2,3]	3,065,549	2,964,143
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L
0.35%	05/25/23	[2,3]	191,817	190,731
GE Business Loan Trust, Series 2004-2A, Class A
0.41%	12/15/32	[2,3]	4,312,236	4,165,025
GE Business Loan Trust, Series 2005-1A, Class A3
0.44%	06/15/33	[2,3]	1,195,669	1,160,231
GE Business Loan Trust, Series 2005-2A, Class A
0.43%	11/15/33	[2,3]	6,822,276	6,615,568

See accompanying notes to Schedule of Portfolio Investments.

94 / N-Q Report June 2015

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Global SC Finance SRL, Series 2014-1A, Class A2 (Barbados)
3.09%	07/17/24	[2,4]	$2,307,167	$2,303,673
Goal Capital Funding Trust, Series 2006-1, Class A3
0.40%	11/25/26	[3]	199,479	198,182
Goal Capital Funding Trust, Series 2006-1, Class B
0.73%	08/25/42	[3]	719,901	663,217
Higher Education Funding, Series 2014-1, Class A
1.33%	05/25/34	[2,3]	1,738,567	1,742,892
ING Investment Management CLO Ltd., Series 2013-1A, Class A1 (Cayman Islands)
1.42%	04/15/24	[2,3,4]	1,350,000	1,336,052
Jasper CLO Ltd., Series 2005-1A, Class A (Cayman Islands)
0.55%	08/01/17	[2,3,4]	48,450	48,298
LCM VI LP, Series 2006-6A, Class A (Cayman Islands)
0.52%	05/28/19	[2,3,4]	174,459	172,836
Magnetite XII CLO Ltd., Series 2015-12A, Class A (Cayman Islands)
1.82%	04/15/27	[2,3,4]	4,540,000	4,543,778
National Collegiate Student Loan Trust, Series 2004-2, Class A4
0.49%	11/27/28	[3]	2,965,708	2,912,604
National Collegiate Student Loan Trust, Series 2006-1, Class A3
0.37%	05/25/26	[3]	317,122	316,111
National Collegiate Student Loan Trust, Series 2006-2, Class A2
0.33%	07/25/26	[3]	382,698	381,771
National Collegiate Student Loan Trust, Series 2006-3, Class A3
0.33%	10/25/27	[3]	299,208	296,530
National Collegiate Student Loan Trust, Series 2006-4, Class A2
0.32%	12/27/27	[3]	4,878,953	4,832,752
National Collegiate Student Loan Trust, Series 2007-2, Class A2
0.31%	06/26/28	[3]	5,824,999	5,636,793
Navient Student Loan Trust, Series 2014-1, Class A4
0.93%	02/25/39	[3]	3,840,000	3,790,875
Navient Student Loan Trust, Series 2014-8, Class A3
0.78%	05/27/31	[3]	6,120,000	6,129,652
Navient Student Loan Trust, Series 2015-1, Class A2
0.78%	04/25/40	[3]	9,370,000	9,387,218
Navient Student Loan Trust, Series 2015-1, Class B
1.68%	07/25/52	[3]	5,000,000	4,620,122

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Series 2015-2, Class A1
0.49%	11/25/24	[3]	$9,858,383	$9,862,366
Nelnet Education Loan Funding, Inc., Series 2004-1A, Class B1
1.06%	02/25/36	[2,3]	150,000	111,336
Nelnet Education Loan Funding, Inc., Series 2004-1A, Class B2
1.19%	02/25/36	[2,3]	825,000	631,739
Nelnet Student Loan Trust, Series 2012-5A, Class A
0.78%	10/27/36	[2,3]	230,588	232,599
Nelnet Student Loan Trust, Series 2014-4A, Class A2
1.13%	11/25/43	[2,3]	1,865,000	1,834,973
Nelnet Student Loan Trust, Series 2015-1A, Class A
0.77%	04/25/41	[2,3]	9,121,028	9,095,114
Nelnet Student Loan Trust, Series 2015-3A, Class A3
1.09%	06/25/49	[2,3]	11,000,000	10,643,629
Neuberger Berman CLO Ltd., Series 2014-16A, Class A1 (Cayman Islands)
1.75%	04/15/26	[2,3,4]	1,710,000	1,710,286
Nomad CLO Ltd., Series 2013-1A, Class A1 (Cayman Islands)
1.48%	01/15/25	[2,3,4]	2,330,000	2,316,902
Northstar Education Finance, Inc., Series 2007-1, Class A2
1.03%	01/29/46	[3]	135,000	134,223
PHEAA Student Loan Trust, Series 2013-3A, Class A
0.93%	11/25/42	[2,3]	7,268,333	7,285,796
Race Point CLO Ltd., Series 2012-7A, Class A (Cayman Islands)
1.70%	11/08/24	[2,3,4]	250,000	249,995
Red River CLO Ltd., Series 2001A, Class A (Cayman Islands)
0.55%	07/27/18	[2,3,4]	86,627	85,913
Scholar Funding Trust, Series 2011-A, Class A
1.18%	10/28/43	[2,3]	201,658	202,634
Scholar Funding Trust, Series 2012-B, Class A2
1.29%	03/28/46	[2,3]	150,000	150,756
SLC Student Loan Trust I, Series 2002-2, Class B2
1.64%	07/01/42	[2,3]	100,000	76,495
SLC Student Loan Trust, Series 2004-1, Class B
0.56%	08/15/31	[3]	940,786	867,281
SLC Student Loan Trust, Series 2005-2, Class B
0.55%	03/15/40	[3]	767,059	701,099

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 95

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLC Student Loan Trust, Series 2005-3, Class B
0.52%	06/15/40	[3]	$1,578,565	$1,415,466
SLC Student Loan Trust, Series 2006-1, Class A6
0.45%	12/15/38		13,120,000	11,678,099
SLC Student Loan Trust, Series 2006-1, Class B
0.48%	03/15/39	[3]	1,477,900	1,325,235
SLC Student Loan Trust, Series 2006-2, Class A5
0.37%	09/15/26	[3]	190,000	188,392
SLC Student Loan Trust, Series 2006-2, Class B
0.50%	12/15/39	[3]	1,033,985	923,854
SLC Student Loan Trust, Series 2008-1, Class A4A
1.87%	12/15/32	[3]	5,948,000	6,192,390
SLM Student Loan Trust, Series 2003-11, Class A6
1.02%	12/15/25	[2,3]	250,000	249,669
SLM Student Loan Trust, Series 2003-4, Class A5D
0.99%	03/15/33	[2,3]	3,970,721	3,972,322
SLM Student Loan Trust, Series 2003-7, Class B
0.84%	09/15/39	[3]	5,751,546	5,251,116
SLM Student Loan Trust, Series 2004-10, Class A6A
0.83%	04/27/26	[2,3]	10,700,000	10,713,283
SLM Student Loan Trust, Series 2004-2, Class B
0.75%	07/25/39	[3]	967,843	886,963
SLM Student Loan Trust, Series 2004-5A, Class A5
0.86%	10/25/23	[2,3]	1,485,464	1,489,917
SLM Student Loan Trust, Series 2004-8A, Class A5
0.78%	04/25/24	[2,3]	1,315,443	1,317,311
SLM Student Loan Trust, Series 2005-10, Class A4
0.39%	10/25/19	[3]	1,018,553	1,017,148
SLM Student Loan Trust, Series 2005-4, Class A3
0.40%	01/25/27	[3]	8,880,000	8,706,387
SLM Student Loan Trust, Series 2005-4, Class B
0.46%	07/25/40	[3]	987,400	891,432
SLM Student Loan Trust, Series 2005-6, Class B
0.57%	01/25/44	[3]	5,076,346	4,591,029
SLM Student Loan Trust, Series 2005-8, Class A3
0.39%	10/25/24	[3]	906,125	904,864

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2005-9, Class B
0.58%	01/25/41	[3]	$1,839,777	$1,638,689
SLM Student Loan Trust, Series 2006-10, Class B
0.50%	03/25/44	[3]	5,164,912	4,481,987
SLM Student Loan Trust, Series 2006-2, Class A4
0.37%	10/25/22	[3]	465,047	464,988
SLM Student Loan Trust, Series 2006-2, Class A6
0.45%	01/25/41	[3]	1,800,000	1,647,389
SLM Student Loan Trust, Series 2006-4, Class A5
0.38%	10/27/25	[3]	2,265,079	2,256,201
SLM Student Loan Trust, Series 2006-8, Class A6
0.44%	01/25/41	[3]	1,800,000	1,641,217
SLM Student Loan Trust, Series 2006-9, Class A5
0.38%	01/26/26	[3]	200,000	197,250
SLM Student Loan Trust, Series 2007-1, Class B
0.50%	01/27/42	[3]	4,804,606	4,272,731
SLM Student Loan Trust, Series 2007-3, Class A4
0.34%	01/25/22	[3]	215,000	206,583
SLM Student Loan Trust, Series 2007-6, Class A3
0.61%	01/25/21	[3]	5,912,502	5,913,282
SLM Student Loan Trust, Series 2007-6, Class A4
0.66%	10/25/24	[3]	8,520,000	8,448,175
SLM Student Loan Trust, Series 2007-6, Class B
1.13%	04/27/43	[3]	636,631	578,484
SLM Student Loan Trust, Series 2007-7, Class B
1.03%	10/25/28	[3]	2,195,000	1,977,350
SLM Student Loan Trust, Series 2007-8, Class B
1.28%	04/27/43	[3]	3,135,492	2,947,669
SLM Student Loan Trust, Series 2008-2, Class B
1.48%	01/25/29	[3]	1,000,000	937,535
SLM Student Loan Trust, Series 2008-3, Class B
1.48%	04/25/29	[3]	710,000	663,050
SLM Student Loan Trust, Series 2008-4, Class A4
1.93%	07/25/22	[3]	2,200,000	2,289,938
SLM Student Loan Trust, Series 2008-4, Class B
2.13%	04/25/29	[3]	710,000	692,925

See accompanying notes to Schedule of Portfolio Investments.

96 / N-Q Report June 2015

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-5, Class A3
1.58%	01/25/18	[3]	$85,539	$85,815
SLM Student Loan Trust, Series 2008-5, Class A4
1.98%	07/25/23	[3]	2,930,000	3,037,250
SLM Student Loan Trust, Series 2008-5, Class B
2.13%	07/25/29	[3]	5,315,000	5,318,407
SLM Student Loan Trust, Series 2008-6, Class A3
1.03%	01/25/19	[3]	6,930,000	6,960,886
SLM Student Loan Trust, Series 2008-6, Class B
2.13%	07/25/29	[3]	710,000	710,384
SLM Student Loan Trust, Series 2008-7, Class B
2.13%	07/25/29	[3]	820,000	825,685
SLM Student Loan Trust, Series 2008-8, Class A4
1.78%	04/25/23	[3]	3,210,000	3,262,654
SLM Student Loan Trust, Series 2008-8, Class B
2.53%	10/25/29	[3]	710,000	731,997
SLM Student Loan Trust, Series 2008-9, Class A
1.78%	04/25/23	[3]	8,234,391	8,455,695
SLM Student Loan Trust, Series 2008-9, Class B
2.53%	10/25/29	[3]	5,235,000	5,381,666
SLM Student Loan Trust, Series 2011-1, Class A2
1.33%	10/25/34	[3]	2,680,000	2,720,284
SLM Student Loan Trust, Series 2011-2, Class A1
0.78%	11/25/27	[3]	1,055,615	1,057,983
SLM Student Loan Trust, Series 2011-2, Class A2
1.38%	10/25/34	[3]	4,035,000	4,151,258
SLM Student Loan Trust, Series 2012-1, Class A2
0.63%	11/25/20	[3]	4,466,430	4,473,273
SLM Student Loan Trust, Series 2012-1, Class A3
1.13%	09/25/28	[3]	1,300,000	1,327,317
SLM Student Loan Trust, Series 2012-2, Class A
0.88%	01/25/29	[3]	2,553,886	2,564,780
SLM Student Loan Trust, Series 2012-6, Class A2
0.46%	09/25/19	[3]	3,912,109	3,910,380
SLM Student Loan Trust, Series 2012-7, Class A3
0.83%	05/26/26	[3]	200,000	199,518

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2013-3, Class A2
0.48%	05/26/20	[3]	$3,314,754	$3,312,873
SLM Student Loan Trust, Series 2013-4, Class A
0.73%	06/25/27	[3]	2,643,474	2,635,468
SLM Student Loan Trust, Series 2013-6, Class A2
0.68%	02/25/21	[3]	1,760,000	1,762,041
SLM Student Loan Trust, Series 2013-6, Class A3
0.83%	06/26/28	[3]	4,830,000	4,808,469
SLM Student Loan Trust, Series 2014-1, Class A2
0.56%	07/26/21	[3]	2,320,000	2,316,217
SLM Student Loan Trust, Series 2014-1, Class A3
0.78%	02/26/29	[3]	1,670,000	1,655,571
SoFi Professional Loan Program LLC, Series 2014-A, Class A1
1.78%	06/25/25	[2,3]	1,092,858	1,106,819
SoFi Professional Loan Program, Series 2014-B, Class A1
1.43%	08/25/32	[2,3]	2,817,245	2,830,820
Spirit Master Funding LLC, Series 2013-2A, Class A
5.27%	12/20/43	[2]	1,499,381	1,608,630
Spirit Master Funding LLC, Series 2014-1A, Class A1
5.05%	07/20/40	[2]	147,045	154,397
Structured Receivables Finance LLC, Series 2010-A, Class B
7.61%	01/16/46	2,†	2,362,670	2,863,986
Structured Receivables Finance LLC, Series 2010-B, Class B
7.97%	08/15/36	[2]	1,558,298	1,910,746
TAL Advantage LLC, Series 2006-1, Class NOTE
0.37%	04/20/21	[2,3]	11,667	11,612
Voya CLO Ltd., Series 2014-4A, Class A1 (Cayman Islands)
1.78%	10/14/26	[2,3,4]	2,800,000	2,801,149
Voya CLO Ltd., Series 20150-1A, Class A1 (Cayman Islands)
1.76%	04/18/27	[2,3,4]	4,770,000	4,771,607

Total Asset-Backed Securities (Cost $368,982,622)				369,228,095

BANK LOANS — 0.57%*
Automotive — 0.02%
Navistar, Inc., Term Loan B, 1st Lien
5.75%	08/17/17	[3]	500,000	501,797

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 97

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Electric — 0.21%
Chief Power Finance LLC, Term Loan B, 1st Lien
5.75%	12/31/20	[3]	$4,477,500	$4,499,887

Finance — 0.18%
ILFC AIG, Term Loan B, 1st Lien
3.50%	02/27/21	[3]	3,855,629	3,854,665

Services — 0.16%
AABS Ltd., Term Loan, Series 2013-1, Class A (STEP) (Bermuda)
4.72%	01/15/38	[3,4]	3,421,302	3,541,048

Total Bank Loans (Cost $12,302,879)				12,397,397

CORPORATES — 18.20%*
Automotive — 0.27%
Ford Motor Co.
6.50%	08/01/18		1,000,000	1,129,904
General Motors Co.
4.88%	10/02/23		1,710,000	1,811,357
General Motors Financial Co., Inc.
3.45%	04/10/22		2,000,000	1,964,375
Tenedora Nemak SA de CV (Mexico)
5.50%	02/28/23	[2,4]	1,000,000	1,025,000

				5,930,636

Banking — 2.91%
Abbey National Treasury Services PLC/London (United Kingdom)
3.05%	08/23/18	[4]	425,000	440,031
Banco Continental Sa Via Continental Senior Trustees, Series REGS (Cayman Islands)
5.50%	11/18/20	[4]	950,000	1,023,499
Bank of America Corp.
1.50%	10/09/15		1,000,000	1,001,700
Bank of America Corp. (MTN)
0.93%	12/01/26	[3]	1,600,000	1,393,355
Bank of America N.A. (BKNT)
0.57%	06/15/16	[3]	1,122,000	1,117,846
0.59%	06/15/17	[3]	3,300,000	3,276,689
5.30%	03/15/17		4,575,000	4,846,860
6.00%	06/15/16		2,075,000	2,165,675
6.10%	06/15/17		2,667,000	2,889,223
BBVA Bancomer SA/Texas (Mexico)
6.75%	09/30/22	[2,4]	500,000	553,125
Credit Suisse/New York (YCD) (Switzerland)
0.60%	08/24/15	[3,4]	3,500,000	3,500,007
Discover Bank (BKNT)
3.10%	06/04/20		5,000,000	4,996,655

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
HBOS PLC, Series G (MTN) (United Kingdom)
6.75%	05/21/18	[2,4]	$3,425,000	$3,801,526
ICICI Bank Ltd., Series REGS (India)
6.38%	04/30/22	[3,4]	1,200,000	1,239,492
Industrial & Commercial Bank of China Ltd. (China)
6.00%	12/10/48	[2,3,4]	1,000,000	1,038,750
JPMorgan Chase & Co.
3.88%	09/10/24		2,000,000	1,967,499
4.25%	10/15/20		530,000	567,935
4.95%	06/01/45		2,000,000	1,951,483
JPMorgan Chase & Co., Series G (MTN)
1.10%	10/15/15		3,000,000	3,002,841
Macquarie Bank Ltd. (Australia)
0.74%	06/15/16	[2,3,4]	1,500,000	1,500,218
5.00%	02/22/17	[2,4]	170,000	179,617
6.63%	04/07/21	[2,4]	2,824,000	3,238,589
National Australia Bank Ltd. (Australia)
1.60%	08/07/15	[4]	250,000	250,276
Royal Bank of Scotland NV (Netherlands)
4.65%	06/04/18	[4]	1,740,000	1,803,640
Royal Bank of Scotland PLC (United Kingdom)
1.88%	03/31/17	[4]	3,500,000	3,484,507
2.55%	09/18/15	[4]	3,350,000	3,357,437
6.10%	06/10/23	[4]	700,000	751,129
6.13%	12/15/22	[4]	100,000	108,021
6.40%	10/21/19	[4]	2,000,000	2,237,166
UBS AG/Stamford CT (MTN) (Switzerland)
0.98%	03/26/18	[3,4]	3,000,000	3,002,815
UBS AG/Stamford CT (Switzerland)
0.84%	06/01/17	[3,4]	3,000,000	2,992,740

				63,680,346

Communications —1.44%
Altice U.S. Finance I Corp.
5.38%	07/15/23	[2]	2,150,000	2,101,625
AT&T, Inc.
1.21%	06/30/20	[3]	4,800,000	4,824,427
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%	05/01/23	[2]	65,000	63,456
6.50%	04/30/21		1,000,000	1,048,125
Cox Communications, Inc.
5.88%	12/01/16	[2]	1,300,000	1,380,201
CSC Holdings LLC
6.75%	11/15/21		2,310,000	2,442,825
Intelsat Jackson Holdings SA (Luxembourg)
7.25%	10/15/20	[4]	1,360,000	1,353,200

See accompanying notes to Schedule of Portfolio Investments.

98 / N-Q Report June 2015

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Intelsat Jackson Holdings SA (WI) (Luxembourg)
7.50%	04/01/21	[4]	$3,150,000	$3,126,375
Ooredoo International Finance Ltd., Series REGS (Bermuda)
3.25%	02/21/23	[4]	800,000	774,000
Qwest Corp.
7.25%	09/15/25		300,000	343,122
Sprint Nextel Corp.
9.00%	11/15/18	[2]	3,950,000	4,475,054
Tencent Holdings Ltd. (Cayman Islands)
2.88%	02/11/20	[2,4]	590,000	589,637
T-Mobile USA, Inc.
6.63%	04/28/21		2,450,000	2,548,000
Univision Communications, Inc.
5.13%	05/15/23	[2]	754,000	735,150
Verizon Communications, Inc.
4.52%	09/15/48	[2]	6,500,000	5,733,325

				31,538,522

Consumer Discretionary — 0.36%
Catholic Health Initiatives
4.20%	08/01/23		2,700,000	2,867,280
DS Services of America, Inc.
10.00%	09/01/21	[2]	1,850,000	2,173,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (WI)
5.75%	10/15/20		2,750,000	2,829,062

				7,870,092

Electric — 1.50%
Alabama Power Capital Trust V
3.38%	10/01/42	[3]	1,300,000	1,264,347
Dominion Resources, Inc.
5.75%	10/01/54	[3]	2,875,000	3,004,320
DPL, Inc.
6.50%	10/15/16		96,000	99,360
Duquesne Light Holdings, Inc.
6.40%	09/15/20	[2]	4,641,000	5,379,288
Dynegy, Inc.
6.75%	11/01/19	[2]	1,250,000	1,310,000
Electricite de France SA (France)
5.25%	07/29/49	[2,3,4]	125,000	125,781
5.63%	12/29/49	[2,3,4]	1,275,000	1,294,380
Empresa de Energia de Bogota SA ESP, Series REGS (Colombia)
6.13%	11/10/21	[4]	500,000	531,900
Empresa Electrica Angamos SA (Chile)
4.88%	05/25/29	[2,4]	1,000,000	986,200

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Entergy Corp.
4.00%	07/15/22		$4,000,000	$4,037,788
FirstEnergy Transmission LLC
4.35%	01/15/25	[2]	2,000,000	2,049,083
Homer City Generation LP (PIK)
8.14%	10/01/19	[5]	1,846,530	1,876,536
Ipalco Enterprises, Inc. (WI)
5.00%	05/01/18		1,700,000	1,799,875
Metropolitan Edison Co.
7.70%	01/15/19		2,230,000	2,615,261
Mirant Americas Generation LLC
8.50%	10/01/21		2,525,000	2,411,375
Oncor Electric Delivery Co. LLC
6.80%	09/01/18		1,000,000	1,159,043
Perusahaan Gas Negara Persero TBK PT (Indonesia)
5.13%	05/16/24	[2,4]	750,000	756,165
Public Service Co. of New Mexico
5.35%	10/01/21		50,000	54,438
Southwestern Electric Power Co.
6.45%	01/15/19		1,885,000	2,145,474

				32,900,614

Energy — 2.48%
Access Midstream Partners LP/ACMP Finance Corp.
4.88%	05/15/23		2,500,000	2,475,223
Boardwalk Pipelines LLC
4.95%	12/15/24		1,000,000	982,360
5.88%	11/15/16		5,538,000	5,745,736
BP Capital Markets PLC (United Kingdom)
3.06%	03/17/22	[4]	2,395,000	2,387,285
Chesapeake Energy Corp.
6.63%	08/15/20		2,000,000	1,960,000
El Paso LLC, Series G (MTN)
7.80%	08/01/31		1,175,000	1,345,169
Energy Transfer Partners LP
4.65%	06/01/21		1,750,000	1,798,310
5.15%	03/15/45		5,000,000	4,439,588
5.50%	06/01/27		3,200,000	3,208,000
Florida Gas Transmission Co. LLC
4.00%	07/15/15	[2]	500,000	500,496
7.90%	05/15/19	[2]	1,375,000	1,617,332
Newfield Exploration Co.
5.63%	07/01/24		2,500,000	2,546,875
NGPL Pipe Co. LLC
7.12%	12/15/17	[2]	4,000,000	4,120,000
Noble Energy, Inc.
3.90%	11/15/24		934,000	926,139

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 99

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Peabody Energy Corp.
4.75%	12/15/41		$900,000	$156,375
Pertamina Persero PT, Series REGS (Indonesia)
4.30%	05/20/23	[4]	1,000,000	963,400
Petrobras Global Finance BV (Netherlands)
5.88%	03/01/18	[4]	1,180,000	1,207,140
Petroleos Mexicanos (Mexico)
1.70%	12/20/22	[4]	112,500	111,165
Reliance Holding USA, Inc., Series REGS
4.50%	10/19/20		1,475,000	1,561,243
Rockies Express Pipeline LLC
5.63%	04/15/20	[2]	2,400,000	2,484,000
6.00%	01/15/19	[2]	1,000,000	1,051,250
6.85%	07/15/18	[2]	1,200,000	1,288,560
Ruby Pipeline LLC
6.00%	04/01/22	[2]	1,850,000	2,010,884
Sabine Pass Liquefaction LLC
5.75%	05/15/24		2,000,000	2,002,500
Sabine Pass LNG LP
7.50%	11/30/16		2,500,000	2,637,500
7.50%	11/30/16	[2]	500,000	527,500
TC PipeLines LP
4.38%	03/13/25		3,000,000	2,953,992
Tennessee Gas Pipeline Co. LLC
8.00%	02/01/16		225,000	233,486
Texas Eastern Transmission LP
2.80%	10/15/22	[2]	1,000,000	939,466

				54,180,974

Finance — 3.54%
Chase Capital VI
0.90%	08/01/28	[3]	1,500,000	1,297,500
CIT Group, Inc.
6.63%	04/01/18	[2]	1,000,000	1,063,750
Citigroup, Inc.
0.83%	08/25/36	[3]	10,300,000	7,930,092
0.98%	11/24/17	[3]	1,000,000	1,000,041
1.24%	07/25/16	[3]	1,000,000	1,003,390
4.59%	12/15/15		125,000	127,136
6.13%	05/15/18		100,000	111,665
Corp. Financiera de Desarrollo SA (Peru)
3.25%	07/15/19	[2,4]	1,200,000	1,206,720
Credit Suisse Group Funding Guernsey Ltd. (United Kingdom)
3.75%	03/26/25	[2,4]	3,000,000	2,884,133
Ford Motor Credit Co. LLC
1.22%	01/09/18	[3]	400,000	400,642
1.70%	05/09/16		3,000,000	3,005,357

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
8.00%	12/15/16		$1,000,000	$1,089,567
General Electric Capital Corp. (MTN)
0.66%	05/05/26	[3]	1,000,000	951,261
0.75%	08/15/36	[3]	4,085,000	3,715,626
4.65%	10/17/21		70,000	76,798
General Motors Financial Co., Inc.
2.63%	07/10/17		2,500,000	2,528,438
General Motors Financial Co., Inc., Series 3YR
3.00%	09/25/17		1,000,000	1,020,000
Goldman Sachs Group, Inc.
2.90%	07/19/18		1,000,000	1,025,174
5.35%	01/15/16		2,000,000	2,048,296
5.95%	01/18/18		75,000	82,476
7.50%	02/15/19		2,475,000	2,908,563
Goldman Sachs Group, Inc. (MTN)
1.60%	11/23/15		2,000,000	2,006,932
1.88%	11/29/23	[3]	8,901,000	9,053,489
Guanay Finance Ltd. (Cayman Islands)
6.00%	12/15/20	[2,4]	1,000,000	1,037,200
Huarong Finance II Co. Ltd., Series E (MTN) (Vietnam)
4.50%	01/16/20	[4]	1,200,000	1,239,720
International Lease Finance Corp.
6.75%	09/01/16	[2]	2,184,000	2,301,499
7.13%	09/01/18	[2]	2,000,000	2,228,000
JPMorgan Chase Capital XIII, Series M
1.23%	09/30/34	[3]	225,000	190,969
JPMorgan Chase Capital XXI, Series U
1.23%	02/02/37	[3]	3,410,000	2,838,825
JPMorgan Chase Capital XXIII
1.27%	05/15/47	[3]	7,750,000	6,151,563
Morgan Stanley
1.02%	01/05/18	[3]	2,000,000	2,003,032
Morgan Stanley (MTN)
5.63%	09/23/19		2,000,000	2,240,987
Morgan Stanley, Series G (MTN)
2.38%	07/23/19		1,600,000	1,589,741
5.45%	01/09/17		2,000,000	2,119,237
7.30%	05/13/19		1,740,000	2,048,124
Raymond James Financial, Inc.
8.60%	08/15/19		530,000	648,293
Reckson Operating Partnership LP
5.00%	08/15/18		895,000	959,673
ZFS Finance USA Trust II
6.45%	12/15/65	[2,3]	3,325,000	3,399,812

				77,533,721

See accompanying notes to Schedule of Portfolio Investments.

100 / N-Q Report June 2015

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Food — 0.26%
HJ Heinz Co.
5.20%	07/15/45	[2]	$5,500,000	$5,644,933

Health Care — 1.24%
Actavis Funding SCS (Luxembourg)
1.37%	03/12/18	[3,4]	3,000,000	3,014,550
CHS/Community Health Systems, Inc.
5.13%	08/15/18		1,300,000	1,335,750
5.13%	08/01/21		1,000,000	1,021,250
DaVita HealthCare Partners, Inc.
5.75%	08/15/22		2,525,000	2,685,969
Hartford HealthCare Corp.
5.75%	04/01/44		1,525,000	1,664,671
HCA, Inc.
6.50%	02/15/20		2,425,000	2,716,000
Hospira, Inc.
5.20%	08/12/20		1,000,000	1,120,004
North Shore Long Island Jewish Health Care, Inc.
4.80%	11/01/42		650,000	607,831
6.15%	11/01/43		2,250,000	2,609,695
Providence Health & Services Obligated Group
1.23%	10/01/17	[3]	3,200,000	3,218,078
Tenet Healthcare Corp.
3.79%	06/15/20	[2,3]	1,715,000	1,732,150
4.50%	04/01/21		1,000,000	995,000
Valeant Pharmaceuticals International, Inc. (Canada)
5.50%	03/01/23	[2,4]	500,000	503,750
VRX Escrow Corp. (Canada)
5.38%	03/15/20	[2,4]	2,750,000	2,846,250
VRX/Valeant Pharmaceuticals Escrow Corp. (Canada)
6.13%	04/15/25	[2,4]	1,000,000	1,028,800

				27,099,748

Industrials — 0.06%
Cemex Finance LLC
6.00%	04/01/24	[2]	600,000	593,280
Heathrow Funding Ltd. (United Kingdom)
4.88%	07/15/21	[2,4]	700,000	767,886

				1,361,166

Information Technology — 0.05%
NXP BV/NXP Funding LLC (Netherlands)
4.63%	06/15/22	[2,4]	1,000,000	988,750

Insurance — 0.40%
Farmers Exchange Capital
7.20%	07/15/48	[2]	150,000	187,570

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Insurance (continued)
Farmers Exchange Capital II
6.15%	11/01/53	[2,3]	$2,500,000	$2,650,000
Nationwide Mutual Insurance Co.
2.58%	12/15/24	[2,3]	3,825,000	3,823,076
Teachers Insurance & Annuity Association of America
4.38%	09/15/54	[2,3]	2,125,000	2,125,158

				8,785,804

Materials — 0.07%
Barrick Gold Corp. (WI) (Canada)
4.10%	05/01/23	[4]	900,000	870,228
OCP SA, Series REGS (Morocco and Antilles)
5.63%	04/25/24	[4]	600,000	627,822

				1,498,050

Real Estate Investment Trust (REIT) — 2.44%
Alexandria Real Estate Equities, Inc.
3.90%	06/15/23		1,650,000	1,647,847
4.60%	04/01/22		1,000,000	1,049,908
ARC Properties Operating Partnership LP/ Clark Acquisition LLC
2.00%	02/06/17		3,700,000	3,595,938
AvalonBay Communities, Inc.
2.95%	09/15/22		250,000	244,409
3.63%	10/01/20		1,500,000	1,562,281
BioMed Realty LP
4.25%	07/15/22		2,000,000	2,028,712
Boston Properties LP
5.63%	11/15/20		1,750,000	2,001,165
5.88%	10/15/19		200,000	227,287
CBL & Associates LP
4.60%	10/15/24		1,830,000	1,797,603
Essex Portfolio LP
5.50%	03/15/17		2,197,000	2,338,667
HCP, Inc.
3.75%	02/01/16		2,595,000	2,634,030
3.88%	08/15/24		2,000,000	1,961,806
4.25%	11/15/23		945,000	957,027
5.63%	05/01/17		100,000	107,285
6.00%	01/30/17		1,000,000	1,067,156
HCP, Inc. (MTN)
6.30%	09/15/16		2,000,000	2,112,426
Health Care REIT, Inc.
3.63%	03/15/16		742,000	753,645
4.95%	01/15/21		1,020,000	1,112,040
6.20%	06/01/16		5,270,000	5,499,003
Healthcare Realty Trust, Inc.
5.75%	01/15/21		1,250,000	1,386,384

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 101

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Highwoods Realty LP
7.50%	04/15/18		$800,000	$915,748
Hospitality Properties Trust
6.30%	06/15/16		2,900,000	2,963,301
Liberty Property LP (MTN)
7.50%	01/15/18		900,000	1,006,968
Mid-America Apartments LP
6.05%	09/01/16		3,000,000	3,153,594
Post Apartment Homes LP
3.38%	12/01/22		100,000	96,162
4.75%	10/15/17		270,000	287,850
Reckson Operating Partnership LP
6.00%	03/31/16		2,400,000	2,482,941
SL Green Realty Corp.
7.75%	03/15/20		2,375,000	2,833,330
Ventas Realty LP/Ventas Capital Corp.
3.13%	11/30/15		1,100,000	1,108,836
WEA Finance LLC/Westfield UK & Europe Finance PLC
1.75%	09/15/17	[2]	3,000,000	3,010,004
2.70%	09/17/19	[2]	1,500,000	1,504,043

				53,447,396

Retail — 0.15%
Walgreens Boots Alliance, Inc.
0.73%	05/18/16	[3]	3,220,000	3,220,206

Transportation — 1.03%
America West Airlines Pass-Through Trust, Series 2001-1, Class G
7.10%	04/02/21		1,687,950	1,846,195
American Airlines Pass-Through Trust, Series 2011-1, Class A
5.25%	01/31/21		54,209	57,733
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23		4,533,405	4,816,743
Autopistas Metropolitanas de Puerto Rico LLC
6.75%	06/30/35	[2]	750,000	635,625
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		60,561	63,399
Continental Airlines Pass-Through Trust, Series 1999-1, Class A
6.55%	08/02/20		2,031,991	2,223,760
Continental Airlines Pass-Through Trust, Series 1999-2, Class C2
7.26%	03/15/20		2,261,978	2,510,796
Continental Airlines Pass-Through Trust, Series 2000-2, Class A1
7.71%	10/02/22		1,034,622	1,145,844

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
Continental Airlines Pass-Through Trust, Series 2001-1, Class A1
6.70%	06/15/21		$175,997	$186,997
Continental Airlines Pass-Through Trust, Series 2007, Class 1A
5.98%	04/19/22		2,627,658	2,903,562
Continental Airlines Pass-Through Trust, Series 2012, Class 1B
6.25%	04/11/20		59,797	63,815
Delta Air Lines Pass-Through Trust, Series 2002, Class G1
6.72%	01/02/23		1,125,978	1,292,060
JetBlue Airways Pass-Through Trust, Series 2004-2, Class G2
0.72%	11/15/16	[3]	1,200,000	1,177,500
UAL Pass-Through Trust, Series 2009-2A
9.75%	01/15/17		1,899,511	2,063,343
US Airways Pass-Through Trust, Series 2010-1, Class A
6.25%	04/22/23		1,261,000	1,412,320
US Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		107,764	121,099

				22,520,791

Total Corporates
(Cost $397,534,206)				398,201,749

FOREIGN GOVERNMENT OBLIGATIONS — 1.13%
Foreign Government Obligations — 1.13%
Brazilian Government International Bond (Brazil)
4.88%	01/22/21	[4]	2,250,000	2,356,875
Colombia Government International Bond (Colombia)
4.38%	07/12/21	[4]	2,200,000	2,306,700
Croatia Government International Bond (Croatia)
6.63%	07/14/20	[4]	1,200,000	1,317,000
El Salvador Government International Bond, Series REGS (El Salvador)
7.38%	12/01/19	[4]	600,000	655,125
Export Credit Bank of Turkey (Turkey)
5.00%	09/23/21	[2,4]	1,200,000	1,214,400
Hazine Mustesarligi Varlik Kiralama AS (Turkey)
4.56%	10/10/18	2,[4]	2,000,000	2,090,000
Hungary Government International Bond (Hungary)
5.75%	11/22/23	[4]	1,250,000	1,393,750
Lithuania Government International Bond, Series REGS (Lithuania)
7.38%	02/11/20	[4]	700,000	836,472

See accompanying notes to Schedule of Portfolio Investments.

102 / N-Q Report June 2015

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
Magyar Export-Import Bank Zrt (Hungary)
4.00%	01/30/20	[2,4]	$900,000	$906,750
Mexico Government International Bond, Series G (MTN) (Mexico)
3.50%	01/21/21	[4]	1,350,000	1,380,375
Panama Government International Bond (Panama)
5.20%	01/30/20	[4]	1,600,000	1,767,200
Perusahaan Penerbit SBSN, Indonesia III (Indonesia)
4.35%	09/10/24	[2,4]	750,000	736,200
Philippine Government International Bond (Philippines)
4.20%	01/21/24	[4]	1,700,000	1,856,400
Romanian Government International Bond, Series REGS (Romania)
4.88%	01/22/24	[4]	1,200,000	1,275,000
Russian Foreign Bond - Eurobond, Series REGS (Russia)
5.00%	04/29/20	[4]	1,900,000	1,957,095
South Africa Government International Bond (South Africa)
4.67%	01/17/24	[4]	1,100,000	1,130,250
Sri Lanka Government International Bond, Series REGS (Sri Lanka)
6.00%	01/14/19	[4]	900,000	925,560
Venezuela Government International Bond (Venezuela)
7.75%	10/13/19	[4]	1,500,000	594,750

Total Foreign Government Obligations
(Cost $25,475,051)				24,699,902

MORTGAGE-BACKED — 51.30%**
Commercial Mortgage-Backed — 16.99%
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4
5.41%	09/10/47		8,750,000	9,000,701
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3
5.37%	10/10/45		11,000,000	11,134,310
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4
5.16%	09/10/47	[3]	2,357,306	2,368,035
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-3, Class A4
5.89%	07/10/44	[3]	5,260,946	5,439,687

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A2
5.32%	09/10/47		$225,668	$225,651
Bayview Commercial Asset Trust, Series 2004-2, Class A
0.61%	08/25/34	[2,3]	2,203,537	2,105,770
Bear Stearns Commercial Mortgage Securities Trust, Series 2004-PWR3, Class E
5.00%	02/11/41	[3]	1,346,514	1,347,861
Bear Stearns Commercial Mortgage Securities Trust, Series 2005 PWR9, Class A4A
4.87%	09/11/42		538,921	538,510
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class A3
5.21%	12/11/38		82,134	82,502
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class A4
5.77%	04/12/38	[3]	94,627	96,469
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A2
5.84%	06/11/40	[3]	2,298,094	2,312,960
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A3
5.74%	06/11/50		119,691	119,612
Bear Stearns Commercial Mortgage Securities, Series Trust 2004-PWR5, Class F
5.48%	07/11/42	[2,3]	1,990,000	2,149,570
CD Commercial Mortgage Trust, Series 2007-CD4, Class A1A
5.29%	12/11/49	[3]	2,330,886	2,442,590
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class XA (IO)
2.19%	09/10/45	[2,3]	72,588,691	6,703,820
Commercial Mortgage Trust, Series 2007-C9, Class AAB
5.80%	12/10/49	[3]	1,032,776	1,040,263
Commercial Mortgage Trust, Series 2010-C1, Class A1
3.16%	07/10/46	[2]	923,132	923,779
Commercial Mortgage Trust, Series 2012-LC-4, Class A2
2.26%	12/10/44		5,324,795	5,403,255
Commercial Mortgage Trust, Series 2013-CR6, Class A1
0.72%	03/10/46		1,930,686	1,923,378

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 103

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4
5.10%	08/15/38	[3]	$1,619	$1,617
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Class A4
5.23%	12/15/40	[3]	49,008	49,137
Credit Suisse Mortgage Trust, Series 2007-C2, Class A1A
5.53%	01/15/49	[3]	1,888,241	1,979,049
Credit Suisse Mortgage Trust, Series 2007-C5, Class A3
5.69%	09/15/40	[3]	1,692,126	1,705,596
DBRR Trust, Series 2012-EZ1, Class C
2.06%	09/25/45	[2]	4,736,542	4,758,417
DBRR Trust, Series 2013-EZ3, Class A
1.64%	12/18/49	[2,3]	2,625,843	2,638,153
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1
3.74%	11/10/46	[2]	11,112,803	11,215,984
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2
3.39%	07/10/44	[2]	6,215,574	6,323,752
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2
3.64%	08/10/44		11,028,766	11,229,870
DBUBS Mortgage Trust, Series 2011-LX2A, Class A1
3.53%	07/10/44	[2]	6,961,657	7,316,667
First Union Commercial Mortgage Trust, Series 1999-C1, Class F
5.35%	10/15/35	[2]	495,596	499,580
GE Business Loan Trust, Series 2006-2A, Class A
0.37%	11/15/34	[2,3]	8,970,624	8,629,278
GE Commercial Mortgage Corp., Series 2007-C1, Class A1A
5.48%	12/10/49	[3]	7,886,817	8,347,068
GMAC Commercial Mortgage Securities, Inc. Series 2006-C1, Class A1A
5.23%	11/10/45	[3]	1,346,240	1,356,698
GS Mortgage Securities Trust, Series 2006-GG6, Class AAB
5.55%	04/10/38	[3]	396,049	396,509
GS Mortgage Securities Trust, Series 2010-C1, Class A1
3.68%	08/10/43	[2]	3,933,741	4,081,335
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2004-CBX, Class AJ
4.95%	01/12/37	[3]	1,962,466	1,964,705

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2004-LN2, Class A2
5.12%	07/15/41		$2,351,736	$2,356,287
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB12, Class A4
4.90%	09/12/37		4,165	4,162
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB12, Class AM
4.95%	09/12/37	[3]	3,000,000	2,998,044
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A4
5.41%	12/15/44	[3]	11,669,661	11,718,683
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class A4
5.48%	12/12/44	[3]	2,989,681	3,018,896
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB17, Class ASB
5.42%	12/12/43		43,406	44,010
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A1A
5.40%	05/15/45		1,895,325	1,975,017
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class ASB
5.86%	02/15/51		232,774	242,012
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class ASB
5.87%	02/12/49	[3]	117,152	120,809
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class A1
3.85%	06/15/43	[2]	147,967	147,850
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-CNTR, Class A1
3.30%	08/05/32	[2]	2,569,155	2,678,434
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-CNTR, Class A2
4.31%	08/05/32	[2]	7,385,000	8,057,735
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A2
3.67%	02/15/46	[2]	12,953,503	13,214,840
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A2
3.15%	08/15/46		7,102,123	7,260,464

See accompanying notes to Schedule of Portfolio Investments.

104 / N-Q Report June 2015

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-PLSD, Class A2
3.36%	11/13/44	[2]	$2,800,000	$2,879,394
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CIBX, Class A3
3.14%	06/15/45		2,868,905	2,956,145
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CIBX, Class XA
1.93%	06/15/45	[3,6]	93,546,164	6,711,993
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4
5.16%	02/15/31		5,840,385	5,899,204
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2
5.30%	11/15/38		5,235,179	5,281,639
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2005-2A, Class 1A
0.43%	09/25/30	[2,3]	3,843,096	3,627,590
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-2A, Class 1A
0.38%	09/25/36	[2,3]	4,242,472	3,976,236
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class AM
5.11%	07/12/38	[3]	5,242,509	5,243,633
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4
5.87%	05/12/39	[3]	10,550,137	10,745,961
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A
5.17%	12/12/49		7,110,913	7,417,180
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A2
1.87%	11/15/45		3,720,000	3,754,080
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A3
2.51%	11/15/45		947,000	951,986
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4
2.86%	11/15/45		1,360,000	1,358,188
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A1
0.74%	02/15/46		5,763,602	5,756,520
Morgan Stanley Capital I Trust, Series 2001-C3, Class A2
3.22%	08/15/49		3,773,653	3,852,547
Morgan Stanley Capital I Trust, Series 2004-HQ3, Class P
5.08%	01/13/41	[2]	1,692,728	1,695,717
Morgan Stanley Capital I Trust, Series 2006-HQ8, Class A4
5.60%	03/12/44	[3]	4,006,793	4,032,470

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4
5.33%	12/15/43		$90,352	$94,045
Morgan Stanley Capital I Trust, Series 2007-HQ12, Class A2
5.86%	04/12/49	[3]	6,943,414	6,933,429
Morgan Stanley Capital I Trust, Series 2007-HQ12, Class A2FX
5.86%	04/12/49	[3]	3,260,176	3,255,488
Morgan Stanley Capital I Trust, Series 2007-HQ12, Class A3
5.86%	04/12/49	[3]	13,820,000	13,800,127
Morgan Stanley Capital I Trust, Series 2007-HQ12, Class A4
5.86%	04/12/49		11,000,000	10,976,460
Morgan Stanley Capital I Trust, Series 2007-HQ12, Class A5
5.86%	04/12/49	[3]	6,810,000	6,827,910
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A2
5.61%	04/15/49		4,323,844	4,371,075
Morgan Stanley Capital I Trust, Series 2011-C1, Class A2
3.88%	09/15/47	[2]	2,544,756	2,563,101
Morgan Stanley Capital I Trust, Series 2012-C4, Class A4
3.24%	03/15/45		1,200,000	1,233,174
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3
3.06%	05/10/63		5,880,000	6,064,661
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4
5.45%	12/15/44	[3]	3,261,291	3,278,535
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3
5.25%	12/15/43		9,444,222	9,528,243
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A4
5.31%	12/15/43		6,800,000	6,975,724
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A2
5.90%	06/15/49	[3]	7,544,141	7,567,848
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2
4.39%	11/15/43	[2]	4,555,000	4,971,136
WF-RBS Commercial Mortgage Trust, Series 2010-C8, Class A3
3.00%	08/15/45		1,380,000	1,401,078
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2
3.79%	02/15/44	[2]	11,259,036	11,325,419

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 105

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A2
3.45%	06/15/44	[2]	$8,781,206	$8,915,548
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A2
2.68%	11/15/44		110,000	111,623
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class XA (IO)
2.13%	11/15/44	[2,3,6]	28,713,124	2,326,228
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class A3
2.87%	11/15/45		1,185,000	1,185,149

				371,535,865

Non-Agency Mortgage-Backed — 29.59%
Aames Mortgage Investment Trust, Series 2006-1, Class A4
0.74%	04/25/36	[3]	2,082,000	1,817,423
Accredited Mortgage Loan Trust, Series 2006-1, Class A4
0.46%	04/25/36	[3]	7,000,000	6,117,328
ACE Securities Corp., Series 2003-MH1, Class B1
6.49%	08/15/30	[2,3]	9,529	9,739
ACE Securities Corp., Series 2006-OP2, Class A2C
0.33%	08/25/36	[3]	872,395	652,587
ACE Securities Corp., Series 2007-ASP1, Class A2D
0.56%	03/25/37	[3]	4,046,443	2,453,252
Adjustable Rate Mortgage Trust, Series 2005-4, Class 5A1
2.44%	08/25/35	[3]	4,953,605	4,665,805
Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21
0.41%	09/25/35	[3]	709,300	685,589
Adjustable Rate Mortgage Trust, Series 2007-1, Class 1A1
2.74%	03/25/37	[3]	8,692,153	7,384,037
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C
0.37%	05/25/47	[3]	822,174	604,800
Asset-Backed Funding Certificates, Series 2007-NC1, Class A2
0.48%	05/25/37	[2,3]	6,032,000	4,641,003
Asset-Backed Funding Certificates, Series 2007-WMC1, Class A2B
1.18%	06/25/37	[3]	3,741,979	2,781,335
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE9, Class M1
1.16%	12/25/34	[3]	2,810,429	2,661,288

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class A4
0.48%	01/25/36	[3]	$5,000,000	$4,495,429
Banc of America Alternative Loan Trust, Series 2003-3, Class A4
5.75%	05/25/33		1,055,016	1,084,602
Banc of America Alternative Loan Trust, Series 2003-4, Class 1A5
5.50%	06/25/33		1,067,399	1,102,098
Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
5.50%	10/25/33		2,238,012	2,295,859
Banc of America Alternative Loan Trust, Series 2003-9, Class 1CB5
5.50%	11/25/33		989,798	1,013,302
Banc of America Alternative Loan Trust, Series 2005-2, Class 4A1
5.50%	03/25/20		154,681	155,461
Banc of America Funding Corp., Series 2004-B, Class 5A1
2.90%	11/20/34	[3]	889,860	854,740
Banc of America Funding Corp., Series 2006-D, Class 3A1
2.82%	05/20/36	[3]	3,164,411	2,829,854
Banc of America Funding Corp., Series 2006-G, Class 2A1
0.40%	07/20/36	[3]	4,900,017	4,598,348
Banc of America Funding Corp., Series 2006-G, Class 2A4
0.47%	07/20/36	[3]	4,913,010	4,605,475
Banc of America Funding Corp., Series 2006-H, Class 2A3
2.83%	09/20/46	[3]	1,775,168	1,506,719
Banc of America Mortgage Securities, Inc., Series 2005-K, Class 2A1
2.67%	12/25/35	[3]	4,871,347	4,264,028
BCAP LLC Trust, Series 2007-AA1, Class 2A1
0.36%	03/25/37	[3]	8,645,496	7,441,706
BCAP LLC Trust, Series 2009-RR4, Class 1A1
9.50%	06/26/37	[2]	1,343,719	1,491,240
BCAP LLC Trust, Series 2012-R11, Class 11A1
2.62%	09/26/36	[2,3]	1,580,458	1,592,949
BCAP LLC Trust, Series 2013-RR2, Class 6A1
2.71%	06/26/37	[2,3]	565,698	565,248
BCAP LLC Trust, Series 2015-RR2, Class 23A1
0.39%	03/28/37	[2,3]	6,469,148	6,322,371

See accompanying notes to Schedule of Portfolio Investments.

106 / N-Q Report June 2015

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Bear Stearns ALT-A Trust, Series 2005-2, Class 2A4
2.52%	04/25/35	[3]	$5,924,874	$5,683,441
Bear Stearns ARM Trust, Series 2005-2, Class A1
2.68%	03/25/35	[3]	557,865	564,080
Bear Stearns ARM Trust, Series 2005-9, Class A1
2.41%	10/25/35	[3]	9,255,777	9,133,966
Bear Stearns Asset-Backed Securities Trust, Series 2005-AC6, Class 1A3
5.50%	09/25/35	[3]	1,163,782	1,168,135
Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 21A3
6.00%	03/25/36		286,388	258,202
Bear Stearns Asset-Backed Securities Trust, Series 2006-HE9, Class 1A2
0.33%	11/25/36	[3]	2,528,842	2,074,750
Centex Home Equity Loan Trust, Series 2005-D, Class M1
0.61%	10/25/35	[3]	272,095	271,833
Centex Home Equity Loan Trust, Series 2006-A, Class AV4
0.43%	06/25/36	[3]	8,450,000	7,718,564
Chase Mortgage Finance Corp., Series 2007-A1, Class 8A1
2.50%	02/25/37	[3]	2,877,074	2,909,453
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 1A1
0.44%	11/25/35	[3]	139,731	101,211
Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class MV1
0.83%	08/25/35	[3]	123,745	123,525
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A
5.26%	06/25/36	[3]	865,018	816,831
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE2, Class A2D
0.42%	08/25/36	[3]	2,300,000	2,005,718
Citigroup Mortgage Loan Trust, Inc., Series 2006-NC1, Class A2C
0.32%	08/25/36	[3]	3,351,562	3,089,664
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A2A
0.33%	08/25/36	[3]	271,486	265,163
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1, Class A4
0.38%	01/25/37	[3]	4,000,000	3,792,199
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.36%	03/25/37	[3]	3,208,426	3,168,313

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A4
0.53%	03/25/37	[3]	$10,233,000	$9,399,399
Citigroup Mortgage Loan Trust, Inc., Series 2010-9, Class 5A (STEP)
4.87%	03/25/37	[2]	244,181	249,035
Conseco Financial Corp., Series 1998-6, Class A8
6.66%	06/01/30		68,185	72,739
Countrywide Alternative Loan Trust, Series 2005-76, Class 1A1
1.63%	01/25/36	[3]	5,544,378	5,147,523
Countrywide Alternative Loan Trust, Series 2006-HY12, Class A5
3.57%	08/25/36	[3]	4,493,554	4,334,620
Countrywide Alternative Loan Trust, Series 2007-HY5R, Class 2A1A
2.55%	03/25/47	[3]	20,091	20,047
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB7, Class 3A
2.38%	11/20/34	[3]	171,725	168,003
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-4, Class 4A1
0.47%	02/25/35	[3]	48,647	41,165
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1A1
0.48%	05/25/35	[3]	214,493	184,974
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-J2, Class 2A1
0.83%	07/25/37	[3]	2,797,236	1,866,853
Countrywide Home Loans, Series 2005-3, Class 1A2
0.47%	04/25/35	[3]	3,195,407	2,830,917
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 9A1
2.22%	06/25/34	[3]	784,358	775,463
Credit Suisse Mortgage Trust, Series 2003-AR26, Class 3A1
2.48%	11/25/33	[3]	2,587,525	2,596,974
Credit Suisse Mortgage Trust, Series 2005-11, Class 1A1
6.50%	12/25/35		1,203,115	950,397
Credit Suisse Mortgage Trust, Series 2006-8, Class 3A1
6.00%	10/25/21		489,960	478,262
Credit Suisse Mortgage Trust, Series 2013-3R, Class 5A1
2.52%	10/27/36	[2,3]	1,362,703	1,364,551

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 107

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF4 (STEP)
3.41%	01/25/36		$2,824,254	$2,119,635
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB2, Class AF3 (STEP)
3.61%	12/25/36		1,000,000	770,777
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB3, Class AV4
0.44%	03/25/36	[3]	2,900,000	2,202,727
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A2
0.29%	11/25/36	[3]	7,182,221	4,108,884
Credit-Based Asset Servicing and Securitization LLC, Series 2007-BR2, Class A2
0.41%	02/25/37	[3]	1,959,930	1,020,646
Credit-Based Asset Servicing and Securitization LLC, Series 2007-BR4, Class A2B
0.38%	05/25/37	[3]	3,635,077	2,501,231
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF2 (STEP)
4.03%	01/25/37		308,902	163,497
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2B (STEP)
4.54%	02/25/37		4,134,335	3,095,960
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2C (STEP)
4.54%	02/25/37		2,215,471	1,658,863
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB3, Class A3 (STEP)
4.00%	03/25/37		3,970,238	2,446,262
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A1A
0.27%	04/25/37	[3]	6,754,954	5,734,163
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A1
0.24%	04/25/37	[3]	2,732,450	1,860,151
Credit-Based Asset Servicing and Securitization LLC, Series 2007-NC1, Class A2B
0.33%	12/25/36	[3]	4,265,780	2,402,858
DBRR Trust, Series 2013-EZ2, Class A
0.85%	02/25/43	[2,3]	143,450	143,423

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Deutsche Mortgage Securities, Inc., Series 2010-RS2, Class A3
3.78%	06/28/47	[2,3]	$1,378,951	$1,380,821
DSLA Mortgage Loan Trust, Series 2004-AR4, Class 2A1A
0.55%	01/19/45	[3]	1,848,580	1,531,449
DSLA Mortgage Loan Trust, Series 2005-AR6, Class 2A1A
0.48%	10/19/45	[3]	10,023,845	8,510,913
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A
0.39%	10/19/36	[3]	9,586,988	7,822,435
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 2A1A
0.33%	04/19/48	[3]	3,753,162	3,140,848
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FFA, Class M2 (STEP)
5.98%	03/25/25		25,799	26,303
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF18, Class A2D
0.39%	12/25/37	[3]	2,696,840	1,846,246
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2007-FF1, Class A2D
0.40%	01/25/38	[3]	7,905,976	5,244,548
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2007-FF2, Class A2B
0.28%	03/25/37	[3]	1,095,530	707,091
First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2C
0.34%	10/25/36	[3]	1,496,432	1,099,306
First Franklin Mortgage Loan Trust, Series 2007-2, Class A2B
0.35%	05/25/37	[3]	3,962,883	2,388,010
First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4
0.43%	07/25/37	[3]	1,772,406	1,160,323
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1
2.20%	09/25/34	[3]	2,026,223	1,987,602
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A3
2.20%	09/25/34	[3]	3,115,700	3,056,313
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA7, Class 1A1
2.20%	02/25/35	[3]	485,370	434,994
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA10, Class 1A1
2.24%	12/25/35	[3]	4,166,061	3,629,485
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA12, Class 2A1
2.29%	02/25/36	[3]	6,594,640	5,551,751

See accompanying notes to Schedule of Portfolio Investments.

108 / N-Q Report June 2015

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA2, Class 2A1
2.28%	04/25/35	[3]	$7,846,884	$7,741,673
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA7, Class 2A1
2.24%	09/25/35	[3]	10,923,679	9,840,913
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA8, Class 2A1
2.25%	10/25/35	[3]	11,900,540	10,219,718
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1
2.27%	11/25/35	[3]	6,227,653	5,626,685
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA1, Class 1A1
2.27%	03/25/36	[3]	6,517,869	5,469,958
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA7, Class A1
2.24%	01/25/37	[3]	9,444,776	7,711,764
First Horizon Alternative Mortgage Securities, Series 2005-AA3, Class 3A1
2.26%	05/25/35	[3]	4,215,215	4,046,204
First Horizon Asset Securities, Inc., Series 2004-AR5, Class 2A1
2.55%	10/25/34	[3]	131,814	128,933
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 1A1
2.63%	09/25/35	[3]	7,618,506	6,964,465
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1
2.56%	10/25/35	[3]	386,494	341,006
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1
2.61%	11/25/35	[3]	6,288,140	5,865,086
First Horizon Mortgage Pass-Through Trust, Series 2007-AR2, Class 1A2
2.65%	08/25/37	[3]	404,294	335,068
GE Business Loan Trust, Series 2007-1A, Class A
0.36%	04/16/35	[2,3]	8,246,289	7,825,935
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 2A1
2.97%	09/19/35	[3]	3,748,834	3,462,088
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 3A1
2.96%	09/19/35	[3]	6,273,438	6,048,206
GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 1A1
2.99%	04/19/36	[3]	6,997,252	6,305,994
Green Tree, Series 2008-MH1, Class A3
8.97%	04/25/38	[2,3]	19,607	20,545

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GreenPoint Mortgage Funding Trust, Series 2005-HY1, Class 2A
0.47%	07/25/35	[3]	$7,558,825	$6,927,013
GreenPoint Mortgage Funding Trust, Series 2006-AR8, Class 1A2A
0.36%	01/25/47	[3]	367,467	354,299
GSAA Home Equity Trust, Series 2006-4, Class 4A2
0.41%	03/25/36	[3]	704,770	640,061
GSAA Trust, Series 2006-2, Class 2A3
0.72%	12/25/35	[3]	158,458	158,292
GSAMP Trust, Series 2006-FM3, Class A2C
0.38%	11/25/36	[3]	8,262,409	5,082,241
GSR Mortgage Loan Trust, Series 2005-4F, Class 4A3
5.50%	05/25/35		127,387	130,942
GSR Mortgage Loan Trust, Series 2005-7F, Class 3A3 (IO)
5.32%	09/25/35	[3,6]	82,458	7,242
GSR Mortgage Loan Trust, Series 2005-AR4, Class 5A1
4.67%	07/25/35	[3]	4,021,858	3,875,172
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
2.68%	09/25/35	[3]	1,552,927	1,560,121
GSR Mortgage Loan Trust, Series 2006-AR2, Class 2A1
2.57%	04/25/36	[3]	701,541	638,313
GSR Mortgage Loan Trust, Series 2007-AR2, Class 5A1A
5.12%	05/25/47	[3]	3,072,180	2,746,781
Impac CMB Trust, Series 2005-2, Class 1A1
0.70%	04/25/35	[3]	9,682,236	8,961,297
IndyMac Index Mortgage Loan Trust, Series 2005-AR15, Class A1
4.51%	09/25/35	[3]	3,203,636	2,704,455
IndyMac Index Mortgage Loan Trust, Series 2005-AR19, Class A1
4.58%	10/25/35	[3]	5,930,158	4,978,608
IndyMac Index Mortgage Loan Trust, Series 2005-AR25, Class 1A21
4.79%	12/25/35	[3]	4,216,485	3,316,548
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 1A3
0.45%	10/25/36	[3]	12,355,908	8,331,255
IndyMac Index Mortgage Loan Trust, Series 2006-AR4, Class A1A
0.39%	05/25/46	[3]	6,439,062	5,468,620
IndyMac Index Mortgage Loan Trust, Series 2006-AR7, Class 3A1
2.62%	05/25/36	[3]	1,165,983	988,489

See accompanying notes to Schedule of Portfolio Investments. N-Q Report June 2015 / 109

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust, Series 2007-AR5, Class 2A1
2.69%	05/25/37	[3]	$2,155,036	$1,706,144
IndyMac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28		91,383	95,085
JPMorgan Mortgage Acquisition Corp., Series 2007-CH1, Class MV1
0.41%	11/25/36	[3]	8,500,000	7,905,952
JPMorgan Mortgage Acquisition Corp., Series 2007-CH5, Class A4
0.34%	05/25/37	[3]	1,773,000	1,630,386
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1
2.53%	08/25/35	[3]	144,619	137,552
JPMorgan Mortgage Trust, Series 2006-A3, Class 2A1
2.64%	05/25/36	[3]	107,810	90,430
JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2
5.88%	06/25/21		951,099	952,902
JPMorgan Mortgage Trust, Series 2007-S1, Class 1A2
5.50%	03/25/22		659,284	658,417
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3
4.35%	04/15/40		25,177	26,022
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-2A, Class 1A4
0.43%	06/25/37	[2,3]	7,943,589	7,028,448
Lehman XS Trust, Series 2005-4, Class 1A3
0.98%	10/25/35	[3]	298,174	279,209
Lehman XS Trust, Series 2005-5N, Class 3A1A
0.48%	11/25/35	[3]	10,240,244	9,147,282
Lehman XS Trust, Series 2006-1, Class 1A1
0.43%	02/25/36	[3]	3,603,232	3,459,528
Luminent Mortgage Trust, Series 2007-2, Class 1A3
0.40%	05/25/37	[3]	1,427,687	1,315,846
MASTR Adjustable Rate Mortgages Trust, Series 2003-7, Class 3A1
2.04%	11/25/33	[3]	629,362	645,043
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 8A1
4.49%	10/25/34	[3]	1,270,529	1,240,720
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3A3
2.17%	04/25/34	[3]	211,713	204,330

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 4A1
2.64%	02/25/36	[3]	$318,604	$313,897
MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A2
0.29%	03/25/47	[3]	2,405,787	2,367,535
MASTR Asset-Backed Securities Trust, Series 2007-HE1, Class A4
0.46%	05/25/37	[3]	3,150,000	2,293,715
Merrill Lynch Alternative Note Asset, Series 2007-A3, Class A2D
0.51%	04/25/37	[3]	883,581	149,029
Merrill Lynch Mortgage Investors, Inc., Series 2003-A6, Class 2A
2.52%	10/25/33	[3]	550,157	548,125
Merrill Lynch Mortgage Investors, Inc., Series 2007-2, Class 1A1
2.65%	08/25/36	[3]	5,095,589	4,733,415
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		104,488	124,997
Morgan Stanley Capital I Trust, Series 2006-HE1, Class A4
0.47%	01/25/36	[3]	7,810,000	7,078,751
Morgan Stanley Capital, Inc., Series 2006-NC2, Class A2D
0.47%	02/25/36	[3]	5,589,269	5,023,120
Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4
0.46%	02/25/36	[3]	6,000,000	5,573,524
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A4
2.03%	09/25/34	[3]	1,403,141	1,362,458
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 1A1
0.46%	11/25/35	[3]	309,616	300,325
Morgan Stanley Mortgage Loan Trust, Series 2006-2, Class 1A
5.25%	02/25/21		478,098	464,597
Morgan Stanley Resecuritization Trust, Series 2013-R3, Class 12A
2.76%	01/26/47	[2,3]	684,657	685,746
Morgan Stanley Resecuritization Trust, Series 2014-R9, Class 3A
0.98%	11/26/46	[2,3]	7,575,320	7,320,725
MortgageIT Trust, Series 2005-2, Class 2A
1.83%	05/25/35	[3]	5,925,506	5,848,104
MortgageIT Trust, Series 2005-4, Class A1
0.46%	10/25/35	[3]	9,011,572	8,001,915
MortgageIT Trust, Series 2005-5, Class A1
0.44%	12/25/35	[3]	1,347,738	1,168,261

See accompanying notes to Schedule of Portfolio Investments.

110 / N-Q Report June 2015

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
New Century Home Equity Loan Trust, Series 2005-2, Class M1
0.61%	06/25/35	[3]	$1,979,231	$1,991,626
New Century Home Equity Loan Trust, Series 2005-D, Class A2D
0.51%	02/25/36	[3]	3,664,000	3,355,608
New York Mortgage Trust, Series 2005-3, Class A1
0.42%	02/25/36	[3]	2,333,164	2,172,479
Nomura Asset Acceptance Corp., Series 2005-AR4, Class 4A1
3.09%	08/25/35	[3]	10,124,077	9,680,551
Oakwood Mortgage Investors, Inc., Series 2000-A, Class A5
8.16%	09/15/29	[3]	12,822,957	9,863,406
Popular ABS Mortgage Pass-Through Trust, Series 2007-A, Class A3
0.49%	06/25/47	[3]	5,152,000	3,703,529
Residential Accredit Loans, Inc., Series 2005-QA13, Class 2A1
3.56%	12/25/35	[3]	5,169,511	4,482,296
Residential Accredit Loans, Inc., Series 2005-QA4, Class A41
2.97%	04/25/35	[3]	530,864	526,093
Residential Accredit Loans, Inc., Series 2005-QA7, Class A21
2.95%	07/25/35	[3]	3,152,733	2,814,744
Residential Accredit Loans, Inc., Series 2005-QA8, Class CB21
3.19%	07/25/35	[3]	2,264,061	1,859,452
Residential Accredit Loans, Inc., Series 2005-SP1, Class 4A1
7.00%	09/25/34		256,569	279,067
Residential Accredit Loans, Inc., Series 2006-QS13, Class 2A1
5.75%	09/25/21		398,664	387,247
Residential Accredit Loans, Inc., Series 2006-QS16, Class A6
6.00%	11/25/36		1,366,842	1,135,264
Residential Accredit Loans, Inc., Series 2007-QS1, Class 2AV (IO)
0.17%	01/25/37	[3,6]	5,863,951	43,933
Residential Asset Mortgage Products, Inc., Series 2006-RS3, Class A3
0.38%	05/25/36	[3]	38,944	38,503
Residential Asset Securities Corp., Series 2004-KS9, Class AII4
0.78%	10/25/34	[3]	26,104	19,484
Residential Asset Securities Corp., Series 2005-KS12, Class A3
0.50%	01/25/36	[3]	1,729,190	1,709,764

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Securities Corp., Series 2006-A9CB, Class A9
6.00%	09/25/36		$7,645,152	$5,232,123
Residential Funding Mortgage Securities I, Inc., Series 2007-SA2, Class 1A
2.90%	04/25/37	[3]	474,204	329,249
Soundview Home Equity Loan Trust, Series 2007-WMC1, Class 3A3
0.44%	02/25/37	[3]	1,285,313	557,746
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 2A
2.44%	09/25/34	[3]	1,917,584	1,909,960
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 4A2
2.51%	03/25/34	[3]	2,956,713	2,914,485
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-12, Class 3A1
2.41%	06/25/35	[3]	3,716,669	3,484,388
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 2A
2.43%	11/25/35	[3]	3,496,092	3,188,835
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-4XS, Class 2A1A
1.93%	03/25/35	[3]	4,713,875	4,528,219
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-7, Class 1A3
2.48%	04/25/35	[3]	8,696,546	8,285,939
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-11, Class 1A1
0.34%	12/25/36	[3]	363,735	306,449
Structured Asset Mortgage Investments, Inc., Series 2006-AR3, Class 22A1
1.99%	05/25/36	[3]	868,980	558,351
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 1A1
0.39%	05/25/46	[3]	748,618	549,009
Structured Asset Securities Corp., Series 2002-11A, Class 2A1
2.76%	06/25/32	[3]	161,909	158,353
Structured Asset Securities Corp., Series 2003-34A, Class 3A3
2.49%	11/25/33	[3]	208,720	206,698
Structured Asset Securities Corp., Series 2005-2XS, Class 2A2
1.68%	02/25/35	[3]	369,260	357,190
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-04, Class 3A1
2.85%	10/25/37	[3]	4,944,020	4,391,467
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-S1, Class 2A1
2.69%	01/25/37	[3]	2,321,299	2,305,681

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 111

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-S1, Class 5A1
3.59%	01/25/37	[3]	$1,790,456	$1,757,237
WaMu Alternative Mortgage Pass-Through Certificates, Series 2006-AR2, Class A1A
1.09%	04/25/46	[3]	10,487,811	8,277,882
WaMu Alternative Mortgage Pass-Through Certificates, Series 2007-OA3, Class 2A
0.90%	02/25/47	[3]	1,086,166	772,026
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A2
0.29%	01/25/37	[3]	4,716,528	2,717,795
WaMu Asset-Backed Certificates, Series 2007-HE2, Class 2A4
0.54%	04/25/37	[3]	10,019,522	5,068,015
WaMu Mortgage Pass-Through Certificates, Series 2004-AR13, Class A1A
0.90%	11/25/34	[3]	462,526	442,479
WaMu Mortgage Pass-Through Certificates, Series 2004-AR14, Class A1
2.39%	01/25/35	[3]	1,985,806	2,005,892
WaMu Mortgage Pass-Through Certificates, Series 2004-AR6, Class A
0.60%	05/25/44	[3]	270,138	257,455
WaMu Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A
0.50%	01/25/45	[3]	341,951	326,998
WaMu Mortgage Pass-Through Certificates, Series 2005-AR11, Class A1A
0.50%	08/25/45	[3]	1,201,523	1,128,772
WaMu Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A6
2.33%	10/25/35	[3]	4,802,677	4,646,717
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1
0.47%	10/25/45	[3]	834,090	776,205
WaMu Mortgage Pass-Through Certificates, Series 2005-AR14, Class 2A1
2.39%	12/25/35	[3]	91,671	84,501
WaMu Mortgage Pass-Through Certificates, Series 2005-AR16, Class 1A3
2.34%	12/25/35	[3]	4,868,936	4,642,725
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A21
0.51%	01/25/45	[3]	2,182,502	2,092,539
WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A
0.41%	04/25/45	[3]	605,813	575,700
WaMu Mortgage Pass-Through Certificates, Series 2005-AR9, Class A1A
0.50%	07/25/45	[3]	514,876	490,773

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates, Series 2006-AR4, Class 1A1A
1.08%	05/25/46	[3]	$5,213,453	$4,881,820
WaMu Mortgage Pass-Through Certificates, Series 2006-AR7, Class 2A
1.13%	07/25/46	[3]	11,078,078	9,243,359
WaMu Mortgage Pass-Through Certificates, Series 2007-HY3, Class 1A1
2.08%	03/25/37	[3]	5,321,848	4,457,504
WaMu Mortgage Pass-Through Certificates, Series 2007-HY6, Class 2A1
2.16%	06/25/37	[3]	2,039,133	1,786,550
WaMu Mortgage Pass-Through Certificates, Series 2007-OA2, Class 1A
0.85%	03/25/47	[3]	11,143,001	8,806,470
WaMu Mortgage Pass-Through Certificates, Series 2007-OA5, Class 1A
0.90%	06/25/47	[3]	3,540,593	3,029,073
Wells Fargo Alternative Loan Trust, Series 2007-PA5, Class 1A1
6.25%	11/25/37		97,468	94,795
Wells Fargo Home Equity Trust, Series 2006-1, Class A4
0.43%	07/25/36		5,675,500	5,383,552
Wells Fargo Home Equity Trust, Series 2006-2, Class A3
0.32%	07/25/36	[3]	29,951	29,901
Wells Fargo Home Equity Trust, Series 2007-1, Class A3
0.50%	03/25/37	[3]	4,690,000	3,516,563
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4, Class 1A1
5.83%	04/25/36	[3]	447,931	429,354
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 7A1
5.24%	10/25/35	[3]	3,228,920	3,187,220
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A2
2.68%	07/25/36	[3]	591,752	574,809
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1
2.63%	10/25/36	[3]	2,884,191	2,658,558
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR17, Class A1
2.61%	10/25/36	[3]	1,101,014	1,038,184
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A1
2.62%	03/25/36	[3]	5,147,768	5,135,846
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR8, Class 3A2
2.60%	04/25/36	[3]	5,068,675	4,926,458

				647,343,540

See accompanying notes to Schedule of Portfolio Investments.

112 / N-Q Report June 2015

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed — 4.72%
Fannie Mae Pool 468048
4.41%	05/01/21		$1,731,509	$1,934,273
Fannie Mae Pool 468861
3.84%	08/01/21		4,069,155	4,369,383
Fannie Mae Pool AD0150
5.18%	05/01/19		328,030	365,291
Fannie Mae Pool AD0791
4.69%	02/01/20		252,960	279,446
Fannie Mae Pool AD0851
4.37%	02/01/20		465,710	511,158
Fannie Mae Pool AE0134
4.40%	02/01/20		890,000	982,359
Fannie Mae Pool AE0600
3.98%	11/01/20		297,717	321,959
Fannie Mae Pool AE0918
3.66%	10/01/20		325,102	349,334
Fannie Mae Pool AL0151
4.38%	04/01/21		450,485	498,698
Fannie Mae Pool AL0600
4.30%	07/01/21		135,122	149,030
Fannie Mae Pool AL1598
3.43%	03/01/22		4,147,821	4,403,294
Fannie Mae Pool AL2293
4.38%	06/01/21		4,914,790	5,414,332
Fannie Mae Pool AL3594
2.70%	04/01/23		1,405,467	1,424,796
Fannie Mae Pool AM4125
3.74%	08/01/23		3,005,000	3,225,958
Fannie Mae Pool FN0000
3.58%	09/01/20		460,424	492,229
Fannie Mae Pool FN0002
3.35%	12/01/17		2,801,498	2,921,894
Fannie Mae Pool FN0004
3.62%	12/01/20		847,569	907,641
Fannie Mae Pool FN0005
3.38%	11/01/20		744,921	788,464
Fannie Mae REMICS, Series 2003-64, Class KS
9.41%	07/25/18	[3]	12,761	13,669
Fannie Mae REMICS, Series 2006-8, Class HJ (IO)
6.42%	03/25/36	[3]	2,731,400	520,603
Fannie Mae REMICS, Series 2007-52, Class LS (IO)
5.87%	06/25/37	[3]	127,875	22,213
Fannie Mae REMICS, Series 2007-77, Class SK (IO)
5.69%	08/25/37	[3]	244,476	35,796

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2007-88, Class JI (IO)
6.27%	04/25/37	[3]	$2,362,965	$478,162
Fannie Mae REMICS, Series 2008-18, Class SM (IO)
6.82%	03/25/38	[3]	144,850	23,831
Fannie Mae REMICS, Series 2008-62, Class SN (IO)
6.02%	07/25/38	[3]	683,256	87,018
Fannie Mae REMICS, Series 2010-116, Class SE (IO)
6.42%	10/25/40	[3]	167,127	28,774
Fannie Mae REMICS, Series 2010-35, Class IA (IO)
5.00%	07/25/38		27,989	417
Fannie Mae, Series 2003-M2, Class D
4.68%	01/25/33		2,373,583	2,573,551
Fannie Mae, Series 2006-11, Class PS
23.89%	03/25/36	[3]	47,579	72,086
Fannie Mae, Series 2010-M1, Class A2
4.45%	09/25/19		2,164,742	2,378,060
Fannie Mae, Series 2012-M12, Class 1A
2.93%	08/25/22	[3]	581,339	598,641
Fannie Mae, Series 2012-M15, Class A
2.74%	10/25/22	[3]	328,507	332,635
Fannie Mae, Series 2012-M2, Class A2
2.72%	02/25/22		670,000	682,578
Fannie Mae, Series 2012-M2, Class X
0.90%	02/25/22		100,442,977	4,089,531
Fannie Mae, Series 2014-M5, Class FA
0.51%	01/25/17		16,476,359	16,494,071
Fannie Mae, Series 2014-M9, Class X1 (IO)
4.16%	04/25/17		24,887,693	1,037,300
Fannie Mae-Aces, Series 2011-M1, Class A3
3.76%	06/25/21		1,750,000	1,882,191
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K004, Class A2
4.19%	08/25/19		3,055,000	3,324,789
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K005, Class A2
4.32%	11/25/19		2,915,000	3,194,515
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K007, Class A2
4.22%	03/25/20		1,525,000	1,670,487
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class A2
3.87%	04/25/21		930,000	1,009,614

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 113

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class A2
2.87%	12/25/21		$1,960,000	$2,018,273
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K018, Class A2
2.79%	01/25/22		1,975,000	2,023,186
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSCT, Class A1
3.19%	12/25/19		6,452,912	6,729,291
Freddie Mac REMICS, Series 2711, Class FA
1.19%	11/15/33	[3]	188,183	191,928
Freddie Mac REMICS, Series 2733, Class FB
0.79%	10/15/33	[3]	545,000	552,178
Freddie Mac REMICS, Series 3001, Class HS
16.29%	02/15/35	[3]	17,519	19,592
Freddie Mac REMICS, Series 3262, Class KS (IO)
6.22%	01/15/37	[3]	112,835	19,471
Freddie Mac REMICS, Series 3327, Class LZ
6.00%	06/15/37		998,974	1,104,648
Freddie Mac REMICS, Series 3339, Class JS
41.63%	07/15/37	[3]	37,213	72,995
Freddie Mac REMICS, Series 3404, Class AS (IO)
5.71%	01/15/38	[3]	164,117	23,625
Freddie Mac REMICS, Series 3439, Class SC (IO)
5.71%	04/15/38	[3]	133,054	20,993
Freddie Mac REMICS, Series 3828, Class TF
0.59%	04/15/29	[3]	270,098	270,921
Freddie Mac REMICS, Series 4030, Class HS (IO)
6.42%	04/15/42	[3]	402,277	77,997
Freddie Mac, Series 3885, Class PO (PO)
0.00%	11/15/33	[7]	61,378	53,749
Freddie Mac, Series K020, Class A2
2.37%	05/25/40		585,000	584,185
Freddie Mac, Series K702, Class X1 (IO)
1.62%	02/25/18		60,090,353	2,051,058
Freddie Mac, Series KP01, Class X (IO)
3.27%	01/25/19		26,388,336	2,254,844
Ginnie Mae, Series 2006-3, Class C
5.24%	04/16/39		1,995,721	2,034,957

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae, Series 20088-80, Class D
5.35%	01/16/41		$8,560,282	$9,004,313
Ginnie Mae, Series 2011-109, Class AB
2.70%	04/16/43		1,420,545	1,444,378
Ginnie Mae, Series 2011-146, Class EI (IO)
5.00%	11/16/41		252,519	57,187
Ginnie Mae, Series 2011-152, Class IO (IO)
1.09%	08/16/51		29,145,978	1,247,594
Ginnie Mae, Series 2011-69, Class GI (IO)
5.00%	05/16/40		583,931	77,632
Ginnie Mae, Series 2011-70, Class IL (IO)
0.60%	06/16/37	[3]	1,882,860	35,463
Ginnie Mae, Series 2011-81, Class IC (IO)
0.62%	07/20/35	[3]	4,137,311	80,028
Ginnie Mae, Series 2012-7, Class PI (IO)
3.50%	01/20/38		270,797	18,378
Ginnie Mae, Series 2013-135, Class CS (IO)
6.02%	09/16/43	[3]	8,650,828	1,204,627

				103,163,562

Total Mortgage-Backed (Cost $1,117,680,573)				1,122,042,967

MUNICIPAL BONDS — 0.36%*
Arizona — 0.11%
Arizona Health Facilities Authority, Banner Health, Series B
1.00%	01/01/37	[3]	2,590,000	2,336,776

California — 0.01%
State of California, Build America Bonds
7.95%	03/01/36		150,000	181,689

New York — 0.24%
City of New York, Build America Bonds, Series F1
6.65%	12/01/31		3,000,000	3,523,890
New York City Municipal Water Finance Authority, Build America Bonds, Series SE
6.49%	06/15/42		1,650,000	1,867,965

				5,391,855

Total Municipal Bonds (Cost $7,253,249)				7,910,320

U.S. AGENCY SECURITIES — 1.42%
U.S. Agency Securities — 1.42%
Federal Farm Credit Bank
0.21%	09/14/16	[3]	3,545,000	3,546,833
0.22%	04/26/17	[3]	4,850,000	4,854,462
0.22%	05/08/17	[3]	13,250,000	13,267,225

See accompanying notes to Schedule of Portfolio Investments.

114 / N-Q Report June 2015

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
U.S. AGENCY SECURITIES (continued)
U.S. Agency Securities (continued)
0.23%	05/03/18		$3,250,000	$ 3,261,138
0.24%	04/17/17	[3]	3,630,000	3,635,336

Federal Home Loan Bank
0.22%	10/07/15	[3]	2,510,000	2,510,552

Total U.S. Agency Securities (Cost $31,033,509)				31,075,546

Total Bonds – 89.86% (Cost $1,960,262,089)				1,965,555,976

Issues			Shares	Value
COMMON STOCK — 0.38%
Real Estate Investment Trust (REIT) — 0.38%
American Capital Agency Corp.
			460,166	8,453,249

Total Common Stock (Cost $9,750,173)

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 7.87%
Money Market Funds — 2.00%
Dreyfus Cash Advantage Fund
0.01%[8]			21,894,000	21,894,000
Morgan Stanley Institutional Fund
0.04%[8]			21,894,000	21,894,000

				43,788,000
U.S. Agency Discount Notes — 5.85%
Federal Home Loan Bank
0.04%[9]	08/19/15		45,000,000	44,998,155
0.05%[9]	08/11/15		20,000,000	19,998,360
0.06%[9]	08/04/15		43,000,000	42,998,796
0.06%[9]	08/17/15		20,000,000	19,999,220

				127,994,531
U.S. Treasury Bills — 0.02%
U.S. Treasury Bills
0.00%[9]	09/03/15	[10]	202,000	201,998
0.01%[9]	08/20/15	[10]	102,000	101,999

				303,997
Total Short-Term Investments (Cost $172,080,727)				172,086,528

Value
Total Investments – 98.11% (Cost $2,142,092,989)[1]	$2,146,095,753

Cash and Other Assets, Less
Liabilities – 1.89%	41,239,103

Net Assets – 100.00%	$2,187,334,856

Contracts		Unrealized (Depreciation)
FUTURES CONTRACTS: SHORT POSITIONS
50	U.S. Treasury Ten Year Note,
	Expiration September 2015	$(35,257)
60	U.S. Treasury Ultra Bond,
	Expiration September 2015	(16,740)

	Net unrealized (depreciation)	$(51,997)

Notes:

[1]	Cost for federal income tax purposes is $2,142,105,873 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$19,403,860
Gross unrealized (depreciation)	(15,413,980)

Net unrealized appreciation	$3,989,880

[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[3]	Floating rate security. The rate disclosed was in effect at June 30, 2015.
[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[5]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.14% cash or 8.64% payment-in-kind interest.
[6]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $9,089,396, which is 0.42% of total net assets.
[7]	Zero coupon bond. The rate shown is the effective yield as of June 30, 2015.
[8]	Represents the current yield as of June 30, 2015.
[9]	Represents annualized yield at date of purchase.
[10]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $303,999.
†	Fair valued security. The aggregate value of fair valued securities is $2,863,986, which is 0.13% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 115

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(IO): Interest only

(MTN): Medium-term note

(PIK): Payment in kind

(PO): Principal only

(STEP): Step coupon bond

(WI): When issued

(YCD): Yankee Certificate of Deposit

See accompanying notes to Schedule of Portfolio Investments.

116 / N-Q Report June 2015

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 92.00%
BANK LOANS — 81.06%*
Automotive — 2.74%
Allison Transmission, Inc., Term Loan B3, 1st Lien
3.50%	08/23/19	[2]	$997,468	$1,000,930
Fiat Chrysler Group LLC, Term Loan B, 1st Lien
3.50%	05/24/17	[2]	1,482,809	1,482,727
Goodyear Tire & Rubber Co., Term Loan, 2nd Lien
3.75%	04/30/19	[2]	416,667	418,317
Henniges Automotive Holdings, Inc., Term Loan B, 1st Lien
5.50%	06/12/21	[2]	990,000	991,856
MPG Holdco I, Inc.,
Guaranteed Senior Secured Term Loan, 1st Lien
3.75%	10/20/15	[2]	809,127	808,807

				4,702,637

Communications — 7.59%
Altice Financing SA,
Senior Secured Term Loan, 1st Lien
5.25%	01/30/22	[2]	1,000,000	1,007,085
Cincinnati Bell, Term Loan B, 1st Lien
4.00%	09/10/20	[2]	491,250	492,070
Consolidated Communications, Inc., Term Loan B, 1st Lien
4.25%	12/23/20	[2]	492,500	493,731
eResearchTechnology, Inc., Term Loan B, 1st Lien
5.50%	12/31/22	[2]	1,000,000	998,440
Integra Telecom, Term Loan B, 1st Lien
5.25%	08/08/20	[2]	997,500	992,388
Intelsat Jackson Holdings SA, Term Loan B1, 1st Lien (Luxembourg)
3.75%	06/30/19	[2,3]	481,872	478,911
Level 3 Financing, Inc., Term Loan, Tranche B 2020, 1st Lien
4.00%	01/15/20	[2]	1,000,000	1,001,565
Media General, Inc., Term Loan B, 1st Lien
4.00%	07/31/20	[2]	920,635	921,786
Mediarena Acquisition BV, Term Loan, 1st Lien
6.75%	08/13/21	[2]	1,095,986	1,085,717
Merrill Communications LLC,
Senior Secured Term Loan, 1st Lien
6.25%	05/29/22	[2]	500,000	499,687
Numericable U.S. LLC, Term Loan B1, 1st Lien
4.50%	04/23/20	[2]	533,473	535,474
Numericable U.S. LLC, Term Loan B2, 1st Lien
4.50%	04/23/20	[2]	461,527	463,258

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Communications (continued)
Sinclair Television Group, Inc., Term Loan B1, 1st Lien
3.50%	07/30/21	[2]	$1,500,000	$1,500,465
Tribune Media Co., Term Loan B, 1st Lien
3.75%	12/27/20	[2]	683,829	685,112
Univision Communications, Inc., 2013 Incremental Term Loan
4.00%	03/01/20	[2]	923,914	918,555
Univision Communications, Inc., Converted Extended Term Loan, 1st Lien
4.00%	03/01/20	[2]	269,964	268,228
WideOpenWest Finance LLC, Term Loan B, 1st Lien
4.50%	04/01/19	[2]	668,810	668,763

				13,011,235

Consumer Discretionary — 3.42%
Hanesbrands, Inc., Term Loan B, 1st Lien
3.25%	04/15/22	[2]	498,750	502,491
Hilton Worldwide Finance LLC, Term Loan B2
3.50%	09/23/20	[2]	779,167	780,386
La Quinta Intermediate Holdings LLC, Term Loan B, 1st Lien
4.00%	02/24/21	[2]	417,005	417,333
Laureate Education, Inc., Term Loan B, 1st Lien
5.00%	06/16/18	[2]	1,478,417	1,384,168
NCL Corp. Ltd., Term Loan B, 1st Lien (Bermuda)
4.00%	11/19/21	[2,3]	497,500	500,298
Reynolds Group Holdings, Inc., Incremental Term Loan
4.50%	12/01/18	[2]	768,548	772,152
Spectrum Brands Holdings, Inc., Term Loan, 1st Lien
3.75%	06/16/22	[2]	1,500,000	1,503,750

				5,860,578

Consumer Products — 0.58%
Anchor Hocking Co., Term Loan, 1st Lien
4.50%	06/24/22	[2]	1,000,000	1,002,190

Electric — 5.87%
Calpine Corp., Term Loan B5, 1st Lien
3.50%	05/22/22	[2]	750,000	744,750
Chief Power Finance LLC, Term Loan B, 1st Lien
5.75%	12/31/20	[2]	995,000	999,975
EFS Cogen Holdings I LLC, Term Loan B, 1st Lien
3.75%	12/17/20	[2]	779,845	782,769

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 117

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Electric (continued)
Essential Power LLC, Term Loan B
4.75%	08/08/19	[2]	$870,856	$875,937
ExGen Texas Power LLC, Term Loan B, 1st Lien
5.75%	09/18/21	[2]	1,488,333	1,469,737
GIM Channelview Cogeneration LLC, Term Loan B, 1st Lien
4.25%	05/02/20	[2]	1,249,592	1,251,154
Green Energy Partners/Stonewall LLC, Term Loan B1, 1st Lien
6.50%	11/13/21	[2]	500,000	507,395
Moxie Liberty LLC (Panda),
Term Loan B1, 1st Lien
7.50%	08/21/20	[2]	850,000	852,125
Panda Power Funds,
Term Loan B1,1st Lien
6.75%	12/19/20	[2]	1,000,000	1,002,500
Panda Temple Power II LLC, Term Loan
7.25%	04/03/19	[2]	125,000	118,750
Southeast Powergen LLC,
Term Loan B, 1st Lien
4.50%	12/02/21	[2]	497,500	500,923
Viva Alamo LLC, Term Loan B, 1st Lien
5.25%	02/20/21	[2]	971,516	959,372

				10,065,387

Energy — 4.49%
Alinta Energy Finance Pty Ltd., Term Loan B, 1st Lien
6.38%	08/13/19	[2]	1,406,692	1,418,121
Alinta Energy Finance Pty Ltd., Term Loan DD, 1st Lien
6.38%	08/13/18	[2]	93,073	93,830
Drillships Ocean Ventures, Inc., Term Loan B, 1st Lien
5.50%	07/25/21	[2]	496,250	424,294
EMG Utica LLC, Term Loan, 1st Lien
4.75%	03/27/20	[2]	1,029,251	1,007,379
EP Energy LLC, Term Loan B2, 1st Lien
4.50%	04/30/19	[2]	187,500	187,579
Harvey Gulf International Marine, Term Loan B, 1st Lien
5.50%	06/18/20	[2]	1,225,016	994,229
Pike Corp., Term Loan, 1st Lien
5.50%	12/22/21	[2]	482,621	485,034
Pike Corp., Term Loan, 2nd Lien
9.50%	06/22/22	[2]	500,000	496,668
Power Buyer LLC, Delayed Draw Term Loan, 1st Lien
4.25%	05/06/20	[2]	55,686	55,755
Power Buyer LLC, Term Loan B, 1st Lien
4.25%	05/06/20	[2]	1,037,592	1,038,889

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Energy (continued)
Seadrill Operating LP, Term Loan B, 1st Lien (Bermuda)
4.00%	02/21/21	[2,3]	$492,500	$374,147
TGGT Holdings LLC, Term Loan B
7.50%	11/15/18	[2]	362,682	361,775
Wheelabrator (Granite Acquisition, Inc.), Term Loan B, 1st Lien
5.00%	12/17/21	[2]	714,799	723,727
Wheelabrator (Granite Acquisition, Inc.), Term Loan C, 1st Lien
5.00%	12/17/21	[2]	31,609	32,004

				7,693,431

Entertainment — 0.58%
Six Flags Entertainment Corp., Term Loan B, 1st Lien
3.50%	06/17/22	[2]	1,000,000	1,002,030

Finance — 5.73%
American Beacon Advisors, Inc., Term Loan, 1st Lien
5.50%	03/06/22	[2]	1,000,000	1,011,250
Aruba Investments, Inc., Term Loan B, 1st Lien
4.50%	02/02/22	[2]	416,668	417,450
Black Knight, Term Loan B, 1st Lien
3.75%	05/07/22	[2]	1,000,000	1,002,500
CBAC Borrower LLC, Term Loan B, 1st Lien
8.25%	07/02/20	[2]	1,500,000	1,391,250
Fly Leasing, Term Loan, 1st Lien
3.50%	08/09/19	[2]	986,667	988,147
Freif NAP I Holdings III LLC, Term Loan B, 1st Lien
4.75%	03/27/22	[2]	1,271,186	1,285,487
Freif NAP I Holdings III LLC, Term Loan C, 1st Lien
4.75%	03/27/22	[2]	228,814	231,388
ILFC AIG, Term Loan B, 1st Lien
3.50%	02/27/21	[2]	1,000,000	999,750
Onex Wizard Acquisition Co. I SARL, Senior Secured Term Loan, 1st Lien
4.25%	03/13/22	[2]	1,496,250	1,497,559
RPI Finance Trust, Term Loan B4, 1st Lien
3.50%	12/18/20	[2]	996,247	998,737

				9,823,518

Food — 3.00%
Del Monte Foods, Inc., Term Loan, 1st Lien
4.25%	11/26/20	[2]	493,750	472,148
Diamond Foods, Inc., Term Loan, 1st Lien
4.25%	08/20/18	[2]	493,750	494,214

See accompanying notes to Schedule of Portfolio Investments.

118 / N-Q Report June 2015

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Food (continued)
Dole Food Co., Inc., Term Loan B, 1st Lien
4.50%	11/01/18	[2]	$985,134	$987,902
Hostess Brands, Inc., Term Loan, 1st Lien
6.75%	03/20/20	[2]	687,500	699,531
Pinnacle Foods LLC, Term Loan H, 1st Lien
3.00%	04/29/20	[2]	1,488,712	1,484,573
Post Holdings, Inc., Term Loan B, 1st Lien
3.75%	06/02/21	[2]	997,484	994,521

				5,132,889

Gaming — 3.97%
AMC Entertainment, Inc. Term Loan B, 1st Lien
3.50%	04/30/20	[2]	489,975	488,934
American Casino & Entertainment Properties LLC, Term Loan B, 1st Lien
4.50%	07/03/19	[2]	420,233	422,334
American Casino & Entertainment Properties LLC, Term Loan, 1st Lien
5.00%	06/18/22	[2]	1,000,000	1,004,380
Boyd Gaming Corp., Term Loan B, 1st Lien
4.00%	08/14/20	[2]	713,633	716,406
Golden Nugget, Inc., Delayed-Draw Term Loan B, 1st Lien
5.50%	11/21/19	[2]	508,818	514,224
Golden Nugget, Inc., Term Loan B, 1st Lien
5.50%	11/21/19	[2]	1,187,242	1,199,857
Las Vegas Sands LLC, Term Loan B, 1st Lien
3.25%	12/19/20	[2]	985,000	981,641
MotorCity Casino, Term Loan B, 1st Lien
4.50%	07/31/21	[2]	457,934	459,795
Penn National Gaming, Inc., Term Loan B, 1st Lien
3.25%	10/30/20	[2]	29,550	29,524
Tropicana Entertainment, Inc., Term Loan, 1st Lien
4.00%	11/27/20	[2]	982,500	979,636

				6,796,731

Health Care — 9.17%
Acadia Healthcare Co., Inc.,
Term Loan B, 1st Lien
4.25%	02/11/22	[2]	995,000	1,003,706
Accellent, Inc., Term Loan, 1st Lien
4.50%	03/12/21	[2]	493,750	491,694
Air Medical Group Holdings, Inc., Term Loan B, 1st Lien
4.50%	04/16/22	[2]	1,500,000	1,491,877
Amneal Pharmaceuticals LLC, Term Loan
4.50%	11/02/19	[2]	997,500	1,001,241

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Health Care (continued)
Carestream Health, Inc., Term Loan, 1st Lien
5.00%	06/07/19	[2]	$305,366	$305,534
CHS/Community Health Systems, Inc., Term Loan G, 1st Lien
3.75%	12/31/19	[2]	347,715	348,200
CHS/Community Health Systems, Inc., Term Loan H, 1st Lien
4.00%	01/27/21	[2]	639,785	641,676
Concentra, Term Loan, 1st Lien
4.00%	05/08/22	[2]	500,000	500,000
DaVita Healthcare Partners, Inc., Term Loan B, 1st Lien
3.50%	06/19/21	[2]	990,000	991,797
Endo International, Term Loan B1, 1st Lien
3.75%	06/24/22	[2]	1,000,000	1,003,520
Genoa Healthcare, Term Loan, 1st Lien
4.50%	04/22/22	[2]	1,500,000	1,501,875
Halyard Health, Inc., Term Loan B, 1st Lien
4.00%	10/31/21	[2]	434,647	438,722
Mallinckrodt International Finance, Term Loan B1, 1st Lien
3.50%	03/19/21	[2]	744,375	743,579
Millennium Laboratories, Inc., Term Loan B
5.25%	04/16/21	[2]	748,111	313,672
Pharmaceutical Product Development, Inc., 2013 Term Loan
4.00%	12/05/18	[2]	195,000	195,137
Physio-Control, Term Loan B, 1st Lien
5.50%	05/19/22	[2]	750,000	754,691
RegionalCare Hospital Partners, Inc., Senior Secured Term Loan, 1st Lien
5.25%	04/23/19	[2]	1,492,481	1,488,750
Sterigenics-Nordion Holdings LLC, Term Loan
4.25%	04/27/22	[2]	1,000,000	1,000,000
Surgery Center Holdings, Inc., Term Loan, 1st Lien
5.25%	11/03/20	[2]	497,500	498,433
Valeant Pharmaceuticals International, Inc., Term Loan B, 1st Lien (Canada)
4.00%	03/13/22	[2,3]	997,500	997,445

				15,711,549

Industrials — 14.67%
Ardagh Holdings USA, Inc.,
Term Loan B, 1st Lien
4.00%	12/17/19	[2]	493,750	493,594
B/E Aerospace, Inc., Term Loan B, 1st Lien
4.00%	12/16/21	[2]	995,000	1,001,995
Boyd LTI Flexible Products, Inc., Term Loan, 1st Lien
5.25%	04/17/22	[2]	1,500,000	1,506,248

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 119

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Industrials (continued)
BWAY Holding Co., Term Loan B, 1st Lien
5.50%	08/14/20	[2]	$990,000	$992,886
Consolidated Container Co. LLC, Term Loan B, 1st Lien
5.00%	07/03/19	[2]	489,924	481,351
Consolidated Container Co. LLC, Term Loan B, 2nd Lien
7.75%	01/03/20	[2]	1,000,000	952,500
Excelitas Technologies Corp., Term Loan B, 1st Lien
6.00%	10/30/20	[2]	486,040	487,760
Filtration Group, Inc., Term Loan B, 1st Lien
4.25%	11/21/20	[2]	493,750	494,755
Infiltrator Systems Integrated LLC, Term Loan, 1st Lien
5.25%	05/21/22	[2]	1,000,000	1,007,080
Intelligrated, Inc., Term Loan, 1st Lien
4.50%	07/30/18	[2]	1,476,083	1,477,315
Interline Brands, Inc., Term Loan, 1st Lien
4.00%	03/17/21	[2]	987,500	980,711
Jazz Acquisition, Inc., Term Loan, 1st Lien
4.50%	06/19/21	[2]	495,152	492,369
Jazz Acquisition, Inc., Term Loan, 2nd Lien
7.75%	06/19/22	[2]	1,500,000	1,458,750
Kloeckner Pentaplast of America, Term Loan, 1st Lien
5.00%	04/28/20	[2]	700,599	703,751
KP Germany Erste Gmbh, Term Loan, 1st Lien (Germany)
5.00%	04/22/20	[2,3]	299,401	300,749
Mauser Holding Gmbh, Term Loan, 1st Lien
4.50%	07/31/21	[2]	1,292,500	1,292,099
Multi Packaging Solutions, Inc.
4.25%	09/30/20	[2]	493,750	493,133
Multi Packaging Solutions, Inc., Term Loan, 1st Lien
4.25%	09/30/20	[2]	1,985,000	1,980,038
OSG Bulk Ships, Inc., Term Loan B-Exit, 1st Lien
5.25%	08/05/19	[2]	993,741	996,851
Patheon, Inc., Term Loan B, 1st Lien
4.25%	03/11/21	[2]	990,000	984,664
Penn Engineering & Manufacturing Corp., Term Loan, 1st Lien
4.00%	08/29/21	[2]	496,250	497,027
PGT, Inc., Term Loan B, 1st Lien
5.25%	09/22/21	[2]	992,500	1,002,425
Ply Gem Industries, Inc., Term Loan, 1st Lien
4.00%	01/30/21	[2]	493,750	491,281

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Industrials (continued)
Polarpack, Inc./WNA Holdings, Inc., Term Loan B, 1st Lien
4.50%	06/07/20	[2]	$162,445	$161,633
Polarpack, Inc./WNA Holdings, Inc., Term Loan, 1st Lien
4.50%	06/07/20	[2]	309,837	308,288
Polymer Group, Inc., Term Loan B, 1st Lien
5.25%	12/19/19	[2]	1,985,753	1,996,505
Synagro Infrastructure, Term Loan, 1st Lien
6.25%	08/22/20	[2]	673,372	646,437
Tank Holding Corp., Term Loan B, 1st Lien
5.25%	03/16/22	[2]	967,391	971,222
Zebra Technologies Corp., Term Loan B, 1st Lien
4.75%	10/27/21	[2]	481,818	487,843

				25,141,260

Information Technology — 3.50%
Activision Blizzard, Inc., Term Loan B, 1st Lien
3.25%	09/12/20	[2]	553,150	555,609
Dell, Inc., Term Loan B2, 1st Lien
4.00%	04/29/20	[2]	903,852	905,466
First Data Corp., 2021 Extended Term Loan
4.19%	03/24/21	[2]	230,043	230,882
First Data Corp., Term Loan B1, 1st Lien
3.69%	09/24/18	[2]	300,000	299,598
First Data Corp., Term Loan C1, 1st Lien
3.69%	03/24/18	[2]	500,000	498,973
FSL Corp., Term Loan B4, 1st Lien
4.25%	03/01/20	[2]	997,468	999,199
Mitel Networks, Term Loan B, 1st Lien
5.00%	04/13/22	[2]	1,000,000	1,007,815
SS&C Technologies, Inc., Term Loan B1, 1st Lien
4.00%	06/29/22	[2]	1,224,150	1,226,451
SS&C Technologies, Inc., Term Loan B2, 1st Lien
4.00%	06/29/22	[2]	275,850	276,369

				6,000,362

Insurance — 2.19%
Alliant Holdings I, Inc., Term Loan, 1st Lien
5.00%	12/20/19	[2]	995,374	999,107
AssuredPartners, Inc., Term Loan, 1st Lien
5.00%	04/01/21	[2]	496,252	497,495
Confie Seguros, Term Loan, 1st Lien
5.75%	12/10/18	[2]	1,250,000	1,253,125

See accompanying notes to Schedule of Portfolio Investments.

120 / N-Q Report June 2015

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Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Insurance (continued)
Hyperion Insurance Group Ltd., Term Loan B, 1st Lien
5.50%	03/26/22	[2]	$997,500	$1,003,111

				3,752,838

Materials — 4.04%
Chemours Co., Term Loan B, 1 Lien
3.75%	05/07/22	[2]	1,500,000	1,497,502
Chromaflo Technologies Corp., Term Loan B, 1st Lien
4.50%	12/02/19	[2]	984,609	980,508
Hoffmaster Group, Inc., Term Loan, 2nd Lien
10.00%	05/09/21	[2]	500,000	492,500
Ineos U.S. Finance LLC, Term Loan B, 1st Lien
4.25%	03/12/22	[2]	997,499	999,120
Macdermid, Inc., Term Loan B2, 1st Lien
4.75%	06/07/20	[2]	497,500	500,341
Novelis, Inc., Guaranteed Senior Secured Term Loan B, 1st Lien
4.00%	05/28/22	[2]	750,000	747,772
Orion Engineered Carbons, Term Loan B, 1st Lien
5.00%	07/25/21	[2]	496,250	497,803
Primesource Building Products, Term Loan B, 1st Lien
4.50%	05/01/22	[2]	250,000	248,437
Tata Chemicals North America, Inc., Term Loan B, 1st Lien
3.75%	08/09/20	[2]	951,498	952,692

				6,916,675

Real Estate Investment Trust (REIT) — 0.55%
Realogy Group LLC, Term Loan B, 1st Lien
3.75%	03/05/20	[2]	930,570	929,699
Realogy Group LLC, Extended Synthetic Commitment
0.04%	10/10/16	[2]	13,763	13,634

				943,333

Retail — 1.82%
Dollar Tree, Inc., Term Loan B, 1st Lien
3.50%	03/09/22	[2]	1,253,165	1,254,606
Hudson’s Bay Co., Term Loan B, 1st Lien
4.75%	10/07/20	[2]	409,500	411,087
PetSmart, Inc., Term Loan B, 1st Lien
4.25%	03/10/22	[2]	1,000,000	999,250
Serta Simmons Holdings LLC, Term Loan B, 1st Lien
4.25%	10/01/19	[2]	445,040	445,754

				3,110,697

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Services — 5.11%
Apollo Security Services LLC, Term Loan, 1st Lien
5.00%	06/19/21	[2]	$1,500,000	$1,503,750
Block and Co., Term Loan B, 1st Lien
4.00%	11/07/21	[2]	496,250	499,044
Bright Horizons Family Solutions, Inc., Term Loan B, 1st Lien
3.75%	01/30/20	[2]	489,950	489,568
ESH Hospitality, Inc., Term Loan B, 1st Lien
5.00%	06/24/19	[2]	977,234	996,778
HC, Inc., Guaranteed Senior Secured Term Loan B5, 1st Lien
2.94%	03/31/17	[2]	997,462	998,524
NEP/NCP Holdco, Term Loan B, 2nd Lien
4.25%	01/22/20	[2]	750,000	740,314
Pods LLC, Term Loan B, 1st Lien
5.25%	02/02/22	[2]	498,750	503,738
Protection One, Inc., Term Loan, 1st Lien
4.25%	03/21/19	[2]	784,853	786,571
Research Now Group, Inc., Term Loan B, 1st Lien
5.50%	03/18/21	[2]	750,000	751,875
Wash Multifamily Laundry Systems Corp., Term Loan B, 1st Lien
4.25%	05/05/22	[2]	1,276,455	1,270,073
4.25%	05/05/22	[2]	223,545	222,427

				8,762,662

Transportation — 2.04%
Air Canada, Term Loan B, 1st Lien (Canada)
5.50%	09/26/19	[2,3]	429,675	431,422
American Airlines, Inc., Term Loan B, 1st Lien
3.50%	06/27/20	[2]	982,500	975,750
Delta Air Lines, Inc., Term Loan B, 1st Lien
3.25%	04/20/17	[2]	194,924	194,883
Navios Maritime Partners LP, Term Loan B, 1st Lien (Greece)
5.25%	06/27/18	[2,3]	1,403,383	1,400,758
5.50%	06/12/20	[2,3]	500,000	497,812

				3,500,625

Total Bank Loans
(Cost $139,374,274)				138,930,627

CORPORATES — 9.82%*
Banking — 0.29%
Bank of America N.A. (BKNT)
0.59%	06/15/17	[2]	500,000	496,468

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 121

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Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications — 2.95%
Cablevision Systems Corp.
8.00%	04/15/20		$1,000,000	$1,087,500
DISH DBS Corp.
4.25%	04/01/18		1,000,000	1,020,000
Sprint Nextel Corp.
9.00%	11/15/18	[4]	1,000,000	1,132,925
Verizon Communications, Inc.
2.04%	09/14/18	[2]	1,750,000	1,819,023

				5,059,448

Energy — 0.58%
Enbridge, Inc. (Canada)
0.93%	10/01/16	[2,3]	1,000,000	1,001,167

Finance — 2.73%
Chase Capital II, Series B
0.78%	02/01/27	[2]	500,000	428,759
Citigroup, Inc.
0.83%	08/25/36	[2]	1,800,000	1,385,841
General Electric Capital Corp. (MTN)
0.75%	08/15/36	[2]	850,000	773,141
Goldman Sachs Group, Inc. (MTN)
1.88%	11/29/23	[2]	1,000,000	1,017,132
JPMorgan Chase Capital XXI, Series U
1.23%	02/02/37	[2]	1,000,000	832,500
JPMorgan Chase Capital XXIII
1.27%	05/15/47	[2]	300,000	238,125

				4,675,498

Health Care — 1.01%
Actavis Funding SCS (Luxembourg)
1.37%	03/12/18	[2,3]	700,000	703,395
Hologic, Inc.
5.25%	07/15/22	[4]	500,000	511,875
LifePoint Hospitals, Inc.
5.50%	12/01/21		500,000	518,125

				1,733,395

Holding Companies — 0.55%
Entegra TC LLC/Entegra Issuance Corp., Series A (PIK)
10.00%	10/03/17	[2,4,5]	909,587	934,600

Industrials — 0.57%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)
3.29%	12/15/19	[2,3,4]	1,000,000	976,250

Materials — 0.30%
Platform Specialty Products Corp.
6.50%	02/01/22	[4]	500,000	518,750

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) — 0.30%
DuPont Fabros Technology LP (WI)
5.88%	09/15/21		$500,000	$508,750

Transportation — 0.54%
American Airlines Pass-Through Trust, Series 2013-2, Class B
5.60%	07/15/20	[4]	900,405	931,919

Total Corporates
(Cost $16,572,796)				16,836,245

U.S. AGENCY SECURITIES — 1.12%

U.S. Agency Securities — 1.12%

Federal Farm Credit Bank
0.21%	09/14/16	[2]	635,000	635,328
0.22%	04/26/17	[2]	680,000	680,626
0.24%	04/17/17	[2]	605,000	605,889

Total U.S. Agency Securities
(Cost $1,919,893)				1,921,843

Total Bonds – 92.00%
(Cost $157,866,963)				157,688,715

Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 4.89%
Money Market Funds — 1.99%
Dreyfus Cash Advantage Fund
0.01%[6]		1,707,000	1,707,000
Morgan Stanley Institutional Fund
0.04%[6]		1,706,000	1,706,000

			3,413,000

U.S. Agency Discount Notes — 2.90%
Federal Home Loan Bank
0.03%[7]	08/12/15	1,155,000	1,154,960
0.06%[7]	08/26/15	3,805,000	3,804,821

			4,959,781

Total Short-Term Investments
(Cost $8,372,548)			8,372,781

Total Investments – 96.89%
(Cost $166,239,511)[1]			166,061,496

Cash and Other Assets, Less Liabilities – 3.11%			5,336,596

Net Assets – 100.00%			$171,398,092

See accompanying notes to Schedule of Portfolio Investments.

122 / N-Q Report June 2015

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Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Notes:

[1]	Cost for federal income tax purposes is $166,239,848 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$1,176,690
Gross unrealized (depreciation)	(1,355,042)

Net unrealized (depreciation)	$(178,352)

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2015.
[3]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	Payment-in-kind (“PIK”) security. Income paid in additional securities.
[6]	Represents the current yield as of June 30, 2015.
[7]	Represents annualized yield at date of purchase.
*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(MTN): Medium-term note

(PIK): Payment in kind

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 123

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Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 90.67%
ASSET-BACKED SECURITIES — 18.36%**
Alm Loan Funding, Series 2012-7A, Class A1 (Cayman Islands)
1.70%	10/19/24	[2,3,4]	$500,000	$500,004
American Money Management Corp., Series 2014-14A, Class A1L (Cayman Islands)
1.73%	07/27/26	[2,3,4]	490,000	489,971
Amur Finance IA LLC/Jet Midwest, Series 2014-1, Class A
11.00%	12/17/17	4,†	593,608	569,863
ARES CLO Ltd., Series 2007-12A, Class A (Cayman Islands)
0.91%	11/25/20	[2,3,4]	283,172	280,227
ARES XXVI CLO Ltd., Series 2013-1A, Class A (Cayman Islands)
1.38%	04/15/25	[2,3,4]	500,000	494,609
Babson CLO Ltd., Series 2014-IA, Class A1 (Cayman Islands)
1.77%	07/12/25	[2,3,4]	500,000	500,073
Babson CLO Ltd., Series 2014-IIA, Class A (Cayman Islands)
1.66%	10/17/26	[2,3,4]	430,000	429,001
Bayview Commercial Asset Trust, Series 2004-3, Class A1
0.55%	01/25/35	[3,4]	345,169	321,035
Bayview Commercial Asset Trust, Series 2006-4A, Class A1
0.41%	12/25/36	[3,4]	1,079,680	957,343
Bayview Commercial Asset Trust, Series 2007-3, Class A1
0.42%	07/25/37	[3,4]	487,075	422,342
Betony CLO Ltd., Series 2015-1A, Class A (Cayman Islands)
1.82%	04/15/27	[2,3,4]	400,000	400,321
CIFC Funding Ltd., Series 2012-2A, Class A1R (Cayman Islands)
1.63%	12/05/24	[2,3,4]	600,000	600,011
CIT Education Loan Trust, Series 2007-1, Class A
0.36%	03/25/42	[3,4]	1,423,837	1,330,359
Crystal River, Series 2005-1A, Class A (Cayman Islands)
0.64%	03/02/46	[2,3,4,5]	470,845	47,085
Dryden 37 Senior Loan Fund, Series 2015-37A, Class A (Cayman Islands)
1.82%	04/15/27	[2,3,4]	420,000	420,333
Dryden Senior Loan Fund, Series 2014-33A, Class A (Cayman Islands)
1.76%	07/15/26	[2,3,4]	430,000	429,808
Education Loan Asset-Backed Trust, Series 2013-1A, Class A2
0.98%	04/26/32	[3,4]	645,000	644,821

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
EFS Volunteer LLC, Series 2010-1, Class A2
1.13%	10/25/35	[3,4]	$800,000	$795,315
GE Business Loan Trust, Series 2004-2A, Class A
0.41%	12/15/32	[3,4]	175,314	169,329
GE Business Loan Trust, Series 2005-1A, Class A3
0.44%	06/15/33	[3,4]	618,450	600,119
GE Business Loan Trust, Series 2005-2A, Class A
0.43%	11/15/33	[3,4]	643,486	623,989
Global SC Finance SRL, Series 2014-1A, Class A2 (Barbados)
3.09%	07/17/24	[2,4]	517,750	516,966
GoldenTree Loan Opportunities VIII Ltd., Series 2014-8A, Class A (Cayman Islands)
1.73%	04/19/26	[2,3,4]	600,000	600,105
Higher Education Funding, Series 2014-1, Class A
1.33%	05/25/34	[3,4]	468,616	469,782
ING Investment Management Ltd., Series 2012-4A, Class A1 (Cayman Islands)
1.67%	10/15/23	[2,3,4]	500,000	499,463
Leaf II Receivables Funding LLC, Series 2013-1, Class E2
6.00%	09/15/21	[4]	520,000	498,280
Limerock CLO, Series 2014-2A, Class A (Cayman Islands)
1.78%	04/18/26	[2,3,4]	580,000	580,329
Magnetite XII CLO Ltd., Series 2015-12A, Class A (Cayman Islands)
1.82%	04/15/27	[2,3,4]	420,000	420,350
National Collegiate Student Loan Trust, Series 2006-1, Class A3
0.37%	05/25/26	[3]	128,999	128,588
National Collegiate Student Loan Trust, Series 2007-2, Class A2
0.31%	06/26/28	[3]	435,329	421,264
Nelnet Student Loan Trust, Series 2014-4A, Class A2
1.13%	11/25/43	[3,4]	500,000	491,950
Neuberger Berman CLO Ltd., Series 2014-16A, Class A1 (Cayman Islands)
1.75%	04/15/26	[2,3,4]	580,000	580,097
Nomad CLO Ltd., Series 2013-1A, Class A1 (Cayman Islands)
1.48%	01/15/25	[2,3,4]	580,000	576,740
Oak Hill Credit Partners, Series 2012-7A, Class A (Cayman Islands)
1.70%	11/20/23	[2,3,4]	500,000	500,006
Panthera Aviation, Series 2013-1
10.00%	01/25/22	3,4,†	500,000	490,000
Peach Finance Co., Series 2000, Class A
4.71%	04/15/48	[4]	256,791	264,148

See accompanying notes to Schedule of Portfolio Investments.

124 / N-Q Report June 2015

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Scholar Funding Trust, Series 2012-B, Class A2
1.29%	03/28/46	[3,4]	$1,000,000	$1,005,043
SLC Student Loan Trust, Series 2004-1, Class B
0.56%	08/15/31	[3]	302,815	279,156
SLC Student Loan Trust, Series 2005-2, Class B
0.55%	03/15/40	[3]	439,316	401,538
SLC Student Loan Trust, Series 2005-3, Class B
0.52%	06/15/40	[3]	236,785	212,320
SLC Student Loan Trust, Series 2006-2, Class B
0.50%	12/15/39	[3]	543,349	485,476
SLM Student Loan Trust, Series 2004-2, Class B
0.75%	07/25/39	[3]	547,436	501,689
SLM Student Loan Trust, Series 2005-4, Class B
0.46%	07/25/40	[3]	329,133	297,144
SLM Student Loan Trust, Series 2005-9, Class B
0.58%	01/25/41	[3]	396,504	353,166
SLM Student Loan Trust, Series 2006-2, Class A6
0.45%	01/25/41	[3]	1,200,000	1,098,259
SLM Student Loan Trust, Series 2007-6, Class B
1.13%	04/27/43	[3]	304,866	277,021
SLM Student Loan Trust, Series 2007-7, Class B
1.03%	10/25/28	[3]	215,000	193,681
SLM Student Loan Trust, Series 2007-8, Class B
1.28%	04/27/43	[3]	349,983	329,019
SLM Student Loan Trust, Series 2008-2, Class B
1.48%	01/25/29	[3]	340,000	318,762
SLM Student Loan Trust, Series 2008-3, Class B
1.48%	04/25/29	[3]	340,000	317,517
SLM Student Loan Trust, Series 2008-4, Class A4
1.93%	07/25/22	[3]	1,500,000	1,561,321
SLM Student Loan Trust, Series 2008-4, Class B
2.13%	04/25/29	[3]	340,000	331,823
SLM Student Loan Trust, Series 2008-5, Class B
2.13%	07/25/29	[3]	235,000	235,151
SLM Student Loan Trust, Series 2008-6, Class B
2.13%	07/25/29	[3]	340,000	340,184

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-7, Class B
2.13%	07/25/29	[3]	$340,000	$342,357
SLM Student Loan Trust, Series 2008-8, Class B
2.53%	10/25/29	[3]	340,000	350,533
Structured Receivables Finance LLC, Series 2010-A, Class B
7.61%	01/16/46	4,†	432,031	523,700
Structured Receivables Finance LLC, Series 2010-B, Class B
7.97%	08/15/36	[4]	432,860	530,763
Symphony CLO XIV Ltd., Series 2014-14A, Class A2 (Cayman Islands)
1.75%	07/14/26	[2,3,4]	350,000	350,182
TAL Advantage LLC, Series 2006-1, Class NOTE
0.37%	04/20/21	[3,4]	50,000	49,767
Voya CLO Ltd., Series 2015-1A, Class A1 (Cayman Islands)
1.76%	04/18/27	[2,3,4]	330,000	330,111

Total Asset-Backed Securities
(Cost $28,934,014)				29,079,709

BANK LOANS — 0.60%*
Electric — 0.00%
Boston Generating LLC, Term Loan, 1st Lien[6]
0.00%	06/30/15	3,5,7,8,†	107,166	–

Health Care — 0.38%
Valeant Pharmaceuticals International, Inc., Term Loan B, 1st Lien (Canada)
3.50%	05/30/20	[3]	597,147	595,586

Services — 0.22%
AABS Ltd., Term Loan, Series 2013-1, Class A (STEP) (Bermuda)
4.72%	01/15/38	[2,3]	339,583	351,469

Total Bank Loans
(Cost $1,040,448)				947,055

CORPORATES — 11.72%*
Banking — 1.03%
Bank of America Corp. (MTN)
5.00%	05/13/21		1,090,000	1,198,094
First Chicago NBD Institutional Capital I
0.83%	02/01/27	[3]	500,000	437,177

				1,635,271

Communications — 0.30%
Verizon Communications, Inc.
4.86%	08/21/46		500,000	470,471

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 125

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric — 0.18%
Mirant Americas Generation LLC
8.50%	10/01/21		$300,000	$286,500

Energy — 0.76%
Energy Transfer Partners LP
3.30%	11/01/66	[3]	1,400,000	1,204,000

Finance — 5.55%
Chase Capital II, Series B
0.78%	02/01/27	[3]	1,500,000	1,286,277
Chase Capital VI
0.90%	08/01/28	[3]	500,000	432,500
Citigroup, Inc.
0.83%	08/25/36	[3]	3,350,000	2,579,205
General Electric Capital Corp. (MTN)
0.66%	05/05/26	[3]	819,000	779,083
0.75%	08/15/36	[3]	2,500,000	2,273,945
General Motors Financial Co., Inc., Series 3YR
3.00%	09/25/17		1,000,000	1,020,000
JPMorgan Chase Capital XIII, Series M
1.23%	09/30/34	[3]	300,000	254,625
JPMorgan Chase Capital XXIII
1.27%	05/15/47	[3]	200,000	158,750

				8,784,385

Health Care — 0.11%
VRX Escrow Corp. (Canada)
5.38%	03/15/20	[2,4]	165,000	170,775

Insurance — 0.60%
Farmers Exchange Capital II
6.15%	11/01/53	[3,4]	900,000	954,000

Retail — 0.47%
Walgreens Boots Alliance, Inc.
0.73%	05/18/16	[3]	750,000	750,048

Transportation — 2.72%
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23		457,920	486,540
AWAS Aviation Capital Ltd. (Ireland)
7.00%	10/15/16	[2,4]	369,200	375,199
Continental Airlines Pass-Through Trust, Series 2007, Class 1B
6.90%	04/19/22		2,361,712	2,509,319
Delta Air Lines Pass-Through Trust, Series 2002, Class G1
6.72%	01/02/23		574,101	658,781

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
JetBlue Airways Pass-Through Trust, Series 2004-2, Class G1
0.65%	08/15/16	[3]	$287,161	$284,290

				4,314,129

Total Corporates
(Cost $16,978,359)				18,569,579

MORTGAGE-BACKED — 59.28%**
Commercial Mortgage-Backed — 5.89%
Banc of America Commercial Mortgage Trust,
Series 2006-5, Class A4
5.41%	09/10/47		825,000	848,637
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class XA (IO)
2.19%	09/10/45	[3,4]	6,080,300	561,537
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB17, Class A4
5.43%	12/12/43		786,142	818,028
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-CNTR, Class A1
3.30%	08/05/32	[4]	212,105	221,127
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-CNTR, Class A2
4.31%	08/05/32	[4]	455,000	496,448
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A2
3.67%	02/15/46	[4]	391,838	399,743
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4
2.86%	11/15/45		1,040,000	1,038,614
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A1
0.74%	02/15/46		576,360	575,652
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A2FX
5.61%	04/15/49		802,363	808,849
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A2
5.90%	06/15/49	[3]	406,467	407,744
WF-RBS Commercial Mortgage Trust, Series 2010-C8, Class A3
3.00%	08/15/45		1,055,000	1,071,114
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2
3.79%	02/15/44	[4]	844,428	849,406
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A4
3.67%	11/15/44		810,000	856,028

See accompanying notes to Schedule of Portfolio Investments.

126 / N-Q Report June 2015

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class XA (IO)
2.13%	11/15/44	[3,4,5]	$4,695,523	$380,413

				9,333,340

Non-Agency Mortgage-Backed — 44.68%
ACE Securities Corp., Series 2003-MH1, Class B1
6.49%	08/15/30	[3,4]	38,291	39,133
ACE Securities Corp., Series 2006-HE3, Class A2C
0.33%	06/25/36	[3]	1,917,731	1,372,630
Adjustable Rate Mortgage Trust, Series 2005-11, Class 2A41
2.58%	02/25/36	[3]	217,978	215,116
Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21
0.41%	09/25/35	[3]	587,007	567,384
Ameriquest Mortgage Securities, Inc., Series 2005-R2, Class M2
0.66%	04/25/35	[3]	1,132,218	1,124,627
Banc of America Alternative Loan Trust, Series 2003-3, Class A4
5.75%	05/25/33		1,607,643	1,652,728
Banc of America Alternative Loan Trust, Series 2005-2, Class 4A1
5.50%	03/25/20		309,362	310,923
Banc of America Funding Corp., Series 2006-3, Class 5A3
5.50%	03/25/36		884,023	835,472
Banco de Credito Y Securitizacion SA, Series 2001-1, Class AF (Argentina)[6]
8.00%	06/30/20	[2,4,5,8]	5,000	400
BCAP LLC Trust, Series 2011-RR3, Class 1A5
2.71%	05/27/37	[3,4]	1,123,648	1,119,392
BCAP LLC Trust, Series 2007-AA1, Class 1A2
0.34%	02/25/47	[3]	587,462	546,537
BCAP LLC Trust, Series 2009-RR4, Class 1A1
9.50%	06/26/37	[4]	529,740	587,898
BCAP LLC Trust, Series 2010-RR11, Class 3A2
2.71%	06/27/36	[3,4]	647,836	649,584
BCAP LLC Trust, Series 2011-RR3, Class 5A3
2.50%	11/27/37	[3,4]	1,909,062	1,858,415
BCAP LLC Trust, Series 2011-RR4, Class 1A3
2.90%	03/26/36	[3,4]	924,262	906,520

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Bear Stearns ALT-A Trust, Series 2005-1, Class A1
0.74%	01/25/35	[3]	$727,599	$701,710
Bear Stearns ARM Trust, Series 2005-2, Class A1
2.68%	03/25/35	[3]	334,719	338,448
BHN I Mortgage Fund, Series 2000-1, Class AF (Argentina)[6]
8.00%	01/31/20	2,4,5,8,†	110	–
Centex Home Equity Loan Trust, Series 2006-A, Class AV4
0.43%	06/25/36	[3]	2,150,000	1,963,895
Chase Mortgage Finance Corp., Series 2007-A1, Class 8A1
2.50%	02/25/37	[3]	293,035	296,333
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT3, Class M2
0.63%	05/25/35	[3]	1,100,000	1,076,270
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH4, Class A3
0.33%	11/25/36	[3]	447,771	446,698
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.36%	03/25/37	[3]	1,835,484	1,812,536
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	09/01/33		493,634	543,577
Conseco Finance, Series 2002-C, Class BF1
8.00%	06/15/32	[3]	1,776,435	1,909,153
Conseco Finance, Series 2002-C, Class BF2
8.00%	06/15/32	[3,4]	846,467	922,954
Conseco Financial Corp., Series 1996-7, Class M1
7.70%	10/15/27	[3]	708,382	786,010
Conseco Financial Corp., Series 1997-3, Class A7
7.64%	03/15/28	[3]	222,653	236,080
Conseco Financial Corp., Series 1998-3, Class A6
6.76%	03/01/30	[3]	565,498	597,989
Conseco Financial Corp., Series 1998-4, Class A6
6.53%	04/01/30	[3]	683,862	743,721
Conseco Financial Corp., Series 1998-4, Class A7
6.87%	04/01/30	[3]	338,627	371,369
Conseco Financial Corp., Series 1999-5, Class A5
7.86%	03/01/30	[3]	102,975	91,892

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 127

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse Mortgage Trust, Series 2014-4R, Class 16A1
0.37%	02/27/36	[3,4]	$819,652	$806,122
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2B (STEP)
4.54%	02/25/37		1,551,290	1,161,670
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2C (STEP)
4.54%	02/25/37		512,248	383,552
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB3, Class A3 (STEP)
4.00%	03/25/37		1,308,870	806,460
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF18, Class A2B
0.29%	12/25/37	[3]	1,064,313	718,586
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2007-FF1, Class A2D
0.40%	01/25/38	[3]	3,083,331	2,045,374
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2007-FF2, Class A2B
0.28%	03/25/37	[3]	1,095,530	707,091
GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 1A1
2.99%	04/19/36	[3]	833,715	751,352
Green Tree Home Improvement Loan Trust, Series 1995-D, Class B2
7.45%	09/15/25		7,332	7,338
Green Tree Home Improvement Loan Trust, Series 1995-F, Class B2
7.10%	01/15/21		1,083	1,085
Green Tree, Series 2008-MH1, Class A2
8.97%	04/25/38	[3,4]	362,609	380,504
Green Tree, Series 2008-MH1, Class A3
8.97%	04/25/38	[3,4]	533,303	558,820
GreenPoint Mortgage Funding Trust, Series 2006-AR8, Class 1A2A
0.36%	01/25/47	[3]	741,867	715,283
GSAMP Trust, Series 2005-HE5, Class M1
0.60%	11/25/35	[3]	1,285,000	1,239,905
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
2.68%	09/25/35	[3]	361,146	362,819
GSR Mortgage Loan Trust, Series 2007-AR2, Class 5A1A
5.12%	05/25/47	[3]	1,187,910	1,062,089
Harborview Mortgage Loan Trust, Series 2006-8, Class 2A1A
0.38%	07/21/36	[3]	433,929	360,531

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Home Equity Loan Trust, Series 2007-3, Class A4
1.68%	11/20/36	[3]	$1,040,000	$1,037,181
Home Equity Loan Trust, Series 2007-3, Class APT
1.38%	11/20/36	[3]	547,303	545,838
HSI Asset Loan Obligation Trust, Series 2007-2, Class 2A12
6.00%	09/25/37		759,802	715,354
Impac CMB Trust, Series 2004-4, Class 1A2
0.80%	09/25/34	[3]	819,605	725,649
IndyMac Index Mortgage Loan Trust, Series 2005-AR25, Class 2A1
4.42%	12/25/35	[3]	863,686	774,433
IndyMac Index Mortgage Loan Trust, Series 2007-FLX2, Class A1C
0.37%	04/25/37	[3]	2,642,440	1,940,682
IndyMac Manufactured Housing Contract, Series 1997-1, Class A3
6.61%	02/25/28		373,025	381,647
IndyMac Manufactured Housing Contract, Series 1997-1, Class A4
6.75%	02/25/28		157,031	162,589
IndyMac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28		142,173	147,933
IndyMac Manufactured Housing Contract, Series 1998-1, Class A5
6.96%	09/25/28	[3]	342,686	360,414
IndyMac Manufactured Housing Contract, Series 1998-2, Class A2
6.17%	08/25/29		36,726	36,755
IndyMac Manufactured Housing Contract, Series 1998-2, Class A4
6.64%	08/25/29	[3]	363,603	373,196
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF6 (STEP)
4.41%	03/25/47		1,196,412	920,500
JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2
5.88%	06/25/21		760,879	762,322
JPMorgan Mortgage Trust, Series 2007-S1, Class 1A2
5.50%	03/25/22		479,479	478,849
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A6
6.47%	04/15/40	[3]	475,568	510,940
Lehman XS Trust, Series 2006-13, Class 1A2
0.35%	09/25/36	[3]	966,550	869,514

See accompanying notes to Schedule of Portfolio Investments.

128 / N-Q Report June 2015

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Lehman XS Trust, Series 2006-19, Class A2
0.35%	12/25/36	[3]	$960,812	$803,245
Lehman XS Trust, Series 2006-9, Class A1B
0.34%	05/25/46	[3]	945,136	807,294
MASTR Asset-Backed Securities Trust, Series 2007-HE1, Class A4
0.46%	05/25/37	[3]	1,810,500	1,318,340
Merrill Lynch Alternative Note Asset, Series 2007-A3, Class A2D
0.51%	04/25/37	[3]	1,696,107	286,073
Merrill Lynch Mortgage Investors, Inc., Series 2004-HE2, Class A2C
1.34%	08/25/35	[3]	709,726	764,027
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		971,046	1,161,640
Mid-State Trust, Series 2004-1, Class M1
6.50%	08/15/37		671,582	731,279
Mid-State Trust, Series 2005-1, Class A
5.75%	01/15/40		265,129	287,351
Mid-State Trust, Series 2006, Class A3
7.54%	07/01/35		368,808	395,525
Mid-State Trust, Series 2006, Class A4
7.79%	07/01/35		30,051	32,256
Mid-State Trust, Series 2011, Class B
8.22%	07/15/38		13,601	15,213
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A4
2.03%	09/25/34	[3]	801,795	778,547
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 5A2
5.96%	06/25/36	[3]	2,992,239	1,685,178
Oakwood Mortgage Investors, Inc., Series 1998-A, Class M
6.83%	05/15/28	[3]	615,807	660,938
Oakwood Mortgage Investors, Inc., Series 1998-D, Class A
6.40%	01/15/29		286,352	290,617
Oakwood Mortgage Investors, Inc., Series 1999-A, Class A2
5.89%	04/15/29		62,635	63,072
Oakwood Mortgage Investors, Inc., Series 1999-B, Class A4
6.99%	12/15/26		727,633	775,689
Oakwood Mortgage Investors, Inc., Series 2001-D, Class A3
5.90%	09/15/22	[3]	1,218,180	1,036,879
Oakwood Mortgage Investors, Inc., Series 2002-A, Class A3
6.03%	05/15/24	[3]	675,772	715,046

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Origen Manufactured Housing, Series 2005-A, Class M1
5.46%	06/15/36	[3]	$615,006	$643,261
Park Place Securities, Inc., Series 2004-WWF1, Class M2
1.20%	12/25/34	[3]	185,491	185,195
Park Place Securities, Inc., Series 2005-WCH1, Class M2
0.96%	01/25/36	[3]	419,195	417,752
Residential Accredit Loans, Inc., Series 2005-QA3, Class NB1
3.02%	03/25/35	[3]	1,100,385	791,489
Residential Asset Securities Corp., Series 2005-KS12, Class A3
0.50%	01/25/36	[3]	827,004	817,713
SG Mortgage Securities Trust, Series 2007-NC1, Class A2
0.42%	12/25/36	[3,4]	2,068,510	1,249,115
Specialty Underwriting & Residential Finance, Series 2006-AB3, Class A2B
0.33%	09/25/37	[3]	753,098	446,615
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 2A
2.44%	09/25/34	[3]	958,792	954,980
Structured Asset Investment Loan Trust, Series 2005-4, Class M2
0.84%	05/25/35	[3]	1,062,628	1,059,299
Terwin Mortgage Trust, Series 2004-7HE, Class A1
0.73%	07/25/34	[3,4]	99,954	95,677
UCFC Home Equity Loan, Series 1998-D, Class BF1
8.97%	04/15/30	[3,5]	585	76
UCFC Manufactured Housing Contract, Series 1997-4, Class A4
7.00%	04/15/29	[3]	140,785	139,936
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A4
6.57%	05/07/27	[3]	302,654	313,510
Vanderbilt Mortgage Finance, Series 2002-C, Class A5
7.60%	12/07/32		1,100,000	1,153,202
WaMu Alternative Mortgage Pass-Through Certificates, Series 2007-OA2, Class 2A
0.85%	01/25/47	[3]	1,605,615	1,166,263
WaMu Mortgage Pass-Through Certificates, Series 2005-AR8, Class 2A1A
0.47%	07/25/45	[3]	170,055	158,921
Wells Fargo Home Equity Trust, Series 2007-1, Class A3
0.50%	03/25/37	[3]	1,500,000	1,124,700

				70,763,684

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 129

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed — 8.71%
Fannie Mae Pool 467225
3.63%	01/01/18		$910,000	$959,741
Fannie Mae Pool AD0660
4.51%	12/01/19		894,605	986,690
Fannie Mae Pool FN0003
4.30%	01/01/21		425,971	469,396
Fannie Mae REMICS, Series 1993-80, Class S
10.65%	05/25/23	[3]	4,854	5,604
Fannie Mae REMICS, Series 2001-42, Class SB
8.50%	09/25/31	[3]	1,003	1,272
Fannie Mae REMICS, Series 2003-64, Class KS
9.41%	07/25/18	[3]	174,395	186,810
Fannie Mae REMICS, Series 2010-43, Class KS (IO)
6.24%	05/25/40	[3]	2,347,041	418,544
Fannie Mae, Series 2000-45, Class SA (IO)
7.77%	12/18/30	[3]	773,684	121,706
Fannie Mae, Series 2003-124, Class TS
9.80%	01/25/34	[3]	12,088	15,669
Fannie Mae, Series 2005-92, Class US (IO)
5.92%	10/25/25	[3]	2,862,559	370,960
Fannie Mae, Series 2006-125, Class SM (IO)
7.02%	01/25/37	[3]	2,427,221	466,517
Fannie Mae, Series 2008-50, Class SA (IO)
5.87%	11/25/36	[3]	2,804,572	488,514
Fannie Mae, Series 2013-M12, Class X1 (IO)
0.17%	10/25/17		291,866,929	292,888
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSCT, Class A1
3.19%	12/25/19		523,353	545,768
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSCT, Class AX
1.28%	01/25/20		3,852,262	164,334
Freddie Mac REMICS, Series 1602, Class SN
10.09%	10/15/23	[3]	14,590	20,755
Freddie Mac REMICS, Series 1673, Class SD
14.56%	02/15/24	[3]	232,663	290,447
Freddie Mac REMICS, Series 1760, Class ZD
1.40%	02/15/24	[3]	500,052	506,215
Freddie Mac REMICS, Series 2642, Class BW (IO)
5.00%	06/15/23		13,553	1,040

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 2990, Class ND
16.42%	12/15/34	[3]	$225,635	$268,937
Freddie Mac REMICS, Series 3242, Class SA (IO)
6.16%	11/15/36	[3]	8,475,952	1,294,749
Freddie Mac REMICS, Series 3247, Class SI (IO)
0.15%	08/15/36	[3]	31,451,269	176,177
Freddie Mac REMICS, Series 3260, Class AS (IO)
6.19%	01/15/37	[3]	6,352,376	824,500
Freddie Mac REMICS, Series 3289, Class SD (IO)
5.93%	03/15/37	[3]	1,633,067	229,144
Freddie Mac, Series K702, Class X1 (IO)
1.62%	02/25/18		11,159,637	380,911
Freddie Mac, Series KGRP, Class A
0.56%	04/25/20		837,581	842,295
Freddie Mac, Series KP01, Class X (IO)
3.27%	01/25/19		6,157,278	526,130
Ginnie Mae II Pool (TBA)
3.00%	07/20/43		1,665,000	1,681,260
3.50%	07/01/32		705,000	731,768
Ginnie Mae, Series 2001-31, Class SJ
27.36%	02/20/31	[3]	32,250	53,316
Ginnie Mae, Series 2004-8, Class SE
13.93%	11/26/23	[3]	130,419	156,223
Ginnie Mae, Series 2009-114, Class IO (IO)
0.18%	10/16/49	[5]	16,229,262	315,748

				13,794,028

Total Mortgage-Backed
(Cost $88,137,983)				93,891,052

U.S. AGENCY SECURITIES — 0.71%
U.S. Agency Securities — 0.71%
Federal Farm Credit Bank
0.22%	04/26/17	[3]	1,120,000	1,121,030

Total U.S. Agency Securities
(Cost $1,119,949)

Total Bonds – 90.67%
(Cost $136,210,753)				143,608,425

See accompanying notes to Schedule of Portfolio Investments.

130 / N-Q Report June 2015

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Shares	Value
COMMON STOCK — 0.72%
Energy — 0.27%
MACH Gen LLC, Common
Units[4,5]	11,293	430,546

Real Estate Investment Trust (REIT) — 0.45%
American Capital Agency Corp.	38,899	$714,575

Total Common Stock
(Cost $2,026,171)		1,145,121

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 7.51%
Money Market Funds — 2.03%
Dreyfus Cash Advantage Fund
0.01%[9]			1,606,000	1,606,000
Morgan Stanley Institutional Fund
0.04%[9]			1,606,000	1,606,000

				3,212,000

U.S. Agency Discount Notes — 5.47%
Federal Home Loan Bank
0.03%[10]	07/29/15		$3,000,000	2,999,976
0.03%[10]	08/12/15		2,660,000	2,659,907
0.04%[10]	08/19/15		3,000,000	2,999,877

				8,659,760

U.S. Treasury Bills — 0.01%
U.S. Treasury Bills
0.00%[10]	07/23/15	[11]	16,000	16,000

Total Short-Term Investments
(Cost $11,887,272)				11,887,760

Total Investments – 98.90%

(Cost $150,124,196)[1]	156,641,306

Cash and Other Assets, Less
Liabilities – 1.10%	1,739,366

Net Assets – 100.00%	$158,380,672

Contracts		Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: SHORT POSITIONS
3	U.S. Treasury Five Year Note Expiration September 2015	$ (69)
6	U.S. Treasury Ten Year Note Expiration September 2015	2,465
	Net unrealized appreciation	$2,396

Notes:

[1]	Cost for federal income tax purposes is $150,128,765 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$10,211,018
Gross unrealized (depreciation)	(3,698,477)

Net unrealized appreciation	$6,512,541

[2]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[3]	Floating rate security. The rate disclosed was in effect at June 30, 2015.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $1,174,268, which is 0.74% of total net assets.
[6]	Non-income producing security.
[7]	Worthless due to company bankruptcy filing.
[8]	Security is currently in default with regard to scheduled interest or principal payments.
[9]	Represents the current yield as of June 30, 2015.
[10]	Represents annualized yield at date of purchase.
[11]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $16,000.
†	Fair valued security. The aggregate value of fair valued securities is $1,583,563, which is 1.00% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(IO): Interest only

(MTN): Medium-term note

(STEP): Step coupon bond

(TBA): To be announced

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 131

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 37.81%
ASSET-BACKED SECURITIES — 11.98%**
Access Group, Inc., Series 2005-2, Class A3
0.46%	11/22/24	[2]	$26,610	$26,477
Ally Auto Receivables Trust, Series 2012-5, Class A3
0.62%	03/15/17		4,621	4,622
Bank of America Credit Card Trust, Series 2007-A1, Class A1
5.17%	06/15/19		20,000	21,253
Bayview Commercial Asset Trust, Series 2004-3, Class A1
0.55%	01/25/35	[2,3]	30,015	27,916
Brazos Higher Education Authority, Inc., Series 2005-2, Class A10
0.39%	12/26/19	[2]	11,022	10,998
Brazos Higher Education Authority, Inc., Series 2010-1, Class A2
1.48%	02/25/35	[2]	15,000	15,303
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
1.28%	10/27/36	[2]	15,000	15,138
College Loan Corp. Trust, Series 2007-1, Class A3
0.38%	04/25/29	[2]	20,000	19,688
Collegiate Funding Services Education Loan Trust, Series 2004-A, Class A3
0.48%	09/28/26	[2]	7,744	7,733
Educational Funding of the South, Inc., Series 2011-1, Class A2
0.93%	04/25/35	[2]	9,087	9,082
Educational Funding of the South, Inc., Series 2012-1, Class A
1.23%	03/25/36	[2]	11,649	11,762
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L
0.35%	05/25/23	[2,3]	12,375	12,305
Goal Capital Funding Trust, Series 2006-1, Class A3
0.40%	11/25/26	[2]	9,974	9,909
Navient Student Loan Trust, Series 2014-8, Class A2
0.62%	04/25/23	[2]	30,000	29,933
Nelnet Student Loan Trust, Series 2012-5A, Class A
0.78%	10/27/36	[2,3]	21,285	21,471
Nelnet Student Loan Trust, Series 2014-3A, Class A
0.76%	06/25/41	[2,3]	34,686	34,159
North Carolina State Education Authority, Series 2011-1, Class A3
1.13%	10/25/41	[2]	15,000	15,036
Northstar Education Finance, Inc., Series 2007-1, Class A2
1.03%	01/29/46	[2]	10,000	9,942

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Scholar Funding Trust, Series 2011-A, Class A
1.18%	10/28/43	[2,3]	$7,610	$7,647
SLC Student Loan Trust, Series 2006-2, Class A5
0.37%	09/15/26	[2]	45,000	44,619
SLM Student Loan Trust, Series 2003-11, Class A5
0.32%	12/15/22	[2,3]	26,093	26,011
SLM Student Loan Trust, Series 2003-12, Class A5
0.55%	09/15/22	[2,3]	10,622	10,609
SLM Student Loan Trust, Series 2004-10, Class A5B
0.68%	04/25/23	[2,3]	28,529	28,543
SLM Student Loan Trust, Series 2004-10, Class A6A
0.83%	04/27/26	[2,3]	50,000	50,062
SLM Student Loan Trust, Series 2004-10, Class A6B
1.01%	04/27/26	[3]	50,000	50,062
SLM Student Loan Trust, Series 2004-5A, Class A5
0.86%	10/25/23	[2,3]	12,955	12,993
SLM Student Loan Trust, Series 2004-7, Class A5
0.45%	01/27/20	[2]	10,564	10,546
SLM Student Loan Trust, Series 2004-8A, Class A5
0.78%	04/25/24	[2,3]	38,690	38,744
SLM Student Loan Trust, Series 2004-9, Class A5
0.43%	01/27/20	[2]	36,565	36,462
SLM Student Loan Trust, Series 2005-10, Class A4
0.39%	10/25/19	[2]	7,139	7,130
SLM Student Loan Trust, Series 2005-2, Class A5
0.37%	04/27/20	[2]	9,862	9,829
SLM Student Loan Trust, Series 2005-4, Class A3
0.40%	01/25/27	[2]	50,000	49,022
SLM Student Loan Trust, Series 2006-2, Class A4
0.37%	10/25/22	[2]	2,500	2,500
SLM Student Loan Trust, Series 2007-1, Class A5
0.37%	01/26/26	[2]	40,000	39,528
SLM Student Loan Trust, Series 2007-7, Class A3
0.52%	04/25/17	[2]	11,313	11,305
SLM Student Loan Trust, Series 2008-5, Class A4
1.98%	07/25/23	[2]	15,000	15,549

See accompanying notes to Schedule of Portfolio Investments.

132 / N-Q Report June 2015

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Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-6, Class A3
1.03%	01/25/19	[2]	$15,000	$15,067
SLM Student Loan Trust, Series 2008-8, Class A4
1.78%	04/25/23	[2]	15,000	15,246
SLM Student Loan Trust, Series 2008-9, Class A
1.78%	04/25/23	[2]	35,030	35,971
SLM Student Loan Trust, Series 2011-2, Class A1
0.78%	11/25/27	[2]	30,377	30,446
SLM Student Loan Trust, Series 2012-1, Class A2
0.63%	11/25/20	[2]	11,124	11,141
SLM Student Loan Trust, Series 2012-2, Class A
0.88%	01/25/29	[2]	44,918	45,109
SLM Student Loan Trust, Series 2012-5, Class A2
0.48%	06/25/19	[2]	45,967	45,912
SLM Student Loan Trust, Series 2012-6, Class A2
0.46%	09/25/19	[2]	42,326	42,307
SLM Student Loan Trust, Series 2013-2, Class A
0.63%	09/25/26	[2]	22,832	22,708
SLM Student Loan Trust, Series 2013-3, Class A2
0.48%	05/26/20	[2]	19,731	19,719
SLM Student Loan Trust, Series 2013-4, Class A
0.73%	06/25/27	[2]	15,550	15,503
SLM Student Loan Trust, Series 2013-6, Class A2
0.68%	02/25/21	[2]	15,000	15,017
SLM Student Loan Trust, Series 2014-1, Class A3
0.78%	02/26/29	[2]	20,000	19,827
SLM Student Loan Trust, Series 2014-2, Class A2
0.53%	10/25/21	[2]	40,000	39,795
South Carolina Student Loan Corp., Series 2005, Class A2
0.40%	12/01/20	[2]	1,893	1,891

Total Asset-Backed Securities (Cost $1,125,094)				1,129,547

CORPORATES — 6.52%*
Banking — 0.27%
Credit Suisse/New York (YCD) (Switzerland)
0.60%	08/24/15	[2,4]	25,000	25,000

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications — 0.75%
AT&T, Inc.
2.50%	08/15/15		$20,000	$20,038
Verizon Communications, Inc., Series FRN
1.82%	09/15/16	[2]	50,000	50,692

				70,730

Electric — 0.90%
NextEra Energy Capital Holdings, Inc.
1.34%	09/01/15		35,000	35,034
Oncor Electric Delivery Co. LLC
6.80%	09/01/18		15,000	17,386
W3A Funding Corp.
8.09%	01/02/17		32,884	32,893

				85,313

Energy — 0.64%
Florida Gas Transmission Co. LLC
4.00%	07/15/15	[3]	60,000	60,060

Finance — 1.94%
Chase Capital II, Series B
0.78%	02/01/27	[2]	100,000	85,752
General Electric Capital Corp. (MTN)
0.66%	05/05/26	[2]	30,000	28,538
0.75%	08/15/36	[2]	75,000	68,218

				182,508

Health Care — 0.52%
CHS/Community Health Systems, Inc.
7.13%	07/15/20		4,000	4,248
Providence Health & Services Obligated Group
1.23%	10/01/17	[2]	25,000	25,141
VRX/Valeant Pharmaceuticals Escrow Corp. (Canada)
5.88%	05/15/23	[3,4]	19,000	19,570

				48,959

Real Estate Investment Trust (REIT) — 0.88%
HCP, Inc.
6.00%	01/30/17		30,000	32,015
Realty Income Corp.
5.50%	11/15/15		25,000	25,384
UDR, Inc. (MTN)
5.25%	01/15/16		25,000	25,505

				82,904

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 133

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation — 0.62%
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		$56,075	$58,703

Total Corporates (Cost $582,678)				614,177

MORTGAGE-BACKED — 18.41%**
Commercial Mortgage-Backed — 1.74%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A2
5.32%	09/10/47		2,502	2,502
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A4
5.41%	12/15/44	[2]	15,726	15,792
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class ASB
5.96%	06/15/49	[2]	26,402	27,330
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class ASB
5.83%	02/15/51	[2]	11,866	12,263
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2
5.30%	11/15/38		17,232	17,385
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A
5.17%	12/12/49		9,866	10,291
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A2FX
5.61%	04/15/49		47,547	47,932
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4
5.43%	10/15/44	[2]	12,750	12,764
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class APB
5.90%	06/15/49	[2]	17,418	17,478

				163,737

Non-Agency Mortgage-Backed — 11.14%
ACE Securities Corp., Series 2005-RM1, Class M2
0.93%	03/25/35	[2]	40,553	40,483
Asset-Backed Securities Corp. Home Equity, Series 2005-HE6, Class M2
0.69%	07/25/35	[2]	18,237	18,137
Banc of America Alternative Loan Trust, Series 2003-4, Class 1A5
5.50%	06/25/33		38,815	40,077
Banc of America Alternative Loan Trust, Series 2003-9, Class 1CB5
5.50%	11/25/33		35,993	36,848

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Mortgage Securities, Inc., Series 2003-A, Class 2A2
3.02%	02/25/33	[2]	$4,806	$4,772
BCAP LLC Trust, Series 2011-RR3, Class 1A5
2.71%	05/27/37	[2,3]	30,252	30,137
Carrington Mortgage Loan Trust, Series 2005-NC5, Class A2
0.50%	10/25/35		37,577	37,479
Centex Home Equity Loan Trust, Series 2002-C, Class AF4 (STEP)
4.98%	06/25/31		24,731	24,866
CIT Mortgage Loan Trust, Series 2007-1, Class 2A2
1.43%	10/25/37	[2,3]	481	480
Conseco Finance Securitizations Corp., Series 2000-E, Class M1
8.13%	08/15/31	[2]	166	167
Conseco Financial Corp., Series 1997-4, Class A5
6.88%	02/15/29		7,359	7,490
Countrywide Alternative Loan Trust, Series 2005-27, Class 3A2
1.25%	08/25/35	[2]	44,948	31,988
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1A1
0.48%	05/25/35	[2]	38,353	33,075
Credit Suisse First Boston Mortgage Securities Corp., Series 1997-2, Class A
7.50%	06/25/20	[3]	2,465	2,564
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB1, Class AF (STEP)
3.95%	01/25/33		21,514	21,761
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB5, Class M1
1.20%	11/25/33	[2]	25,389	24,287
DSLA Mortgage Loan Trust, Series 2004-AR1, Class A2A
1.01%	09/19/44	[2]	32,228	29,825
DSLA Mortgage Loan Trust, Series 2004-AR3, Class 2A2A
0.56%	07/19/44	[2]	8,939	8,693
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A
0.39%	10/19/36	[2]	39,526	32,251
First Franklin Mortgage Loan Trust, Series 2005-FFH4, Class 2A4
0.53%	12/25/35		13,068	13,053

See accompanying notes to Schedule of Portfolio Investments.

134 / N-Q Report June 2015

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Green Tree Home Improvement Loan Trust, Series 1995-F, Class B2
7.10%	01/15/21		$4,747	$4,754
GSAMP Trust, Series 2005-HE4, Class M1
0.63%	07/25/45	[2]	16,241	16,367
Harborview Mortgage Loan Trust, Series 2005-4, Class 2A
2.73%	07/19/35	[2]	30,780	27,089
Home Equity Loan Trust, Series 2007-3, Class APT
1.38%	11/20/36	[2]	59,554	59,395
IndyMac Index Mortgage Loan Trust, Series 2004-AR5, Class 2A1A
1.04%	08/25/34	[2]	17,287	15,653
IndyMac Index Mortgage Loan Trust, Series 2007-FLX1, Class A2
0.36%	02/25/37	[2]	29,860	28,206
JPMorgan Mortgage Acquisition Corp., Series 2005-OPT1, Class M1
0.63%	06/25/35	[2]	29,466	29,325
Lehman XS Trust, Series 2005-5N, Class 3A1A
0.48%	11/25/35	[2]	38,445	34,342
MASTR Asset-Backed Securities Trust, Series 2005-HE1, Class M2
0.86%	05/25/35	[2]	6,804	6,818
Morgan Stanley Capital I Trust, Series 2005-NC2, Class M2
0.81%	03/25/35	[2]	27,722	27,582
Morgan Stanley Capital, Inc., Series 2005-HE6, Class A2C
0.50%	11/25/35	[2]	18,060	17,809
New Century Home Equity Loan Trust, Series 2005-3, Class M2
0.67%	07/25/35	[2]	40,000	38,794
Park Place Securities, Inc.,
Series 2004-MCW1, Class M1
1.12%	10/25/34	[2]	12,336	12,321
Park Place Securities, Inc.,
Series 2004-WWF1, Class M2
1.20%	12/25/34	[2]	19,111	19,081
Park Place Securities, Inc., Series 2005-WCH1, Class M2
0.96%	01/25/36	[2]	28,924	28,825
Park Place Securities, Inc., Series 2005-WHQ1, Class M2
0.68%	03/25/35	[2]	15,874	15,985
Park Place Securities, Inc., Series 2005-WHQ2, Class A1B
0.45%	05/25/35	[2]	3,135	3,135

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Mortgage Products, Inc., Series 2003-RZ3, Class A6 (STEP)
3.90%	03/25/33		$11,743	$11,820
Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A2
8.50%	11/25/31		4,097	1,659
Structured Asset Investment Loan Trust, Series 2005-HE2, Class A3
0.94%	07/25/35	[2]	6,846	6,850
Structured Asset Securities Corp., Series 2005-WF4, Class A4
0.54%	11/25/35	[2]	381	382
Terwin Mortgage Trust, Series 2004-13AL, Class 2PX (IO)
0.34%	08/25/34	[3,5]	5,850,375	83,798
WaMu Mortgage Pass-Through Certificates, Series 2002-AR6, Class A
1.55%	06/25/42	[2]	8,576	8,316
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-I, Class A1
2.50%	09/25/33	[2]	71,685	71,416
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-I, Class AI
2.61%	07/25/34	[2]	12,827	12,618
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1
2.63%	10/25/36	[2]	32,047	29,540

				1,050,313

U.S. Agency Mortgage-Backed — 5.53%
Fannie Mae Pool 646884
1.79%	05/01/32	[2]	52,326	53,791
Fannie Mae Pool 802665
2.11%	12/01/34	[2]	3,727	3,821
Fannie Mae Pool AD0895
4.50%	07/01/19		25,785	28,253
Fannie Mae Pool AL0851
6.00%	10/01/40		11,077	12,608
Fannie Mae REMICS, Series 2003-11, Class FA
1.18%	09/25/32	[2]	18,065	18,554
Fannie Mae REMICS, Series 2004-33, Class MW
4.50%	01/25/30		1,334	1,335
Fannie Mae REMICS, Series 2008-47, Class PF
0.68%	06/25/38	[2]	11,585	11,658
Fannie Mae REMICS, Series 2010-109, Class PF
0.58%	10/25/40	[2]	17,484	17,609

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 135

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series G-36, Class ZB
7.00%	11/25/21		$1,185	$1,326
Fannie Mae Whole Loan, Series 2003-W6, Class F
0.53%	09/25/42	[2]	76,393	76,026
Fannie Mae, Series 1997-91, Class SL (IO)
7.50%	11/25/23	[2]	93,917	17,679
Fannie Mae, Series 2012-M2, Class A1
1.82%	02/25/22		25,923	26,016
Freddie Mac REMICS, Series 2581, Class F
0.64%	12/15/32	[2]	286	286
Freddie Mac REMICS, Series 2591, Class EF
0.69%	03/15/32	[2]	19,762	19,819
Freddie Mac REMICS, Series 2684, Class F
1.09%	01/15/33	[2]	18,702	19,106
Freddie Mac REMICS, Series 2835, Class LE
0.54%	11/15/30	[2]	13,083	13,096
Freddie Mac REMICS, Series 3501, Class JA
4.00%	04/15/37		22,311	23,167
Freddie Mac REMICS, Series 3831, Class PV
5.00%	05/15/25		54,612	58,834
Freddie Mac Strips, Series 263, Class F5
0.69%	06/15/42	[2]	45,429	45,889
Freddie Mac, Series KF02, Class A3
0.81%	07/25/20		13,798	13,912
Freddie Mac, Series KF05, Class A
0.53%	09/25/21		34,453	34,561
Freddie Mac-Ginnie Mae, Series 2, Class L
8.00%	11/25/22		3,009	3,142
NCUA Guaranteed Notes, Series 2011-R5, Class 1A
0.56%	04/06/20	[2]	20,128	20,137

				520,625

Total Mortgage-Backed
(Cost $1,729,222)				1,734,675

U.S. AGENCY SECURITIES — 0.90%
Federal Farm Credit Bank
0.21%	09/14/16	[2]	25,000	25,013
0.22%	04/26/17	[2]	25,000	25,023
0.24%	04/17/17	[2]	35,000	35,051
Total U.S. Agency Securities (Cost $84,996)

				85,087

Issues	Maturity Date	Principal Amount	Value
U.S. AGENCY SECURITIES (continued)
Total Bonds – 37.81%
(Cost $3,521,990)			$3,563,486

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 57.17%
Money Market Funds — 2.06%
Dreyfus Cash Advantage Fund
0.01%[6]			$97,000	$97,000
Morgan Stanley Institutional Fund
0.04%[6]			97,000	97,000

				194,000

U.S. Agency Discount Notes — 37.07%
Fannie Mae
0.01%[7]	07/06/15		329,000	329,000
0.03%[7]	07/22/15		60,000	60,000
Federal Home Loan Bank
0.01%[7]	07/08/15		255,000	254,999
0.02%[7]	07/15/15		340,000	339,999
0.03%[7]	07/29/15		460,000	459,996
0.03%[7]	08/12/15		440,000	439,985
0.05%[7]	08/28/15		200,000	199,990
0.06%[7]	08/17/15		200,000	199,992
0.06%[7]	08/26/15		150,000	149,993
0.08%[7]	08/21/15		375,000	374,984
0.08%[7]	09/02/15		415,000	414,963
0.09%[7]	09/09/15		155,000	154,985
Freddie Mac
0.01%[7]	07/07/15		70,000	70,000
0.09%[7]	08/05/15		45,000	44,999

				3,493,885

U.S. Treasury Bills — 18.04%
U.S. Treasury Bills
0.00%[7]	07/09/15		725,000	725,003
0.00%[7]	07/23/15	[8]	180,000	180,000
0.00%[7]	09/10/15	[8]	10,000	10,000
0.01%[7]	08/20/15	[8]	61,000	61,000
0.01%[7]	10/01/15		725,000	724,971

				1,700,974

Total Short-Term Investments
(Cost $5,388,687)				5,388,859

See accompanying notes to Schedule of Portfolio Investments.

136 / N-Q Report June 2015

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Value
Total Investments – 94.98% (Cost $8,910,677)[1]	$8,952,345

Cash and Other Assets, Less
Liabilities – 5.02%	473,002

Net Assets – 100.00%	$9,425,347

Contracts		Unrealized (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
54	S&P 500 E Mini Index,
	Expiration September 2015	$(66,477)

	Net unrealized (depreciation)	$(66,477)

Expiration Date	Notional Amount (000’s)	(Depreciation)	Value
SWAPS: TOTAL RETURN
The Fund pays a floating rate based on 1-month USD LIBOR plus 40 basis points and the Fund receives from the counterparty the price return on the Standard & Poor’s 500 Total Return Index. Counterparty: Barclays, Inc.
07/06/15	$1	$(77,257)	$(77,257)
The Fund pays a floating rate based on 1-month USD LIBOR plus 40 basis points and the Fund receives from the counterparty the price return on the Standard & Poor’s 500 Total Return Index. Counterparty: Barclays, Inc.
08/05/15	1	–	$ –

	$2	$(77,257)	$(77,257)

Notes:

[1]	Cost for federal income tax purposes is $8,910,677 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$148,952
Gross unrealized (depreciation)	(107,284)

Net unrealized appreciation	$41,668

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2015.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[5]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $83,798, which is 0.89% of total net assets.
[6]	Represents the current yield as of June 30, 2015.
[7]	Represents annualized yield at date of purchase.
[8]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $251,000.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. dollar

(YCD): Yankee Certificate of Deposit

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2015 / 137

Notes to Financial Statements

June 30, 2015 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds:

Net Asset Value:

The Net Asset Value of each Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the Class/Fund on each business day as of 4 p.m. ET.

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Funds receive pricing information from independent pricing vendors approved by the Board of Trustees (the “Board”). Securities with a demand feature exercisable within one to seven days are valued at par. The Funds also use a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (i.e., U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.

Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported net asset value of such investments.

Fair value methods used by the Board include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by MetropolitanWest (“MetWest”). When the Funds use these fair valuation methods applied by MetWest that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

Fair Value Measurements:

Various inputs are used in determining the fair value of investments, which are as follows:

* Level 1 -	unadjusted quoted prices in active markets for identical securities

* Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

* Level 3 -	significant unobservable inputs that are not corroborated by observable market data

138 / N-Q Report June 2015

Notes to Financial Statements (Continued)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Money market funds. Money market funds are open-ended mutual funds that invest in short-term debt securities To the extent that these funds are valued based upon the reported net asset value, they are categorized in Level 1 of the fair value hierarchy.

Short-term investments. Short-term investments (commercial paper and repurchase agreements) having a maturity of 60 days or less generally are valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset-backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Bank Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable which would then be in Level 3.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. and Foreign government and agency securities. U.S. and Foreign government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Some government securities are actively traded and transparent in the market place. As such, they can be level 1. Other government and agencies securities are quoted based in similar securities and yields and therefore, would be in level 2.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

N-Q Report June 2015 / 139

Notes to Financial Statements (Continued)

Foreign currency contracts. The fair value of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as indices and exchange rates. Foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Options and Swaptions contracts. Exchange listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied or mean variation to exchange listed options contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over the counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Interest rate swaps. Interest rate swaps are fair valued using pricing models that are based on real-time intraday snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit default swaps. Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total return swaps. Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

As of June 30, 2015, Level 3 securities consist of certain asset-backed securities, bank loans, collateralized mortgage obligations and corporate bonds.

The summary of inputs used to value each Fund’s investments and other financial instruments carried at fair value June 30, 2015 is as follows:

ULTRA SHORT BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short-Term Investments:
Money Market Funds	$3,204,000	$–	$–	$3,204,000
U.S. Agency Discount Notes	–	16,297,469	–	16,297,469
Long-Term Investments:
Asset-Backed Securities	–	6,058,420	–	6,058,420
Corporates	–	29,165,130	–	29,165,130
Mortgage-Backed	–	95,971,993	58,277	96,030,270
U.S. Agency Securities	–	3,283,722	–	3,283,722
U.S. Treasury Securities	–	2,170,658	–	2,170,658

Total	$3,204,000	$152,947,392	$58,277	$156,209,669

140 / N-Q Report June 2015

Notes to Financial Statements (Continued)

LOW DURATION BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short-Term Investments:
Foreign Government Obligations	$–	$18,061,153	$–	$18,061,153
Money Market Funds	30,098,000	–	–	30,098,000
U.S. Agency Discount Notes	–	68,661,304	–	68,661,304
Long-Term Investments:
Asset-Backed Securities	–	510,720,094	–	510,720,094
Bank Loans	–	25,918,889	–	25,918,889
Corporates	–	727,086,869	–	727,086,869
Mortgage-Backed	–	1,671,634,419	4,229,311	1,675,863,730
Municipal Bonds	–	12,532,826	–	12,532,826
Purchased Swaptions	–	231,075	–	231,075
U.S. Agency Securities	–	145,595,353	–	145,595,353
U.S. Treasury Securities	219,077,232	52,467,434	–	271,544,666

Other Financial Instruments *

Liabilities:
Foreign currency exchange contracts	–	(393,854)	–	(393,854)
Interest rate contracts	–	(115,368)	–	(115,368)

Total	$249,175,232	$3,232,400,194	$4,229,311	$3,485,804,737

*Other financial instruments include foreign currency exchange contracts and written swaptions. Interest rate contracts include written swaptions.

INTERMEDIATE BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short-Term Investments:
Foreign Government Obligations	$–	$6,211,075	$–	$6,211,075
Money Market Funds	23,902,000	–	–	23,902,000
U.S. Agency Discount Notes	–	90,207,935	–	90,207,935
U.S. Treasury Bills	614,996	–	–	614,996
Long-Term Investments:
Asset-Backed Securities	–	108,849,637	–	108,849,637
Bank Loans	–	3,058,039	–	3,058,039
Corporates	–	255,476,672	–	255,476,672
Mortgage-Backed	–	373,236,933	478	373,237,411
Municipal Bonds	–	5,030,848	–	5,030,848
U.S. Agency Securities	–	9,344,451	–	9,344,451
U.S. Treasury Securities	315,132,732	39,510,740	–	354,643,472

Other Financial Instruments *

Liabilities:
Foreign currency exchange contracts	–	(135,443)	–	(135,443)
Interest rate contracts	(276,305)	(47,673)	–	(323,978)

Total	$339,373,423	$890,743,214	$478	$1,230,117,115

*Other financial instruments include foreign currency exchange contracts, futures and swap contracts. Interest rate contracts include futures and interest rate swaps.

N-Q Report June 2015 / 141

Notes to Financial Statements (Continued)

TOTAL RETURN BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short-Term Investments:
Commercial Paper	$–	$389,871,428	$–	$389,871,428
Foreign Government Obligations	–	339,566,029	–	339,566,029
Money Market Funds	1,336,138,064	–	–	1,336,138,064
U.S. Agency Discount Notes	–	7,880,687,235	–	7,880,687,235
U.S. Treasury Bills	41,569,840	–	–	41,569,840
Long-Term Investments:
Asset-Backed Securities	–	5,982,276,242	61,483,243	6,043,759,485
Bank Loans	–	110,974,696	–	110,974,696
Corporates	–	10,996,537,265	–	10,996,537,265
Mortgage-Backed	–	28,743,850,230	31,218,057	28,775,068,287
Municipal Bonds	–	648,890,286	–	648,890,286
Purchased Swaptions	–	2,522,357	–	2,522,357
U.S. Agency Securities	–	1,082,476,142	–	1,082,476,142
U.S. Treasury Securities	14,050,899,842	3,652,524,585	–	17,703,424,427

Other Financial Instruments *

Assets:
Interest rate contracts	–	4,679,080	–	4,679,080
Liabilities:
Foreign currency exchange contracts	–	(7,404,802)	–	(7,404,802)
Interest rate contracts	(18,903,941)	(20,637,441)	–	(39,541,382)

Total	$15,409,703,805	$59,806,813,332	$92,701,300	$75,309,218,437

*Other financial instruments include foreign currency exchange contracts, futures, swap contracts, written swaptions and swaptions. Interest rate contracts include futures, interest rate swaps, written swaptions and swaptions.

HIGH YIELD BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short-Term Investments:
Money Market Funds	$26,866,000	$–	$–	$26,866,000
U.S. Agency Discount Notes	–	14,789,985	–	14,789,985
Long-Term Investments:
Bank Loans	–	93,447,424	– *	93,447,424
Common Stock	–	–	21,311,867	21,311,867
Corporates	–	1,086,151,453	– **	1,086,151,453
Mortgage-Backed	–	395,361	1	395,362

Other Financial Instruments ***

Assets:
Credit contracts	–	951,555	–	951,555

Total	$26,866,000	$1,195,735,778	$21,311,868	$1,243,913,646

*As of June 30, 2015, Boston Generating LLC, Term Loan 1st Lien had a $0 market value.

**As of June 30, 2015, Momentive Performance had a $0 market value.

***Other financial instruments include swap contracts. Credit contracts include credit default swaps.

142 / N-Q Report June 2015

Notes to Financial Statements (Continued)

UNCONSTRAINED BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short-Term Investments:
Money Market Funds	$43,788,000	$–	$–	$43,788,000
U.S. Agency Discount Notes	–	127,994,531	–	127,994,531
U.S. Treasury Bills	303,997	–	–	303,997
Long-Term Investments:
Asset-Backed Securities	–	369,228,095	–	369,228,095
Bank Loans	–	12,397,397	–	12,397,397
Common Stock	8,453,249	–	–	8,453,249
Corporates	–	398,201,749	–	398,201,749
Foreign Government Obligations	–	24,699,902	–	24,699,902
Mortgage-Backed	–	1,112,953,571	9,089,396	1,122,042,967
Municipal Bonds	–	7,910,320	–	7,910,320
U.S. Agency Securities	–	31,075,546	–	31,075,546

Other Financial Instruments *

Liabilities:
Interest rate contracts	(51,997)	–	–	(51,997)

Total	$52,493,249	$2,084,461,111	$9,089,396	$2,146,043,756

*Other financial instruments include futures. Interest rate contracts include futures.
FLOATING RATE INCOME FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short-Term Investments:
Money Market Funds	$3,413,000	$ –	$ –	$ 3,413,000
U.S. Agency Discount Notes	–	4,959,781	–	4,959,781
Long-Term Investments:
Bank Loans	–	138,930,627	–	138,930,627
Corporates	–	16,836,245	–	16,836,245
U.S. Agency Securities	–	1,921,843	–	1,921,843

Total	$3,413,000	$162,648,496	$ –	$166,061,496

N-Q Report June 2015 / 143

Notes to Financial Statements (Continued)

STRATEGIC INCOME FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short-Term Investments:
Money Market Funds	$3,212,000	$–	$–	$3,212,000
U.S. Agency Discount Notes	–	8,659,760	–	8,659,760
U.S. Treasury Bills	16,000	–	–	16,000
Long-Term Investments:
Asset-Backed Securities	–	27,972,761	1,106,948	29,079,709
Bank Loans	–	947,055	– *	947,055
Common Stock	714,575	–	430,546	1,145,121
Corporates	–	18,569,579	–	18,569,579
Mortgage-Backed	–	93,194,415	696,637**	93,891,052
U.S. Agency Securities	–	1,121,030	–	1,121,030

Other Financial Instruments ***

Assets:
Interest rate contracts	2,465	–	–	2,465
Liabilities:
Interest rate contracts	(69)	–	–	(69)

Total	$3,944,971	$150,464,600	$1,537,494	$156,643,702

*As of June 30, 2015, Boston Generating LLC, Term Loan 1st Lien had a $0 market value.
**As of June 30, 2015, BHN I Mortgage Fund, Series 2000-1, Class AF (Argentina) had a $0 market value.
***Other financial instruments include futures. Interest rate contracts include futures.
ALPHATRAK 500 FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short-Term Investments:
Money Market Funds	$194,000	$–	$–	$194,000
U.S. Agency Discount Notes	–	3,493,885	–	3,493,885
U.S. Treasury Bills	1,700,974	–	–	1,700,974
Long-Term Investments:
Asset-Backed Securities	–	1,129,547	–	1,129,547
Corporates	–	614,177	–	614,177
Mortgage-Backed	–	1,650,877	83,798	1,734,675
U.S. Agency Securities	–	85,087	–	85,087

Other Financial Instruments *

Liabilities:
Equity contracts	(66,477)	(77,257)	–	(143,734)

Total	$1,828,497	$6,896,316	$83,798	$8,808,611

*Other financial instruments include total return swap contracts and futures. Equity contracts include total return swaps and futures.

Certain of the Funds’ investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

U.S. Treasury securities in the amounts of $2,170,658, $52,467,434, $39,510,740 and $3,652,524,585 for Ultra Short Bond Fund, Low Duration Bond Fund, Intermediate Bond Fund and Total Return Bond Fund, respectively, transferred from level 1 to level 2 due to other observable input adjustments to quoted prices. There were no financial assets and/or liabilities transferred from level 2 to level 1 for the period ended June 30, 2015.

144 / N-Q Report June 2015

Notes to Financial Statements (Continued)

For the period ended June 30, 2015, a reconciliation of level 3 investments is presented when the Fund had a significant amount of 1evel 3 investments at the beginning and/or end of the period in relation to net assets. The following tables are a reconciliation of level 3 investments for which significant unobservable inputs were used in determining fair value:

ULTRA SHORT BOND FUND	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2015	$62,076
Accrued discounts/premiums	(1)
Realized (loss)	(1,350)
Change in unrealized (depreciation)*	(2,448)
Purchases	–
Sales	–
Transfers into Level 3**	–
Transfers out of Level 3**	–

Balance as of June 30, 2015	$58,277

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2015 was $(2,448) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2015.

LOW DURATION BOND FUND	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2015	$4,350,497
Accrued discounts/premiums	–
Realized (loss)	(17,165)
Change in unrealized (depreciation)*	(104,021)
Purchases	–
Sales	–
Transfers into Level 3**	–
Transfers out of Level 3**	–

Balance as of June 30, 2015	$4,229,311

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2015 was $(104,021) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2015.

N-Q Report June 2015 / 145

Notes to Financial Statements (Continued)

INTERMEDIATE BOND FUND	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2015	$452
Accrued discounts/premiums	4
Change in unrealized appreciation*	22
Purchases	–
Sales	–
Transfers into Level 3**	–
Transfers out of Level 3**	–

Balance as of June 30, 2015	$478

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2015 was $22 and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2015.

TOTAL RETURN BOND FUND	ASSET-BACKED SECURITIES	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2015	$63,116,072	$32,475,908
Accrued discounts/premiums	–	29,988
Realized (loss)	(174,213)	(629,440)
Change in unrealized (depreciation)*	(1,458,616)	(658,399)
Purchases	–	–
Sales	–	–
Transfers into Level 3**	–	–
Transfers out of Level 3**	–	–

Balance as of June 30, 2015	$61,483,243	$31,218,057

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2015 was $(2,117,015) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2015.

146 / N-Q Report June 2015

Notes to Financial Statements (Continued)

HIGH YIELD BOND FUND	BANK LOANS		COMMON STOCK	CORPORATES		MORTGAGE-BACKED SECURITIES

Balance as of
April 1, 2015	$–	***	$22,408,323	$–	****	$1
Accrued discounts/premiums	–		–	–		–
Realized gain	–		–	–		–
Change in unrealized (depreciation)*	–		(1,096,457)	–		–
Purchases	–		–	–		–
Sales	–		–	–		–
Corporation action	–		–	–		–
Transfers into Level 3**	–		–	–		–
Transfers out of Level 3**	–		–	–		–

Balance as of
June 30, 2015	$–	***	$21,311,866	$–	****	$1

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2015 was $(1,096,457) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2015.

*** As of June 30, 2015 and March 31, 2015, Boston Generating LLC, Term Loan 1st Lien had a $0 market value.

**** As of June 30, 2015 and March 31, 2015, Momentive Performance had a $0 market value.

UNCONSTRAINED BOND FUND	MORTGAGE-BACKED SECURITIES

Balance as of
April 1, 2015	$2,523,167
Realized (loss)	(52,394)
Change in unrealized (depreciation)*	(93,370)
Purchases	6,711,993
Sales	–
Transfers into Level 3**	–
Transfers out of Level 3**	–

Balance as of
June 30, 2015	$9,089,396

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2015 was $(93,370) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2015.

N-Q Report June 2015 / 147

Notes to Financial Statements (Continued)

STRATEGIC INCOME FUND	ASSET-BACKED SECURITIES	BANK LOANS		COMMON STOCK	MORTGAGE-BACKED SECURITIES

Balance as of
April 1, 2015	$1,132,251	$–	***	$457,367	$748,672
Accrued discounts/premiums	87	–		–	–
Realized (loss)	(10,385)	–		–	(13,865)
Change in unrealized (depreciation)*	(15,005)	–		(26,821)	(38,170)
Purchases	–	–		–	–
Sales	–	–		–	–
Transfers into Level 3**	–	–		–	–
Transfers out of Level 3**	–	–		–	–

Balance as of
June 30, 2015	$1,106,948	$–	***	$430,546	$696,637	****

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2015 was $(79,996) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2015.

*** As of June 30, 2015 and March 31, 2015, Boston Generating LLC, Term Loan 1st Lien had a $0 market value.

*** As of June 30, 2015 and March 31, 2015, BHN I Mortgage Fund, Series 2000-1, Class AF (Argentina) had a $0 market value.

ALPHATRAK 500 FUND	MORTGAGE-BACKED SECURITIES

Balance as of
April 1, 2015	$89,287
Realized (loss)	(1,967)
Change in unrealized (depreciation)*	(3,522)
Purchases	–
Sales	–
Transfers into Level 3**	–
Transfers out of Level 3**	–

Balance as of
June 30, 2015	$83,798

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2015 was $(3,522) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2015.

148 / N-Q Report June 2015

Notes to Financial Statements (Continued)

Significant unobservable valuations inputs for Level 3 investments as of June 30, 2015, are as follows:

ULTRA SHORT BOND FUND	FAIR VALUE AT 6/30/15	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Mortgage-Backed Securities-Non-Agency	$58,277	Methods of Comparables/ Consensus Pricing	Offered Quote	1.43 - 13.06	1.46
LOW DURATION BOND FUND	FAIR VALUE AT 6/30/15	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Mortgage-Backed Securities-Non-Agency	$4,229,311	Methods of Comparables/ Consensus Pricing	Offered Quote	0.03 - 8.00	2.18
INTERMEDIATE BOND FUND	FAIR VALUE AT 6/30/15	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Mortgage-Backed Securities-Non-Agency	$478	Methods of Comparables/ Consensus Pricing	Offered Quote	13.06	13.06
TOTAL RETURN BOND FUND	FAIR VALUE AT 6/30/15	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Asset-Backed Securities	$61,483,243	Methods of Comparables/ Consensus Pricing	Offered Quote	96.00 - 98.00	97.69

Mortgage-Backed Securities-Non-Agency	$31,218,057	Methods of Comparables/ Consensus Pricing	Offered Quote	0.03 - 30.90	3.71
HIGH YIELD BOND FUND	FAIR VALUE AT 6/30/15	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Common Stock	$21,311,867	Methods of Comparables/ Consensus Pricing	Offered Quote	38.13	38.13

Mortgage-Backed Securities-Non-Agency	$1	Methods of Comparables/ Consensus Pricing	Offered Quote	0.03	0.03
UNCONSTRAINED BOND FUND	FAIR VALUE AT 6/30/15	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Mortgage-Backed Securities- Commercial Mortgage-Backed	$9,038,221	Methods of Comparables/ Consensus Pricing	Offered Quote	7.18 - 8.10	7.41

Mortgage-Backed Securities-Non-Agency	$51,175	Methods of Comparables/ Consensus Pricing	Offered Quote	0.75 - 8.78	1.89
STRATEGIC INCOME FUND	FAIR VALUE AT 6/30/15	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Asset-Backed Securities	$1,106,948	Methods of Comparables/ Consensus Pricing	Offered Quote	10.00 - 98.00	93.23

Common Stock	$430,546	Methods of Comparables/ Consensus Pricing	Offered Quote	38.13	38.13

Mortgage-Backed Securities- Commercial Mortgage Backed	$380,413	Methods of Comparables/ Consensus Pricing	Offered Quote	8.10	8.10

Mortgage-Backed Securities-Non-Agency	$476	Methods of Comparables/ Consensus Pricing	Offered Quote	0.03 - 13.06	8.81

Mortgage-Backed Securities- U.S. Agency	$315,748	Methods of Comparables/ Consensus Pricing	Offered Quote	1.95	1.95

N-Q Report June 2015 / 149

Notes to Financial Statements (Continued)

ALPHATRAK 500 FUND	FAIR VALUE AT 6/30/15	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Mortgage-Backed Securities-Non Agency	$83,798	Methods of Comparables/ Consensus Pricing	Offered Quote	1.43	1.43

* The Methods of Comparables/Consensus Pricing valuation technique for Level 3 securities involves gathering observable and unobservable data related to securities that exhibit characteristics that are comparable to that of the Level 3 security, and using such information as an input into the valuation of the Level 3 security. Such observable and unobservable data may include offered quotes (prices offered to the Fund by potential buyers in the market), broker quotes, and vendor prices for the comparable securities.

Level 3 Valuation Process:

Investments classified within Level 3 of the fair value hierarchy may be fair valued by the Advisor with consent by the Advisor’s Pricing Working Group in accordance with procedures approved by the Board of Trustees, and under the general oversight of the Board of Trustees. The Advisor’s Pricing Working Group employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Advisor’s Pricing Working Group reports to the Board of Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment. The Advisor, as part of the daily process, conducts back-testing of prices based on daily trade activities.

The Advisor’s Pricing Working Group consists of the Advisor’s General Counsel, Chief Compliance Officer, internal regulatory legal counsel, members of the Advisor’s Mutual Fund Administration Department, and a representative from the portfolio management team. The Advisor’s Pricing Working Group reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

2.	PORTFOLIO INVESTMENTS

The Funds may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

The Funds may invest in securities issued by Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). These are fixed-income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Funds. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States and are supported by the right to the issuer to borrow from the Treasury.

On September 7, 2008, the Federal Housing Finance Agency was appointed as conservator of FNMA and FHLMC. In addition, the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Government National Mortgage Association (“GNMA”), FHLMC, or FNMA. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

The Funds may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold

150 / N-Q Report June 2015

Notes to Financial Statements (Continued)

declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described in Note 2 under “Security Valuation”.

The Funds may invest in Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other Collateralized Debt Obligations (“CDOs”), which are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the CBO, CLO or other CDO in which a Fund invests. Some CBOs, CLOs and other CDOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CBOs, CLOs and other CDOs are privately offered and sold (that is, not registered under the securities laws) and may be characterized by the Funds as illiquid securities, but an active dealer market may exist for CBOs, CLOs and other CDOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities, CBOs, CLOs and other CDOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Funds may invest in CBOs, CLOs and other CDOs that are subordinate to other classes, volatility in value, and the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

The Funds may invest in stripped mortgage-backed securities issued by the U.S. government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). During the period ended June 30, 2015, certain interest only securities were held as part of the overall mortgage portfolio holdings. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Board. The Funds also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Fund’s limit on illiquid securities.

The Funds may purchase participations in commercial loans, or may purchase assignments of such loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund intends to invest may not be rated by any nationally recognized rating service. Participations and assignments also involve special types of risk, including interest rate risk, liquidity risk, and the risk of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

The Funds may also sell a debt or equity security short that is, without owning it and borrow the same security from a broker or other institution to complete the sale. The Adviser may use short sales when it believes a security is overvalued or as a partial hedge against a position in a related security of the same issuer held by a Fund. The Ultra Short Bond Fund, Low Duration Bond Fund, Intermediate Bond Fund, and Total Return Bond Fund will not make total short sales exceeding 25% of the value of each respective Fund’s assets. The High Yield Bond Fund and Strategic Income Fund will not make total short sales exceeding 33 1/3% of each respective Fund’s assets. If the value of the security sold short increases, a Fund would lose money because it would need to replace the borrowed security by purchasing it at a higher price. The potential loss is unlimited. (If the short sale was intended as a hedge against another investment, the loss on the short sale may be fully or partially offset by gains in that other investment.) At June 30, 2015, the Funds did not hold any short debt or equity.

A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that the Funds might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Funds. The Funds also may make short sales “against-the-box”, in which the Funds sell short securities they own. The Funds will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box, which result in a “constructive sale”, requiring the Fund to recognize any taxable gain from the transaction.

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

N-Q Report June 2015 / 151

Notes to Financial Statements (Continued)

For the period ended June 30, 2015, the High Yield Bond Fund and the Floating Rate Income Fund received in-kind payments with respect to PIK securities of $570,017 and $23,493, respectively.

The Funds may invest in repurchase agreements. In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Master Repurchase Agreements (MRA) permit each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price to be received by each Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, each Fund recognizes a liability with respect to such excess collateral to reflect each Fund’s obligation under bankruptcy law to return the excess to the counterparty.

The Funds may enter into reverse repurchase agreements, whereby a Fund sells securities concurrently with entering into an agreement to repurchase those securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on those securities. Reverse repurchase agreements are speculative techniques involving leverage and are considered borrowings by the Fund for purposes of the percentage limitations applicable to borrowings.

Reverse repurchase transactions and treasury roll transactions are entered into by a Fund under Master Repurchase Agreements (MRA), which permit a Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a Fund. With reverse repurchase transactions and treasury roll transactions, typically the Funds and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by a Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed. There were no reverse repurchase agreements for the period ended June 30, 2015.

Each Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because a Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they must result in a form of leverage to the extent a Fund does not maintain liquid assets equal to the face amount of the contract. The Funds segregate assets (cash and/or securities) to cover the amounts outstanding related to these transactions.

152 / N-Q Report June 2015

Notes to Financial Statements (Continued)

Derivatives:

The Funds engaged in various portfolio investment strategies both to increase the return of the Funds and to economically hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract. The Funds are subject to credit risk, equity price risk and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below:

Over the reporting period, the Funds engaged in interest rate futures contracts, foreign currency exchange contracts, swap agreements and swaptions as a means of managing interest rate risk and yield curve positioning consistent with the advisor’s current market perspectives. Additionally, credit default swaps were held for the purposes of (1) hedging valuation risks specific to identified market segments, industries and credits and (2) efficiently gaining income-bearing exposures to selected market segments, industries and credits. The market value of these instruments, realized and changes in unrealized gains and losses, the types of contracts are included in the Schedule of Portfolio Investments and the Notes to Financial Statements.

Options - The Funds may purchase and write call and put options on securities, securities indices and on foreign currencies. A Fund may purchase put options on securities to seek to protect holdings in an underlying or related security against a substantial decline in market value. A Fund may purchase call options on securities to seek to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may write a call or put option only if the option is covered by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the sum of the premium and exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it maybe required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer). As of June 30, 2015, the Low Duration Bond Fund and the Total Return Bond Fund held written swaptions.

Futures -The Funds purchased or sold exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Funds may use futures contracts to manage exposure to the stock and bond markets or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Adviser to the Fund may be attempting to sell some or all the Fund holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Futures transactions involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

Foreign Currency - The Funds may hold foreign currency as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk).

Foreign Currency Exchange Contracts -The Funds entered into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by a Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

Swaps - The Funds invested in swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the

N-Q Report June 2015 / 153

Notes to Financial Statements (Continued)

returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index. A swap contract may not be assigned without the consent of the counterparty (and in certain circumstances may not be assignable), and may result in losses in the event of a default or bankruptcy of the counterparty.

The Funds entered into credit default swap agreements. The buyer in a credit default contract is obligated to pay the seller a periodic, stream of payments over the term of the contract provided no event of default has occurred. In the event of default, the seller must pay the buyer the par value (full notional value) of the reference obligation in exchange for the reference obligation. The Funds may be either the buyer or seller in such transactions. If the Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller of a credit default swap, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default event. If an event of default occurs, the seller may pay the notional value of the reference obligation. The value of the reference obligation received by the seller, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap contracts is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2015, for which a portfolio is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a portfolio for the same referenced entity or entities.

The Funds entered into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Funds’ maximum risk of loss due to counterparty default is the discounted net asset value of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life. The Funds enter into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed-rate bonds which may decrease when interest rates rise (interest rate risk).

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. At June 30, 2015, the Low Duration Bond Fund, the Intermediate Bond Fund, and the Total Return Bond Fund held swaptions.

In addition to the securities listed above, the AlphaTrak 500 Fund invested in the following equity derivative instruments with a notional or contractual value up to its total assets: S&P 500 Index futures contracts, Mini S&P 500 Index futures contracts, options on the S&P 500 Index and S&P futures, and swap agreements involving the S&P 500 Index. When the above listed S&P Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest up to 100% in the common stocks that comprise the S&P 500 Index. The Fund may also invest up to 25% of its total assets in these stocks indirectly by purchasing interests in one or more mutual funds, asset pools, or trusts that invest in such stocks.

The Funds may enter into total return swap agreements. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of LIBOR based cash flows. The total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. The total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually LIBOR, is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties.

154 / N-Q Report June 2015

Notes to Financial Statements (Concluded)

As a result, unrealized gains are reported as an asset and unrealized losses are reported as a liability in the statements of assets and liabilities. The change in the value of the swaps, including periodic amounts of interest paid or received on swaps is reported as unrealized gains or losses in both the statements of assets and liabilities and the statements of operations. A realized gain or loss is recorded upon payment or termination of swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used upon payment or receipt of a periodic payment or termination of swap agreements to express the extent of involvement in these transactions, but the amounts subject to credit risk are much smaller. At June 30, 2015 (Unaudited), the Funds had outstanding swap agreements as listed in the Funds’ Schedules of Portfolio Investments. Swap transactions present risk of loss in excess of the related amounts in the statements of assets and liabilities.

3.	FEDERAL TAX INFORMATION

Capital Loss Carryforwards:

At June 30, 2015, the following Funds had available for federal income tax purposes unused capital losses as follows:

FUND	EXPIRING IN 2016	EXPIRING IN 2017	EXPIRING IN 2018	EXPIRING IN 2019	SHORT TERM NON-EXPIRING AMOUNTS*	LONG TERM NON-EXPIRING AMOUNTS*
Ultra Short Bond Fund	$1,489,245	$17,068,161	$14,894,875	$10,083,524	$227,916	$4,792,592
Low Duration Bond Fund	–	99,373,584	21,029,490	42,081,240	–	48,358,952
Unconstrained Bond Fund	–	–	–	–	–	919,424
Strategic Income Fund	6,589,872	47,852,416	18,413,032	41,345,040	–	1,869,186
AlphaTrak 500 Fund	–	63,409,884	15,892,244	12,617,196	–	–

* Under the recently enacted Modernization Act of 2010, capital losses incurred by the Funds after March 31, 2011 will not be subject to expiration. In addition,    these losses must be utilized prior to the losses incurred in the years preceding enactment. All such losses are long term in character.

For additional information regarding the accounting policies of the Metropolitan West Funds, refer to the most recent financial statements in the N-CRS filing at www.sec.gov.

N-Q Report June 2015 / 155

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Metropolitan West Funds

By (Signature and Title)*	/s/ David B. Lippman
David B. Lippman, President and Principal Executive Officer
(principal executive officer)

Date	August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David B. Lippman
David B. Lippman, President and Principal Executive Officer
(principal executive officer)

Date	August 28, 2015

By (Signature and Title)*	/s/ David S. DeVito
David S. DeVito, Treasurer
(principal financial officer)

Date	August 28, 2015

* Print the name and title of each signing officer under his or her signature.